UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Gotham Absolute Return Fund
Institutional Class Shares | GARIX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$162	1.54%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Absolute Return Fund returned 10.64% (net), the S&P 500® Total Return Index returned 17.60%, and the HFRX Equity Hedge Index returned 8.62%.
  The spread for the period was 1.37%1.
  The long portfolio contributed 19.66% for the trailing twelve-month period. The short portfolio detracted -9.01% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	7.79%	31.55%
	Industrials	3.90%	19.36%
Short	Health Care	0.52%	-7.74%
	Consumer Staples	0.31%	-3.28%
	Largest Detractors
Long	Health Care	-1.21%	14.60%
	Consumer Staples	-0.10%	8.89%
Short	Information Technology	-3.44%	-8.94%
	Industrials	-2.00%	-13.12%
Stock Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	1.12%	0.62%
	Broadcom Inc	0.92%	1.43%
Short	Sarepta Therapeutics Inc	0.28%	-0.22%
	Dow Inc	0.25%	-0.40%
	Largest Detractors
Long	Merck & Co Inc	-0.32%	1.13%
	Target Corp	-0.24%	0.52%
Short	Arcadium Lithium PLC	-0.45%	-0.69%
	EchoStar Corp	-0.38%	-0.30%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Absolute Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the HFRX Equity Hedge Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	10.64%	14.42%	8.65%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
HFRX Equity Hedge Index	8.62%	7.87%	4.66%
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$979,757,300
Total number of portfolio holdings	1,709
Total advisory fee paid, net	$10,509,682
Portfolio turnover rate as of the end of the reporting period	290%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	24.6%
Industrials	14.9%
Health Care	10.6%
Consumer Discretionary	9.5%
Communication Services	6.8%
Consumer Staples	6.1%
Energy	5.9%
Financials	4.1%
Materials	3.3%
Utilities	2.1%
Short-Term Investment	3.6%
Other Assets in Excess of Liabilities	8.5%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Absolute Return Fund Institutional Class Shares (GARIX)
Annual Shareholder Report — September 30, 2025
GARIX-09/25-AR
Gotham Enhanced Return Fund
Institutional Class Shares | GENIX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$152	1.42%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Enhanced Return Fund returned 13.74% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 1.50%1.
  The long portfolio contributed 25.58% for the trailing twelve-month period. The short portfolio detracted -9.84% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	8.87%	41.27%
	Industrials	4.70%	26.59%
Short	Health Care	0.72%	-9.43%
	Consumer Staples	0.34%	-3.79%
	Largest Detractors
Long	Health Care	-0.76%	20.71%
Short	Information Technology	-3.80%	-11.39%
	Industrials	-2.08%	-16.14%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	1.38%	0.75%
	Western Digital Corp	1.08%	0.74%
Short	Sarepta Therapeutics Inc	0.39%	-0.28%
	Dow Inc	0.31%	-0.47%
	Largest Detractors
Long	Merck & Co Inc	-0.27%	1.37%
	Gartner Inc	-0.25%	0.26%
Short	Arcadium Lithium PLC	-0.54%	-0.80%
	EchoStar Corp	-0.49%	-0.36%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Enhanced Return Fund invests in other investment companies sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Enhanced Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	13.74%	19.19%	12.64%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$392,781,699
Total number of portfolio holdings	1,763
Total advisory fee paid, net	$3,496,783
Portfolio turnover rate as of the end of the reporting period	153%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	7.9%
Industrials	5.9%
Health Care	3.8%
Consumer Discretionary	3.5%
Communication Services	2.2%
Consumer Staples	2.1%
Energy	1.7%
Financials	1.6%
Materials	1.4%
Utilities	0.7%
Affiliated Equity Registered Investment Companies	44.4%
Exchange Traded Funds	0.5%
Short-Term Investment	5.7%
Other Assets in Excess of Liabilities	18.6%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced Return Fund Institutional Class Shares (GENIX)
Annual Shareholder Report — September 30, 2025
GENIX-09/25-AR
Gotham Neutral Fund
Institutional Class Shares | GONIX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$156	1.54%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Neutral Fund returned 2.50% (net), the S&P 500® Total Return Index returned 17.60%, and the ICE BofA US 3-Month Treasury Bill Index returned 4.38%.
  The spread for the period was -2.37%1.
  The long portfolio contributed 16.04% for the trailing twelve-month period. The short portfolio detracted -14.99% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	4.07%	25.79%
	Consumer Discretionary	3.87%	14.78%
Short	Health Care	0.81%	-11.55%
	Consumer Staples	0.24%	-4.80%
	Largest Detractors
Long	Health Care	-1.53%	16.28%
	Consumer Staples	-0.12%	9.56%
Short	Information Technology	-6.19%	-16.75%
	Industrials	-3.33%	-21.03%
Stock Contributors/Detractors
		Contribution	Average Exposure
	Largest Contributors
Long	Centrus Energy Corp	0.94%	0.45%
	Rocket Lab USA Inc	0.59%	0.47%
Short	Sarepta Therapeutics Inc	0.56%	-0.41%
	Dow Inc	0.33%	-0.51%
	Largest Detractors
Long	Alpha Metallurgical Resource Inc	-0.28%	0.27%
	FMC Corp.	-0.26%	0.49%
Short	EchoStar Corp	-0.61%	-0.48%
	Arcadium Lithium PLC	-0.59%	-1.04%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Neutral Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the ICE BofA US 3-Month Treasury Bill Index.
Growth of $10,000
For the years September 30, 2015 through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	2.50%	9.94%	4.05%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.08%
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$109,522,732
Total number of portfolio holdings	1,750
Total advisory fee paid, net	$1,216,457
Portfolio turnover rate as of the end of the reporting period	466%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	21.3%
Industrials	18.0%
Health Care	12.5%
Consumer Discretionary	10.1%
Energy	7.6%
Consumer Staples	7.5%
Communication Services	5.5%
Materials	4.4%
Financials	3.9%
Utilities	2.5%
Short-Term Investment	3.2%
Other Assets in Excess of Liabilities	3.5%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Neutral Fund Institutional Class Shares (GONIX)
Annual Shareholder Report — September 30, 2025
GONIX-09/25-AR
Gotham Index Plus Fund
Institutional Class Shares | GINDX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$134	1.23%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Index Plus Fund Institutional Class Shares returned 18.56% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 8.33%1.
  The long portfolio contributed 24.44% for the trailing twelve-month period. The short portfolio detracted -4.13% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.41%	43.16%
	Communication Services	4.13%	15.94%
Short	Health Care	1.16%	-12.15%
	Consumer Staples	0.81%	-5.42%
	Largest Detractors
Long	Consumer Staples	-1.35%	13.23%
	Materials	-0.72%	7.53%
Short	Industrials	-2.00%	-16.42%
	Information Technology	-1.46%	-12.01%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	NVIDIA Corporation	2.00%	6.29%
	Microsoft Corp	1.51%	7.29%
Short	Dow Inc	0.73%	-0.87%
	Moderna Inc	0.64%	-0.43%
	Largest Detractors
Long	LyondellBasell Industries NV	-0.52%	0.95%
	Target Corp	-0.41%	1.02%
Short	Warner Bros Discovery Inc	-0.95%	-0.79%
	Intel Corp	-0.55%	-0.67%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Index Plus Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	18.56%	18.35%	15.70%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,139,762,879
Total number of portfolio holdings	775
Total advisory fee paid, net	$6,935,104
Portfolio turnover rate as of the end of the reporting period	84%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	6.1%
Financials	3.1%
Communication Services	2.7%
Industrials	2.5%
Health Care	2.4%
Consumer Discretionary	1.5%
Consumer Staples	1.5%
Materials	0.9%
Energy	0.8%
Real Estate	0.6%
Utilities	0.5%
Affiliated Equity Registered Investment Company	45.7%
Exchange Traded Funds	0.2%
Short-Term Investment	7.1%
Other Assets in Excess of Liabilities	24.4%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Institutional Class Shares (GINDX)
Annual Shareholder Report — September 30, 2025
GINDX-09/25-AR
Gotham Index Plus Fund
Investor Class Shares | GNNDX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$159	1.46%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Index Plus Fund Investor Class Shares returned 18.27% (net) and the S&P 500® Total Return Index returned 17.60%.
  The spread for the period was 8.33%1.
  The long portfolio contributed 24.44% for the trailing twelve-month period. The short portfolio detracted -4.13% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	10.41%	43.16%
	Communication Services	4.13%	15.94%
Short	Health Care	1.16%	-12.15%
	Consumer Staples	0.81%	-5.42%
	Largest Detractors
Long	Consumer Staples	-1.35%	13.23%
	Materials	-0.72%	7.53%
Short	Industrials	-2.00%	-16.42%
	Information Technology	-1.46%	-12.01%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	NVIDIA Corporation	2.00%	6.29%
	Microsoft Corp	1.51%	7.29%
Short	Dow Inc	0.73%	-0.87%
	Moderna Inc	0.64%	-0.43%
	Largest Detractors
Long	LyondellBasell Industries NV	-0.52%	0.95%
	Target Corp	-0.41%	1.02%
Short	Warner Bros Discovery Inc	-0.95%	-0.79%
	Intel Corp	-0.55%	-0.67%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Index Plus Fund invests in another investment company sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying fund.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Index Plus Fund’s Investor Class Shares vs. the S&P 500® Total Return Index.
Growth of $10,000
For the period December 29, 2017* through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Investor Class Shares	18.27%	18.04%	13.30%*
S&P 500® Total Return Index	17.60%	16.47%	14.43%**
*	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017.
**	Benchmark performance is from commencement date of the Fund’s Institutional Class Shares only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,139,762,879
Total number of portfolio holdings	775
Total advisory fee paid, net	$6,935,104
Portfolio turnover rate as of the end of the reporting period	84%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation*
Information Technology	6.1%
Financials	3.1%
Communication Services	2.7%
Industrials	2.5%
Health Care	2.4%
Consumer Discretionary	1.5%
Consumer Staples	1.5%
Materials	0.9%
Energy	0.8%
Real Estate	0.6%
Utilities	0.5%
Affiliated Equity Registered Investment Company	45.7%
Exchange Traded Funds	0.2%
Short-Term Investment	7.1%
Other Assets in Excess of Liabilities	24.4%
TOTAL	100.0%
*	Sector Allocation is of long positions only and does not include the underlying referenced securities that are held via swap (both long and short).
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Investor Class Shares (GNNDX)
Annual Shareholder Report — September 30, 2025
GNNDX-09/25-AR
Gotham Large Value Fund
Institutional Class Shares | GVALX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$77	0.75%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Large Value Fund returned 6.65% (net) and the S&P 500® Total Return Index returned 17.60%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	3.03%	10.77%
Financials	1.02%	12.67%
Largest Detractors
Consumer Staples	-0.11%	11.49%
Health Care	-0.07%	13.43%
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Citigroup Inc	0.73%	1.34%
Lam Research Corp	0.69%	0.45%
Largest Detractors
Elevance Health Inc	-0.42%	0.85%
Target Corp	-0.36%	0.67%
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Large Value Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $100,000
For the period December 31, 2015* through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	6.65%	13.27%	11.60%*
S&P 500® Total Return Index	17.60%	16.47%	14.92%**
*	The Gotham Large Value Fund commenced operations on December 31, 2015.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$34,228,554
Total number of portfolio holdings	245
Total advisory fee paid, net	$101,388
Portfolio turnover rate as of the end of the reporting period	200%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	19.8%
Health Care	15.2%
Information Technology	13.5%
Financials	12.9%
Consumer Staples	10.0%
Consumer Discretionary	9.7%
Communication Services	7.3%
Energy	4.4%
Real Estate	3.0%
Materials	2.7%
Utilities	0.2%
Short-Term Investment	1.1%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Large Value Fund Institutional Class Shares (GVALX)
Annual Shareholder Report — September 30, 2025
GVALX-09/25-AR
Gotham Enhanced S&P 500
Index Fund
 Institutional Class Shares | GSPFX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$54	0.50%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Enhanced S&P 500 Index Fund returned 14.76% (net) and the S&P 500® Total Return Index returned 17.60%.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Information Technology	6.33%	28.67%
Communication Services	4.02%	13.83%
Largest Detractors
Healthcare	-0.48%	9.84%
(Health Care was the only sector with negative contribution)
Stock Contributors/Detractors
	Contribution	Average Exposure
Largest Contributors
Alphabet Inc	1.98%	4.43%
NVIDIA Corporation	1.92%	5.02%
Largest Detractors
Merck & Co Inc	-0.40%	1.27%
Fiserv Inc	-0.22%	0.82%
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Gotham Enhanced S&P 500 Index Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index.
Growth of $10,000
For the period December 30, 2016* through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Institutional Class Shares	14.76%	15.84%	15.06%*
S&P 500® Total Return Index	17.60%	16.47%	15.26%**
*	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$23,798,021
Total number of portfolio holdings	502
Total advisory fee paid, net	$76,673
Portfolio turnover rate as of the end of the reporting period	176%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	32.2%
Financials	15.2%
Communication Services	14.0%
Consumer Discretionary	10.7%
Health Care	9.7%
Industrials	9.2%
Consumer Staples	3.8%
Energy	1.7%
Materials	1.5%
Real Estate	1.0%
Utilities	0.3%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.0)%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares (GSPFX)
Annual Shareholder Report — September 30, 2025
GSPFX-09/25-AR
Gotham Total Return Fund
 Institutional Class Shares | GTRFX
Annual Shareholder Report — September 30, 2025
This annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%
Management's Discussion of Fund Performance
Summary of Results
  For the trailing twelve-month time period ending 9/30/2025, the Gotham Total Return Fund returned 9.68% (net), the S&P 500® Total Return Index returned 17.60%, and the HFRX Equity Hedge Index returned 8.62%.
  The spread for the period was -1.43%1.
  The long portfolio contributed 13.58% for the trailing twelve-month period. The short portfolio detracted -3.32% for the period.
  Top contributors and detractors by sector and stock positions are below:
Sector Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	3.38%	23.16%
	Consumer Staples	1.85%	14.10%
Short	There were no short sectors that contributed
	Largest Detractors
Long	There were no long sectors that detracted
Short	Information Technology	-0.83%	-6.05%
	Industrials	-0.57%	-4.45%
Stock Contributors/Detractors*
		Contribution	Average Exposure
	Largest Contributors
Long	Microsoft Corp	0.46%	3.10%
	Apple Inc	0.34%	2.86%
Short	Teradyne Inc	0.02%	-0.01%
	Largest Detractors
Long	Marsh & McLennan Companies Inc	-0.02%	0.44%
	LyondellBasell Industries NV	-0.01%	0.25%
Short	Intel Corp	-0.05%	-0.27%
	Microchip Technology Inc	-0.05%	-0.23%
1 The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e., 100% long the long portfolio less 100% long the short portfolio).
* The Gotham Total Return Fund is an allocation strategy that invests in other investment companies advised and/or sub-advised by Gotham. Sector and Stock Contribution shown above is based on the holdings of the underlying funds. Stock Contributors/Detractors that do not round to +/- .01% Contribution are not shown.
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in Gotham Total Return Fund’s Institutional Class Shares vs. the S&P 500® Total Return Index and the HFRX Equity Hedge Index.
Growth of $100,000
For the years September 30, 2015 through September 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class Shares	9.68%	10.95%	8.84%
S&P 500® Total Return Index	17.60%	16.47%	15.30%
HFRX Equity Hedge Index	8.62%	7.87%	4.66%
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit https://www.gothamfunds.com/documents for performance data current to the most recent month-end.
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$15,851,492
Total number of portfolio holdings	6
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	7%
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	98.4%
Short-Term Investment	1.9%
Liabilities in Excess of Other Assets	(0.3)%
TOTAL	100.0%
Material Fund changes during the period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the fiscal year ended September 30, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Total Return Fund Institutional Class Shares (GTRFX)
Annual Shareholder Report — September 30, 2025
GTRFX-09/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $543,338 for the fiscal year ending September 30, 2025 and $420,725 for the fiscal year ending September 30, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending September 30, 2025 and $3,893 for the fiscal year ending September 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending September 30, 2025 and $0 for the fiscal year ending September 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Total Return Fund
ANNUAL FINANCIALS AND ADDITIONAL INFORMATION
September 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
ANNUAL FINANCIALS
AS OF September 30, 2025

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 87.9%
Automobiles & Components — 0.9%
Adient PLC (Ireland)*	475	$ 11,438
Aptiv PLC (Jersey)*	4,494	387,473
Dana, Inc.	35,832	718,073
Dorman Products, Inc.*	2,531	394,532
Ford Motor Co.(a)	243,473	2,911,937
General Motors Co.(a)	50,349	3,069,778
Phinia, Inc.	3,472	199,571
Solid Power, Inc.*	140,712	488,271
Thor Industries, Inc.	4,438	460,176
Visteon Corp.	4,192	502,453
XPEL, Inc.*	1,325	43,818
		9,187,520
Capital Goods — 9.1%
A. O. Smith Corp.	20,082	1,474,220
Alamo Group, Inc.	362	69,106
Allegion PLC (Ireland)	9,104	1,614,594
Allient, Inc.	2,691	120,422
Allison Transmission Holdings, Inc.	4,451	377,801
AMETEK, Inc.	6,727	1,264,676
API Group Corp.*	18,459	634,436
Armstrong World Industries, Inc.	5,460	1,070,215
Array Technologies, Inc.*	39,142	319,007
Astronics Corp.*	12,938	590,102
ATS Corp. (Canada)*	152	3,982
AZZ, Inc.	4,022	438,921
CAE, Inc. (Canada)*	5,597	165,895
Crane Co.	9,094	1,674,569
Cummins, Inc.	628	265,248
Deere & Co.	2,557	1,169,214
DNOW, Inc.*	28,939	441,320
Donaldson Co., Inc.	2,424	198,404
EMCOR Group, Inc.	781	507,291
Emerson Electric Co.	9,725	1,275,726
ESCO Technologies, Inc.	5,116	1,080,039
Federal Signal Corp.	526	62,589
Ferguson Enterprises, Inc.(a)	20,054	4,503,727
Flowserve Corp.	6,646	353,168
Fortive Corp.	17,653	864,820
GE Vernova, Inc.	3,411	2,097,424
Generac Holdings, Inc.*	6,759	1,131,457
General Dynamics Corp.(a)	13,766	4,694,206
General Electric Co.	5,334	1,604,574
Graco, Inc.	8,820	749,347
Granite Construction, Inc.	3,785	415,025
Hayward Holdings, Inc.*	83,868	1,268,084
Honeywell International, Inc.	12,017	2,529,579
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Howmet Aerospace, Inc.	4,515	$ 885,978
Hubbell, Inc.	179	77,026
Ingersoll Rand, Inc.	3,795	313,543
Janus International Group, Inc.*	5,020	49,547
Johnson Controls International PLC (Ireland)	17,549	1,929,513
Kadant, Inc.	1,856	552,309
L3Harris Technologies, Inc.	3,606	1,101,308
Lindsay Corp.	1,658	233,048
Loar Holdings, Inc.*	2,997	239,760
Mercury Systems, Inc.*	6,675	516,645
Microvast Holdings, Inc.*	192,593	741,483
MRC Global, Inc.*	11,229	161,922
Mueller Water Products, Inc., Class A	15,778	402,655
MYR Group, Inc.*	7,772	1,616,809
NEXTracker, Inc., Class A*	7,176	530,952
Nordson Corp.	5,976	1,356,253
Northrop Grumman Corp.	2,196	1,338,067
NuScale Power Corp.*	10,580	380,880
Otis Worldwide Corp.	18,491	1,690,632
Owens Corning	22,331	3,158,943
Parker-Hannifin Corp.	282	213,798
Pentair PLC (Ireland)	17,731	1,963,886
Powell Industries, Inc.	1	305
Primoris Services Corp.	13,654	1,875,104
RBC Bearings, Inc.*	1,154	450,395
Regal Rexnord Corp.	17,573	2,520,671
Resideo Technologies, Inc.*	27,025	1,166,940
REV Group, Inc.	31,884	1,806,866
Rocket Lab Corp.(a)*	80,364	3,850,239
Rockwell Automation, Inc.	7,496	2,620,077
RTX Corp.	13,751	2,300,955
Sensata Technologies Holding PLC (United Kingdom)	64,195	1,961,157
SiteOne Landscape Supply, Inc.*	3,425	441,140
Snap-on, Inc.	4,934	1,709,779
SPX Technologies, Inc.*	329	61,451
Stanley Black & Decker, Inc.	11,351	843,720
Stantec, Inc. (Canada)	178	19,188
Sterling Infrastructure, Inc.*	1	340
Textron, Inc.	6,408	541,412
Toro Co. (The)	3,003	228,829
Trane Technologies PLC (Ireland)	1,702	718,176
Tutor Perini Corp.*	43,791	2,872,252
United Rentals, Inc.	1,415	1,350,844
V2X, Inc.*	9,609	558,187

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Valmont Industries, Inc.	3,366	$ 1,305,099
Vicor Corp.*	4,302	213,895
VSE Corp.	9,084	1,510,124
Watts Water Technologies, Inc., Class A	282	78,757
Westinghouse Air Brake Technologies Corp.	6,140	1,230,886
WillScot Holdings Corp.	1,567	33,079
Worthington Enterprises, Inc.	1,341	74,412
WW Grainger, Inc.	1,740	1,658,150
Zurn Elkay Water Solutions Corp.	6,805	320,039
		88,806,613
Commercial & Professional Services — 4.0%
Amentum Holdings, Inc.*	60,696	1,453,669
Automatic Data Processing, Inc.(a)	14,273	4,189,125
Barrett Business Services, Inc.	599	26,548
Booz Allen Hamilton Holding Corp.	8,594	858,970
Broadridge Financial Solutions, Inc.	6,976	1,661,474
Cintas Corp.	2,779	570,418
Copart, Inc.*	83,849	3,770,690
CSG Systems International, Inc.	21,676	1,395,501
Deluxe Corp.	6,406	124,020
Driven Brands Holdings, Inc.*	14,664	236,237
Exponent, Inc.	2,641	183,497
GFL Environmental, Inc. (Canada)	55,678	2,638,024
Healthcare Services Group, Inc.*	45,642	768,155
HNI Corp.	4,577	214,432
ICF International, Inc.	335	31,088
Jacobs Solutions, Inc.(a)	12,179	1,825,145
KBR, Inc.	25,794	1,219,798
Korn Ferry	7,296	510,574
Leidos Holdings, Inc.	6,192	1,170,040
Matthews International Corp., Class A	528	12,820
OPENLANE, Inc.*	3,071	88,383
Paycom Software, Inc.	1,495	311,169
Paylocity Holding Corp.*	5,587	889,841
Pitney Bowes, Inc.	111,838	1,276,072
Planet Labs PBC*	109,697	1,423,867
Republic Services, Inc.(a)	6,221	1,427,595
Rollins, Inc.	5,525	324,539
Tetra Tech, Inc.	46,092	1,538,551
Thomson Reuters Corp. (Canada)	5,992	930,737
UniFirst Corp.	3,338	558,080
Upwork, Inc.*	99,688	1,851,206
Veralto Corp.(a)	20,160	2,149,258
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	6,839	$ 1,720,077
Waste Connections, Inc. (Canada)	2,577	453,037
Willdan Group, Inc.*	18,032	1,743,514
		39,546,151
Consumer Discretionary Distribution & Retail — 4.4%
Advance Auto Parts, Inc.	46,529	2,856,881
A-Mark Precious Metals, Inc.	730	18,885
Amazon.com, Inc.(a)*	53,202	11,681,563
AutoZone, Inc.*	49	210,222
Best Buy Co., Inc.	1,897	143,451
Buckle, Inc. (The)	5,352	313,948
CarMax, Inc.*	12,767	572,855
Dillard's, Inc., Class A	1,959	1,203,766
eBay, Inc.(a)	33,446	3,041,914
Five Below, Inc.*	11,990	1,854,853
GigaCloud Technology, Inc., Class A (Cayman Islands)*	5,704	161,994
Groupon, Inc.*	43,502	1,015,772
Kohl's Corp.	154,046	2,367,687
LKQ Corp.	5,830	178,048
Lowe's Cos., Inc.(a)	23,848	5,993,241
Macy's, Inc.	158,598	2,843,662
Petco Health & Wellness Co., Inc.*	109,383	423,312
Sally Beauty Holdings, Inc.*	23,716	386,096
Signet Jewelers Ltd. (Bermuda)	4,262	408,811
Sonic Automotive, Inc., Class A	6,471	492,378
ThredUp, Inc., Class A*	107,234	1,013,361
TJX Cos., Inc. (The)(a)	20,275	2,930,549
Tractor Supply Co.	7,249	412,251
Ulta Beauty, Inc.*	202	110,444
Urban Outfitters, Inc.*	28,491	2,035,112
Valvoline, Inc.*	2,954	106,078
Wayfair, Inc., Class A*	7,644	682,839
Williams-Sonoma, Inc.	600	117,270
		43,577,243
Consumer Durables & Apparel — 1.5%
Acushnet Holdings Corp.	2,149	168,675
Amer Sports, Inc. (Cayman Islands)*	2,516	87,431
BRP, Inc., sub-voting shares (Canada)	4,221	256,552
Deckers Outdoor Corp.*	2,948	298,839
DR Horton, Inc.	7,021	1,189,849
Hanesbrands, Inc.*	22,618	149,053
Hasbro, Inc.	12,128	919,909
Leggett & Platt, Inc.	95,624	849,141
NIKE, Inc., Class B	18,163	1,266,506

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NVR, Inc.*	132	$ 1,060,575
Peloton Interactive, Inc., Class A(a)*	329,671	2,967,039
Ralph Lauren Corp.	4,110	1,288,731
Sonos, Inc.*	840	13,272
Tapestry, Inc.	22,653	2,564,773
TopBuild Corp.*	2,963	1,158,118
Wolverine World Wide, Inc.	1,448	39,733
		14,278,196
Consumer Services — 2.7%
ADT, Inc.	47,341	412,340
BJ's Restaurants, Inc.*	23,442	715,684
Booking Holdings, Inc.(a)	444	2,397,276
Bright Horizons Family Solutions, Inc.*	3,303	358,607
Brinker International, Inc.*	15,419	1,953,279
Caesars Entertainment, Inc.*	13,299	359,405
Carnival Corp. (Panama)*	78,805	2,278,253
Cheesecake Factory, Inc. (The)	7,531	411,494
Chipotle Mexican Grill, Inc.*	43,527	1,705,823
Churchill Downs, Inc.	13,086	1,269,473
Darden Restaurants, Inc.	4,529	862,140
Domino's Pizza, Inc.	1,312	566,403
Hilton Worldwide Holdings, Inc.	2,849	739,145
Life Time Group Holdings, Inc.*	8,574	236,642
Lindblad Expeditions Holdings, Inc.*	2,426	31,053
Marriott International, Inc., Class A	9,488	2,471,055
McDonald's Corp.	128	38,898
Planet Fitness, Inc., Class A*	6,849	710,926
Pursuit Attractions and Hospitality, Inc.*	5,268	190,596
Royal Caribbean Cruises Ltd. (Liberia)	4,622	1,495,587
Rush Street Interactive, Inc.*	46,443	951,153
Stride, Inc.*	4,287	638,506
Vail Resorts, Inc.	7,318	1,094,553
Wingstop, Inc.	6,291	1,583,319
Wyndham Hotels & Resorts, Inc.	2,399	191,680
Wynn Resorts Ltd.	3,645	467,544
Yum! Brands, Inc.(a)	14,436	2,194,272
		26,325,106
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	1,429	807,842
Costco Wholesale Corp.(a)	2,356	2,180,784
Dollar General Corp.	22,129	2,287,032
Dollar Tree, Inc.*	32,705	3,086,371
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Guardian Pharmacy Services, Inc., Class A*	26	$ 682
Kroger Co. (The)	12,654	853,006
Maplebear, Inc.*	9,386	345,029
Natural Grocers by Vitamin Cottage, Inc.	5,295	211,800
Sprouts Farmers Market, Inc.*	10,182	1,107,802
Sysco Corp.	3,957	325,819
Target Corp.(a)	28,334	2,541,560
United Natural Foods, Inc.*	20,356	765,793
Walmart, Inc.(a)	18,263	1,882,185
		16,395,705
Energy — 5.9%
Antero Midstream Corp.	84,520	1,643,069
Antero Resources Corp.(a)*	151,758	5,092,998
APA Corp.	136,127	3,305,164
Baker Hughes Co.	22,803	1,110,962
Baytex Energy Corp. (Canada)	131,093	306,758
Centrus Energy Corp., Class A*	21,203	6,574,414
Chevron Corp.(a)	41,423	6,432,578
CVR Energy, Inc.	3,088	112,650
DHT Holdings, Inc. (Marshall Islands)	62,294	744,413
EOG Resources, Inc.(a)	47,654	5,342,966
Expand Energy Corp.	10,209	1,084,604
Exxon Mobil Corp.	27,825	3,137,269
FLEX LNG Ltd. (Bermuda)	337	8,492
Gulfport Energy Corp.*	10,759	1,947,164
Halliburton Co.	83,017	2,042,218
HF Sinclair Corp.	48,624	2,544,980
Kinder Morgan, Inc.	106,637	3,018,893
Kodiak Gas Services, Inc.	32,792	1,212,320
Magnolia Oil & Gas Corp., Class A	62,456	1,490,825
Patterson-UTI Energy, Inc.	60,236	312,022
Precision Drilling Corp. (Canada)*	3,519	198,331
Range Resources Corp.	18,589	699,690
Schlumberger NV (Curacao)	1,721	59,151
TC Energy Corp. (Canada)	15,943	867,459
TechnipFMC PLC (United Kingdom)	21,879	863,127
Tidewater, Inc.*	22,424	1,195,872
Transocean Ltd. (Switzerland)*	822,696	2,566,812
Valaris Ltd. (Bermuda)*	13,828	674,392
Valero Energy Corp.	13,582	2,312,471
World Kinect Corp.	39,973	1,037,299
		57,939,363

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 4.0%
Affirm Holdings, Inc.*	1,420	$ 103,774
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,491,579
Blackrock, Inc.	818	953,682
Cboe Global Markets, Inc.	2,767	678,607
CME Group, Inc.(a)	17,268	4,665,641
Corpay, Inc.*	3,692	1,063,518
Euronet Worldwide, Inc.*	5,571	489,190
FactSet Research Systems, Inc.	3,324	952,293
Fiserv, Inc.(a)*	33,457	4,313,611
Franklin Resources, Inc.	29,165	674,586
Global Payments, Inc.(a)	35,258	2,929,235
Intercontinental Exchange, Inc.	9,896	1,667,278
Jack Henry & Associates, Inc.	8,440	1,256,969
Mastercard, Inc., Class A	1,892	1,076,189
Moody's Corp.	1,132	539,375
Morningstar, Inc.	2,038	472,836
Nasdaq, Inc.	22,996	2,033,996
Paymentus Holdings, Inc., Class A*	33,911	1,037,677
PayPal Holdings, Inc.(a)*	46,474	3,116,546
Remitly Global, Inc.*	107,870	1,758,281
S&P Global, Inc.	2,478	1,206,067
Sezzle, Inc.*	4,810	382,539
T Rowe Price Group, Inc.	11,951	1,226,651
Toast, Inc., Class A*	31,047	1,133,526
Visa, Inc., Class A	9,988	3,409,703
		39,633,349
Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.(a)	66,074	4,364,848
Archer-Daniels-Midland Co.	5,619	335,679
Boston Beer Co., Inc. (The), Class A*	1,810	382,670
Cal-Maine Foods, Inc.	12,201	1,148,114
Campbell's Company (The)	45,953	1,451,196
Celsius Holdings, Inc.*	31,477	1,809,613
Coca-Cola Co. (The)(a)	65,736	4,359,611
Conagra Brands, Inc.	76,299	1,397,035
Constellation Brands, Inc., Class A	7,028	946,461
Fresh Del Monte Produce, Inc. (Cayman Islands)	12,181	422,924
General Mills, Inc.	30,413	1,533,423
J & J Snack Foods Corp.	501	48,141
Kellanova(a)	20,294	1,664,514
Keurig Dr Pepper, Inc.(a)	111,135	2,835,054
Kraft Heinz Co. (The)(a)	66,739	1,737,884
Lamb Weston Holdings, Inc.	19,906	1,156,140
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Beverage Co., Class B	12,823	$ 580,241
Monster Beverage Corp.*	20,767	1,397,827
National Beverage Corp.*	3,886	143,471
PepsiCo, Inc.	11,175	1,569,417
Philip Morris International, Inc.	9,368	1,519,490
Pilgrim's Pride Corp.	11,400	464,208
Simply Good Foods Co. (The)*	17,374	431,223
SunOpta, Inc. (Canada)*	11,969	70,138
Tyson Foods, Inc., Class A	32,207	1,748,840
		33,518,162
Health Care Equipment & Services — 5.5%
AdaptHealth Corp.*	22,735	203,478
Align Technology, Inc.*	9,085	1,137,624
Baxter International, Inc.	64,164	1,461,014
Becton Dickinson & Co.	19,083	3,571,765
Boston Scientific Corp.*	22,164	2,163,871
Cardinal Health, Inc.	10,652	1,671,938
Cencora, Inc.	3,647	1,139,797
Cigna Group (The)	1,347	388,273
CONMED Corp.	19,304	907,867
CorVel Corp.*	6,330	490,069
CVS Health Corp.	31,155	2,348,776
Elevance Health, Inc.	2,496	806,508
Embecta Corp.	19,327	272,704
GE HealthCare Technologies, Inc.	18,885	1,418,264
Globus Medical, Inc., Class A*	5,630	322,430
HCA Healthcare, Inc.	4,951	2,110,116
HealthEquity, Inc.*	16,233	1,538,401
Hologic, Inc.*	32,053	2,163,257
Humana, Inc.	7,847	2,041,554
ICU Medical, Inc.*	11,871	1,424,045
IDEXX Laboratories, Inc.*	2,543	1,624,697
Insulet Corp.*	4,464	1,378,171
iRhythm Technologies, Inc.*	10,906	1,875,723
LeMaitre Vascular, Inc.	2,334	204,248
LivaNova PLC (United Kingdom)*	1,879	98,422
McKesson Corp.	891	688,333
Medtronic PLC (Ireland)	17,830	1,698,129
Merit Medical Systems, Inc.*	5,530	460,262
Molina Healthcare, Inc.*	4,995	955,843
Pediatrix Medical Group, Inc.*	49,079	822,073
Penumbra, Inc.*	5,354	1,356,275
Privia Health Group, Inc.*	17,587	437,916
Progyny, Inc.*	24,227	521,365
Quest Diagnostics, Inc.	3,272	623,578

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
QuidelOrtho Corp.*	87,731	$ 2,583,678
ResMed, Inc.	10,725	2,935,754
Solventum Corp.*	10,549	770,077
STERIS PLC (Ireland)	4,259	1,053,847
TransMedics Group, Inc.*	3,299	370,148
UFP Technologies, Inc.*	5,249	1,047,700
Universal Health Services, Inc., Class B	2,031	415,218
Veeva Systems, Inc., Class A*	2,292	682,810
Waystar Holding Corp.*	88,349	3,350,194
Zimmer Biomet Holdings, Inc.	721	71,019
		53,607,231
Household & Personal Products — 1.0%
Central Garden & Pet Co., Class A*	5,244	154,855
Church & Dwight Co., Inc.	3,971	347,979
Clorox Co. (The)	12,422	1,531,632
Colgate-Palmolive Co.(a)	23,810	1,903,371
Kenvue, Inc.	199,854	3,243,630
Kimberly-Clark Corp.(a)	14,091	1,752,075
Oil-Dri Corp. of America	16	977
Olaplex Holdings, Inc.*	136	178
Procter & Gamble Co. (The)	3,604	553,755
WD-40 Co.	91	17,982
		9,506,434
Materials — 3.3%
Avery Dennison Corp.	14,790	2,398,494
Ball Corp.	3,193	160,991
Cabot Corp.	2,908	221,153
Carpenter Technology Corp.	3,996	981,178
Century Aluminum Co.*	10,911	320,347
CF Industries Holdings, Inc.	3,028	271,612
Compass Minerals International, Inc.*	24,222	465,062
Corteva, Inc.	16,843	1,139,092
Crown Holdings, Inc.	4,875	470,876
DuPont de Nemours, Inc.(a)	28,655	2,232,225
Ecolab, Inc.	4,125	1,129,673
Element Solutions, Inc.	29,729	748,279
Fortuna Mining Corp. (Canada)*	9,610	86,106
Freeport-McMoRan, Inc.	47,341	1,856,714
Gold Royalty Corp. (Canada)*	4,515	17,428
HB Fuller Co.	1,473	87,319
Hecla Mining Co.	19,416	234,934
Ingevity Corp.*	18,757	1,035,199
International Flavors & Fragrances, Inc.	44,958	2,766,715
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
James Hardie Industries PLC (Ireland)*	55,487	$ 1,065,905
Kinross Gold Corp. (Canada)	75,778	1,883,083
Linde PLC (Ireland)	5,929	2,816,275
LyondellBasell Industries NV, Class A (Netherlands)	8,050	394,772
New Gold, Inc. (Canada)*	128,442	922,214
NewMarket Corp.	67	55,490
Newmont Corp.	12,108	1,020,825
Novagold Resources, Inc. (Canada)*	1,575	13,860
Nutrien Ltd. (Canada)	13,592	797,986
Olin Corp.	14,073	351,684
Packaging Corp. of America	10,498	2,287,829
Pan American Silver Corp. (Canada)	63,709	2,467,450
Sealed Air Corp.	7,902	279,336
Southern Copper Corp.	1,484	180,098
SSR Mining, Inc. (Canada)*	4,018	98,120
Steel Dynamics, Inc.	115	16,034
SunCoke Energy, Inc.	24,172	197,244
United States Lime & Minerals, Inc.	670	88,139
Vulcan Materials Co.	3,510	1,079,746
		32,639,487
Media & Entertainment — 5.9%
Alphabet, Inc., Class A(a)	49,797	12,105,651
Bumble, Inc., Class A*	2,230	13,581
Cargurus, Inc.*	19,204	714,965
Cinemark Holdings, Inc.	25,378	711,092
Comcast Corp., Class A(a)	126,059	3,960,774
Electronic Arts, Inc.	113	22,792
EverQuote, Inc., Class A*	31,956	730,834
Fox Corp., Class A	28,889	1,821,740
IAC, Inc.*	52,497	1,788,573
Interpublic Group of Cos., Inc. (The)	55,082	1,537,339
Madison Square Garden Entertainment Corp.*	5,510	249,272
Match Group, Inc.	20,674	730,206
MediaAlpha, Inc., Class A*	782	8,899
Meta Platforms, Inc., Class A(a)	19,342	14,204,378
Netflix, Inc.(a)*	4,433	5,314,812
New York Times Co. (The), Class A	3,412	195,849
News Corp., Class A	36,538	1,122,082
Nexstar Media Group, Inc.	1,366	270,113
Omnicom Group, Inc.	9,716	792,145
Paramount Skydance Corp., Class B	24,508	463,691
QuinStreet, Inc.*	24	371
Reddit, Inc., Class A*	1,180	271,388

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
ROBLOX Corp., Class A*	9,464	$ 1,310,953
Spotify Technology SA (Luxembourg)*	1	698
TEGNA, Inc.	4,223	85,854
TripAdvisor, Inc.*	5,541	90,097
Walt Disney Co. (The)(a)	61,797	7,075,757
Webtoon Entertainment, Inc.*	4,952	96,118
Yelp, Inc.*	45,116	1,407,619
Ziff Davis, Inc.*	11,073	421,881
		57,519,524
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
ACADIA Pharmaceuticals, Inc.*	11,980	255,653
Adaptive Biotechnologies Corp.*	52,555	786,223
Alkermes PLC (Ireland)*	7,960	238,800
Amneal Pharmaceuticals, Inc.*	7,974	79,820
ANI Pharmaceuticals, Inc.*	3,854	353,026
Arrowhead Pharmaceuticals, Inc.*	5,254	181,211
Aurinia Pharmaceuticals, Inc. (Canada)*	2,438	26,940
Azenta, Inc.*	22,093	634,511
BioCryst Pharmaceuticals, Inc.*	160,990	1,221,914
Biogen, Inc.*	11,594	1,624,088
BioLife Solutions, Inc.*	15,142	386,272
BioMarin Pharmaceutical, Inc.*	37,690	2,041,290
Bio-Rad Laboratories, Inc., Class A*	3,095	867,807
Bristol-Myers Squibb Co.	53,062	2,393,096
Catalyst Pharmaceuticals, Inc.*	39,442	777,007
Charles River Laboratories International, Inc.*	7,883	1,233,374
Collegium Pharmaceutical, Inc.*	357	12,491
Danaher Corp.	4,317	855,888
Elanco Animal Health, Inc.*	13,494	271,769
Gilead Sciences, Inc.(a)	29,821	3,310,131
GRAIL, Inc.*	1,936	114,476
Harmony Biosciences Holdings, Inc.*	18,963	522,620
Illumina, Inc.*	9,173	871,160
Incyte Corp.*	1,890	160,291
Innoviva, Inc.*	32,673	596,282
IQVIA Holdings, Inc.*	12,918	2,453,645
Johnson & Johnson(a)	25,092	4,652,559
Kodiak Sciences, Inc.*	43	704
Ligand Pharmaceuticals, Inc.*	4,919	871,352
Merck & Co., Inc.(a)	46,014	3,861,955
Mettler-Toledo International, Inc.*	10	12,276
Pfizer, Inc.(a)	371,492	9,465,616
Prestige Consumer Healthcare, Inc.*	5,472	341,453
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Regeneron Pharmaceuticals, Inc.(a)	8,268	$ 4,648,848
Rezolute, Inc.*	867	8,150
SIGA Technologies, Inc.	1,483	13,570
Syndax Pharmaceuticals, Inc.*	21,812	335,578
Theravance Biopharma, Inc. (Cayman Islands)*	2,415	35,259
Thermo Fisher Scientific, Inc.*	2,305	1,117,971
Waters Corp.*	2,093	627,502
Zoetis, Inc.	15,946	2,333,219
		50,595,797
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(a)*	31,752	5,137,156
Allegro MicroSystems, Inc.*	15,361	448,541
Alpha & Omega Semiconductor Ltd. (Bermuda)*	7,822	218,703
Analog Devices, Inc.(a)	17,178	4,220,635
Astera Labs, Inc.*	2,804	549,023
Broadcom, Inc.(a)	26,198	8,642,982
Credo Technology Group Holding Ltd. (Cayman Islands)*	14,336	2,087,465
Lam Research Corp.(a)	44,445	5,951,186
Microchip Technology, Inc.	11,623	746,429
Micron Technology, Inc.(a)	58,720	9,825,031
Monolithic Power Systems, Inc.	1,900	1,749,216
NVIDIA Corp.(a)	73,114	13,641,610
NXP Semiconductors NV (Netherlands)	13,008	2,962,312
ON Semiconductor Corp.*	28,785	1,419,388
Penguin Solutions, Inc.*	41,641	1,094,326
Power Integrations, Inc.	16,195	651,201
Qorvo, Inc.*	6,065	552,400
QUALCOMM, Inc.(a)	52,400	8,717,264
Rigetti Computing, Inc.*	17,908	533,479
Semtech Corp.*	39,036	2,789,122
Silicon Laboratories, Inc.*	2,417	316,941
Skyworks Solutions, Inc.	36,516	2,811,002
Teradyne, Inc.	338	46,522
Texas Instruments, Inc.	4,984	915,710
		76,027,644
Software & Services — 10.0%
A10 Networks, Inc.	10,523	190,993
Accenture PLC, Class A (Ireland)	14,004	3,453,386
ACI Worldwide, Inc.*	3,545	187,070
Adobe, Inc.(a)*	18,624	6,569,616
Alarm.com Holdings, Inc.*	11,301	599,857

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Amdocs Ltd. (Guernsey)	12,763	$ 1,047,204
Appian Corp., Class A*	1,640	50,135
AppLovin Corp., Class A*	3,090	2,220,289
ASGN, Inc.*	12,529	593,248
AvePoint, Inc.*	25,289	379,588
Blackbaud, Inc.*	6,418	412,742
BlackBerry Ltd. (Canada)*	247,880	1,209,654
Cadence Design Systems, Inc.*	157	55,148
CGI, Inc. (Canada)	523	46,615
Cognizant Technology Solutions Corp., Class A	16,462	1,104,106
Crowdstrike Holdings, Inc., Class A(a)*	13,138	6,442,613
Descartes Systems Group, Inc. (The) (Canada)*	2,180	205,421
Docebo, Inc. (Canada)*	139	3,799
Dolby Laboratories, Inc., Class A	8,290	599,947
EPAM Systems, Inc.*	3,732	562,748
EverCommerce, Inc.*	128	1,425
Fastly, Inc., Class A*	2,668	22,811
Fortinet, Inc.(a)*	28,415	2,389,133
Gartner, Inc.*	8,076	2,122,938
Gen Digital, Inc.	62,750	1,781,473
GoDaddy, Inc., Class A*	5,367	734,367
Guidewire Software, Inc.*	12,233	2,811,877
I3 Verticals, Inc., Class A*	9,504	308,500
Intuit, Inc.(a)	4,901	3,346,942
LiveRamp Holdings, Inc.*	30,673	832,465
Manhattan Associates, Inc.*	447	91,626
Meridianlink, Inc.*	154	3,069
Microsoft Corp.(a)	25,039	12,968,950
MongoDB, Inc.*	1,945	603,689
Okta, Inc.*	33,101	3,035,362
Oracle Corp.(a)	38,393	10,797,647
Palantir Technologies, Inc., Class A*	1	183
Palo Alto Networks, Inc.(a)*	16,152	3,288,870
Porch Group, Inc.*	1,024	17,183
PTC, Inc.*	20,383	4,138,157
Q2 Holdings, Inc.*	9,628	696,971
RingCentral, Inc., Class A*	62,560	1,772,950
Roper Technologies, Inc.	1,954	974,440
Salesforce, Inc.	7,850	1,860,450
ServiceNow, Inc.(a)*	6,672	6,140,108
Snowflake, Inc., Class A*	2,787	628,608
SoundHound AI, Inc., Class A(a)*	268,697	4,320,648
Sprinklr, Inc., Class A*	35,653	275,241
Tyler Technologies, Inc.*	3,956	2,069,621
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.	7,160	$ 2,001,721
Yext, Inc.*	42,745	364,187
Zoom Communications, Inc.*	17,374	1,433,355
		97,769,146
Technology Hardware & Equipment — 6.8%
Advanced Energy Industries, Inc.	1,370	233,092
Amphenol Corp., Class A(a)	25,211	3,119,861
Apple, Inc.(a)	41,036	10,448,997
Badger Meter, Inc.	1,813	323,766
CDW Corp.	1,622	258,352
Ciena Corp.*	13,583	1,978,636
Cisco Systems, Inc.(a)	74,720	5,112,342
CommScope Holding Co., Inc.(a)*	252,899	3,914,876
CompoSecure, Inc., Class A*	24,181	503,448
Corning, Inc.	5,718	469,048
Corsair Gaming, Inc.*	10,948	97,656
CTS Corp.	396	15,816
Daktronics, Inc.*	835	17,468
Dell Technologies, Inc., Class C	25,226	3,576,290
Diebold Nixdorf, Inc.*	3,230	184,207
ePlus, Inc.	8,951	635,610
Extreme Networks, Inc.*	21,188	437,532
F5, Inc.*	5,747	1,857,373
HP, Inc.	80,999	2,205,603
Itron, Inc.*	2,504	311,898
Jabil, Inc.	12,621	2,740,903
Keysight Technologies, Inc.*	16,541	2,893,352
Kimball Electronics, Inc.*	185	5,524
Knowles Corp.*	12,392	288,858
Littelfuse, Inc.	143	37,038
NetApp, Inc.(a)	15,340	1,817,176
NetScout Systems, Inc.*	14,364	371,022
nLight, Inc.*	37,214	1,102,651
Novanta, Inc. (Canada)*	115	11,517
Ouster, Inc.*	30,243	818,073
Rogers Corp.*	5,954	479,059
Sanmina Corp.*	17,602	2,026,166
ScanSource, Inc.*	5,240	230,508
Seagate Technology Holdings PLC (Ireland)	20,062	4,735,836
Super Micro Computer, Inc.(a)*	59,891	2,871,175
TE Connectivity PLC (Ireland)	2,237	491,089
Viasat, Inc.*	24,762	725,527
Western Digital Corp.(a)	61,962	7,439,158
Zebra Technologies Corp., Class A*	7,009	2,082,794
		66,869,297

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.9%
AT&T, Inc.(a)	65,969	$ 1,862,965
BCE, Inc. (Canada)	44,598	1,043,147
IDT Corp., Class B	5,640	295,028
Iridium Communications, Inc.	51,028	890,949
Rogers Communications, Inc., Class B (Canada)	13,601	468,827
T-Mobile US, Inc.(a)	10,310	2,468,008
Verizon Communications, Inc.	41,833	1,838,560
		8,867,484
Transportation — 1.8%
Allegiant Travel Co.*	9,617	584,425
Canadian National Railway Co. (Canada)	4,721	445,190
Canadian Pacific Kansas City Ltd. (Canada)	4,916	366,193
CH Robinson Worldwide, Inc.	3,987	527,879
CSX Corp.	20,165	716,059
Delta Air Lines, Inc.	28,320	1,607,160
Expeditors International of Washington, Inc.	2,413	295,810
FedEx Corp.	6,027	1,421,227
JB Hunt Transport Services, Inc.	19,574	2,626,244
Landstar System, Inc.	3,008	368,661
Norfolk Southern Corp.	5,952	1,788,040
Ryder System, Inc.	5,313	1,002,244
Sun Country Airlines Holdings, Inc.*	70,758	835,652
Uber Technologies, Inc.*	24,993	2,448,564
Union Pacific Corp.	3,822	903,406
United Parcel Service, Inc., Class B	21,451	1,791,802
		17,728,556
Utilities — 2.1%
Algonquin Power & Utilities Corp. (Canada)	166,310	893,085
American Water Works Co., Inc.	3,048	424,251
Atmos Energy Corp.	1,482	253,051
Brookfield Infrastructure Corp., Class A (Canada)	20,993	863,232
CenterPoint Energy, Inc.	25,390	985,132
Consolidated Edison, Inc.	22,703	2,282,106
Constellation Energy Corp.(a)	17,320	5,699,492
DTE Energy Co.	5,166	730,627
Duke Energy Corp.	6,423	794,846
Evergy, Inc.	2,751	209,131
Eversource Energy	6,940	493,712
Exelon Corp.	3,884	174,819
Hallador Energy Co.*	33,077	647,317
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
MDU Resources Group, Inc.	62,290	$ 1,109,385
MGE Energy, Inc.	4,803	404,317
National Fuel Gas Co.	18,464	1,705,520
NRG Energy, Inc.	1	162
ReNew Energy Global PLC, Class A (United Kingdom)*	8,926	68,730
Vistra Corp.(a)	14,088	2,760,121
		20,499,036
TOTAL COMMON STOCKS (Cost $754,256,759)		860,837,044
SHORT-TERM INVESTMENT — 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(b)	35,744,375	35,744,375
TOTAL SHORT-TERM INVESTMENT (Cost $35,744,375)		35,744,375

TOTAL INVESTMENTS - 91.5% (Cost $790,001,134)		896,581,419
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%		83,175,881
NET ASSETS - 100.0%		$979,757,300

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
The portfolio matures between January 5, 2026 and July 23, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	435	$7,068	$10,475	$3,603
Dana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,584	155,325	192,063	42,815
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/12/29	477	58,220	74,355	18,016
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	210,920	2,220,508	2,522,603	386,664
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	10,776	488,326	657,013	197,069
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,763	76,834	101,337	28,425
Solid Power, Inc.	USFF +0.250%	Weekly	MS	07/23/30	22,048	90,719	76,507	(11,261)
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	615	63,203	63,769	2,587
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,037	685,515	963,315	302,534
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	296	9,973	9,789	107
					264,951	3,855,691	4,671,226	970,559
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	5,639	387,899	413,959	40,141
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,913	347,605	365,192	30,380
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	2,115	290,655	375,095	95,615
Allient, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,013	45,676	45,332	1,127
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,380	216,641	202,014	(6,885)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,269	1,481,811	1,554,572	129,867
API Group Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,334	286,923	286,440	8,931
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,964	375,347	384,964	22,271
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,419	106,232	109,365	6,538
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,482	61,500	113,204	53,693
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	11	284	288	(23)
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/17/30	930	100,269	101,491	4,488
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,811	48,426	53,678	6,811
Crane Co.	USFF +0.250%	Weekly	MS	07/23/30	2,602	479,853	479,132	15,162
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	116	48,572	48,995	2,171
Deere & Co.	USFF +0.250%	Weekly	MS	01/12/29	1,191	486,724	544,597	84,413
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,181	194,267	216,260	28,356
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	529	42,601	43,299	2,064
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	156	98,862	101,328	5,708
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/22/30	2,637	355,953	345,922	(111)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,062	205,782	224,199	25,158
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,543	795,126	795,687	29,190
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,478	76,906	78,541	4,440
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	12,713	703,931	622,810	(57,218)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,239	430,003	761,861	346,735
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,124	$292,746	$355,558	$72,418
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,829	2,786,151	3,351,689	674,055
General Electric Co.	USFF +0.250%	Weekly	MS	07/08/27	1,858	493,093	558,924	83,760
Graco, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,620	134,918	137,635	7,142
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/23/30	692	74,630	75,878	3,759
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,804	398,279	420,396	35,245
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,545	589,292	535,722	(31,117)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,361	296,006	463,299	178,257
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	50	21,276	21,515	904
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,045	10,538	10,314	87
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	22,240	1,789,739	2,445,288	746,927
Kadant, Inc.	USFF +0.250%	Weekly	MS	07/23/30	360	113,112	107,129	(2,294)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	925	264,378	282,504	26,798
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/12/29	312	42,457	43,855	2,844
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,283	1,003,507	1,802,104	831,614
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,902	40,133	53,523	16,824
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,308	97,798	119,801	25,188
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	29,333	662,880	748,578	113,760
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,836	326,207	381,943	67,648
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,215	221,423	459,848	245,682
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	742	166,072	168,397	7,734
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	425	245,436	258,961	23,692
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	581	6,559	20,916	14,536
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,328	291,069	304,279	23,702
Owens Corning	USFF +0.250%	Weekly	MS	07/23/30	3,518	520,951	497,656	(6,149)
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	80	46,131	60,652	16,844
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	3,879	387,910	429,638	55,589
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	475	74,159	144,785	74,101
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	6	360	824	441
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	322	122,505	125,673	7,167
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,424	632,535	634,579	24,390
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,774	$146,175	$206,141	$64,744
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	16,032	602,248	908,533	328,506
Rocket Lab Corp.	USFF +0.250%	Weekly	MS	07/16/29	21,533	204,524	1,031,646	833,823
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,872	634,061	654,320	42,108
RTX Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,878	450,031	481,576	47,438
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	3,239	99,574	98,951	2,621
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	645	84,062	83,076	1,747
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	827	224,602	286,580	81,344
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,056	276,117	384,020	116,961
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	621	43,562	46,159	4,336
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	29	3,067	3,126	124
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	305	33,901	103,602	70,782
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	598	46,078	45,568	971
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	459	185,732	193,680	14,197
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	20,086	606,722	1,317,441	730,667
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	327	281,770	312,174	40,234
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,397	164,235	197,332	38,486
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	563	155,274	218,292	73,055
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	988	46,620	49,123	4,003
VSE Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,874	309,723	311,534	11,976
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	211	43,562	58,928	16,984
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,647	319,897	330,174	18,263
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	07/23/30	405	8,386	8,550	403
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,485	60,447	82,403	25,165
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	346	327,338	329,724	19,771
					353,346	25,177,806	31,032,741	6,809,279
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,961	527,595	525,966	15,713
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,104	$1,108,570	$1,204,524	$159,115
Barrett Business Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	290	13,002	12,853	243
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,405	353,597	340,330	(1,101)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,235	517,059	532,310	35,001
Cintas Corp.	USFF +0.250%	Weekly	MS	07/23/30	437	88,232	89,699	4,336
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,779	881,860	844,492	(8,358)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,479	156,951	159,598	8,651
Deluxe Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,387	26,873	26,852	866
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/17/30	667	48,141	46,343	(36)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	8,004	389,687	379,230	2,346
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,359	92,520	107,022	17,515
HNI Corp.	USFF +0.250%	Weekly	MS	07/23/30	723	31,741	33,873	3,404
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	92	8,542	8,538	240
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,858	330,800	428,300	112,628
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,106	195,443	194,173	5,719
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	352	57,616	66,514	10,901
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	135	3,314	3,278	36
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/23/30	604	16,934	17,383	971
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	249	55,590	51,827	(1,875)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,342	226,327	213,740	(5,169)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	50,373	499,660	574,756	98,909
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	24,125	248,384	313,142	72,903
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,499	762,666	802,950	74,149
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,155	64,369	67,845	5,844
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,255	290,923	275,552	(5,826)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,029	163,400	159,835	1,780
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	672	116,477	112,352	(323)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	92,167	1,347,662	1,711,541	410,377
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,025	538,829	642,325	127,873
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,323	353,310	332,748	(8,689)
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	565	98,329	99,327	4,124
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,825	391,102	369,839	(8,417)
					273,581	10,005,505	10,749,057	1,133,850
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,438	$116,222	$149,693	$37,889
A-Mark Precious Metals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	364	9,680	9,417	19
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,641	2,630,113	2,995,154	451,636
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	21,074	30,032	9,615
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	205	15,147	15,502	1,770
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,042	187,631	136,495	(48,105)
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	256	128,575	157,307	33,049
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,293	205,231	299,498	121,357
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,992	438,223	462,862	39,645
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	1,589	41,189	45,128	5,259
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,197	210,921	191,400	(12,610)
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	20,553	329,005	315,900	(744)
LKQ Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,346	41,074	41,107	1,349
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,665	606,047	669,741	90,549
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,547	233,704	278,758	55,536
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,676	69,940	91,626	23,954
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,337	113,935	200,846	90,627
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	1	76	96	(14)
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	763	58,685	58,057	1,324
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	15,418	125,720	145,700	24,085
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,077	131,507	155,670	29,266
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/23/30	1,958	110,571	111,351	4,386
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	302	105,898	165,118	62,672
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,431	383,152	387,936	17,368
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/16/29	184	23,961	35,963	13,107
					137,282	6,337,281	7,150,357	1,052,989
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/16/29	564	34,600	44,268	11,291
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	1	37	35	(37)
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,232	78,858	74,881	(1,228)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,243	315,028	328,743	24,054
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/22/30	1,793	290,607	303,860	23,064
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,808	44,925	71,225	27,743
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,892	$545,881	$750,308	$248,269
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,107	205,591	205,190	9,099
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	4,100	299,073	285,893	(3,002)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	62	461,086	498,149	52,214
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	83,396	406,524	750,564	371,998
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	611	121,131	191,585	78,857
Sonos, Inc.	USFF +0.250%	Weekly	MS	07/23/30	176	2,713	2,781	121
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,867	237,711	437,822	215,593
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,631	654,003	637,493	4,994
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/23/30	99	2,755	2,717	16
					144,582	3,700,523	4,585,514	1,063,046
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,973	175,720	182,675	14,503
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,298	323,894	283,868	(29,394)
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	256	1,275,378	1,382,213	155,275
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,243	134,559	134,952	4,789
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,139	317,950	270,969	(36,545)
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,183	106,709	113,046	9,815
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/23/30	19,698	593,841	569,469	(4,848)
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	2,847	157,673	155,560	3,044
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	07/23/30	15,108	599,556	592,082	12,239
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,432	664,680	623,968	(18,855)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,254	264,043	238,711	(15,640)
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	33	14,016	14,246	643
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,022	51,954	48,684	(1,595)
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	720	191,697	186,797	1,377
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,834	267,537	326,618	67,857
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	467	6,101	5,978	42
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,146	304,100	298,464	4,701
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,583	164,156	164,315	5,488
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/17/30	465	$12,970	$16,824	$4,245
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	07/23/30	779	244,327	252,069	16,626
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	19,971	196,610	409,006	223,480
Stride, Inc.	USFF +0.250%	Weekly	MS	07/23/30	866	127,274	128,982	5,864
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,307	192,796	195,488	9,005
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,457	400,463	366,698	(20,521)
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	520	43,028	41,548	(99)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	3,790	329,575	486,143	169,569
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,127	537,618	627,304	125,431
					135,518	7,698,225	8,116,677	706,496
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/23/30	640	352,172	361,805	21,197
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,014	928,736	938,589	50,402
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	10,236	816,155	1,057,891	280,898
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	23,133	1,917,130	2,183,061	325,544
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	10	258	262	(24)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	18,998	1,177,540	1,280,655	157,706
Maplebear, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,043	253,788	222,141	(23,325)
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/17/30	824	32,590	32,960	1,506
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,112	294,289	229,786	(54,847)
Sysco Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,578	117,142	129,933	18,321
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,081	527,873	455,766	(42,907)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,819	288,946	444,631	165,165
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,139	474,096	529,625	80,880
					86,627	7,180,715	7,867,105	980,516
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	35,353	635,931	687,262	72,702
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	46,767	1,534,450	1,569,500	85,556
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	53,392	1,246,306	1,296,358	91,066
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	11,332	494,976	552,095	76,357
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	60,085	120,151	140,599	27,690
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	16,209	$1,232,354	$5,025,925	$3,834,125
Chevron Corp.	USFF +0.250%	Weekly	MS	07/23/30	947	145,936	147,060	6,359
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,611	64,435	131,729	69,380
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	10,782	121,082	128,845	13,378
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,855	813,657	768,583	(2,108)
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,120	198,557	225,229	33,175
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,625	817,288	859,719	76,216
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,725	293,951	312,190	27,916
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	26,329	608,613	647,693	65,728
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,731	514,422	614,001	122,193
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	20,361	463,307	576,420	155,158
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,914	167,579	181,671	19,846
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	4,924	114,882	117,536	6,680
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,625	68,917	65,397	(1,749)
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,756	200,360	216,656	24,129
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	50,219	2,277,129	2,732,416	603,276
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	4,654	118,820	183,600	69,861
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,996	272,549	319,767	56,158
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	171,456	513,863	534,943	37,969
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	3,994	185,460	194,787	15,400
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,537	472,797	602,210	144,949
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,107	87,077	80,627	(2,654)
					586,406	13,784,849	18,912,818	5,728,756
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	529	19,978	38,659	19,303
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	11,792	5,691,173	5,928,310	424,557
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	268,150	114,339
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,403	319,797	344,086	36,364
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,670	1,533,286	1,531,977	67,050
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,601	837,047	749,244	(62,404)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,229	122,025	107,918	(10,401)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	830	317,012	237,787	(68,337)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,108	833,557	787,504	(18,633)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	175,534	38,596
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,283	$192,054	$189,672	$4,395
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,804	1,459,936	1,483,298	84,428
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,606	253,658	239,182	(5,871)
Moody's Corp.	USFF +0.250%	Weekly	MS	07/23/30	146	70,235	69,566	1,615
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/17/30	404	113,257	93,732	(15,831)
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,424	438,110	479,753	59,809
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,306	167,201	162,364	634
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	27,114	1,970,013	1,818,265	(86,896)
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	24,539	453,845	399,986	(38,947)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	483	234,782	235,081	8,563
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	19,049	730,691	1,514,967	808,307
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	324,034	47,386
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	3,219	137,888	117,526	(15,857)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	6,734	2,314,931	2,298,853	69,126
					146,249	18,883,462	19,595,448	1,461,295
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	33,025	1,715,374	2,181,631	666,624
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	4,220	256,979	252,103	3,551
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/17/30	354	74,912	74,843	2,362
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,752	1,686,287	1,670,463	93,436
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	10,160	328,949	320,853	3,171
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,649	505,150	554,721	67,748
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	16,439	1,085,629	1,090,234	67,999
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,563	287,874	230,029	(39,707)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,085	1,107,890	819,467	(238,978)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	5,792	181,104	201,098	29,118
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,707	732,963	640,687	(55,502)
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/23/30	112	10,774	10,762	307
Kellanova	USFF +0.250%	Weekly	MS	07/11/28	5,453	329,776	447,255	143,423
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	46,026	1,428,719	1,174,123	(178,008)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	21,434	640,304	558,141	(36,185)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,932	196,727	228,371	39,345
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	4,043	217,739	182,946	(16,984)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,480	205,734	234,239	35,244
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/23/30	750	$30,026	$27,690	$(1,383)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,253	1,316,366	1,299,491	61,129
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,933	286,326	313,533	38,948
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,444	150,883	140,240	22,363
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	3,996	105,135	99,181	(2,528)
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,100	13,077	12,306	(377)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	7,434	414,632	403,666	9,269
					242,136	13,309,329	13,168,073	714,385
Health Care Equipment & Services
AdaptHealth Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,604	87,481	85,956	1,320
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,158	1,107,644	1,021,545	(49,652)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	43,342	1,342,283	986,897	(294,485)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	1,986	364,072	371,720	21,354
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,468	1,124,463	1,119,621	32,159
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	400	60,858	62,784	3,894
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,006	688,508	939,465	282,672
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	3,527	973,265	1,016,658	89,691
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,489	179,014	164,088	(8,434)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	1,071	102,537	82,917	(16,279)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,043	661,955	1,058,702	442,016
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,342	2,023,037	1,726,107	(204,882)
Embecta Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,417	62,770	62,324	1,790
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,948	142,131	146,295	8,809
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	846	47,472	48,450	2,505
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	836	289,980	356,303	76,440
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,502	335,976	331,885	6,938
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,603	436,602	445,636	23,288
Humana, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,851	488,119	481,575	10,770
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,116	271,039	253,835	(8,313)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	501	320,492	320,084	10,112
Insulet Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,186	369,286	366,154	8,995
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,076	343,970	357,051	24,375
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	508	45,962	44,455	(12)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	3,261	129,650	170,811	45,395
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	49	$36,297	$37,854	$2,727
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	4,478	403,694	426,485	39,230
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,222	100,258	101,707	4,714
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,026	193,002	196,335	9,654
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,266	330,115	406,455	87,177
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,028	254,863	260,413	13,908
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,580	72,654	89,142	18,844
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,737	80,960	80,420	2,091
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	995	166,349	189,627	28,800
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	12,305	330,164	362,382	43,057
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,221	612,013	607,954	16,601
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,439	134,164	178,047	48,261
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	874	198,679	216,263	24,642
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	709	85,891	79,550	(3,549)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,068	223,977	213,173	(3,464)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,995	327,892	407,858	93,612
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	732	199,751	218,070	24,862
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,121	342,707	345,868	14,412
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	212	20,810	20,882	772
					207,144	16,112,806	16,459,803	976,817
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,963	59,327	57,967	558
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,572	136,101	137,754	6,100
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	8,983	1,109,050	1,107,604	44,701
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	12,650	1,045,407	1,011,241	14,115
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27,600	523,042	447,948	(57,799)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,894	1,266,840	1,230,220	65,424
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,563	1,410,292	1,315,705	(27,047)
WD-40 Co.	USFF +0.250%	Weekly	MS	07/23/30	23	4,529	4,545	128
					71,248	5,554,588	5,312,984	46,180
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,602	$943,213	$908,476	$(871)
Ball Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,656	251,548	234,756	(7,883)
Cabot Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,156	88,151	87,914	2,630
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,428	342,429	350,631	19,778
Century Aluminum Co.	USFF +0.250%	Weekly	MS	07/23/30	6,494	141,302	190,664	53,980
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	24,312	1,902,619	2,180,786	364,177
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,381	107,267	103,315	(551)
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,483	414,512	438,445	39,102
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,847	171,502	178,402	12,512
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,017	78,662	79,224	5,928
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,260	597,836	618,924	42,095
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	73,633	321,668	659,752	348,642
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,922	576,123	585,241	28,058
Gold Royalty Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,062	4,149	4,099	51
HB Fuller Co.	USFF +0.250%	Weekly	MS	07/23/30	399	23,132	23,653	536
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,334	328,135	404,763	87,400
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,981	393,438	368,071	(22,234)
James Hardie Industries PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	9,886	191,542	189,910	4,640
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	2,214	881,323	1,051,650	221,702
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	2,098	111,016	102,886	(4,510)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	158,671	417,895	1,139,258	735,091
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	434	218,004	359,443	153,633
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	31,654	1,318,207	2,668,749	1,415,641
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	66	559	581	3
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,435	138,387	142,959	11,325
Olin Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,050	59,584	76,219	19,152
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/23/30	1,620	315,314	353,047	50,107
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	16,347	407,008	633,119	250,870
Sealed Air Corp.	USFF +0.250%	Weekly	MS	07/23/30	991	28,766	35,032	11,307
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	916	21,656	22,369	1,390
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,007	$176,654	$146,937	$(18,846)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,449	133,242	190,616	61,899
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	275	76,520	84,595	10,651
					414,080	11,181,363	14,614,486	3,897,405
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	9,950	1,678,150	2,418,845	808,072
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	13,346	69,782	81,277	13,757
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,155	96,875	117,461	24,191
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,259	412,433	455,577	57,751
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	66,591	2,296,129	2,092,289	(87,718)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,230	536,658	853,191	393,577
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	15,511	344,305	354,737	21,736
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	7,762	344,430	489,472	162,851
IAC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,055	107,727	104,084	(131)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	2,741	66,110	76,501	14,307
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/17/30	292	10,727	13,210	3,401
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,009	183,975	176,918	(1,034)
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	168	1,986	1,912	(45)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,644	1,127,266	1,207,321	121,179
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	874	885,949	1,047,856	191,052
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	07/23/30	826	48,014	47,412	986
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,202	247,944	282,593	44,828
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	22	4,351	4,350	106
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,408	1,337,846	1,256,214	3,792
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/23/30	5,190	74,743	98,195	26,136
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,365	270,442	313,936	52,366
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,128	158,928	156,251	2,521
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	1	451	698	225
TEGNA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,243	127,987	147,250	25,750
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/23/30	702	12,006	11,415	(233)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	8,692	920,488	995,234	111,021
Webtoon Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/23/30	965	17,043	18,731	2,213
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,446	$222,335	$201,115	$(13,933)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	448	15,416	17,069	2,147
					208,225	11,620,496	13,041,114	1,980,871
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,948	148,555	148,270	4,571
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	16,018	188,302	239,629	57,493
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	07/22/30	2,739	72,528	82,170	12,876
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,318	41,680	53,233	12,889
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,151	109,029	105,432	(43)
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,565	81,139	88,467	9,964
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,850	345,533	340,332	6,143
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30,232	276,411	229,461	(37,882)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,997	403,573	419,820	29,503
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,263	90,262	108,749	21,424
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	15,508	882,083	839,913	(13,152)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,254	350,011	351,609	13,090
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	35,933	1,618,085	1,620,578	65,899
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,570	139,461	129,429	(8,338)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,008	327,813	314,172	(2,881)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	104	3,587	3,639	134
Danaher Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,061	405,900	408,614	16,696
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,631	515,216	514,041	25,647
GRAIL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	285	13,105	16,852	4,142
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,728	$84,985	$75,184	$(7,038)
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,848	178,787	175,505	2,570
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	645	53,420	54,702	3,005
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,649	314,788	322,094	17,638
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,487	503,122	472,381	(14,206)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	3,773	633,974	699,590	91,836
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	853	136,431	151,100	19,127
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	31,275	2,810,619	2,624,911	(20,868)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/22/30	28,087	676,270	715,657	62,214
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,018	78,081	63,523	(12,022)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	990	549,464	556,647	25,632
Rezolute, Inc.	USFF +0.250%	Weekly	MS	07/23/30	113	918	1,062	138
SIGA Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	286	2,595	2,617	71
Syndax Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,746	57,921	57,632	1,498
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	488	6,796	7,125	516
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	07/23/30	390	182,658	189,158	12,644
Waters Corp.	USFF +0.250%	Weekly	MS	01/17/30	537	159,604	160,998	6,614
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/22/30	2,975	435,618	435,302	13,996
					252,323	12,878,324	12,779,598	421,540
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,677	3,133,356	4,639,652	1,609,466
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,575	416,442	396,390	(6,372)
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,713	2,755,789	2,877,884	223,205
Astera Labs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	978	179,251	191,492	18,109
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27,393	6,394,214	9,037,225	2,896,695
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	3,613	546,724	526,089	(2,663)
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,171	499,475	692,397	210,641
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,841	183,817	182,449	4,650
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	26,685	$2,768,235	$4,464,934	$1,808,597
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,834	1,947,548	2,609,094	739,208
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,827	1,242,593	1,646,942	445,767
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	4,336	931,015	987,437	90,574
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,681	334,931	329,440	5,505
Penguin Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,653	134,995	148,561	17,976
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,465	166,644	139,328	(21,333)
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/23/30	400	34,604	36,432	2,931
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,357	2,256,651	2,554,790	456,502
Rigetti Computing, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,169	141,595	153,984	17,017
Semtech Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,085	216,336	363,323	158,435
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,076	565,423	621,690	83,406
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	909	163,361	167,011	8,994
					187,438	25,012,999	32,766,544	8,767,310
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,515	77,998	81,947	6,612
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,473	2,403,045	2,336,042	(16,237)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	892	43,446	47,071	5,019
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,774	4,340,815	4,153,278	(58,018)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,415	75,252	75,108	2,277
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/17/30	3,813	327,728	312,857	(1,949)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	7,380	243,869	225,607	(10,282)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	813	514,219	584,173	86,855
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,875	247,315	230,831	(8,374)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,373	261,261	260,769	7,082
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,999	191,741	192,866	7,403
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	39,636	177,079	193,424	22,141
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	113	9,979	10,072	385
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	6,795	477,120	455,741	(4,404)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,944	$1,773,631	$2,424,439	$710,465
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/23/30	451	43,135	42,498	747
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	32	920	875	(52)
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,536	111,301	111,160	3,811
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,474	442,392	373,054	(54,803)
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	07/23/30	23	262	256	(34)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	678	5,714	5,797	235
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,413	438,424	623,285	214,050
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,621	605,853	426,112	(159,822)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,517	935,985	1,036,718	155,646
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,719	971,454	782,531	(156,962)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,400	541,270	551,664	28,186
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,678	51,986	54,468	4,158
Intuit, Inc.	USFF +0.250%	Weekly	MS	07/23/30	878	619,108	599,595	849
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,820	273,857	266,515	1,642
Meridianlink, Inc.	USFF +0.250%	Weekly	MS	07/23/30	35	698	698	(14)
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,625	2,675,161	3,431,419	884,344
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/17/30	516	141,428	160,156	21,836
Okta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,554	593,905	601,002	26,622
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	4,942	1,196,428	1,389,888	237,889
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	30,374	2,153,980	5,540,825	3,457,757
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,067	2,084,783	2,457,083	449,835
Porch Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	75	1,277	1,258	(13)
PTC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,233	662,892	656,364	15,270
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,844	85,178	133,487	51,078
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	8,011	228,020	227,032	6,486
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	194	105,969	96,746	(5,686)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,920	1,886,611	1,877,040	56,652
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,863	3,313,400	3,555,042	350,513
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	599	137,681	135,104	1,922
SoundHound AI, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	61,981	941,779	996,654	85,859
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	9,030	70,596	69,712	1,404
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	671	368,756	351,040	(5,606)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	812	$212,337	$227,011	$22,560
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,340	91,656	113,657	24,983
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,763	208,498	227,947	26,280
					363,499	33,367,192	38,707,918	6,496,597
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	986	143,850	167,758	31,132
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,404	324,810	421,245	107,943
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	15,499	3,269,460	3,946,510	803,243
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,707	221,972	248,727	51,271
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/17/30	213	46,579	38,038	(13,028)
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,841	845,317	771,074	(40,595)
Ciena Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,910	661,138	715,240	81,178
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,166	1,145,698	1,242,918	140,757
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	22,408	184,371	346,876	168,541
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	22,285	276,947	463,974	196,112
Corning, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,528	116,747	125,342	12,403
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,632	22,811	23,477	1,382
CTS Corp.	USFF +0.250%	Weekly	MS	07/23/30	95	3,728	3,794	154
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	214	4,474	4,477	114
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/16/29	27,386	2,827,521	3,882,513	1,172,989
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	499	28,947	28,458	428
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	826	58,042	58,654	2,670
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,915	80,769	80,845	2,700
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,804	386,153	583,035	209,564
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	35,188	994,438	958,169	15,413
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	620	74,217	77,227	6,583
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,655	1,647,786	2,096,776	504,843
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,443	235,262	252,410	24,860
Kimball Electronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	51	1,509	1,523	27
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,441	160,259	220,070	65,053
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,200	401,217	497,532	115,763
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,238	134,692	161,128	31,370
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,291	154,210	186,402	37,235
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	11	1,106	1,102	(5)
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,130	86,578	111,716	28,155
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	501	33,305	40,310	8,515
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,425	284,214	279,142	4,252
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,347	$57,740	$59,255	$3,353
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	9,569	881,530	2,258,858	1,444,302
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,177	87,439	104,365	19,850
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	532	84,556	116,790	35,272
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,623	121,471	135,454	17,948
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	38,047	1,757,742	4,567,923	2,875,650
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,245	754,358	667,124	(62,423)
					272,052	18,602,963	25,946,231	8,104,974
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	48,706	1,059,833	1,375,457	397,040
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	8,711	206,135	203,750	5,441
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,108	65,679	57,959	(5,526)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,675	147,848	134,005	(8,577)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,942	99,698	101,411	5,864
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,365	985,740	1,284,274	354,975
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	51,485	2,086,416	2,262,766	340,043
					125,992	4,651,349	5,419,622	1,089,260
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	4,294	217,325	260,946	50,743
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	926	87,122	87,322	1,481
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,664	270,339	272,931	9,890
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	911	98,073	120,616	26,105
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/30	10,064	325,332	357,373	42,164
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,498	838,524	993,011	191,590
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/23/30	124	14,431	15,201	1,428
FedEx Corp.	USFF +0.250%	Weekly	MS	07/22/30	1,373	317,980	323,767	17,717
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,684	692,354	628,452	(37,415)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/23/30	537	$65,683	$65,815	$2,258
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,304	365,720	391,735	38,082
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/23/30	738	130,030	139,216	14,405
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,659	99,283	102,263	6,214
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,045	392,932	592,229	212,202
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/23/30	890	198,487	210,369	19,893
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	19,147	2,083,624	1,599,349	(341,781)
					80,858	6,197,239	6,160,595	254,976
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	74,161	429,237	398,245	(12,794)
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,746	237,298	243,026	19,517
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,048	168,052	178,946	16,968
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/17/30	263	10,743	10,815	486
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,193	656,354	667,088	35,201
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,311	339,336	332,822	6,287
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	4,972	1,129,061	1,636,136	553,268
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/23/30	2,071	285,747	292,902	18,306
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	909	112,559	112,489	4,186
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,181	1,137,725	1,306,100	232,044
Exelon Corp.	USFF +0.250%	Weekly	MS	07/23/30	792	34,599	35,648	2,741
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	5,037	79,433	98,574	21,721
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27,071	450,865	482,134	54,919
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	757	65,187	63,724	968
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	2,724	216,742	251,616	47,612
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	100	162	31
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	1,820	14,035	14,014	405
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,438	343,341	477,653	156,371
					163,495	5,710,414	6,602,094	1,158,237

Total Reference Entity — Long						260,823,119	303,660,005	53,815,338
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(26,678)	$(1,133,892)	$(648,009)	$480,734
Gentherm, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,671)	(179,731)	(193,154)	(15,564)
Lear Corp.	USFF -0.250%	Weekly	MS	07/23/30	(27,011)	(2,743,543)	(2,717,577)	(23,464)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(39,976)	(1,587,848)	(1,894,063)	(347,535)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/23/30	(10,086)	(1,365,033)	(1,433,826)	(82,348)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,664)	(154,626)	(231,204)	(81,406)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,314)	(1,139,766)	(1,473,802)	(439,789)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(41,440)	(1,428,626)	(1,385,754)	4,613
					(159,840)	(9,733,065)	(9,977,389)	(504,759)
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	07/23/30	(6,587)	(1,015,623)	(1,022,171)	(19,431)
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,952)	(1,629,481)	(1,864,315)	(255,855)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,229)	(657,800)	(827,564)	(181,320)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,198)	(211,682)	(166,163)	42,001
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(754)	(214,144)	(237,427)	(25,440)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,972)	(754,695)	(638,108)	105,574
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(31,211)	(1,272,527)	(1,048,065)	208,291
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,393)	(545,353)	(493,557)	46,359
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,193)	(431,636)	(444,109)	(20,202)
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,200)	(964,507)	(1,049,552)	(98,081)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,315)	(881,713)	(895,216)	(22,272)
ATI, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,834)	(229,991)	(230,518)	(2,841)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,265)	(465,863)	(393,066)	64,592
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,581)	(282,694)	(261,699)	18,120
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(19,146)	(1,760,311)	(1,480,369)	256,580
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,437)	(961,640)	(1,186,790)	(236,362)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,018)	(758,170)	(803,877)	(56,670)
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,001)	(726,859)	(658,249)	60,541
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,722)	(4,083,021)	(4,161,702)	(119,157)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,800)	(756,284)	(760,570)	(11,840)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(296)	(233,841)	(244,253)	(12,765)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,007)	(1,898,792)	(1,700,949)	178,971
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	07/06/26	(374)	(200,169)	(203,060)	(4,907)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,907)	(911,876)	(1,060,557)	(157,749)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(14,139)	$(5,166,065)	$(5,291,521)	$(180,125)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,489)	(52,633)	(53,800)	(1,725)
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(25,663)	(2,513,996)	(2,898,893)	(436,634)
Enovix Corp.	USFF -1.140%	Weekly	MS	07/23/30	(33,072)	(304,459)	(329,728)	(28,321)
Esab Corp.	USFF -0.250%	Weekly	MS	07/23/30	(19,929)	(2,261,143)	(2,226,866)	11,846
Eve Holding, Inc.	USFF -3.240%	Weekly	MS	07/23/30	(11,630)	(46,450)	(44,310)	1,643
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,254)	(162,164)	(279,031)	(118,509)
Fluence Energy, Inc.	USFF -1.090%	Weekly	MS	01/17/30	(152,157)	(1,105,307)	(1,643,296)	(548,973)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,140)	(1,198,007)	(931,430)	254,676
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,565)	(424,775)	(434,588)	(15,324)
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/23/30	(19,576)	(484,321)	(485,876)	(6,497)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,637)	(688,992)	(810,548)	(141,709)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,833)	(371,519)	(366,312)	1,491
Griffon Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,320)	(576,158)	(557,418)	12,845
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,917)	(3,656,223)	(3,256,797)	353,448
Hexcel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(23,252)	(1,412,925)	(1,457,900)	(63,907)
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,368)	(50,635)	(50,424)	(549)
Intuitive Machines, Inc.	USFF -0.790%	Weekly	MS	01/17/30	(68,158)	(678,040)	(717,022)	(45,734)
ITT, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,252)	(226,531)	(223,808)	443
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(9,647)	(1,220,661)	(1,354,921)	(150,876)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(49,902)	(1,050,510)	(1,044,449)	(5,723)
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,174)	(398,787)	(416,500)	(21,698)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,972)	(656,625)	(580,001)	70,085
Lockheed Martin Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,846)	(1,821,340)	(1,919,962)	(117,106)
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,556)	(3,314,069)	(3,523,282)	(242,072)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(87,303)	(1,175,210)	(1,149,781)	13,674
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	07/23/30	(16,200)	(2,250,038)	(2,153,466)	76,922
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(5,333)	(1,068,250)	(1,107,504)	(55,999)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,789)	(480,060)	(491,433)	(23,214)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(43,778)	(851,956)	(622,523)	212,943
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(8,241)	(3,288,000)	(3,415,235)	(159,835)
QXO, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(159,595)	(3,254,418)	(3,041,881)	180,268
Redwire Corp.	USFF -4.540%	Weekly	MS	07/23/30	(202,045)	(1,863,981)	(1,816,385)	29,099
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(324,488)	(1,961,443)	(2,404,456)	(462,476)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,139)	(1,185,354)	(1,028,037)	143,709
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(45,609)	$(1,744,415)	$(1,760,507)	$(34,377)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,173)	(277,081)	(277,621)	(3,321)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,275)	(240,150)	(270,173)	(35,178)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(29,975)	(1,503,767)	(1,537,718)	(63,159)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,536)	(41,362)	(41,042)	(126)
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(19,926)	(1,507,205)	(1,498,037)	(11,094)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,696)	(325,348)	(197,347)	124,776
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,037)	(516,525)	(363,602)	147,771
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,647)	(1,592,864)	(1,462,838)	108,263
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,801)	(1,343,850)	(1,132,444)	190,454
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,211)	(233,294)	(256,127)	(25,729)
					(1,743,637)	(78,395,578)	(78,758,746)	(1,309,497)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(41,919)	(2,039,844)	(1,933,304)	79,572
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(146,589)	(1,578,204)	(1,452,697)	109,840
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(12,938)	(109,163)	(42,178)	63,798
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(5,082)	(401,002)	(396,548)	430
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(32,158)	(453,525)	(430,917)	18,079
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(4,197)	(2,056,198)	(2,093,380)	(59,022)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(26,507)	(2,639,195)	(2,514,984)	98,035
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,417)	(1,360,469)	(922,404)	424,554
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,063)	(181,592)	(310,426)	(134,344)
Clarivate PLC (Jersey)	USFF -0.264%	Weekly	MS	07/11/28	(384,128)	(2,048,616)	(1,471,210)	556,831
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,207)	(356,328)	(286,453)	70,401
CRA International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,934)	(402,122)	(403,297)	(5,195)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(67,470)	(4,644,444)	(4,648,008)	(49,600)
Enviri Corp.	USFF -0.250%	Weekly	MS	07/23/30	(30,263)	(343,895)	(384,037)	(43,586)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,255)	(324,986)	(330,966)	(9,236)
Innodata, Inc.	USFF -1.090%	Weekly	MS	07/23/30	(14,011)	(909,837)	(1,079,828)	(179,039)
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42,379)	(2,716,336)	(2,085,047)	557,549
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,950)	(1,618,259)	(1,400,405)	199,721
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,261)	(2,761,766)	(3,130,428)	(404,591)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,011)	(487,167)	(354,995)	114,157
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,345)	(1,099,328)	(1,091,784)	(5,162)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/17/30	(29,122)	$(2,223,669)	$(2,414,796)	$(213,188)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(2,820)	(329,738)	(305,575)	25,736
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/23/30	(23,958)	(2,458,364)	(2,380,706)	53,273
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(60,436)	(999,558)	(1,039,499)	(49,877)
TaskUS, Inc., Class A	USFF -0.840%	Weekly	MS	07/23/30	(1,285)	(22,826)	(22,937)	(373)
TELUS International CDA, Inc. (Canada)	USFF -0.690%	Weekly	MS	07/23/30	(8,188)	(36,723)	(36,682)	(359)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(6,466)	(638,894)	(541,722)	116,750
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,585)	(247,138)	(172,911)	69,799
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(3,993)	(279,681)	(282,944)	(6,070)
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(157,114)	(1,232,900)	(711,726)	508,240
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/17/30	(23,705)	(1,772,592)	(1,807,980)	(54,648)
					(1,258,756)	(38,774,359)	(36,480,774)	1,852,475
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	07/23/30	(2,306)	(224,056)	(197,278)	35,980
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,183)	(962,274)	(1,009,554)	(60,080)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(136,503)	(2,531,983)	(2,335,566)	171,303
Build-A-Bear Workshop, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,127)	(228,830)	(203,912)	22,012
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,389)	(406,344)	(353,501)	48,782
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(86,987)	(1,591,216)	(1,373,525)	188,334
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(7,931)	(332,546)	(320,809)	8,805
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,072)	(1,640,196)	(1,793,760)	(194,256)
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(45,207)	(2,915,513)	(3,001,293)	(114,692)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(19,048)	(1,567,414)	(1,403,838)	151,094
Gap, Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(42,075)	(1,007,596)	(899,984)	111,432
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,351)	(1,006,958)	(1,028,586)	(34,529)
Guess?, Inc.	USFF -0.790%	Weekly	MS	07/23/30	(12,337)	(207,043)	(206,151)	(2,381)
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,407)	(740,589)	(760,612)	(30,338)
Pool Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,223)	(712,081)	(689,286)	12,940
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(22,452)	(134,319)	(238,665)	(113,236)
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,764)	(425,322)	(358,374)	62,699
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(24,773)	$(319,827)	$(328,242)	$(11,619)
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(31,647)	(772,319)	(747,819)	4,473
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(26,347)	(567,517)	(715,058)	(153,198)
					(499,129)	(18,293,943)	(17,965,813)	103,525
Consumer Durables & Apparel
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,230)	(272,598)	(204,265)	60,016
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/16/29	(16,854)	(851,243)	(335,732)	507,044
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(305)	(176,745)	(177,123)	(2,165)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(86,499)	(506,627)	(578,678)	(79,425)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	07/23/30	(228)	(55,965)	(56,138)	(746)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(3,457)	(196,849)	(199,815)	(4,952)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,943)	(476,836)	(474,073)	(2,291)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(85,056)	(1,563,613)	(1,431,493)	120,614
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(12,477)	(1,517,508)	(1,608,535)	(110,393)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(138,147)	(752,969)	(723,890)	10,519
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,818)	(1,073,972)	(762,882)	283,557
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,210)	(229,614)	(270,699)	(63,646)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	07/23/30	(31,893)	(836,887)	(1,067,778)	(245,913)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,317)	(237,934)	(231,130)	738
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,106)	(77,204)	(20,007)	56,396
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,528)	(290,956)	(289,696)	(1,659)
Under Armour, Inc., Class C	USFF -0.258%	Weekly	MS	07/23/30	(78,713)	(390,072)	(380,184)	5,989
VF Corp.	USFF -0.250%	Weekly	MS	01/17/30	(106,485)	(1,388,280)	(1,536,579)	(189,195)
Whirlpool Corp.	USFF -1.040%	Weekly	MS	07/11/28	(341)	(54,004)	(26,803)	21,892
					(607,607)	(10,949,876)	(10,375,500)	366,380
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	07/23/30	(84,572)	(3,327,782)	(3,247,565)	46,765
Brightstar Lottery PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(81,343)	(1,296,266)	(1,403,167)	(196,931)
Cava Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,036)	(1,037,306)	(908,325)	118,671
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,919)	(380,120)	(303,512)	74,836
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,823)	(904,235)	(559,746)	335,498
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,992)	(672,738)	(639,540)	16,625
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(70,760)	$(1,296,473)	$(1,106,686)	$176,909
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(10,438)	(1,477,041)	(1,481,465)	(21,372)
Krispy Kreme, Inc.	USFF -1.028%	Weekly	MS	07/08/27	(63,711)	(680,782)	(246,562)	418,159
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(11,991)	(884,456)	(712,385)	163,274
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,474)	(1,959,734)	(1,718,588)	222,358
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	07/23/30	(4,227)	(93,103)	(99,335)	(7,190)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(26,363)	(1,081,125)	(913,742)	156,639
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(41,678)	(957,981)	(1,026,529)	(78,072)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(29,373)	(582,595)	(620,945)	(46,637)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(11,437)	(368,932)	(430,717)	(67,467)
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(105,625)	(2,827,181)	(2,399,800)	399,344
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(122,217)	(1,428,239)	(975,292)	438,765
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,267)	(204,755)	(205,162)	(2,488)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,910)	(187,729)	(192,371)	(6,538)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(64,994)	(3,611,401)	(4,040,027)	(464,430)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(3,219)	(65,556)	(29,486)	32,873
					(862,369)	(25,325,530)	(23,260,947)	1,709,591
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,278)	(324,174)	(229,162)	91,765
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,590)	(564,486)	(597,520)	(40,456)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(11,468)	(1,008,046)	(1,193,131)	(195,105)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(54)	(6,544)	(6,544)	(101)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,627)	(500,722)	(476,283)	17,245
					(41,017)	(2,403,972)	(2,502,640)	(126,652)
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(115,867)	(2,877,872)	(3,048,461)	(224,012)
Atlas Energy Solutions, Inc.	USFF -1.140%	Weekly	MS	01/12/29	(51,433)	(1,077,994)	(584,793)	424,627
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,155)	$(205,948)	$(222,072)	$(18,392)
BW LPG Ltd. (Singapore)	USFF -2.190%	Weekly	MS	01/17/30	(43,039)	(531,537)	(614,597)	(103,712)
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(111,631)	(3,443,004)	(3,567,727)	(205,328)
ConocoPhillips	USFF -0.250%	Weekly	MS	07/23/30	(18,747)	(1,769,123)	(1,773,279)	(30,459)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(93,041)	(7,012,415)	(7,767,063)	(833,029)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(53,226)	(1,360,728)	(1,258,795)	76,493
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(174,557)	(1,566,812)	(1,557,048)	(27,764)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,389)	(389,279)	(625,683)	(254,303)
Denison Mines Corp. (Canada)	USFF -0.263%	Weekly	MS	07/23/30	(927,572)	(1,968,137)	(2,550,823)	(602,215)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,710)	(5,101,031)	(4,967,001)	45,670
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(38,518)	(1,017,631)	(1,147,836)	(167,242)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,672)	(478,302)	(528,216)	(66,871)
Energy Fuels, Inc. (Canada)	USFF -1.090%	Weekly	MS	07/16/29	(47,019)	(264,673)	(721,742)	(459,726)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(6,997)	(172,385)	(176,254)	(5,613)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(46,266)	(916,170)	(549,640)	365,562
Helix Energy Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(70,758)	(438,350)	(464,173)	(30,201)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(128,391)	(2,343,070)	(2,836,157)	(533,994)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,085)	(687,449)	(772,953)	(264,400)
Kosmos Energy Ltd.	USFF -0.281%	Weekly	MS	07/11/28	(345,021)	(1,447,205)	(572,735)	860,100
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(85,308)	(1,641,323)	(1,052,701)	551,856
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/23/30	(15,357)	(2,520,848)	(2,959,908)	(475,638)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/18/30	(15,541)	(746,046)	(698,257)	38,681
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	07/23/30	(25,632)	(633,692)	(728,205)	(103,554)
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(36,215)	(251,781)	(324,124)	(74,874)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(201,785)	(1,561,963)	(1,370,120)	176,337
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(37,267)	(119,920)	(117,018)	(115)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(37,733)	(3,258,537)	(2,753,377)	355,567
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(14,178)	$(604,998)	$(573,642)	$(3,778)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/23/30	(223,784)	(3,112,428)	(2,864,435)	190,215
Phillips 66	USFF -0.250%	Weekly	MS	07/23/30	(16,346)	(1,988,467)	(2,223,383)	(270,430)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,897)	(117,082)	(57,100)	58,786
RPC, Inc.	USFF -0.258%	Weekly	MS	07/23/30	(9,330)	(44,595)	(44,411)	(294)
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	07/23/30	(40,276)	(938,324)	(703,219)	225,776
Seadrill Ltd. (Bermuda)	USFF -0.690%	Weekly	MS	01/17/30	(56,354)	(1,646,855)	(1,702,454)	(72,160)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(114,238)	(1,035,157)	(1,221,204)	(206,855)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(60,782)	(601,751)	(457,688)	90,162
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(75,320)	(2,023,889)	(1,880,740)	113,596
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(658)	(3,807)	(3,784)	(51)
					(3,432,095)	(57,920,578)	(58,042,818)	(1,461,582)
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,015)	(2,211,479)	(2,024,644)	184,145
Chime Financial, Inc., Class A	USFF -1.740%	Weekly	MS	07/23/30	(27,927)	(646,774)	(563,288)	77,044
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(9,422)	(3,193,351)	(3,179,831)	(18,144)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,667)	(1,532,465)	(1,513,282)	3,561
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(24,958)	(400,107)	(322,457)	73,651
					(92,989)	(7,984,176)	(7,603,502)	320,257
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(25,831)	(2,121,417)	(2,098,769)	(13,247)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,115)	(683,133)	(620,950)	56,549
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,037)	(648,703)	(378,933)	237,780
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(5,482)	(1,049,983)	(1,025,408)	14,943
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(51,520)	(5,658,512)	(5,595,072)	7,361
Marzetti Company (The)	USFF -0.250%	Weekly	MS	01/17/30	(9,264)	(1,603,626)	(1,600,727)	(25,099)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,951)	(36,703)	(35,471)	832
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(72,188)	(4,570,236)	(4,509,584)	(25,855)
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(215,474)	(5,710,653)	(4,761,975)	880,247
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(58,051)	(1,730,980)	(1,173,211)	540,589
Universal Corp.	USFF -0.250%	Weekly	MS	07/23/30	(9,743)	(538,275)	(544,341)	(11,434)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(60,731)	$(798,146)	$(737,882)	$46,024
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(24,597)	(990,475)	(1,044,635)	(64,006)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,492)	(858,536)	(843,246)	(247)
					(605,476)	(26,999,378)	(24,970,204)	1,644,437
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	07/23/30	(9,354)	(1,273,221)	(1,252,875)	9,133
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(90,416)	(4,017,400)	(2,238,700)	1,737,493
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,518)	(268,242)	(297,099)	(31,550)
Alcon AG (Switzerland)	USFF -0.250%	Weekly	MS	07/23/30	(25,570)	(2,065,320)	(1,905,221)	143,406
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(23,143)	(326,140)	(403,845)	(89,855)
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,373)	(227,783)	(312,173)	(90,444)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,060)	(467,949)	(426,951)	36,373
Bausch + Lomb Corp. (Canada)	USFF -0.990%	Weekly	MS	01/17/30	(68,086)	(910,066)	(1,026,056)	(125,040)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,355)	(142,717)	(214,757)	(76,178)
Centene Corp.	USFF -0.250%	Weekly	MS	07/23/30	(58,340)	(2,049,677)	(2,081,571)	(52,231)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(136,694)	(1,900,615)	(1,734,647)	126,281
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,049)	(330,713)	(272,457)	73,704
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(17,938)	(1,254,414)	(1,312,165)	(70,211)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(27,249)	(1,302,689)	(826,735)	469,594
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(223,694)	(2,215,749)	(1,892,451)	301,316
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(27,855)	(2,658,147)	(2,271,575)	360,209
GoodRx Holdings, Inc., Class A	USFF -0.245%	Weekly	MS	01/12/29	(119,555)	(846,870)	(505,718)	332,728
Haemonetics Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,682)	(159,433)	(81,981)	75,837
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,109)	(1,913,176)	(1,865,594)	28,597
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,477)	(1,018,094)	(991,295)	(8,480)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(48,530)	(4,390,672)	(3,600,926)	746,224
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/23/30	(8,394)	(905,249)	(867,352)	29,447
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(174,137)	(3,494,550)	(2,495,383)	962,747
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,643)	(201,687)	(84,269)	115,383
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(640,438)	(4,449,767)	(3,656,901)	748,758
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(169,054)	(1,298,251)	(1,305,097)	(19,741)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(154,760)	$(2,890,608)	$(1,999,499)	$862,443
OPKO Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(79,686)	(107,845)	(123,513)	(16,773)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(31,927)	(923,821)	(886,294)	28,419
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,649)	(277,764)	(273,984)	992
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(20,200)	(788,886)	(720,938)	60,098
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,491)	(625,248)	(799,519)	(191,263)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(22,027)	(627,548)	(591,866)	25,513
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(97,182)	(2,885,148)	(2,103,019)	754,917
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,244)	(50,333)	(51,522)	(1,725)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(120,370)	(1,247,324)	(930,460)	304,474
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/23/30	(5,777)	(1,128,799)	(1,172,962)	(55,379)
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,600)	(2,631,718)	(2,624,280)	(51,661)
					(2,537,626)	(54,273,633)	(46,201,650)	7,453,555
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,195)	(1,568,296)	(734,088)	818,639
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(48,453)	(1,399,660)	(986,503)	385,771
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,975)	(1,159,035)	(924,048)	223,468
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,318)	(295,094)	(256,815)	33,566
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/23/30	(40,367)	(3,640,430)	(3,557,140)	39,936
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,291)	(2,313,483)	(1,801,306)	463,002
					(160,599)	(10,375,998)	(8,259,900)	1,964,382
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,674)	(1,698,786)	(1,547,413)	115,389
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,063)	(1,379,548)	(734,828)	604,258
Allied Gold Corp. (Canada)	USFF -3.840%	Weekly	MS	07/23/30	(1,468)	(21,607)	(25,705)	(4,348)
Almonty Industries, Inc. (Canada)	USFF -5.290%	Weekly	MS	07/23/30	(8,796)	(44,292)	(53,040)	(9,223)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/23/30	(448,532)	(3,762,735)	(3,668,992)	23,479
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,783)	(249,698)	(238,316)	8,872
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,393)	(647,966)	(593,749)	40,217
ASP Isotopes, Inc.	USFF -2.240%	Weekly	MS	07/23/30	(73,360)	(683,405)	(705,723)	(29,124)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.890%	Weekly	MS	07/23/30	(6,185)	(32,244)	(32,471)	(583)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(27,855)	$(2,227,309)	$(1,172,138)	$1,025,725
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(84,065)	(974,653)	(1,025,593)	(60,630)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(17,027)	(1,906,876)	(2,041,537)	(156,915)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(157,309)	(5,703,943)	(3,607,095)	1,818,020
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,632)	(579,796)	(613,361)	(40,535)
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	07/23/30	(17,510)	(1,187,535)	(1,104,006)	60,400
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(88,339)	(789,361)	(773,850)	7,657
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(15,839)	(244,344)	(320,423)	(78,536)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(44,467)	(388,544)	(546,499)	(189,963)
FMC Corp.	USFF -0.250%	Weekly	MS	01/17/30	(35,359)	(1,410,495)	(1,189,123)	177,140
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(5,999)	(1,063,406)	(1,337,237)	(298,102)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(94,316)	(2,237,169)	(1,845,764)	352,648
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(1,909)	(134,056)	(114,082)	14,498
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,458)	(1,046,365)	(1,362,726)	(330,833)
Huntsman Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,249)	(56,992)	(20,196)	33,946
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,407)	(713,564)	(648,684)	57,783
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(69,515)	(3,375,765)	(3,225,496)	91,455
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,223)	(588,957)	(634,487)	(53,581)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(18,266)	(1,629,954)	(1,404,107)	209,667
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,665)	(34,173)	(32,517)	1,142
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(16,676)	(579,387)	(663,038)	(91,949)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,013)	(239,661)	(249,288)	(13,286)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(133,756)	(4,334,271)	(4,638,658)	(374,186)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(16,224)	(2,261,011)	(2,197,216)	27,563
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,933)	(273,820)	(271,501)	(429)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(136,767)	(1,444,973)	(1,477,084)	(46,458)
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(51,961)	(829,537)	(1,051,171)	(239,358)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/23/30	(4,278)	(567,467)	(563,627)	(1,816)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(55,696)	(1,337,255)	(1,848,550)	(533,925)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(4,097)	(278,921)	(233,324)	44,894
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,386)	(598,092)	(505,476)	84,032
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(74,154)	(3,511,139)	(3,189,364)	275,105
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(20,180)	(951,504)	(869,556)	49,477
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Stepan Co.	USFF -0.250%	Weekly	MS	07/23/30	(1,821)	$(87,938)	$(86,862)	$169
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,196)	(227,673)	(229,767)	(4,386)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(314,897)	(792,845)	(1,332,014)	(551,849)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(4,091)	(178,545)	(179,554)	(2,786)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,175)	(275,609)	(393,162)	(125,404)
Tronox Holdings PLC (United Kingdom)	USFF -0.252%	Weekly	MS	01/12/29	(137,713)	(1,111,360)	(553,606)	522,573
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,158)	(1,746,986)	(1,728,335)	(5,678)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(4,522)	(323,983)	(307,406)	11,971
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(23,440)	(1,923,901)	(1,806,286)	80,528
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(556)	(16,856)	(16,897)	(244)
					(2,353,353)	(58,706,272)	(55,010,900)	2,494,481
Media & Entertainment
Cars.com, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(25,767)	(333,638)	(314,873)	15,191
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(71,192)	(3,173,916)	(5,436,221)	(2,296,876)
fuboTV, Inc.	USFF -0.709%	Weekly	MS	01/17/30	(146,381)	(525,966)	(607,481)	(90,553)
Getty Images Holdings, Inc.	USFF -14.228%	Weekly	MS	07/23/30	(3,214)	(6,487)	(6,364)	23
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,714)	(367,871)	(236,024)	128,166
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(11,580)	(560,399)	(322,503)	232,309
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(54)	(843)	(549)	249
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,737)	(1,846,767)	(1,917,826)	(93,899)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,273)	(2,057,093)	(2,331,971)	(295,288)
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/23/30	(72)	(1,960)	(1,971)	(68)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(358,957)	(2,742,786)	(2,767,558)	(51,973)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,837)	(899,025)	(976,881)	(90,616)
Vimeo, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,219)	(213,721)	(218,697)	(7,130)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(124,736)	(2,398,566)	(2,436,094)	(61,941)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,498)	(269,765)	(255,382)	8,571
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(81,660)	(955,514)	(890,911)	55,103
					(901,891)	(16,354,317)	(18,721,306)	(2,548,732)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(9,494)	$(110,783)	$(110,985)	$(1,336)
AbCellera Biologics, Inc. (Canada)	USFF -1.440%	Weekly	MS	07/11/28	(272,721)	(905,356)	(1,371,787)	(479,264)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,914)	(310,739)	(262,619)	54,020
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,414)	(2,067,985)	(1,978,387)	57,426
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,078)	(392,466)	(307,935)	80,608
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,364)	(283,532)	(249,551)	31,537
Ardelyx, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(47,880)	(212,614)	(263,819)	(60,637)
Avantor, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(45,139)	(594,512)	(563,335)	29,703
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(11,890)	(315,122)	(178,469)	133,495
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,861)	(225,943)	(159,157)	63,451
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(58,369)	(3,408,715)	(1,896,409)	1,467,863
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(31,098)	(2,547,011)	(2,584,555)	(62,806)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,962)	(314,672)	(248,317)	63,293
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,691)	(247,821)	(242,353)	2,977
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,028)	(300,158)	(276,194)	19,978
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/17/30	(2,523)	(2,016,710)	(1,925,049)	69,320
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59,307)	(510,295)	(499,365)	4,215
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,436)	(273,609)	(502,807)	(236,905)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,481)	(244,958)	(136,714)	105,782
Janux Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(330)	(7,435)	(8,065)	(741)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(9,605)	(1,220,098)	(1,265,939)	(58,780)
MannKind Corp.	USFF -0.250%	Weekly	MS	07/23/30	(69,894)	(338,428)	(375,331)	(40,291)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(679)	(318,603)	(349,115)	(33,704)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,810)	(32,248)	(16,724)	15,167
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(47,411)	(403,501)	(554,235)	(156,330)
Organon & Co.	USFF -0.250%	Weekly	MS	07/23/30	(216,052)	(2,137,915)	(2,307,435)	(191,889)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,342)	(243,320)	(240,743)	130
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(39,572)	(2,256,712)	(2,628,768)	(394,444)
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,454)	(322,929)	(334,712)	(15,018)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,532)	$(1,022,745)	$(1,010,780)	$1,799
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(55,324)	(3,204,909)	(1,066,094)	2,107,038
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,265)	(525,496)	(558,714)	(46,511)
Tilray Brands, Inc.	USFF -3.245%	Weekly	MS	07/23/30	(613,266)	(581,534)	(1,060,950)	(490,575)
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(6,516)	(2,600,643)	(2,731,572)	(156,723)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,747)	(848,636)	(675,267)	163,921
Vericel Corp.	USFF -0.250%	Weekly	MS	07/23/30	(233)	(7,047)	(7,333)	(392)
Viatris, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,048)	(223,564)	(208,375)	13,578
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	07/23/30	(20,445)	(140,632)	(149,657)	(10,455)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,790)	(2,435,607)	(2,043,551)	363,983
					(1,844,965)	(34,155,003)	(31,351,167)	2,412,483
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(39,573)	(1,160,742)	(1,548,492)	(399,282)
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,181)	(2,054,050)	(2,084,458)	(50,757)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,970)	(752,227)	(747,981)	(3,241)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(18,465)	(547,393)	(375,393)	166,640
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,709)	(304,277)	(197,356)	112,029
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(46,108)	(1,663,937)	(1,631,762)	1,486
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,837)	(1,391,413)	(1,464,289)	(88,277)
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,882)	(4,275,235)	(4,605,107)	(372,251)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(40,707)	(1,214,733)	(1,482,549)	(279,935)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(16,023)	(578,788)	(574,264)	(1,245)
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(44,109)	(1,242,450)	(1,479,857)	(272,925)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,246)	(1,276,587)	(1,066,637)	176,171
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,874)	(480,739)	(504,002)	(30,179)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,555)	(2,293,868)	(2,185,422)	86,706
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,358)	(301,665)	(175,481)	123,160
Rambus, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(450)	(46,870)	(46,890)	(520)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/23/30	(1,836)	(269,988)	(263,705)	3,572
					(315,883)	(19,854,962)	(20,433,645)	(828,848)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,995)	$(83,672)	$(83,916)	$(1,109)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(75,467)	(5,907,075)	(5,717,380)	125,880
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(37,862)	(861,421)	(940,492)	(87,639)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(1,863)	(491,227)	(513,555)	(31,102)
BigBear.ai Holdings, Inc.	USFF -2.590%	Weekly	MS	07/23/30	(38,799)	(189,891)	(252,969)	(64,996)
Bit Digital, Inc. (Cayman Islands)	USFF -0.719%	Weekly	MS	07/23/30	(332,009)	(921,523)	(996,027)	(83,667)
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(56,654)	(964,062)	(982,380)	(27,903)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(180,687)	(1,759,387)	(1,646,059)	97,493
Cipher Mining, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(80,631)	(455,252)	(1,015,144)	(615,057)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(102,160)	(1,011,344)	(1,481,320)	(480,029)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(80,927)	(1,616,581)	(1,458,305)	142,229
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(271,146)	(5,025,080)	(5,368,691)	(393,417)
Core Scientific, Inc.	USFF -3.040%	Weekly	MS	01/17/30	(68,568)	(836,768)	(1,230,110)	(401,666)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(12,266)	(1,470,163)	(1,678,602)	(299,682)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(52,366)	(805,884)	(627,345)	178,721
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/23/30	(69,575)	(961,879)	(948,307)	3,877
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(41,570)	(2,144,596)	(1,005,994)	1,117,325
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(6,469)	(299,750)	(291,623)	5,412
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	01/17/30	(5,561)	(1,227,494)	(319,090)	896,210
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(50,708)	(422,297)	(390,959)	27,119
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,135)	(706,567)	(737,066)	(37,495)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/23/30	(16,711)	(4,677,989)	(4,715,176)	(83,096)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(47,501)	(581,712)	(508,261)	65,911
Karooooo Ltd. (Singapore)	USFF -1.390%	Weekly	MS	07/23/30	(1,559)	(80,176)	(89,050)	(10,115)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,715)	(193,324)	(130,558)	60,815
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(61,473)	(1,536,874)	(710,013)	811,603
Onestream, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(660)	(12,135)	(12,164)	(185)
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,112)	(648,234)	(737,367)	(100,218)
Quantum Computing, Inc.	USFF -8.490%	Weekly	MS	07/23/30	(54,178)	(831,324)	(997,417)	(181,592)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,242)	$(481,803)	$(379,538)	$99,783
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(41,830)	(435,511)	(296,156)	135,005
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(38,650)	(856,855)	(680,627)	168,077
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(11,667)	(473,307)	(150,738)	317,845
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,310)	(255,363)	(136,423)	116,373
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(455)	(260,550)	(224,492)	33,441
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,297)	(413,585)	(411,014)	(1,625)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(169,015)	(5,038,411)	(4,189,882)	798,592
Workiva, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,811)	(341,553)	(414,131)	(88,900)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,814)	(115,504)	(95,654)	18,669
					(2,082,418)	(45,396,123)	(42,563,995)	2,230,887
Technology Hardware & Equipment
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(81,011)	(1,178,242)	(1,174,660)	(8,124)
Applied Optoelectronics, Inc.	USFF -0.590%	Weekly	MS	07/23/30	(39,438)	(912,572)	(1,022,627)	(119,130)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,793)	(688,467)	(700,953)	(19,438)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(7,523)	(732,706)	(1,060,893)	(339,068)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(21,326)	(1,334,972)	(1,430,335)	(123,113)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(19,491)	(6,045,136)	(7,106,808)	(1,121,581)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,571)	(34,936)	(26,173)	8,381
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	07/23/30	(71,664)	(1,765,326)	(1,760,068)	(17,316)
Ingram Micro Holding Corp.	USFF -1.390%	Weekly	MS	07/23/30	(3,713)	(77,480)	(79,792)	(3,117)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,149)	(1,272,169)	(1,150,998)	108,535
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(8,878)	(699,026)	(703,049)	(11,130)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(76,341)	(1,677,402)	(1,775,692)	(114,939)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,291)	(391,457)	(495,276)	(107,874)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,192)	(324,520)	(284,659)	36,610
Plexus Corp.	USFF -0.250%	Weekly	MS	07/23/30	(900)	(128,618)	(130,221)	(2,914)
Sandisk Corp.	USFF -0.250%	Weekly	MS	07/23/30	(28,604)	(2,475,378)	(3,209,369)	(758,544)
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(4,337)	(2,460,571)	(2,541,656)	(105,490)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(26,978)	$(281,151)	$(342,351)	$(64,021)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(114,633)	(2,379,842)	(1,753,885)	549,094
					(545,833)	(24,859,971)	(26,749,465)	(2,213,179)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,208)	(506,862)	(360,472)	(24,451)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(51,904)	(2,221,775)	(1,990,518)	172,065
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(124,542)	(4,511,764)	(4,651,644)	(184,601)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(35,656)	(660,234)	(478,504)	140,447
					(219,310)	(7,900,635)	(7,481,138)	103,460
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(47,164)	(2,515,150)	(2,347,824)	142,379
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(36,967)	(3,250,829)	(2,582,884)	628,208
Frontier Group Holdings, Inc.	USFF -0.259%	Weekly	MS	07/16/29	(105,199)	(606,581)	(464,454)	136,083
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,200)	(1,865,083)	(1,703,058)	143,515
Hertz Global Holdings, Inc.	USFF -1.440%	Weekly	MS	01/17/30	(92,028)	(600,584)	(625,790)	(32,042)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(19,458)	(146,084)	(95,733)	48,868
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(126,785)	(2,890,895)	(1,949,953)	912,274
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,367)	(1,541,187)	(1,007,945)	518,122
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/23/30	(20,179)	(638,158)	(643,912)	(14,602)
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(13)	(2,053)	(1,145)	828
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,536)	(264,476)	(250,988)	11,096
XPO, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,022)	(1,629,777)	(1,683,354)	(72,790)
					(505,918)	(15,950,857)	(13,357,040)	2,421,939
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(210,149)	(3,181,738)	(2,765,561)	271,578
ALLETE, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(22,365)	(1,452,172)	(1,485,036)	(56,142)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/23/30	(4,950)	(317,694)	(333,680)	(19,169)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(4,682)	(381,367)	(343,284)	25,086
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(38,625)	(1,459,094)	(1,460,411)	(35,326)
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/23/30	(9,326)	(561,816)	(574,388)	(22,599)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(32,698)	(1,033,596)	(1,125,465)	(113,486)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
September 30, 2025
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(24,980)	$(1,234,384)	$(1,146,332)	$47,678
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,692)	(1,132,245)	(1,305,416)	(206,801)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/23/30	(31,022)	(899,590)	(876,372)	8,733
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,281)	(233,809)	(240,366)	(11,071)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(27,810)	(1,642,878)	(1,701,138)	(98,380)
Edison International	USFF -0.250%	Weekly	MS	07/23/30	(8,351)	(454,626)	(461,643)	(11,557)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(15,619)	(835,234)	(760,645)	45,680
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,218)	(837,527)	(953,859)	(144,519)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/23/30	(16,253)	(765,510)	(782,582)	(32,358)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,286)	(1,420,102)	(1,455,900)	(62,423)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(44,714)	(1,835,735)	(1,936,116)	(121,295)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(31,273)	(1,383,691)	(1,405,096)	(117,563)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/16/29	(7,873)	(638,777)	(645,350)	(23,372)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/17/30	(17,847)	(1,643,586)	(1,600,162)	11,125
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(30,079)	(1,343,366)	(1,323,476)	(41,779)
PPL Corp.	USFF -0.250%	Weekly	MS	07/23/30	(54,115)	(1,974,786)	(2,010,913)	(70,518)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(15,295)	(1,235,851)	(1,376,244)	(183,010)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(9,890)	(945,496)	(937,275)	(8,499)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(33,225)	(2,427,685)	(2,602,847)	(222,654)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,091)	(1,364,074)	(1,474,778)	(147,972)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,582)	(1,272,716)	(1,523,711)	(272,736)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(103,535)	(1,166,489)	(1,415,323)	(271,405)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(38,810)	(2,196,332)	(2,194,706)	(35,840)
Unitil Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,258)	(106,023)	(108,068)	(3,291)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,994)	(1,474,974)	(1,693,166)	(281,295)
					(917,888)	(38,852,963)	(40,019,309)	(2,205,180)

Total Reference Entity — Short						(603,461,189)	(580,087,848)	13,879,423
Net Value of Reference Entity						$(342,638,070)	$(276,427,843)	$67,694,761

*	Includes $1,484,534 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 30.8%
Automobiles & Components — 0.3%
Dana, Inc.	4,114	$ 82,445
Ford Motor Co.	55,914	668,731
Garrett Motion, Inc.	831	11,318
General Motors Co.	1,497	91,272
Phinia, Inc.	1,576	90,589
Solid Power, Inc.*	43,575	151,205
Thor Industries, Inc.	1,296	134,382
Visteon Corp.	459	55,016
XPEL, Inc.*	300	9,921
		1,294,879
Capital Goods — 3.5%
3M Co.	49	7,604
A. O. Smith Corp.	764	56,085
Alamo Group, Inc.	17	3,245
Allient, Inc.	63	2,819
Allison Transmission Holdings, Inc.	605	51,352
AMETEK, Inc.	1,006	189,128
API Group Corp.*	642	22,066
Armstrong World Industries, Inc.	368	72,132
Astronics Corp.*	2,127	97,012
AZZ, Inc.	323	35,249
CAE, Inc. (Canada)*	352	10,433
Crane Co.	1,415	260,558
Deere & Co.	85	38,867
DNOW, Inc.*	2,548	38,857
EMCOR Group, Inc.	101	65,604
Emerson Electric Co.	881	115,570
ESCO Technologies, Inc.	525	110,833
Federal Signal Corp.	119	14,160
Ferguson Enterprises, Inc.	3,116	699,791
Flowserve Corp.	84	4,464
Fortive Corp.	4,638	227,216
GE Vernova, Inc.	270	166,023
General Dynamics Corp.	1,360	463,760
General Electric Co.	453	136,271
Graco, Inc.	1,584	134,577
Granite Construction, Inc.	679	74,452
Griffon Corp.	306	23,302
Hayward Holdings, Inc.*	22,774	344,343
Helios Technologies, Inc.	174	9,071
Honeywell International, Inc.	1,399	294,490
Howmet Aerospace, Inc.	1	196
Hubbell, Inc.	36	15,491
Janus International Group, Inc.*	835	8,241
Johnson Controls International PLC (Ireland)	1,578	173,501
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kadant, Inc.	326	$ 97,011
L3Harris Technologies, Inc.	599	182,941
Lindsay Corp.	324	45,541
Loar Holdings, Inc.*	754	60,320
Mercury Systems, Inc.*	644	49,846
Microvast Holdings, Inc.*	49,067	188,908
MRC Global, Inc.*	344	4,961
Mueller Water Products, Inc., Class A	3,006	76,713
MYR Group, Inc.*	1,679	349,282
NEXTracker, Inc., Class A*	1,055	78,059
Nordson Corp.	847	192,227
Northrop Grumman Corp.	388	236,416
NuScale Power Corp.*	919	33,084
Otis Worldwide Corp.	2,351	214,952
Owens Corning	3,945	558,060
Pentair PLC (Ireland)	3,512	388,989
RBC Bearings, Inc.*	324	126,454
Regal Rexnord Corp.	4,978	714,044
Resideo Technologies, Inc.*	6,066	261,930
REV Group, Inc.	7,731	438,116
Rocket Lab Corp.*	26,268	1,258,500
Rockwell Automation, Inc.	1,195	417,688
RTX Corp.	2,775	464,341
Sensata Technologies Holding PLC (United Kingdom)	10,078	307,883
SiteOne Landscape Supply, Inc.*	923	118,882
Snap-on, Inc.	1,159	401,628
Stanley Black & Decker, Inc.	851	63,255
Stantec, Inc. (Canada)	414	44,629
Toro Co. (The)	684	52,121
Trane Technologies PLC (Ireland)	524	221,107
Tutor Perini Corp.*	10,157	666,198
United Rentals, Inc.	256	244,393
V2X, Inc.*	1,364	79,235
Valmont Industries, Inc.	621	240,780
Vicor Corp.*	925	45,991
VSE Corp.	2,414	401,303
Westinghouse Air Brake Technologies Corp.	1,259	252,392
WillScot Holdings Corp.	2,367	49,967
Worthington Enterprises, Inc.	371	20,587
WW Grainger, Inc.	267	254,440
Zurn Elkay Water Solutions Corp.	1	47
		13,869,984

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.7%
Amentum Holdings, Inc.*	2,799	$ 67,036
Automatic Data Processing, Inc.	620	181,970
Barrett Business Services, Inc.	69	3,058
Booz Allen Hamilton Holding Corp.	469	46,877
Broadridge Financial Solutions, Inc.	1,401	333,676
Cintas Corp.	403	82,720
Clean Harbors, Inc.*	263	61,074
Copart, Inc.*	6,904	310,473
CSG Systems International, Inc.	2,585	166,422
Deluxe Corp.	538	10,416
Driven Brands Holdings, Inc.*	1,500	24,165
Exponent, Inc.	574	39,881
GFL Environmental, Inc. (Canada)	6,774	320,952
Healthcare Services Group, Inc.*	6,512	109,597
HNI Corp.	560	26,236
Huron Consulting Group, Inc.*	176	25,832
ICF International, Inc.	67	6,218
Jacobs Solutions, Inc.	2,854	427,700
KBR, Inc.	4,850	229,356
Korn Ferry	897	62,772
Leidos Holdings, Inc.	730	137,941
Matthews International Corp., Class A	122	2,962
OPENLANE, Inc.*	593	17,067
Paycom Software, Inc.	392	81,591
Paylocity Holding Corp.*	1,312	208,962
Pitney Bowes, Inc.	18,403	209,978
Planet Labs PBC*	27,566	357,807
Republic Services, Inc.	1,701	390,345
Rollins, Inc.	2,102	123,471
Tetra Tech, Inc.	10,941	365,211
Thomson Reuters Corp. (Canada)	1,565	243,091
UniFirst Corp.	466	77,911
Upwork, Inc.*	15,331	284,697
Veralto Corp.	4,538	483,796
Verisk Analytics, Inc.	1,908	479,881
Waste Connections, Inc. (Canada)	706	124,115
Willdan Group, Inc.*	4,871	470,977
		6,596,234
Consumer Discretionary Distribution & Retail — 1.4%
Advance Auto Parts, Inc.	1,513	92,898
A-Mark Precious Metals, Inc.	13	336
Amazon.com, Inc.*	2,927	642,681
Best Buy Co., Inc.	83	6,276
CarMax, Inc.*	4,251	190,742
Dillard's, Inc., Class A	98	60,219
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
eBay, Inc.	8,357	$ 760,069
Five Below, Inc.*	1,452	224,624
GigaCloud Technology, Inc., Class A (Cayman Islands)*	569	16,160
Groupon, Inc.*	6,211	145,027
Kohl's Corp.	20,848	320,434
LKQ Corp.	979	29,899
Lowe's Cos., Inc.	3,299	829,072
Macy's, Inc.	12,703	227,765
O'Reilly Automotive, Inc.*	931	100,371
Petco Health & Wellness Co., Inc.*	22,056	85,357
Sally Beauty Holdings, Inc.*	4,384	71,372
Sonic Automotive, Inc., Class A	1,081	82,253
ThredUp, Inc., Class A*	23,351	220,667
TJX Cos., Inc. (The)	2,031	293,561
Urban Outfitters, Inc.*	6,000	428,580
Valvoline, Inc.*	2,326	83,527
Wayfair, Inc., Class A*	4,661	416,367
Williams-Sonoma, Inc.	205	40,067
		5,368,324
Consumer Durables & Apparel — 0.8%
BRP, Inc., sub-voting shares (Canada)	567	34,462
DR Horton, Inc.	511	86,599
Hanesbrands, Inc.*	8,357	55,073
Hasbro, Inc.	1,273	96,557
La-Z-Boy, Inc.	937	32,158
Leggett & Platt, Inc.	18,456	163,889
NIKE, Inc., Class B	2,928	204,169
NVR, Inc.*	43	345,490
Peloton Interactive, Inc., Class A*	99,418	894,762
Ralph Lauren Corp.	503	157,721
Sonos, Inc.*	9,757	154,161
Tapestry, Inc.	5,031	569,610
TopBuild Corp.*	291	113,740
Wolverine World Wide, Inc.	666	18,275
		2,926,666
Consumer Services — 1.0%
ADT, Inc.	8,507	74,096
Adtalem Global Education, Inc.*	266	41,084
BJ's Restaurants, Inc.*	3,008	91,834
Booking Holdings, Inc.	42	226,769
Bright Horizons Family Solutions, Inc.*	378	41,040
Brinker International, Inc.*	1,594	201,928

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Caesars Entertainment, Inc.*	2,002	$ 54,104
Carnival Corp. (Panama)*	7,343	212,286
Cheesecake Factory, Inc. (The)	653	35,680
Chipotle Mexican Grill, Inc.*	2,597	101,776
Churchill Downs, Inc.	608	58,982
Darden Restaurants, Inc.	303	57,679
Domino's Pizza, Inc.	230	99,293
Hilton Worldwide Holdings, Inc.	537	139,319
Life Time Group Holdings, Inc.*	1,859	51,308
Lindblad Expeditions Holdings, Inc.*	455	5,824
Marriott International, Inc., Class A	1,424	370,867
Monarch Casino & Resort, Inc.	291	30,800
Planet Fitness, Inc., Class A*	1,144	118,747
Pursuit Attractions and Hospitality, Inc.*	797	28,836
Royal Caribbean Cruises Ltd. (Liberia)	1,152	372,764
Rush Street Interactive, Inc.*	11,341	232,264
Stride, Inc.*	918	136,727
Vail Resorts, Inc.	1,652	247,090
Wingstop, Inc.	1,752	440,943
Wyndham Hotels & Resorts, Inc.	1,156	92,364
Wynn Resorts Ltd.	827	106,079
Yum! Brands, Inc.	2,515	382,280
		4,052,763
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	93	52,575
Costco Wholesale Corp.	313	289,722
Dollar General Corp.	2,913	301,058
Dollar Tree, Inc.*	2,983	281,506
Guardian Pharmacy Services, Inc., Class A*	9	236
Kroger Co. (The)	1,121	75,567
Maplebear, Inc.*	1,392	51,170
Natural Grocers by Vitamin Cottage, Inc.	879	35,160
Sprouts Farmers Market, Inc.*	2,579	280,595
Sysco Corp.	603	49,651
Target Corp.	4,054	363,644
United Natural Foods, Inc.*	3,372	126,855
		1,907,739
Energy — 1.7%
Antero Midstream Corp.	9,641	187,421
Antero Resources Corp.*	29,990	1,006,464
APA Corp.	4,544	110,328
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Baker Hughes Co.	399	$ 19,439
Centrus Energy Corp., Class A*	56	17,364
Chevron Corp.	2,522	391,641
DHT Holdings, Inc. (Marshall Islands)	8,277	98,910
Enbridge, Inc. (Canada)	544	27,450
EOG Resources, Inc.	5,114	573,382
Expand Energy Corp.	1,231	130,781
Exxon Mobil Corp.	4,802	541,426
FLEX LNG Ltd. (Bermuda)	79	1,991
Green Plains, Inc.*	2,189	19,241
Gulfport Energy Corp.*	1,378	249,390
Halliburton Co.	8,059	198,251
HF Sinclair Corp.	700	36,638
Kinder Morgan, Inc.	23,856	675,363
Kodiak Gas Services, Inc.	4,814	177,974
Magnolia Oil & Gas Corp., Class A	2,478	59,150
NOV, Inc.	5,123	67,880
Patterson-UTI Energy, Inc.	15,975	82,751
Range Resources Corp.	5,160	194,222
Schlumberger NV (Curacao)	456	15,673
TC Energy Corp. (Canada)	3,709	201,807
Tidewater, Inc.*	2,913	155,350
Transocean Ltd. (Switzerland)*	193,463	603,605
Valaris Ltd. (Bermuda)*	4,067	198,348
Valero Energy Corp.	2,796	476,047
World Kinect Corp.	9,669	250,911
		6,769,198
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B*	2,436	1,224,675
Cboe Global Markets, Inc.	358	87,800
CME Group, Inc.	1,329	359,083
Corpay, Inc.*	303	87,282
Euronet Worldwide, Inc.*	658	57,779
FactSet Research Systems, Inc.	360	103,136
Fiserv, Inc.*	4,664	601,330
Franklin Resources, Inc.	4,707	108,873
Global Payments, Inc.	1,218	101,191
Intercontinental Exchange, Inc.	1,079	181,790
Jack Henry & Associates, Inc.	1,356	201,949
Mastercard, Inc., Class A	182	103,523
Moody's Corp.	208	99,108
Morningstar, Inc.	531	123,197
Nasdaq, Inc.	5,232	462,770
Paymentus Holdings, Inc., Class A*	7,988	244,433
PayPal Holdings, Inc.*	7,633	511,869

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Remitly Global, Inc.*	22,003	$ 358,649
S&P Global, Inc.	504	245,302
T Rowe Price Group, Inc.	2,867	294,269
Toast, Inc., Class A*	6,873	250,933
Visa, Inc., Class A	1,842	628,822
		6,437,763
Food, Beverage & Tobacco — 1.3%
Altria Group, Inc.	10,322	681,871
Boston Beer Co., Inc. (The), Class A*	428	90,488
Cal-Maine Foods, Inc.	676	63,612
Campbell's Company (The)	2,772	87,540
Celsius Holdings, Inc.*	4,846	278,597
Coca-Cola Co. (The)	11,007	729,984
Conagra Brands, Inc.	4,511	82,596
Constellation Brands, Inc., Class A	1,997	268,936
Fresh Del Monte Produce, Inc. (Cayman Islands)	2,053	71,280
General Mills, Inc.	5,170	260,671
J & J Snack Foods Corp.	92	8,840
Kellanova	2,010	164,860
Keurig Dr Pepper, Inc.	19,714	502,904
Kraft Heinz Co. (The)	10,542	274,514
Molson Coors Beverage Co., Class B	3,162	143,081
Monster Beverage Corp.*	5,044	339,512
National Beverage Corp.*	428	15,802
PepsiCo, Inc.	1,678	235,658
Philip Morris International, Inc.	1,561	253,194
Pilgrim's Pride Corp.	3,602	146,673
Simply Good Foods Co. (The)*	4,776	118,540
SunOpta, Inc. (Canada)*	2,602	15,248
Tyson Foods, Inc., Class A	7,249	393,621
		5,228,022
Health Care Equipment & Services — 2.2%
AdaptHealth Corp.*	558	4,994
Align Technology, Inc.*	501	62,735
AMN Healthcare Services, Inc.*	232	4,492
Baxter International, Inc.	4,793	109,137
Becton Dickinson & Co.	4,093	766,087
Boston Scientific Corp.*	660	64,436
Cardinal Health, Inc.	2,093	328,517
Cencora, Inc.	497	155,327
Cigna Group (The)	16	4,612
CONMED Corp.	2,723	128,063
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CorVel Corp.*	430	$ 33,291
CVS Health Corp.	9,074	684,089
Elevance Health, Inc.	309	99,844
Embecta Corp.	1,782	25,144
GE HealthCare Technologies, Inc.	1,679	126,093
Globus Medical, Inc., Class A*	1,471	84,244
HCA Healthcare, Inc.	600	255,720
HealthEquity, Inc.*	3,080	291,892
Hologic, Inc.*	3,819	257,744
Humana, Inc.	1,241	322,871
ICU Medical, Inc.*	1,613	193,495
IDEXX Laboratories, Inc.*	230	146,945
Insulet Corp.*	866	267,360
iRhythm Technologies, Inc.*	1,663	286,019
LeMaitre Vascular, Inc.	409	35,792
LivaNova PLC (United Kingdom)*	536	28,076
McKesson Corp.	72	55,623
Medtronic PLC (Ireland)	2,069	197,052
Merit Medical Systems, Inc.*	1,822	151,645
Molina Healthcare, Inc.*	1,079	206,477
Pediatrix Medical Group, Inc.*	8,655	144,971
Penumbra, Inc.*	1,309	331,596
Privia Health Group, Inc.*	3,595	89,515
Progyny, Inc.*	4,550	97,916
Quest Diagnostics, Inc.	303	57,746
ResMed, Inc.	2,136	584,687
Select Medical Holdings Corp.	2,741	35,194
Solventum Corp.*	2,426	177,098
STERIS PLC (Ireland)	945	233,831
TransMedics Group, Inc.*	697	78,203
UFP Technologies, Inc.*	1,327	264,869
Universal Health Services, Inc., Class B	347	70,941
Veeva Systems, Inc., Class A*	656	195,429
Waystar Holding Corp.*	20,603	781,266
Zimmer Biomet Holdings, Inc.	186	18,321
		8,539,399
Household & Personal Products — 0.3%
Central Garden & Pet Co., Class A*	524	15,474
Church & Dwight Co., Inc.	602	52,753
Clorox Co. (The)	482	59,431
Colgate-Palmolive Co.	1,904	152,206
Kenvue, Inc.	28,234	458,238
Kimberly-Clark Corp.	2,374	295,183
Oil-Dri Corp. of America	4	244

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Olaplex Holdings, Inc.*	88	$ 115
Procter & Gamble Co. (The)	1,145	175,929
		1,209,573
Materials — 1.4%
Avery Dennison Corp.	976	158,278
Ball Corp.	35	1,765
Cabot Corp.	238	18,100
Carpenter Technology Corp.	389	95,515
Century Aluminum Co.*	868	25,484
Coeur Mining, Inc.*	650	12,194
Compass Minerals International, Inc.*	2,208	42,394
Corteva, Inc.	2,098	141,888
Crown Holdings, Inc.	503	48,585
Ecolab, Inc.	450	123,237
Fortuna Mining Corp. (Canada)*	2,104	18,852
Freeport-McMoRan, Inc.	9,061	355,372
Gold Royalty Corp. (Canada)*	658	2,540
HB Fuller Co.	586	34,738
Hudbay Minerals, Inc. (Canada)	2,053	31,123
Ingevity Corp.*	3,491	192,668
International Flavors & Fragrances, Inc.	4,512	277,668
James Hardie Industries PLC (Ireland)*	7,362	141,424
Kinross Gold Corp. (Canada)	32,328	803,351
Linde PLC (Ireland)	1,080	513,000
LyondellBasell Industries NV, Class A (Netherlands)	1,085	53,208
New Gold, Inc. (Canada)*	37,572	269,767
NewMarket Corp.	35	28,987
Newmont Corp.	2,907	245,089
Novagold Resources, Inc. (Canada)*	364	3,203
Nutrien Ltd. (Canada)	1,735	101,862
Olin Corp.	3,386	84,616
Packaging Corp. of America	2,141	466,588
Pan American Silver Corp. (Canada)	14,850	575,141
Sealed Air Corp.	4,159	147,021
SSR Mining, Inc. (Canada)*	1,082	26,422
SunCoke Energy, Inc.	5,472	44,652
United States Lime & Minerals, Inc.	67	8,814
Vulcan Materials Co.	806	247,942
		5,341,488
Media & Entertainment — 1.8%
Alphabet, Inc., Class A	6,909	1,679,578
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Bumble, Inc., Class A*	479	$ 2,917
Cable One, Inc.	42	7,436
Cargurus, Inc.*	682	25,391
Charter Communications, Inc., Class A*	95	26,135
Cinemark Holdings, Inc.	2,182	61,140
Comcast Corp., Class A	11,893	373,678
Electronic Arts, Inc.	1	202
EverQuote, Inc., Class A*	4,117	94,156
Fox Corp., Class A	6,876	433,601
IAC, Inc.*	4,999	170,316
Interpublic Group of Cos., Inc. (The)	3,066	85,572
John Wiley & Sons, Inc., Class A	681	27,560
Madison Square Garden Entertainment Corp.*	688	31,125
Match Group, Inc.	3,804	134,357
MediaAlpha, Inc., Class A*	185	2,105
Meta Platforms, Inc., Class A	879	645,520
Netflix, Inc.*	982	1,177,339
New York Times Co. (The), Class A	1,367	78,466
News Corp., Class A	9,455	290,363
Nexstar Media Group, Inc.	159	31,441
Omnicom Group, Inc.	2,956	241,003
Paramount Skydance Corp., Class B	7,418	140,349
QuinStreet, Inc.*	2,420	37,437
ROBLOX Corp., Class A*	3,819	529,008
TEGNA, Inc.	510	10,368
TripAdvisor, Inc.*	1,422	23,122
Walt Disney Co. (The)	4,149	475,060
Webtoon Entertainment, Inc.*	1,161	22,535
Yelp, Inc.*	9,770	304,824
Ziff Davis, Inc.*	1,884	71,780
		7,233,884
Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
ACADIA Pharmaceuticals, Inc.*	87	1,857
Adaptive Biotechnologies Corp.*	4,205	62,907
Alkermes PLC (Ireland)*	486	14,580
Amneal Pharmaceuticals, Inc.*	1,505	15,065
Azenta, Inc.*	668	19,185
BioCryst Pharmaceuticals, Inc.*	26,010	197,416
Biogen, Inc.*	930	130,275
BioLife Solutions, Inc.*	1,432	36,530
BioMarin Pharmaceutical, Inc.*	1,874	101,496
Bio-Rad Laboratories, Inc., Class A*	215	60,284
Bristol-Myers Squibb Co.	1,732	78,113
Catalyst Pharmaceuticals, Inc.*	5,107	100,608

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	4	$ 626
Collegium Pharmaceutical, Inc.*	20	700
Danaher Corp.	247	48,970
Gilead Sciences, Inc.	5,207	577,977
GRAIL, Inc.*	370	21,878
Harmony Biosciences Holdings, Inc.*	2,388	65,813
Illumina, Inc.*	880	83,574
Incyte Corp.*	241	20,439
Innoviva, Inc.*	6,137	112,000
IQVIA Holdings, Inc.*	1,607	305,234
Johnson & Johnson	2,365	438,518
Ligand Pharmaceuticals, Inc.*	854	151,278
Merck & Co., Inc.	728	61,101
Mettler-Toledo International, Inc.*	2	2,455
Niagen Bioscience, Inc.*	4,113	38,374
Pfizer, Inc.	70,318	1,791,703
Prestige Consumer Healthcare, Inc.*	1,523	95,035
Regeneron Pharmaceuticals, Inc.	904	508,292
Rezolute, Inc.*	101	949
SIGA Technologies, Inc.	327	2,992
Supernus Pharmaceuticals, Inc.*	274	13,095
Syndax Pharmaceuticals, Inc.*	5,712	87,879
Theravance Biopharma, Inc. (Cayman Islands)*	534	7,796
Thermo Fisher Scientific, Inc.*	458	222,139
Waters Corp.*	574	172,091
Zoetis, Inc.	4,144	606,350
		6,255,574
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	2,248	363,704
Allegro MicroSystems, Inc.*	45	1,314
Analog Devices, Inc.	1,925	472,973
Broadcom, Inc.	2,517	830,383
Credo Technology Group Holding Ltd. (Cayman Islands)*	601	87,512
Microchip Technology, Inc.	1,122	72,055
Micron Technology, Inc.	10,202	1,706,999
Monolithic Power Systems, Inc.	171	157,429
NVIDIA Corp.	3,739	697,623
NXP Semiconductors NV (Netherlands)	2,147	488,936
ON Semiconductor Corp.*	3,682	181,559
Penguin Solutions, Inc.*	6,843	179,834
Power Integrations, Inc.	4,239	170,450
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	2,849	$ 259,487
QUALCOMM, Inc.	3,241	539,173
Rigetti Computing, Inc.*	5,817	173,288
Semtech Corp.*	4,528	323,526
Silicon Laboratories, Inc.*	164	21,505
Skyworks Solutions, Inc.	7,559	581,892
		7,309,642
Software & Services — 3.6%
A10 Networks, Inc.	338	6,135
Accenture PLC, Class A (Ireland)	87	21,454
ACI Worldwide, Inc.*	134	7,071
Adobe, Inc.*	269	94,890
Alarm.com Holdings, Inc.*	62	3,291
Amdocs Ltd. (Guernsey)	1,313	107,732
Appian Corp., Class A*	43	1,314
AppLovin Corp., Class A*	490	352,085
ASGN, Inc.*	456	21,592
AvePoint, Inc.*	2,537	38,080
BILL Holdings, Inc.*	47	2,490
Blackbaud, Inc.*	1,152	74,085
BlackBerry Ltd. (Canada)*	36,499	178,115
Cadence Design Systems, Inc.*	41	14,402
CGI, Inc. (Canada)	102	9,091
Cognizant Technology Solutions Corp., Class A	505	33,870
Crowdstrike Holdings, Inc., Class A*	476	233,421
Descartes Systems Group, Inc. (The) (Canada)*	442	41,650
Docebo, Inc. (Canada)*	15	410
Dolby Laboratories, Inc., Class A	1,247	90,245
Dropbox, Inc., Class A*	925	27,944
EPAM Systems, Inc.*	310	46,745
EverCommerce, Inc.*	15	167
Fastly, Inc., Class A*	194	1,659
Fortinet, Inc.*	1,046	87,948
Gartner, Inc.*	921	242,103
Gen Digital, Inc.	4,293	121,878
GoDaddy, Inc., Class A*	776	106,180
Guidewire Software, Inc.*	1,931	443,860
I3 Verticals, Inc., Class A*	1,159	37,621
Intuit, Inc.	716	488,963
LiveRamp Holdings, Inc.*	3,242	87,988
Meridianlink, Inc.*	56	1,116
Microsoft Corp.	5,488	2,842,510
MongoDB, Inc.*	350	108,633
Okta, Inc.*	6,850	628,145

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	3,324	$ 934,842
Palo Alto Networks, Inc.*	3,311	674,186
Porch Group, Inc.*	2,395	40,188
PTC, Inc.*	5,930	1,203,909
Q2 Holdings, Inc.*	2,254	163,167
Qualys, Inc.*	526	69,605
RingCentral, Inc., Class A*	11,562	327,667
Roper Technologies, Inc.	298	148,610
Salesforce, Inc.	308	72,996
ServiceNow, Inc.*	1,338	1,231,335
Snowflake, Inc., Class A*	752	169,614
SoundHound AI, Inc., Class A*	73,580	1,183,166
Sprinklr, Inc., Class A*	4,074	31,451
Teradata Corp.*	3,542	76,188
Tyler Technologies, Inc.*	1,013	529,961
VeriSign, Inc.	845	236,237
Yext, Inc.*	7,129	60,739
Zoom Communications, Inc.*	4,419	364,567
		14,123,311
Technology Hardware & Equipment — 2.5%
Amphenol Corp., Class A	468	57,915
Apple, Inc.	2,861	728,496
Badger Meter, Inc.	460	82,147
CDW Corp.	56	8,920
Ciena Corp.*	1,154	168,103
Cisco Systems, Inc.	13,410	917,512
CommScope Holding Co., Inc.*	52,016	805,208
CompoSecure, Inc., Class A*	1,495	31,126
Corning, Inc.	652	53,484
Corsair Gaming, Inc.*	860	7,671
CTS Corp.	41	1,637
Daktronics, Inc.*	98	2,050
Dell Technologies, Inc., Class C	3,710	525,967
Diebold Nixdorf, Inc.*	345	19,675
ePlus, Inc.	1,102	78,253
Extreme Networks, Inc.*	1,891	39,049
F5, Inc.*	915	295,719
HP, Inc.	8,877	241,721
Itron, Inc.*	448	55,803
Jabil, Inc.	2,122	460,835
Keysight Technologies, Inc.*	1,252	219,000
Kimball Electronics, Inc.*	30	896
Knowles Corp.*	1,854	43,217
Littelfuse, Inc.	90	23,311
NetApp, Inc.	3,566	422,428
NetScout Systems, Inc.*	2,541	65,634
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
nLight, Inc.*	6,681	$ 197,958
Novanta, Inc. (Canada)*	40	4,006
Ouster, Inc.*	6,196	167,602
Plexus Corp.*	4	579
Rogers Corp.*	730	58,736
Sanmina Corp.*	3,980	458,138
ScanSource, Inc.*	1,358	59,738
Seagate Technology Holdings PLC (Ireland)	25	5,901
Super Micro Computer, Inc.*	5,730	274,696
TE Connectivity PLC (Ireland)	530	116,351
Viasat, Inc.*	5,790	169,647
Western Digital Corp.	20,026	2,404,322
Zebra Technologies Corp., Class A*	1,077	320,041
		9,593,492
Telecommunication Services — 0.4%
AT&T, Inc.	11,425	322,642
BCE, Inc. (Canada)	1,420	33,214
IDT Corp., Class B	886	46,346
Iridium Communications, Inc.	7,408	129,344
Rogers Communications, Inc., Class B (Canada)	3,204	110,442
TELUS Corp. (Canada)	7,287	114,916
T-Mobile US, Inc.	1,919	459,370
Verizon Communications, Inc.	8,881	390,320
		1,606,594
Transportation — 0.6%
Allegiant Travel Co.*	1,868	113,518
Canadian National Railway Co. (Canada)	180	16,974
CH Robinson Worldwide, Inc.	1,082	143,257
CSX Corp.	594	21,093
Delta Air Lines, Inc.	1,801	102,207
FedEx Corp.	769	181,338
JB Hunt Transport Services, Inc.	2,348	315,031
Landstar System, Inc.	691	84,689
Norfolk Southern Corp.	1,009	303,114
Ryder System, Inc.	605	114,127
Sun Country Airlines Holdings, Inc.*	15,140	178,803
Uber Technologies, Inc.*	5,670	555,490
Union Pacific Corp.	92	21,746
United Parcel Service, Inc., Class B	4,378	365,694
		2,517,081

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.7%
Algonquin Power & Utilities Corp. (Canada)	11,919	$ 64,005
American Water Works Co., Inc.	130	18,095
Atmos Energy Corp.	7	1,195
Brookfield Infrastructure Corp., Class A (Canada)	2,883	118,549
CenterPoint Energy, Inc.	1,131	43,883
Consolidated Edison, Inc.	2,804	281,858
Constellation Energy Corp.	1,000	329,070
DTE Energy Co.	343	48,510
Duke Energy Corp.	503	62,246
Evergy, Inc.	93	7,070
Eversource Energy	3,310	235,473
Hallador Energy Co.*	4,928	96,441
MDU Resources Group, Inc.	11,107	197,816
MGE Energy, Inc.	783	65,913
National Fuel Gas Co.	3,948	364,677
ReNew Energy Global PLC, Class A (United Kingdom)*	1,524	11,735
Vistra Corp.	4,547	890,848
		2,837,384
TOTAL COMMON STOCKS (Cost $107,793,012)		121,018,994
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 44.4%
Gotham 1000 Value ETF(a)(b)	3,390,000	86,446,695
Gotham Enhanced 500 ETF(a)(b)	2,398,000	87,806,367
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $129,815,780)		174,253,062
EXCHANGE TRADED FUNDS — 0.5%
SPDR S&P 500 ETF Trust	2,828	1,883,957
TOTAL EXCHANGE TRADED FUNDS (Cost $1,853,402)		1,883,957
	Number of Shares	Value
SHORT-TERM INVESTMENT — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(c)	22,520,644	$ 22,520,644
TOTAL SHORT-TERM INVESTMENT (Cost $22,520,644)		22,520,644

TOTAL INVESTMENTS - 81.4% (Cost $261,982,838)		319,676,657
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.6%		73,105,042
NET ASSETS - 100.0%		$392,781,699

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(c)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
The portfolio matures between November 3, 2025 and July 23, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	2,729	$44,332	$65,714	$21,995
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	2,492	121,933	214,860	94,565
Dana, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,721	304,366	375,169	77,143
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/22/30	382	42,452	59,546	18,065
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	105,946	1,097,049	1,267,114	234,593
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,639	56,504	76,803	21,411
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	19,790	969,169	1,206,596	266,232
Phinia, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,896	84,760	108,982	27,184
Solid Power, Inc.	USFF +0.250%	Weekly	MS	01/22/30	57,739	240,155	200,354	(38,321)
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,457	150,034	151,076	2,780
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,803	485,528	695,548	218,017
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	380	12,778	12,567	(16)
					222,974	3,609,060	4,434,329	943,648
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	42	5,347	6,518	1,448
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	10,317	689,063	757,371	80,977
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,188	217,565	226,789	13,012
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	4,565	628,550	809,603	193,809
Allient, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,468	66,770	65,693	(165)
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,073	276,585	260,836	(11,227)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,811	840,054	904,468	80,964
API Group Corp.	USFF +0.250%	Weekly	MS	07/23/30	13,048	449,145	448,460	5,275
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,293	634,136	645,461	20,022
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	27,557	217,741	224,590	9,721
Astronics Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,041	125,474	229,920	110,391
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	72	1,867	1,886	70
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,764	192,686	192,505	2,391
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,531	94,969	104,659	11,281
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	4,865	896,776	895,841	11,479
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	97	39,402	44,354	7,659
DNOW, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,762	252,949	270,871	21,290
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	200	127,408	129,908	4,210
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/22/30	3,838	520,347	503,469	(12,109)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,574	496,692	543,397	53,294
Federal Signal Corp.	USFF +0.250%	Weekly	MS	07/23/30	151	17,968	17,967	264
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,748	1,963,077	1,964,626	33,905
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,477	181,396	184,768	6,479
Fortive Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,197	385,264	352,581	(27,099)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,069	$787,002	$1,272,228	$496,182
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,135	485,404	692,199	213,234
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,844	2,325,008	2,674,804	387,181
General Electric Co.	USFF +0.250%	Weekly	MS	07/08/27	2,208	600,798	664,211	73,120
Graco, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,127	346,529	350,630	9,147
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,231	215,131	244,629	32,953
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	581	37,334	44,243	9,425
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	37,190	530,773	562,313	38,566
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,205	38,544	62,817	24,959
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,158	961,464	875,259	(67,860)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,879	231,731	368,716	141,054
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	132	56,390	56,801	1,182
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,873	138,747	154,747	20,636
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,868	18,775	18,437	(63)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	13,454	1,131,409	1,479,267	378,491
Kadant, Inc.	USFF +0.250%	Weekly	MS	07/23/30	787	247,439	234,195	(9,948)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,160	330,306	354,276	28,360
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	684	93,744	96,143	3,820
Loar Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,160	80,032	92,800	14,254
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,717	551,555	984,296	440,054
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	72,763	199,508	280,138	83,947
MRC Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,574	86,164	109,217	24,218
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	21,484	494,013	548,272	66,080
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,958	536,952	615,353	87,105
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,067	218,381	448,897	233,428
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,656	370,716	375,829	11,193
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	615	355,881	374,732	26,876
NuScale Power Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,549	90,402	235,764	146,583
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,829	522,919	532,945	18,672
Owens Corning	USFF +0.250%	Weekly	MS	01/22/30	8,991	1,329,674	1,271,867	(39,637)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	5,301	543,399	587,139	52,289
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	9,765	19,508	10,050
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,865	$392,631	$942,770	$556,505
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	410	155,841	160,019	6,263
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,099	874,160	874,841	9,838
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,889	307,323	427,007	124,505
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,499	741,198	991,668	262,448
Rocket Lab Corp.	USFF +0.250%	Weekly	MS	07/16/29	21,486	204,942	1,029,394	877,710
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,871	961,764	1,003,501	56,515
RTX Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,503	548,641	586,157	47,013
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	24,551	577,185	750,033	184,720
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	1,180	154,648	151,984	(595)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,354	380,654	469,202	108,028
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,165	156,075	217,599	63,612
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,271	205,701	243,133	45,205
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	521	56,081	56,164	913
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	324	36,844	110,056	73,725
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,934	193,472	247,894	61,100
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	877	67,117	66,827	623
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	527	213,154	222,373	13,733
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	20,409	721,459	1,338,626	626,725
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	414	358,827	395,229	41,895
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,344	210,288	252,343	44,875
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,277	356,322	495,131	149,579
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,261	59,834	62,697	3,680
VSE Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,059	504,879	508,528	10,346
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	278	56,074	77,640	22,649
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,790	350,977	358,841	10,371
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,763	69,539	58,327	(10,111)
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,122	45,653	62,260	18,789
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	577	$565,883	$549,858	$(1,396)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,646	138,659	218,501	82,593
					517,258	32,952,945	39,397,816	7,064,748
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	39,102	943,450	936,493	5,533
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/26	7,156	1,967,494	2,100,286	211,350
Barrett Business Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	320	14,328	14,182	71
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,554	571,532	555,122	(9,389)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,006	688,613	715,939	41,280
Cintas Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,323	266,735	271,559	8,662
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/22/30	355	79,633	82,438	3,884
Copart, Inc.	USFF +0.250%	Weekly	MS	01/22/30	39,143	1,853,387	1,760,261	(68,614)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,205	520,877	528,238	18,139
Deluxe Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,845	55,300	55,079	662
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,956	138,072	128,171	(8,050)
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,294	166,773	159,387	(4,824)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	25,327	1,236,368	1,199,993	(19,885)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,794	245,285	282,643	40,871
HNI Corp.	USFF +0.250%	Weekly	MS	01/05/26	2,136	94,146	100,072	7,684
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	756	99,899	110,958	13,517
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	152	14,129	14,106	190
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,336	389,598	499,933	120,345
KBR, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,218	486,231	483,209	4,973
Korn Ferry	USFF +0.250%	Weekly	MS	01/22/30	3,136	192,622	219,457	32,429
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,648	260,623	311,406	55,251
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	210	5,161	5,099	32
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,272	35,820	36,608	1,288
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/22/30	569	127,548	118,432	(7,191)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,220	375,263	353,579	(16,700)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	63,732	613,269	727,182	130,105
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	39,922	420,245	518,188	103,521
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,242	477,611	514,494	48,288
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,502	$139,628	$146,967	$9,797
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,282	471,096	443,353	(21,467)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,005	319,479	311,437	(3,795)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,400	242,227	234,066	(4,015)
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	85,927	1,218,467	1,595,664	393,321
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,997	555,479	639,340	96,457
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,075	547,085	521,883	(19,277)
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	869	150,840	152,770	3,975
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,162	638,945	595,804	(34,674)
					411,148	16,623,258	17,443,798	1,133,744
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	25,128	926,405	1,542,859	636,011
A-Mark Precious Metals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	502	13,428	12,987	(237)
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,450	4,244,769	4,490,207	301,542
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/26	676	44,245	51,119	17,162
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	3,006	102,959	176,332	76,168
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,389	335,948	241,804	(105,811)
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	799	343,468	490,970	157,884
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/26	4,354	270,311	395,996	147,769
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,797	870,398	1,051,496	194,122
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	3,172	84,337	90,085	6,889
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/23/30	18,289	466,492	427,048	(33,255)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	118	47,931	47,812	542
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	60,274	953,315	926,411	(8,690)
LKQ Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,728	52,540	52,773	953
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,584	1,508,480	1,654,625	181,505
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	64,430	863,011	1,155,230	319,417
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,796	185,257	193,627	11,522
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	50,124	153,202	193,980	43,037
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,865	172,818	307,122	136,614
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	3,098	164,120	297,160	137,218
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,374	107,477	104,548	(1,386)
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	35,007	274,391	330,816	60,076
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	5,925	$740,855	$856,400	$135,543
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/22/30	239	84,087	130,673	47,724
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,175	705,676	798,230	101,790
Valvoline, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,977	107,447	106,904	903
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/16/29	183	23,393	35,767	13,203
					352,459	13,846,760	16,162,981	2,578,215
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,570	56,199	89,308	33,878
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,012	127,547	122,289	(3,293)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,492	143,961	151,244	9,211
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,930	460,555	496,547	42,685
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,660	83,405	129,559	47,727
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,521	490,531	646,318	188,315
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,728	63,479	59,305	(3,353)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	43,054	386,048	382,320	5,475
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	4,576	334,915	319,084	(10,884)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	30	237,062	241,040	7,136
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	89,457	462,296	805,113	356,046
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,362	267,405	427,069	168,525
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,615	137,709	199,317	63,454
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,567	433,505	630,296	208,945
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,156	871,542	842,694	(17,308)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,615	116,699	154,076	40,903
					203,345	4,672,858	5,695,579	1,137,462
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/22/30	25,321	210,451	220,546	15,205
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/16/29	690	57,781	106,571	49,579
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,221	436,852	373,107	(57,947)
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	238	1,143,402	1,285,026	165,690
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,755	190,638	190,540	2,447
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,312	1,111,365	926,284	(170,372)
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,321	111,198	116,775	7,159
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/22/30	40,147	1,123,599	1,160,650	51,921
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	4,667	$261,405	$255,005	$(3,069)
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	07/23/30	17,931	710,105	702,716	2,018
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,174	965,521	889,970	(63,428)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,702	365,335	323,993	(39,547)
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	397	172,674	171,389	1,516
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	870	231,466	225,713	(2,669)
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,410	166,345	204,516	40,395
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	784	10,238	10,035	(41)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,585	690,529	673,237	(7,408)
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/23/30	710	71,524	75,146	4,729
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,792	290,109	289,810	3,469
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,640	47,397	59,335	12,591
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	07/23/30	1,160	366,361	375,353	14,731
Rush Street Interactive, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18,622	189,802	381,379	198,279
Stride, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,481	218,052	220,580	5,435
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,428	357,367	363,156	10,536
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,123	581,032	534,317	(38,916)
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,923	157,308	153,648	(1,016)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	1,844	151,944	236,530	87,523
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,918	530,814	595,536	85,480
					176,166	10,920,614	11,120,863	374,290
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/23/30	882	483,599	498,612	21,429
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	972	886,602	899,712	39,342
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	11,174	1,032,536	1,154,833	142,713
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,936	2,019,586	2,164,470	169,426
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	32	825	839	51
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	11,527	741,349	777,035	51,761
Maplebear, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,146	249,297	225,927	(20,050)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,832	$75,342	$73,280	$(1,828)
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,118	441,523	339,238	(96,425)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/23/30	708	56,680	58,297	3,094
Target Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,280	761,652	742,716	(1,651)
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,617	307,384	474,652	171,355
					80,224	7,056,375	7,409,611	479,217
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/22/30	49,666	888,360	965,507	91,030
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/22/30	68,008	2,237,279	2,282,348	70,268
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	87,881	2,037,494	2,133,751	123,200
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	14,425	602,834	702,786	116,068
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	100,241	200,556	234,564	40,084
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	18,341	1,285,986	5,686,994	4,418,023
Chevron Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,056	1,924,666	2,027,466	170,974
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,059	107,834	221,032	114,651
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/22/30	27,020	302,774	322,889	28,312
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,110	52,880	56,011	3,451
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/12/29	18,197	2,105,800	2,040,248	(11,792)
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,857	362,343	409,768	67,156
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,407	903,038	947,889	64,828
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	100	2,517	2,520	118
Green Plains, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,395	77,184	65,002	(11,615)
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,523	774,667	818,573	54,181
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	36,595	801,205	900,237	116,477
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/23/30	28,441	1,250,495	1,488,602	269,067
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/12/29	24,547	650,085	694,926	76,116
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,728	403,271	433,584	35,778
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	30,951	655,192	738,800	99,897
NOV, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,621	66,834	74,478	12,264
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,727	111,647	107,366	(2,897)
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,194	250,710	270,782	23,656
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/23/30	585	19,952	20,106	444
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	28,470	$1,297,156	$1,549,053	$310,534
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	14,349	388,832	566,068	185,239
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,715	519,911	624,761	111,745
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	423,801	1,176,611	1,322,259	161,218
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	4,985	232,353	243,118	13,862
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,848	516,523	655,160	145,488
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,084	207,703	209,780	7,787
					1,089,927	22,414,692	28,816,428	6,905,612
Exchange Traded Funds
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	07/23/30	3,955	2,589,630	2,634,742	84,671
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,440	54,633	105,235	51,350
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	11/03/25	2,916	783,653	1,465,990	692,717
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	215,686	94,161
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,602	345,019	392,891	56,446
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,372	1,985,029	1,991,841	46,746
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,179	695,508	627,683	(59,697)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,947	290,320	258,776	(28,156)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,498	582,500	429,162	(144,554)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,888	1,446,919	1,274,860	(152,917)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	225,217	45,205
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,698	1,102,345	1,221,110	139,592
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,129	1,016,597	1,032,614	38,158
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,348	529,918	498,618	(23,636)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	636	331,920	361,763	37,029
Moody's Corp.	USFF +0.250%	Weekly	MS	07/23/30	522	253,791	248,723	(1,678)
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/22/30	820	230,724	190,248	(37,369)
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,476	619,595	661,252	53,800
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	12,047	390,557	368,638	(16,733)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,566	1,236,591	1,312,096	91,868
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/22/30	44,950	840,017	732,685	(96,208)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,026	494,710	499,364	12,886
Sezzle, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,209	507,997	1,050,512	549,252
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	252,700	33,602
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	9,305	$395,542	$339,726	$(51,214)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,377	1,503,304	1,494,220	15,377
					180,335	16,246,948	17,251,610	1,346,027
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	32,015	1,806,879	2,114,911	504,126
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	4,048	247,346	241,828	(2,156)
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	624	135,235	131,926	(1,496)
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,329	1,409,012	1,348,359	(7,057)
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/22/30	20,866	672,891	658,948	8,506
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,461	878,246	946,343	83,387
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/26	23,818	1,605,294	1,579,610	44,295
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	07/23/30	717	81,195	84,004	4,158
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/22/30	31,968	706,071	585,334	(100,166)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,524	649,137	474,577	(159,233)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	6,580	215,248	228,458	18,388
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/16/29	11,166	612,367	562,990	(33,267)
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/23/30	216	20,840	20,755	217
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	5,572	423,156	457,015	71,689
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	49,517	1,458,923	1,263,179	(153,184)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	25,360	709,145	660,374	(29,353)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	3,676	200,646	166,339	(22,791)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,423	379,498	432,332	63,948
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,481	59,937	54,679	(4,440)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,155	866,741	864,408	28,593
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,697	436,249	437,453	7,230
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,363	192,405	177,661	19,868
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	6,106	160,611	151,551	(6,911)
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,315	20,709	19,426	(983)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	12,368	691,981	671,582	(2,863)
					293,365	14,639,762	14,334,042	330,505
Health Care Equipment & Services
AdaptHealth Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,127	101,806	99,587	(847)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,584	$1,023,996	$949,668	$(60,773)
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,328	134,158	141,870	9,510
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	42,560	1,275,976	969,091	(276,712)
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/22/30	3,614	669,131	676,432	20,103
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/22/30	15,769	1,537,227	1,539,527	20,487
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,127	317,230	333,854	21,365
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,390	536,965	746,947	225,388
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/16/29	1,820	503,785	524,615	34,289
CONMED Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,981	472,460	422,376	(41,773)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	3,006	295,132	232,725	(58,482)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,311	432,346	626,566	210,730
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,713	1,006,040	876,625	(104,601)
Embecta Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,950	113,321	112,175	914
Encompass Health Corp.	USFF +0.250%	Weekly	MS	07/23/30	720	77,492	91,454	16,340
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,161	127,811	166,240	40,263
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,267	314,113	320,452	10,515
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,769	155,238	158,581	5,173
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,674	574,050	713,459	148,493
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,915	653,217	655,335	8,557
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,888	851,167	869,811	29,778
Humana, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,718	977,517	967,312	5,408
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,699	735,306	683,652	(41,914)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	922	591,443	589,057	5,454
Insulet Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,006	620,561	619,312	6,976
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,712	779,493	810,417	41,248
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	772	70,110	67,558	(1,580)
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/16/29	3,326	133,311	174,216	42,693
McKesson Corp.	USFF +0.250%	Weekly	MS	07/16/29	60	30,826	46,352	16,137
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	6,659	602,350	634,203	44,565
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,532	209,494	210,738	4,039
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,707	336,597	326,652	(5,472)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	22,893	309,179	383,458	78,390
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,013	$498,633	$509,933	$17,914
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,600	112,134	139,440	28,814
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,714	208,291	209,045	3,532
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,643	276,142	313,123	41,806
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,086	858,271	844,731	(2,542)
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,727	57,864	47,855	(10,269)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	2,878	190,054	210,094	22,551
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	1,362	308,677	337,013	33,299
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,044	125,377	117,137	(6,558)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,779	375,988	355,088	(15,906)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	1,457	235,227	297,869	74,023
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,025	279,233	305,358	32,527
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	28,149	1,082,794	1,067,410	(1,053)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	239	23,465	23,542	463
					281,396	21,200,998	21,517,955	673,262
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,145	95,324	92,872	(1,166)
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,146	185,473	188,054	5,055
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	8,530	1,042,170	1,051,749	28,911
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	11,591	948,809	926,585	8,683
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/22/30	79,540	1,564,608	1,290,934	(249,962)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,087	899,419	881,198	37,300
Oil-Dri Corp. of America	USFF +0.250%	Weekly	MS	07/23/30	5	305	305	31
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	91	121	119	26
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,748	610,255	575,880	(16,322)
					115,883	5,346,484	5,007,696	(187,444)
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/22/30	8,652	1,463,320	1,403,095	(37,137)
Ball Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,910	149,514	146,722	(547)
Cabot Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,902	146,172	144,647	433
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,446	$589,757	$600,591	$18,625
Century Aluminum Co.	USFF +0.250%	Weekly	MS	07/23/30	7,163	157,119	210,306	59,582
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,490	903,786	1,030,653	149,782
Coeur Mining, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,774	69,138	70,800	2,602
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,574	250,466	241,421	(5,593)
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,752	655,094	659,528	14,068
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,605	337,874	348,207	15,081
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,762	692,668	916,260	244,427
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,166	571,028	593,181	30,984
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,091	344,760	455,350	118,769
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	45,028	197,034	403,451	209,046
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,897	810,303	819,580	21,663
Gold Royalty Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,767	6,882	6,821	56
HB Fuller Co.	USFF +0.250%	Weekly	MS	07/23/30	1,853	106,436	109,846	4,611
Hecla Mining Co.	USFF +0.250%	Weekly	MS	07/23/30	11,904	86,269	144,038	73,904
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,785	34,577	57,381	28,181
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,382	381,511	462,603	86,159
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18,275	1,204,071	1,124,644	(60,302)
James Hardie Industries PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	25,711	507,409	493,908	(6,771)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	3,668	49,964	91,150	42,059
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/26	1,940	788,408	921,500	166,090
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	3,138	166,575	153,888	(10,461)
New Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/16/29	135,481	357,732	972,754	619,774
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	256	129,378	212,022	86,415
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	16,648	749,982	1,403,593	673,869
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	603	5,229	5,306	173
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	5,492	314,097	322,435	15,253
Olin Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,427	116,168	135,621	21,614
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/23/30	2,989	581,347	651,393	82,998
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	25,868	$648,457	$1,001,868	$369,699
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,079	153,434	179,543	32,139
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/22/30	850	67,655	103,156	37,678
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,382	32,571	33,748	1,635
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,482	135,388	118,173	(12,239)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	861	78,752	113,265	36,284
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/22/30	698	186,573	214,719	31,086
					458,751	14,226,898	17,077,167	3,161,689
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/26	14,538	2,598,556	3,534,188	983,840
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	14,254	80,696	86,807	7,200
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/23/30	619	99,267	109,594	11,665
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,808	370,843	439,612	75,590
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	231	60,075	63,549	(3,404)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,368	516,917	570,711	63,886
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	74,657	2,520,495	2,345,723	(105,190)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,557	189,849	314,047	159,683
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	16,664	366,981	381,106	18,999
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,216	385,109	518,101	144,902
IAC, Inc.	USFF +0.250%	Weekly	MS	01/22/30	23,393	816,944	797,000	(9,125)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/26	21,707	504,895	605,842	127,575
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	1,443	57,416	58,398	2,114
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,840	136,255	173,722	40,418
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,129	263,013	251,796	(7,716)
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	239	2,795	2,720	(12)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	6,787	3,975,141	4,984,237	1,076,239
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,159	1,242,345	1,389,548	163,642
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	01/22/30	2,027	113,015	116,350	4,915
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/26	10,563	286,527	324,390	44,109
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	577	88,720	114,096	28,539
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,261	$544,884	$591,989	$65,441
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/23/30	9,315	135,838	176,240	42,688
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,256	80,307	81,310	2,091
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,211	241,694	278,518	40,043
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,956	273,384	270,945	1,199
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/12/29	2	1,017	1,396	419
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,415	130,679	150,747	24,529
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,826	30,350	29,691	(231)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	24,790	2,577,534	2,838,455	301,897
Webtoon Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,427	25,118	27,698	2,939
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,438	623,899	544,066	(73,531)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,309	137,255	164,173	28,803
					323,982	19,477,813	22,336,765	3,264,156
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,712	212,815	207,254	(2,722)
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	32,063	380,226	479,662	104,487
Alkermes PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	6,488	173,631	194,640	26,267
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,984	53,362	69,910	17,279
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,443	134,149	132,179	(172)
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,350	132,080	150,032	19,723
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	860	9,594	9,503	62
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	15,037	447,087	431,863	(9,282)
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	74,714	687,890	567,079	(111,697)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,048	679,743	707,124	36,387
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,856	168,921	200,407	33,786
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	25,209	1,432,981	1,365,319	(48,704)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,983	$555,330	$556,013	$8,047
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	33,460	1,509,845	1,509,046	37,030
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,970	381,659	354,009	(24,820)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,256	537,943	665,894	135,058
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	234	8,084	8,188	237
Danaher Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,378	463,096	471,462	15,327
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,049	117,252	282,947	167,271
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,584	730,759	730,824	21,954
GRAIL, Inc.	USFF +0.250%	Weekly	MS	07/23/30	806	39,215	47,659	8,989
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,544	259,843	235,473	(20,911)
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,898	477,210	465,163	(5,990)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	265	21,864	22,475	1,205
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,425	319,362	318,006	2,890
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,545	763,341	863,277	110,047
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/30	8,268	1,416,015	1,533,053	145,168
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,978	315,681	350,383	38,899
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	27,690	2,430,721	2,324,022	(21,086)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3	3,652	3,683	106
Niagen Bioscience, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,468	63,215	60,346	(2,007)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	92,294	2,169,116	2,351,651	243,448
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,966	151,110	122,678	(27,027)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,700	1,401,641	1,518,129	137,074
Rezolute, Inc.	USFF +0.250%	Weekly	MS	07/23/30	108	852	1,015	201
SIGA Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	418	3,790	3,825	111
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	514	16,027	24,564	8,775
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Syndax Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,658	$117,702	$117,818	$1,622
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	692	9,649	10,103	608
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	07/23/30	573	269,914	277,916	11,974
Waters Corp.	USFF +0.250%	Weekly	MS	01/22/30	774	229,034	232,053	6,071
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,236	766,186	766,132	10,497
					464,501	20,061,587	20,742,779	1,076,182
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,514	2,182,031	3,157,170	1,003,993
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,186	435,566	414,231	(15,554)
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,937	2,314,300	2,441,521	168,197
Astera Labs, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,110	391,448	413,138	26,888
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/26	18,030	4,360,621	5,948,277	1,701,026
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	8,291	1,061,890	1,207,253	152,882
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	18,793	1,783,171	2,516,383	761,682
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,428	287,115	284,366	1,111
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,487	3,001,437	4,264,485	1,337,687
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,686	1,113,860	1,552,199	461,655
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	25,254	3,179,628	4,711,891	1,575,608
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/23/30	4,115	919,608	937,109	32,670
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,103	445,064	448,869	9,711
Penguin Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,857	283,820	311,602	31,558
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,430	367,843	298,760	(62,933)
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/23/30	813	70,378	74,048	5,437
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,918	3,129,874	3,646,278	642,620
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2	81	208	155
Rigetti Computing, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,754	217,137	230,992	16,750
Semtech Corp.	USFF +0.250%	Weekly	MS	01/22/30	18,657	711,387	1,333,043	634,247
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,710	$211,953	$224,232	$15,490
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,887	861,281	992,041	159,592
					243,962	27,329,493	35,408,096	8,660,472
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,636	80,014	84,143	5,218
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	9,188	2,514,797	2,265,761	(246,461)
ACI Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,780	136,613	146,701	11,919
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,010	3,959,290	3,883,778	(31,917)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,737	302,016	304,520	6,429
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/22/30	6,836	598,184	560,894	(24,965)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,767	156,730	145,727	(8,918)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	667	433,153	479,266	61,699
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,068	360,823	334,670	(21,359)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,913	361,251	328,914	(28,135)
BILL Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,834	94,907	97,147	3,521
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,597	229,352	231,323	5,028
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	112,198	502,298	547,526	51,891
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	53	18,529	18,617	359
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	199	17,682	17,737	315
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	8,420	589,647	564,729	(15,579)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	6,142	2,332,637	3,011,914	710,120
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/23/30	868	83,188	81,792	(271)
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	57	1,639	1,558	(33)
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,440	252,572	248,953	382
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	2,633	70,525	79,543	11,050
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,627	441,781	396,125	(39,793)
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	07/23/30	59	669	657	23
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	241	2,045	2,061	70
Fortinet, Inc.	USFF -0.250%	Weekly	MS	08/27/26	1,150	90,649	96,692	30,749
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,898	1,097,427	761,797	(330,685)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	38,571	$1,073,358	$1,095,031	$54,954
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,013	658,882	549,099	(101,052)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,421	1,223,123	1,246,071	39,133
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	3,468	107,789	112,571	6,233
Intuit, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,458	1,030,992	995,683	(21,657)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,923	433,861	405,010	(23,203)
Meridianlink, Inc.	USFF +0.250%	Weekly	MS	07/23/30	50	997	997	40
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/26	6,055	2,579,572	3,136,187	628,304
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/22/30	830	224,132	257,615	36,072
Okta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,072	1,190,498	1,198,702	21,299
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/26	12,570	2,181,375	3,535,187	1,419,327
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	12,819	906,739	2,338,442	1,443,708
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,156	1,247,151	1,457,105	230,633
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,916	85,613	110,170	28,749
Porch Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,902	47,658	48,696	1,693
PTC, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,814	994,901	977,338	(4,393)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,816	248,653	276,240	30,898
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	610	78,105	80,721	3,542
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	24,131	676,928	683,873	15,914
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	591	331,557	294,726	(32,035)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,330	1,500,469	1,500,210	26,746
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/26	2,525	2,116,635	2,323,707	235,062
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,077	248,047	242,917	(1,827)
SoundHound AI, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	88,165	1,340,355	1,417,693	93,782
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	18,291	143,271	141,207	(145)
Teradata Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,590	98,022	98,731	2,007
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2	139	200	89
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,312	723,390	686,386	(27,420)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,500	666,260	698,925	43,903
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,521	117,280	140,759	25,055
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,392	410,101	444,840	40,184
					526,909	37,414,271	41,187,584	4,366,252
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,321	191,203	224,755	37,143
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	10,339	$963,164	$1,279,451	$331,948
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/26	16,694	3,414,611	4,250,793	925,891
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,000	130,211	145,710	23,034
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/22/30	660	152,494	117,863	(34,926)
CDW Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,557	427,568	407,279	(11,785)
Ciena Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,023	1,073,472	1,168,710	114,589
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	21,646	1,399,569	1,481,019	102,855
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	96,679	710,353	1,496,591	795,648
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	19,803	245,490	412,298	170,078
Corning, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,554	195,071	209,505	17,037
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,853	42,511	43,289	1,366
CTS Corp.	USFF +0.250%	Weekly	MS	07/23/30	174	6,826	6,950	242
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	350	7,299	7,322	146
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	16,069	1,905,088	2,278,102	405,495
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,287	74,872	73,398	(459)
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,614	250,537	256,630	10,310
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,509	215,779	217,011	4,109
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,170	462,711	701,322	245,317
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/26	41,684	1,064,732	1,135,055	134,559
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,159	138,159	144,365	9,668
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,955	1,499,082	1,727,587	248,940
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,185	1,160,810	1,256,800	111,548
Kimball Electronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	97	2,868	2,896	93
Knowles Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,583	162,722	223,380	62,834
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	542	95,911	140,383	46,389
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/26	3,703	337,941	438,657	127,609
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,461	161,068	192,718	34,127
nLight, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,279	368,189	452,717	89,419
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	53	5,314	5,308	91
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,410	229,609	335,691	109,733
Plexus Corp.	USFF +0.250%	Weekly	MS	07/16/29	6	776	868	129
Rogers Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,539	158,386	204,288	48,386
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,046	590,883	580,845	(2,206)
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,482	63,170	65,193	2,867
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	11,097	850,175	2,619,558	1,806,966
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,664	631,830	846,812	223,355
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	715	$111,824	$156,964	$47,056
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,533	228,235	250,017	24,824
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	27,452	1,236,864	3,295,887	2,080,880
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,038	933,140	902,772	(18,014)
					404,985	21,900,517	29,756,759	8,327,291
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33,137	761,782	935,789	220,638
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	25,205	578,602	589,545	26,209
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/22/30	2,097	124,992	109,694	(13,496)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	23,531	495,372	410,851	(74,779)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,788	161,674	165,042	6,824
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	6,781	108,315	106,936	1,951
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,055	775,674	970,686	224,944
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	29,696	1,215,857	1,305,139	168,172
					129,290	4,222,268	4,593,682	560,463
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/22/30	6,658	344,772	404,607	66,057
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,650	251,793	249,895	1,374
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,929	289,139	292,671	7,369
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,089	111,507	144,184	34,755
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/30	10,643	344,583	377,933	43,351
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,520	747,027	880,760	150,676
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,386	156,568	169,910	16,297
FedEx Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,886	676,292	680,548	15,595
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,893	1,318,224	1,193,174	(102,841)
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,095	133,770	134,203	2,066
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,842	515,639	553,355	44,923
Ryder System, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,380	374,209	448,963	83,201
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,731	$229,923	$233,023	$6,164
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,429	427,652	629,849	207,873
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,005	443,863	473,922	40,884
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	11,450	1,177,461	956,419	(174,917)
					98,586	7,542,422	7,823,416	442,827
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	109,542	635,272	588,241	(32,560)
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,790	241,400	249,150	18,495
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	748	123,773	127,721	5,610
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/22/30	9,090	362,432	373,781	21,811
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,681	558,177	569,623	21,111
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,420	859,441	846,378	(1,018)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	11/03/25	7,040	1,443,223	2,316,653	908,864
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/23/30	2,461	338,177	348,059	16,246
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,864	352,051	354,420	8,139
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,995	529,220	607,780	96,935
Eversource Energy	USFF +0.250%	Weekly	MS	07/23/30	1,020	65,043	72,563	13,841
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/22/30	11,610	186,985	227,208	42,945
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	35,104	584,806	625,202	58,448
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,549	133,465	130,395	(654)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	6,902	568,264	637,538	88,727
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	1,969	15,204	15,161	185
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,678	488,346	720,594	241,210
					226,463	7,485,279	8,810,467	1,508,335

Total Reference Entity — Long						331,780,932	378,964,165	54,231,624
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,027)	$(537,267)	$(316,426)	$212,031
Gentherm, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,565)	(81,069)	(87,364)	(8,026)
Lear Corp.	USFF -0.250%	Weekly	MS	07/18/30	(12,990)	(1,319,593)	(1,306,924)	(24,759)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(19,391)	(775,432)	(918,746)	(171,325)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/18/30	(4,729)	(639,883)	(672,275)	(45,278)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,566)	(70,581)	(104,744)	(36,931)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,413)	(481,568)	(628,389)	(186,927)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,931)	(739,050)	(699,933)	11,417
					(77,612)	(4,644,443)	(4,734,801)	(249,798)
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,361)	(686,233)	(781,252)	(110,852)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,635)	(328,433)	(415,620)	(95,966)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(552)	(97,750)	(76,562)	18,630
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(495)	(140,208)	(155,871)	(18,465)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,117)	(323,378)	(272,736)	42,661
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(12,671)	(493,072)	(425,492)	55,987
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,088)	(332,455)	(272,915)	52,858
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,602)	(194,680)	(200,509)	(11,244)
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,497)	(477,303)	(515,124)	(48,930)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,224)	(328,684)	(330,541)	(8,463)
ATI, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,649)	(213,226)	(215,470)	(6,520)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,126)	(296,476)	(258,865)	28,922
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,166)	(94,837)	(97,665)	(5,137)
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,445)	(114,267)	(105,601)	6,374
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(9,581)	(895,718)	(740,803)	133,888
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,976)	(438,820)	(548,685)	(119,648)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,502)	(327,410)	(346,918)	(27,603)
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	07/18/30	(840)	(307,500)	(276,326)	24,465
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,258)	(2,462,571)	(2,508,855)	(95,949)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,823)	(362,838)	(364,873)	(9,344)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(163)	(128,767)	(134,504)	(8,310)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,476)	(944,504)	(843,799)	81,620
Cummins, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(299)	(127,199)	(126,289)	(57)
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	07/06/26	(205)	(109,690)	(111,303)	(3,785)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,132)	$(424,619)	$(491,997)	$(75,921)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/17/30	(6,837)	(2,502,842)	(2,558,747)	(108,877)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,534)	(23,122)	(23,654)	(972)
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(12,207)	(1,195,971)	(1,378,903)	(219,652)
Enovix Corp.	USFF -1.140%	Weekly	MS	07/18/30	(17,177)	(157,769)	(171,255)	(16,644)
Esab Corp.	USFF -0.250%	Weekly	MS	07/18/30	(9,979)	(1,132,115)	(1,115,053)	(5,757)
Eve Holding, Inc.	USFF -3.240%	Weekly	MS	07/18/30	(4,855)	(19,446)	(18,498)	582
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,966)	(97,617)	(168,585)	(72,910)
Fluence Energy, Inc.	USFF -1.090%	Weekly	MS	01/17/30	(61,501)	(456,171)	(664,211)	(217,219)
Fluor Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,840)	(644,338)	(498,109)	133,254
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,292)	(212,902)	(218,198)	(10,194)
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/18/30	(9,527)	(235,774)	(236,460)	(5,466)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,305)	(345,971)	(402,914)	(69,555)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,880)	(183,323)	(180,864)	(1,213)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,584)	(1,796,049)	(1,584,709)	170,342
Hexcel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,009)	(610,318)	(627,564)	(31,500)
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(559)	(20,698)	(20,605)	(381)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(386)	(123,110)	(153,493)	(32,840)
Intuitive Machines, Inc.	USFF -0.790%	Weekly	MS	07/18/30	(14,726)	(124,550)	(154,918)	(32,854)
ITT, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(639)	(115,636)	(114,228)	(895)
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,665)	(597,482)	(655,199)	(71,779)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,209)	(509,426)	(506,694)	(8,185)
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,626)	(201,175)	(210,020)	(12,878)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,587)	(282,135)	(251,249)	25,219
Lockheed Martin Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,657)	(1,710,690)	(1,825,611)	(160,201)
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,200)	(1,641,422)	(1,745,042)	(136,716)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,802)	(542,288)	(524,192)	7,179
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	07/18/30	(7,735)	(1,076,237)	(1,028,214)	27,550
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,901)	(585,018)	(602,451)	(32,501)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,392)	(303,501)	(310,242)	(15,750)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,796)	(367,765)	(267,279)	89,653
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(4,426)	(1,755,023)	(1,834,223)	(114,581)
QXO, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(78,712)	(1,604,594)	(1,500,251)	71,990
Redwire Corp.	USFF -4.540%	Weekly	MS	07/18/30	(81,676)	(763,737)	(734,267)	14,085
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(147,962)	(910,557)	(1,096,398)	(204,189)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,228)	$(608,728)	$(540,561)	$54,635
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(23,123)	(881,311)	(892,548)	(29,808)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,151)	(140,302)	(140,571)	(3,074)
Standex International Corp.	USFF -0.250%	Weekly	MS	01/17/30	(672)	(124,420)	(142,397)	(21,885)
Terex Corp.	USFF -0.250%	Weekly	MS	07/16/29	(16,223)	(851,769)	(832,240)	(6,100)
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(638)	(17,180)	(17,047)	(187)
Timken Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(11,206)	(858,547)	(842,467)	(6,621)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,146)	(135,972)	(83,887)	49,435
Trex Co., Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,557)	(330,324)	(235,460)	88,224
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,016)	(817,184)	(749,416)	48,235
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,349)	(648,331)	(545,401)	86,551
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(749)	(143,182)	(158,414)	(18,434)
					(789,090)	(39,056,660)	(39,181,284)	(1,003,673)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,516)	(999,937)	(946,198)	30,444
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(64,598)	(698,474)	(640,166)	44,240
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,046)	(67,851)	(26,230)	38,991
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,228)	(175,627)	(173,851)	(1,742)
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,466)	(203,446)	(193,844)	5,522
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,174)	(1,067,801)	(1,084,348)	(38,854)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,534)	(1,344,872)	(1,284,106)	33,654
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,255)	(647,039)	(437,185)	196,824
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,337)	(131,066)	(222,054)	(95,356)
Clarivate PLC (Jersey)	USFF -0.264%	Weekly	MS	07/11/28	(191,291)	(1,035,897)	(732,645)	282,282
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,765)	(162,195)	(127,605)	32,904
CRA International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(877)	(182,360)	(182,881)	(4,174)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(33,464)	(2,303,258)	(2,305,335)	(48,528)
Enviri Corp.	USFF -0.250%	Weekly	MS	07/18/30	(12,798)	(145,692)	(162,407)	(19,628)
First Advantage Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,379)	(78,791)	(82,783)	(5,555)
Innodata, Inc.	USFF -1.090%	Weekly	MS	07/18/30	(5,635)	(363,797)	(434,289)	(77,807)
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,592)	(1,367,574)	(1,013,126)	301,880
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,210)	(758,487)	(652,259)	91,867
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,686)	(1,343,105)	(1,524,600)	(212,645)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,025)	$(242,607)	$(177,844)	$53,352
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,038)	(111,822)	(83,423)	26,632
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,520)	(603,700)	(605,686)	(15,422)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/17/30	(14,696)	(1,123,814)	(1,218,592)	(117,430)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(1,560)	(182,363)	(169,042)	11,473
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/16/29	(11,834)	(1,215,610)	(1,175,945)	15,162
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(28,596)	(473,914)	(491,851)	(27,474)
TaskUS, Inc., Class A	USFF -0.840%	Weekly	MS	07/18/30	(538)	(9,555)	(9,603)	(214)
TELUS International CDA, Inc. (Canada)	USFF -0.690%	Weekly	MS	07/18/30	(3,409)	(15,288)	(15,272)	(266)
TransUnion	USFF -0.250%	Weekly	MS	01/17/30	(3,515)	(347,296)	(294,487)	56,900
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,075)	(196,913)	(138,797)	52,622
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,016)	(141,224)	(142,854)	(4,453)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,197)	(165,243)	(153,066)	8,992
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(72,772)	(622,197)	(329,657)	279,029
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/17/30	(11,136)	(832,680)	(849,343)	(34,278)
					(619,778)	(19,361,495)	(18,081,374)	858,944
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	07/18/30	(1,744)	(169,370)	(149,199)	21,612
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,117)	(384,353)	(406,012)	(30,708)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(66,080)	(1,223,967)	(1,130,629)	68,666
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,928)	(145,737)	(126,795)	16,028
AutoZone, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(240)	(1,005,320)	(1,029,658)	(44,598)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(721)	(210,803)	(183,495)	23,081
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(39,298)	(718,860)	(620,515)	79,567
Chewy, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(5,031)	(211,003)	(203,504)	3,528
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,856)	(819,869)	(856,880)	(66,038)
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(23,802)	(1,535,749)	(1,580,215)	(75,429)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(8,672)	(729,509)	(639,126)	76,960
Gap, Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(22,068)	(528,372)	(472,035)	51,790
Genuine Parts Co.	USFF -0.250%	Weekly	MS	01/17/30	(787)	(99,200)	(109,078)	(14,302)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(782)	$(338,169)	$(342,133)	$(12,076)
Guess?, Inc.	USFF -0.790%	Weekly	MS	07/18/30	(5,190)	(87,101)	(86,725)	(1,846)
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(598)	(200,195)	(188,968)	5,916
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,720)	(56,204)	(108,587)	(53,491)
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	(951)	(304,116)	(294,877)	1,884
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,051)	(252,000)	(213,521)	33,420
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,695)	(138,024)	(141,709)	(6,443)
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,956)	(365,355)	(353,410)	(1,234)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	07/06/26	(13,200)	(283,043)	(358,248)	(80,890)
Winmark Corp.	USFF -0.250%	Weekly	MS	07/18/30	(225)	(113,994)	(111,998)	(278)
					(243,712)	(9,920,313)	(9,707,317)	(4,881)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(4,378)	(340,678)	(343,629)	(10,567)
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,126)	(179,504)	(134,448)	37,807
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/16/29	(7,521)	(379,517)	(149,818)	222,067
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(156)	(90,399)	(90,594)	(1,993)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(47,814)	(278,586)	(319,876)	(47,807)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	07/18/30	(366)	(89,619)	(90,117)	(2,217)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(1,733)	(98,737)	(100,167)	(3,397)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,323)	(105,424)	(105,536)	(2,212)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(40,447)	(744,305)	(680,723)	50,359
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,320)	(760,851)	(814,774)	(71,565)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(60,889)	(332,418)	(319,058)	1,541
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,848)	(468,851)	(318,158)	133,256
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,921)	(137,577)	(161,998)	(35,119)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	07/18/30	(12,757)	(337,547)	(427,104)	(99,009)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,232)	(99,742)	(97,025)	(812)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(4,284)	(138,424)	(40,698)	107,685
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,206)	(143,609)	(142,878)	(2,140)
Under Armour, Inc., Class C	USFF -0.258%	Weekly	MS	07/18/30	(36,163)	(179,145)	(174,667)	890
VF Corp.	USFF -0.250%	Weekly	MS	01/17/30	(50,522)	(657,515)	(729,032)	(96,414)
Whirlpool Corp.	USFF -1.040%	Weekly	MS	07/11/28	(172)	(27,244)	(13,519)	11,127
					(293,178)	(5,589,692)	(5,253,819)	191,480
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	07/18/30	(42,154)	$(1,658,578)	$(1,618,714)	$6,213
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,192)	(158,046)	(58,737)	88,828
Brightstar Lottery PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/17/30	(38,532)	(615,848)	(664,677)	(99,724)
Cava Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,106)	(420,930)	(368,863)	43,599
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,529)	(247,331)	(193,555)	49,064
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,864)	(395,413)	(233,610)	153,850
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,498)	(335,698)	(320,198)	3,199
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(29,097)	(529,245)	(455,077)	63,515
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(456)	(139,921)	(115,824)	34,473
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(5,010)	(710,362)	(711,069)	(16,216)
Krispy Kreme, Inc.	USFF -1.028%	Weekly	MS	07/08/27	(26,420)	(288,457)	(102,245)	176,351
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(5,527)	(410,398)	(328,359)	73,784
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,355)	(820,727)	(701,319)	102,943
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,939)	(42,703)	(45,567)	(3,699)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(14,660)	(595,455)	(508,116)	75,350
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(17,437)	(410,719)	(429,473)	(27,015)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(14,533)	(288,349)	(307,228)	(25,839)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,372)	(203,521)	(239,970)	(41,660)
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(50,172)	(1,368,853)	(1,139,908)	201,349
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(49,359)	(580,033)	(393,885)	174,469
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,875)	(131,798)	(132,314)	(3,149)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,020)	(96,008)	(98,301)	(4,203)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(32,224)	(1,818,584)	(2,003,044)	(221,130)
Wendy's Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(4,512)	(91,370)	(41,330)	44,753
					(413,843)	(12,358,347)	(11,211,383)	849,105
Consumer Staples Distribution & Retail
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,553)	(192,862)	(137,276)	51,721
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(3,896)	$(255,458)	$(271,006)	$(21,527)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/16/29	(5,071)	(446,895)	(527,587)	(89,683)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(31)	(3,757)	(3,757)	(49)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,971)	(224,302)	(213,526)	5,300
					(20,522)	(1,123,274)	(1,153,152)	(54,238)
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(59,972)	(1,491,135)	(1,577,863)	(130,269)
Atlas Energy Solutions, Inc.	USFF -1.140%	Weekly	MS	01/12/29	(22,006)	(447,811)	(250,208)	165,299
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,702)	(90,145)	(97,488)	(9,216)
BW LPG Ltd. (Singapore)	USFF -2.190%	Weekly	MS	01/17/30	(17,876)	(220,930)	(255,269)	(45,108)
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(54,140)	(1,682,679)	(1,730,314)	(103,505)
ConocoPhillips	USFF -0.250%	Weekly	MS	07/18/30	(8,922)	(843,603)	(843,932)	(21,506)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(44,631)	(3,374,863)	(3,725,796)	(423,265)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,161)	(598,206)	(547,758)	33,182
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/26	(89,501)	(802,842)	(798,349)	(23,042)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,541)	(175,053)	(275,618)	(110,370)
Denison Mines Corp. (Canada)	USFF -0.263%	Weekly	MS	07/18/30	(449,787)	(952,897)	(1,236,914)	(303,219)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,201)	(2,527,143)	(2,461,463)	(4,003)
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	01/17/30	(18,306)	(491,996)	(545,519)	(75,785)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,651)	(271,824)	(299,722)	(39,153)
Energy Fuels, Inc. (Canada)	USFF -1.090%	Weekly	MS	07/16/29	(22,980)	(126,082)	(352,743)	(229,179)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,147)	(53,348)	(54,083)	(1,785)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(26,874)	(520,197)	(319,263)	193,300
Helix Energy Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(29,169)	(181,096)	(191,349)	(13,880)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(56,581)	(1,069,188)	(1,249,874)	(208,415)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,183)	(273,188)	(307,001)	(107,543)
Kosmos Energy Ltd.	USFF -0.281%	Weekly	MS	07/11/28	(201,248)	(838,449)	(334,072)	487,484
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,602)	(721,726)	(451,669)	246,872
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/18/30	(7,575)	$(1,244,002)	$(1,460,005)	$(246,456)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(9,096)	(459,155)	(408,683)	38,326
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	07/18/30	(9,188)	(231,399)	(261,031)	(34,623)
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(30,691)	(212,064)	(274,684)	(66,873)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(97,288)	(767,264)	(660,586)	91,222
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/16/29	(4,226)	(149,934)	(119,511)	18,972
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(15,398)	(49,547)	(48,350)	(507)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,411)	(110,199)	(113,920)	(7,008)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,538)	(1,591,187)	(1,352,718)	183,264
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(8,785)	(373,179)	(355,441)	(7,366)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/18/30	(103,891)	(1,432,181)	(1,329,805)	62,243
Phillips 66	USFF -0.250%	Weekly	MS	07/18/30	(8,089)	(986,965)	(1,100,266)	(140,799)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,762)	(72,159)	(35,433)	35,297
RPC, Inc.	USFF -0.258%	Weekly	MS	07/18/30	(3,954)	(18,910)	(18,821)	(266)
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	07/18/30	(20,865)	(489,658)	(364,303)	115,501
Seadrill Ltd. (Bermuda)	USFF -0.690%	Weekly	MS	01/17/30	(39,066)	(1,060,933)	(1,180,184)	(141,573)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(56,607)	(541,569)	(605,129)	(81,973)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(29,154)	(289,527)	(219,530)	41,128
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(37,976)	(1,017,653)	(948,261)	44,700
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(467)	(2,701)	(2,685)	(12)
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,248)	(70,698)	(21,079)	48,219
					(1,713,456)	(28,925,285)	(28,786,692)	(771,690)
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,646)	(1,155,761)	(1,058,466)	84,203
Chime Financial, Inc., Class A	USFF -1.740%	Weekly	MS	07/18/30	(14,484)	(336,118)	(292,142)	37,219
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(4,816)	(1,628,036)	(1,625,352)	(30,142)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,323)	(760,635)	(750,683)	(5,575)
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/17/30	(10,646)	(170,575)	(137,546)	29,613
					(45,915)	(4,051,125)	(3,864,189)	115,318
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(12,081)	$(997,399)	$(981,581)	$(10,753)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,921)	(300,071)	(275,391)	18,926
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,245)	(362,550)	(211,997)	129,299
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(2,901)	(555,143)	(542,632)	1,530
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(25,454)	(2,795,455)	(2,764,304)	(25,233)
John B Sanfilippo & Son, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,893)	(146,963)	(121,682)	19,444
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(513)	(56,232)	(29,795)	24,020
Marzetti Company (The)	USFF -0.250%	Weekly	MS	01/17/30	(4,982)	(863,420)	(860,840)	(21,119)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,223)	(15,207)	(14,700)	226
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(35,697)	(2,259,903)	(2,229,992)	(36,067)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,173)	(132,578)	(126,074)	3,856
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(104,011)	(2,754,429)	(2,298,643)	394,668
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,291)	(752,252)	(511,131)	225,967
Universal Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,903)	(215,936)	(218,061)	(5,396)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(28,291)	(371,622)	(343,736)	17,479
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(12,049)	(485,318)	(511,721)	(36,169)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,536)	(406,927)	(392,406)	3,479
					(294,164)	(13,471,405)	(12,434,686)	704,157
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	07/18/30	(4,680)	(637,098)	(626,839)	(483)
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(44,966)	(1,996,315)	(1,113,358)	842,036
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,175)	(126,002)	(138,638)	(15,152)
Alcon AG (Switzerland)	USFF -0.250%	Weekly	MS	07/18/30	(12,534)	(1,012,931)	(933,908)	60,628
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,370)	(257,070)	(320,556)	(72,934)
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,695)	(113,869)	(156,446)	(46,355)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(6,635)	(205,392)	(188,102)	13,175
Bausch + Lomb Corp. (Canada)	USFF -0.990%	Weekly	MS	01/17/30	(28,476)	(380,596)	(429,133)	(56,191)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,933)	(89,186)	(134,953)	(48,678)
Centene Corp.	USFF -0.250%	Weekly	MS	07/18/30	(41,904)	(1,450,704)	(1,495,135)	(73,678)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/17/30	(1,169)	(107,464)	(80,147)	25,175
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(58,827)	(813,739)	(746,515)	42,071
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,241)	$(183,040)	$(150,797)	$36,211
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(10,158)	(697,308)	(743,058)	(59,794)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(12,386)	(593,485)	(375,791)	208,252
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(93,207)	(957,204)	(788,531)	149,384
Glaukos Corp.	USFF -0.250%	Weekly	MS	01/17/30	(13,907)	(1,327,852)	(1,134,116)	166,968
GoodRx Holdings, Inc., Class A	USFF -0.245%	Weekly	MS	01/12/29	(49,531)	(343,421)	(209,516)	127,002
Haemonetics Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,067)	(100,801)	(52,006)	46,788
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,396)	(777,130)	(756,353)	5,122
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,405)	(427,791)	(420,012)	(9,351)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,302)	(2,206,190)	(1,803,208)	358,489
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,335)	(467,670)	(447,936)	10,570
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(78,950)	(1,626,496)	(1,131,353)	461,612
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(640)	(78,714)	(32,826)	44,326
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(305,893)	(2,093,969)	(1,746,649)	305,092
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(72,913)	(563,231)	(562,888)	(10,996)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(65,353)	(1,212,152)	(844,361)	343,358
Nutex Health, Inc.	USFF -3.540%	Weekly	MS	01/17/30	(551)	(90,141)	(56,929)	31,711
OPKO Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(32,249)	(43,797)	(49,986)	(7,046)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,562)	(450,996)	(432,001)	9,951
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,046)	(96,212)	(95,162)	(865)
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(8,390)	(327,606)	(299,439)	21,583
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	(518)	(48,469)	(15,255)	32,263
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,530)	(329,281)	(421,441)	(103,479)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,995)	(267,004)	(100,200)	161,443
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(10,733)	(304,791)	(288,396)	8,654
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(46,207)	(1,343,803)	(999,919)	317,413
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,223)	(26,357)	(26,987)	(1,136)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(57,501)	(578,023)	(444,483)	121,903
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,839)	(555,020)	(576,431)	(32,584)
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,808)	(1,664,527)	(1,660,202)	(47,195)
					(1,188,200)	(26,972,847)	(23,029,962)	3,365,263
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(21,093)	$(605,640)	$(429,453)	$158,704
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,845)	(386,152)	(376,906)	1,491
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,670)	(133,255)	(116,236)	13,535
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/18/30	(19,833)	(1,789,053)	(1,747,684)	1,682
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(131)	(3,199)	(3,206)	(44)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,452)	(1,184,786)	(916,754)	230,317
WD-40 Co.	USFF -0.250%	Weekly	MS	07/16/29	(493)	(139,166)	(97,417)	37,607
					(66,517)	(4,241,251)	(3,687,656)	443,292
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,476)	(747,411)	(675,255)	46,178
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,038)	(579,414)	(327,401)	229,116
Allied Gold Corp. (Canada)	USFF -3.840%	Weekly	MS	07/18/30	(615)	(9,040)	(10,769)	(1,885)
Almonty Industries, Inc. (Canada)	USFF -5.290%	Weekly	MS	07/18/30	(3,765)	(19,054)	(22,703)	(4,007)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/18/30	(221,048)	(1,854,704)	(1,808,173)	(7,020)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(632)	(88,530)	(84,473)	2,297
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,308)	(381,843)	(350,126)	19,300
ASP Isotopes, Inc.	USFF -2.240%	Weekly	MS	07/18/30	(30,060)	(279,875)	(289,177)	(14,924)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.890%	Weekly	MS	07/18/30	(2,847)	(14,864)	(14,947)	(356)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(3,760)	(108,939)	(107,611)	(853)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,517)	(1,246,390)	(652,955)	564,606
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(35,194)	(410,857)	(429,367)	(26,774)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(7,984)	(895,928)	(957,282)	(80,807)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(74,452)	(2,763,069)	(1,707,184)	891,323
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,372)	(301,583)	(319,731)	(24,824)
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	07/18/30	(10,987)	(741,195)	(692,730)	25,490
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(37,174)	(332,305)	(325,644)	(18)
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(8,207)	(53,197)	(92,083)	(53,792)
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(7,166)	(111,270)	(144,968)	(35,917)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(23,185)	(202,902)	(284,944)	(98,367)
FMC Corp.	USFF -0.250%	Weekly	MS	01/07/27	(16,781)	(679,780)	(564,345)	86,821
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,978)	(527,823)	(663,826)	(153,255)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(38,613)	$(935,844)	$(755,656)	$154,085
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	(1,025)	(72,035)	(61,254)	7,261
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,479)	(491,519)	(635,683)	(155,890)
Huntsman Corp.	USFF -0.250%	Weekly	MS	07/16/29	(604)	(15,319)	(5,424)	9,101
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,748)	(317,486)	(289,196)	21,949
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(33,338)	(1,626,015)	(1,546,883)	35,750
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,674)	(262,284)	(283,486)	(28,953)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,171)	(720,225)	(628,105)	77,613
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,375)	(14,319)	(13,633)	366
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(142)	(78,906)	(89,500)	(12,182)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(6,843)	(241,614)	(272,078)	(36,277)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,707)	(102,449)	(106,039)	(6,113)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(65,434)	(2,122,791)	(2,269,251)	(202,284)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,187)	(1,006,627)	(973,335)	6,958
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,309)	(121,900)	(120,738)	(1,271)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(58,953)	(623,804)	(636,692)	(25,450)
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(25,907)	(416,580)	(524,099)	(120,014)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,747)	(232,780)	(230,167)	(2,058)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(25,828)	(625,331)	(857,231)	(248,915)
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	01/17/30	(2,578)	(175,532)	(146,817)	25,293
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/17/30	(2,907)	(317,937)	(272,822)	37,185
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,902)	(1,661,627)	(1,501,135)	121,122
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/17/30	(10,648)	(501,371)	(458,822)	20,336
Stepan Co.	USFF -0.250%	Weekly	MS	07/18/30	(773)	(37,355)	(36,872)	(244)
Sylvamo Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,322)	(101,790)	(102,679)	(2,916)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(149,767)	(379,336)	(633,514)	(263,906)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(2,092)	(91,302)	(91,818)	(2,302)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,381)	(145,068)	(207,922)	(68,083)
Tronox Holdings PLC (United Kingdom)	USFF -0.252%	Weekly	MS	01/12/29	(61,704)	(463,007)	(248,050)	196,679
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,587)	(771,475)	(737,397)	15,566
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,814)	(204,518)	(191,296)	7,915
Westlake Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,744)	(885,572)	(827,933)	31,768
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(775)	$(81,770)	$(86,676)	$(6,529)
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(238)	(7,216)	(7,233)	(136)
					(1,114,862)	(28,202,677)	(26,375,130)	947,756
Media & Entertainment
Cars.com, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,112)	(144,008)	(135,789)	5,253
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(35,323)	(1,578,981)	(2,697,264)	(1,153,810)
fuboTV, Inc.	USFF -0.709%	Weekly	MS	01/17/30	(73,903)	(268,043)	(306,697)	(45,664)
Getty Images Holdings, Inc.	USFF -14.228%	Weekly	MS	07/18/30	(1,354)	(2,734)	(2,681)	25
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,376)	(238,698)	(155,848)	78,061
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,802)	(281,006)	(161,586)	113,777
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(110)	(1,717)	(1,119)	590
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,235)	(828,925)	(855,399)	(44,994)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,098)	(1,022,452)	(1,157,246)	(155,400)
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/18/30	(41)	(1,116)	(1,123)	(3)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(171,843)	(1,322,309)	(1,324,910)	(29,257)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,203)	(414,308)	(444,918)	(40,623)
Vimeo, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,098)	(91,655)	(93,760)	(3,928)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(60,106)	(1,154,292)	(1,173,870)	(42,845)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	01/17/30	(6,544)	(234,164)	(222,889)	2,519
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,804)	(477,744)	(445,172)	22,958
					(441,952)	(8,062,152)	(9,180,271)	(1,293,341)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,359)	(27,065)	(27,577)	(1,032)
AbCellera Biologics, Inc. (Canada)	USFF -1.440%	Weekly	MS	07/11/28	(118,541)	(372,381)	(596,261)	(232,918)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,325)	(161,668)	(136,705)	25,446
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,512)	(1,142,701)	(1,092,515)	21,015
Amicus Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(21,251)	(213,760)	(167,458)	42,016
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,909)	$(148,539)	$(130,825)	$14,898
Avantor, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,874)	(327,758)	(310,428)	12,642
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(6,692)	(177,890)	(100,447)	73,880
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,968)	(161,355)	(109,480)	49,937
Bruker Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,633)	(1,446,234)	(767,836)	644,553
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,627)	(1,278,317)	(1,298,760)	(46,211)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,229)	(166,623)	(134,488)	26,563
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,084)	(120,323)	(117,380)	542
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,367)	(161,420)	(151,933)	5,849
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/17/30	(1,136)	(905,732)	(866,768)	20,098
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(29,239)	(251,471)	(246,192)	(448)
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,545)	(119,465)	(218,978)	(103,842)
Immunovant, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,622)	(132,737)	(74,507)	55,578
Janux Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(160)	(3,619)	(3,910)	(338)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(4,223)	(540,908)	(556,591)	(26,572)
MannKind Corp.	USFF -0.250%	Weekly	MS	07/18/30	(19,773)	(93,177)	(106,181)	(14,858)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(398)	(186,355)	(204,636)	(22,015)
Nurix Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(621)	(10,655)	(5,738)	4,729
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,591)	(189,982)	(264,089)	(78,529)
Organon & Co.	USFF -0.250%	Weekly	MS	01/17/30	(114,533)	(1,135,144)	(1,223,212)	(111,725)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,008)	(104,299)	(103,286)	(1,066)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,123)	(1,147,543)	(1,336,771)	(212,358)
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,821)	(167,587)	(173,125)	(8,893)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,654)	(413,178)	(407,923)	(2,915)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,872)	(1,717,408)	(556,363)	1,126,415
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,397)	(278,671)	(297,237)	(26,189)
Tilray Brands, Inc.	USFF -3.245%	Weekly	MS	07/18/30	(248,798)	(238,801)	(430,421)	(197,391)
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,306)	(1,320,672)	(1,385,908)	(91,860)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,870)	(319,489)	(319,497)	(6,429)
Vericel Corp.	USFF -0.250%	Weekly	MS	07/18/30	(202)	(6,219)	(6,357)	(237)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Viatris, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,397)	$(152,583)	$(142,530)	$7,289
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	07/18/30	(10,002)	(68,861)	(73,215)	(5,717)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,944)	(1,236,478)	(1,034,630)	174,815
					(814,606)	(16,647,068)	(15,180,158)	1,114,722
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(19,367)	(565,037)	(757,831)	(204,168)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(4,526)	(148,744)	(126,547)	19,222
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,950)	(1,000,552)	(1,013,463)	(32,906)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,936)	(369,912)	(367,851)	(5,378)
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,552)	(220,345)	(153,532)	62,397
Diodes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,019)	(162,811)	(107,431)	54,944
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,565)	(772,147)	(727,795)	30,320
Entegris, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,902)	(610,255)	(638,159)	(40,881)
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,354)	(2,315,711)	(2,503,898)	(234,888)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,541)	(553,228)	(675,263)	(133,242)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(7,994)	(288,896)	(286,505)	(3,413)
Intel Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,157)	(542,138)	(642,717)	(119,881)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,345)	(650,072)	(542,341)	83,969
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,441)	(243,450)	(252,294)	(14,504)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,806)	(1,150,570)	(1,096,259)	31,609
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,007)	(222,309)	(130,125)	87,725
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,879)	(158,906)	(132,953)	22,774
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/18/30	(910)	(133,773)	(130,703)	397
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(78)	(2,372)	(2,374)	(23)
					(158,329)	(10,111,228)	(10,288,041)	(395,927)
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,199)	(36,839)	(36,943)	(821)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(37,301)	(2,930,368)	(2,825,924)	43,407
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,636)	$(348,402)	$(388,398)	$(47,000)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(1,267)	(332,975)	(349,261)	(24,792)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(7,067)	(103,562)	(94,415)	7,109
BigBear.ai Holdings, Inc.	USFF -2.590%	Weekly	MS	07/18/30	(32,409)	(158,783)	(211,307)	(55,701)
Bit Digital, Inc. (Cayman Islands)	USFF -0.719%	Weekly	MS	07/18/30	(133,526)	(370,094)	(400,578)	(37,926)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(3,283)	(141,846)	(93,369)	52,191
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(22,522)	(386,713)	(390,531)	(11,595)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(89,495)	(871,383)	(815,299)	39,278
Cipher Mining, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,033)	(210,783)	(453,655)	(267,151)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(41,084)	(406,741)	(595,718)	(197,159)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(20,145)	(386,055)	(363,013)	15,279
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(136,002)	(2,522,348)	(2,692,840)	(221,364)
Core Scientific, Inc.	USFF -3.040%	Weekly	MS	01/17/30	(27,734)	(325,986)	(497,548)	(178,114)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(5,529)	(661,620)	(756,644)	(144,838)
Docusign, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,248)	(259,802)	(234,148)	20,578
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,092)	(445,927)	(348,522)	91,770
D-Wave Quantum, Inc.	USFF -0.590%	Weekly	MS	07/18/30	(3,896)	(59,042)	(96,270)	(51,156)
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/18/30	(26,696)	(377,479)	(363,866)	6,024
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,505)	(1,040,245)	(496,221)	523,060
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(3,819)	(176,953)	(172,161)	1,370
Globant SA (Luxembourg)	USFF -0.250%	Weekly	MS	07/16/29	(3,663)	(806,575)	(210,183)	580,143
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(20,863)	(174,535)	(160,854)	10,186
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(981)	(318,644)	(338,671)	(26,430)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/18/30	(8,595)	(2,401,513)	(2,425,165)	(71,711)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/16/29	(21,997)	(269,196)	(235,368)	27,708
Karooooo Ltd. (Singapore)	USFF -1.390%	Weekly	MS	07/18/30	(627)	(32,346)	(35,814)	(4,241)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,137)	(167,814)	(114,554)	49,900
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(27,839)	(750,110)	(321,540)	413,460
Manhattan Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(407)	(123,599)	(83,427)	37,704
Onestream, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,977)	(177,201)	(165,446)	8,206
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,983)	$(320,762)	$(363,360)	$(51,001)
Quantum Computing, Inc.	USFF -8.490%	Weekly	MS	07/18/30	(22,375)	(341,653)	(411,924)	(78,810)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,879)	(258,761)	(203,981)	50,544
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(17,856)	(187,285)	(126,420)	57,112
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(23,446)	(508,774)	(412,884)	85,445
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(6,584)	(234,674)	(85,065)	144,899
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,172)	(228,658)	(122,052)	102,019
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(272)	(159,212)	(134,202)	21,823
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,894)	(242,666)	(240,854)	(3,104)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(80,397)	(2,428,011)	(1,993,042)	386,001
Workiva, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,866)	(272,294)	(332,785)	(71,976)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,391)	(57,195)	(47,509)	8,559
					(982,689)	(23,015,424)	(21,241,731)	1,238,885
Technology Hardware & Equipment
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(34,513)	(509,418)	(500,438)	(1,274)
Applied Optoelectronics, Inc.	USFF -0.590%	Weekly	MS	07/18/30	(15,860)	(365,359)	(411,250)	(53,237)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,456)	(292,216)	(297,176)	(10,831)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	01/17/30	(2,420)	(262,868)	(341,268)	(84,255)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(9,588)	(601,347)	(643,067)	(60,256)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/17/30	(9,590)	(2,983,583)	(3,496,706)	(573,303)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,734)	(27,023)	(17,652)	8,852
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	07/18/30	(43,527)	(1,070,693)	(1,069,023)	(23,747)
Ingram Micro Holding Corp.	USFF -1.390%	Weekly	MS	07/18/30	(1,712)	(35,752)	(36,791)	(1,733)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,709)	(591,804)	(534,048)	45,840
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,962)	(313,073)	(313,751)	(7,018)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(30,917)	(686,602)	(719,129)	(46,356)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,915)	(178,612)	(223,977)	(48,952)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,953)	(130,771)	(116,880)	11,279
Sandisk Corp.	USFF -0.250%	Weekly	MS	07/18/30	(13,081)	(1,131,229)	(1,467,688)	(359,260)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,169)	(1,230,378)	(1,271,121)	(65,544)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,405)	$(130,657)	$(157,419)	$(29,373)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,604)	(1,063,934)	(804,841)	215,158
					(251,115)	(11,605,319)	(12,422,225)	(1,084,010)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,735)	(257,284)	(186,787)	(20,574)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,933)	(1,138,139)	(994,531)	98,183
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(61,959)	(2,248,746)	(2,314,169)	(110,774)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,926)	(116,847)	(179,257)	(65,231)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(16,176)	(318,037)	(217,082)	53,283
					(112,729)	(4,079,053)	(3,891,826)	(45,113)
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,803)	(1,268,955)	(1,184,913)	58,462
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(18,509)	(1,651,813)	(1,293,224)	321,288
Frontier Group Holdings, Inc.	USFF -0.259%	Weekly	MS	07/16/29	(47,071)	(269,772)	(207,818)	56,536
FTAI Infrastructure, Inc.	USFF -0.252%	Weekly	MS	01/17/30	(12,862)	(76,862)	(56,078)	18,880
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,861)	(901,028)	(785,998)	96,875
Hertz Global Holdings, Inc.	USFF -1.440%	Weekly	MS	01/17/30	(43,483)	(282,700)	(295,684)	(19,007)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,292)	(74,777)	(50,637)	22,658
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,809)	(127,252)	(110,984)	16,010
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(60,404)	(1,387,907)	(929,014)	430,914
Saia, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,620)	(756,873)	(484,963)	256,785
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/18/30	(5,357)	(175,906)	(170,942)	1,441
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(4)	(632)	(352)	286
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,910)	(108,592)	(102,911)	3,614
XPO, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,307)	(672,123)	(686,036)	(28,473)
					(250,292)	(7,755,192)	(6,359,554)	1,236,269
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(95,794)	(1,460,888)	(1,260,649)	118,789
ALLETE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(10,879)	(706,458)	(722,366)	(34,479)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,324)	(149,196)	(156,661)	(10,449)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,257)	$(124,569)	$(131,206)	$(11,965)
American States Water Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,284)	(184,664)	(167,463)	8,946
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(19,677)	(742,654)	(743,987)	(27,627)
Black Hills Corp.	USFF -0.250%	Weekly	MS	07/18/30	(4,407)	(265,833)	(271,427)	(12,966)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(14,943)	(476,668)	(514,338)	(52,602)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(12,287)	(597,874)	(563,850)	10,048
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(4,353)	(511,544)	(586,306)	(94,561)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/18/30	(14,191)	(411,663)	(400,896)	(105)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,389)	(379,836)	(394,798)	(25,679)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,827)	(701,741)	(723,458)	(45,190)
Edison International	USFF -0.250%	Weekly	MS	07/18/30	(3,747)	(202,361)	(207,134)	(8,830)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(7,507)	(400,803)	(365,591)	17,256
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,069)	(347,685)	(405,568)	(75,134)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,920)	(473,220)	(477,648)	(20,927)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,866)	(760,119)	(744,784)	(11,287)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(22,062)	(906,776)	(955,285)	(68,262)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(14,520)	(646,004)	(652,384)	(60,664)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,925)	(1,313,233)	(1,283,454)	3,880
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,980)	(86,466)	(91,615)	(9,248)
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,327)	(101,197)	(107,407)	(11,973)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,306)	(113,568)	(125,703)	(17,435)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,632)	(295,801)	(297,715)	(13,122)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/17/30	(8,028)	(738,055)	(719,790)	(3,818)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(15,637)	(695,891)	(688,028)	(30,717)
PPL Corp.	USFF -0.250%	Weekly	MS	07/18/30	(23,968)	(875,848)	(890,651)	(39,045)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(7,023)	(571,906)	(631,930)	(84,434)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(4,687)	(447,422)	(444,187)	(9,229)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,458)	(1,205,400)	(1,289,320)	(118,634)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,856)	(667,524)	(721,941)	(79,603)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,538)	(543,362)	(654,234)	(124,966)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(48,511)	(547,983)	(663,145)	(131,409)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,838)	(1,065,933)	(1,065,289)	(28,547)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
September 30, 2025
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Unitil Corp.	USFF -0.250%	Weekly	MS	07/18/30	(935)	$(43,914)	$(44,749)	$(1,761)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,015)	(635,183)	(727,060)	(124,918)
					(449,967)	(20,399,242)	(20,892,017)	(1,230,667)

Total Reference Entity — Short						(299,593,492)	(286,957,268)	4,931,853
Net Value of Reference Entity						$32,187,440	$92,006,897	$59,163,477

*	Includes $(655,980) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 93.3%
Automobiles & Components — 0.8%
BorgWarner, Inc.(a)	608	$ 26,728
Dana, Inc.	6,828	136,833
Dorman Products, Inc.(a)*	505	78,719
Ford Motor Co.(a)	27,468	328,517
Garrett Motion, Inc.	2,869	39,076
Solid Power, Inc.*	30,611	106,220
Thor Industries, Inc.	883	91,558
Visteon Corp.(a)	374	44,828
XPEL, Inc.*	128	4,233
		856,712
Capital Goods — 9.6%
A. O. Smith Corp.	2,081	152,766
Advanced Drainage Systems, Inc.	427	59,225
Alamo Group, Inc.(a)	176	33,598
Allegion PLC (Ireland)	1,127	199,873
Allient, Inc.	237	10,606
Allison Transmission Holdings, Inc.(a)	1,433	121,633
American Superconductor Corp.*	2	119
AMETEK, Inc.(a)	1,064	200,032
API Group Corp.*	3,303	113,524
Armstrong World Industries, Inc.	821	160,924
Array Technologies, Inc.*	8,102	66,031
Astec Industries, Inc.	721	34,702
Astronics Corp.*	2,258	102,987
ATS Corp. (Canada)*	10	262
AZZ, Inc.	456	49,763
CAE, Inc. (Canada)*	1,018	30,174
Centuri Holdings, Inc.*	1	21
Crane Co.(a)	1,719	316,537
DNOW, Inc.(a)*	4,931	75,198
EMCOR Group, Inc.	7	4,547
Emerson Electric Co.	661	86,710
ESCO Technologies, Inc.	775	163,610
Ferguson Enterprises, Inc.(a)	3,706	832,293
Flowserve Corp.	98	5,208
Fortive Corp.(a)	3,015	147,705
GE Vernova, Inc.(a)	315	193,693
General Dynamics Corp.(a)	1,863	635,283
General Electric Co.	171	51,440
Graco, Inc.(a)	2,317	196,852
Granite Construction, Inc.	724	79,387
Hayward Holdings, Inc.(a)*	13,671	206,706
Hillenbrand, Inc.(a)	1,875	50,700
Honeywell International, Inc.(a)	1,046	220,183
Hubbell, Inc.	51	21,946
Janus International Group, Inc.*	629	6,208
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	2,641	$ 290,378
Kadant, Inc.	331	98,499
L3Harris Technologies, Inc.	121	36,955
Lindsay Corp.	370	52,007
Loar Holdings, Inc.*	741	59,280
Mercury Systems, Inc.(a)*	1,714	132,664
Microvast Holdings, Inc.*	38,009	146,335
Mueller Water Products, Inc., Class A(a)	8,263	210,872
MYR Group, Inc.(a)*	1,507	313,501
Nordson Corp.	375	85,106
Northrop Grumman Corp.	184	112,115
Otis Worldwide Corp.	1,338	122,333
Owens Corning(a)	4,018	568,386
Pentair PLC (Ireland)	1,700	188,292
RBC Bearings, Inc.*	218	85,083
Regal Rexnord Corp.(a)	3,470	497,737
Resideo Technologies, Inc.*	4,246	183,342
REV Group, Inc.(a)	6,188	350,674
Rockwell Automation, Inc.(a)	778	271,934
RTX Corp.	949	158,796
Sensata Technologies Holding PLC (United Kingdom)	8,184	250,021
SiteOne Landscape Supply, Inc.*	307	39,542
Snap-on, Inc.(a)	292	101,187
Stanley Black & Decker, Inc.(a)	143	10,629
Stantec, Inc. (Canada)	300	32,340
Textron, Inc.	255	21,545
Toro Co. (The)	404	30,785
Trane Technologies PLC (Ireland)	226	95,363
Transcat, Inc.*	273	19,984
Tutor Perini Corp.(a)*	7,610	499,140
United Rentals, Inc.	86	82,101
V2X, Inc.*	1,627	94,512
Valmont Industries, Inc.(a)	261	101,198
Vicor Corp.*	117	5,817
VSE Corp.	1,313	218,273
Westinghouse Air Brake Technologies Corp.	527	105,648
WillScot Holdings Corp.(a)	1,758	37,111
WW Grainger, Inc.(a)	186	177,251
		10,517,182
Commercial & Professional Services — 5.9%
Alight, Inc., Class A	28,431	92,685
Amentum Holdings, Inc.*	10,415	249,439

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Automatic Data Processing, Inc.(a)	1,816	$ 532,996
Barrett Business Services, Inc.	58	2,571
Booz Allen Hamilton Holding Corp.	1,130	112,944
Broadridge Financial Solutions, Inc.(a)	1,163	276,992
Cintas Corp.	409	83,951
Clean Harbors, Inc.*	163	37,852
Copart, Inc.(a)*	9,508	427,575
CSG Systems International, Inc.	2,826	181,938
Deluxe Corp.	705	13,649
Driven Brands Holdings, Inc.*	3,367	54,242
Exponent, Inc.	1,675	116,379
GFL Environmental, Inc. (Canada)	10,146	480,718
Healthcare Services Group, Inc.*	5,904	99,364
HNI Corp.(a)	1,335	62,545
Huron Consulting Group, Inc.*	577	84,686
ICF International, Inc.	59	5,475
Jacobs Solutions, Inc.(a)	1,188	178,034
KBR, Inc.(a)	5,108	241,557
Korn Ferry(a)	1,638	114,627
Leidos Holdings, Inc.	465	87,866
Matthews International Corp., Class A	76	1,845
OPENLANE, Inc.*	468	13,469
Paycom Software, Inc.	226	47,040
Paylocity Holding Corp.*	1,161	184,913
Pitney Bowes, Inc.(a)	23,230	265,054
Planet Labs PBC*	19,229	249,593
Republic Services, Inc.(a)	843	193,452
Robert Half, Inc.(a)	1,628	55,320
Rollins, Inc.	1,591	93,455
Tetra Tech, Inc.	8,501	283,763
Thomson Reuters Corp. (Canada)	1,110	172,416
TriNet Group, Inc.	324	21,672
UniFirst Corp.(a)	340	56,845
Upwork, Inc.(a)*	18,627	345,903
Veralto Corp.(a)	1,712	182,516
Verisk Analytics, Inc.(a)	1,181	297,033
Waste Connections, Inc. (Canada)	469	82,450
Willdan Group, Inc.*	3,371	325,942
		6,410,766
Consumer Discretionary Distribution & Retail — 4.5%
Advance Auto Parts, Inc.(a)	4,324	265,494
A-Mark Precious Metals, Inc.	107	2,768
Amazon.com, Inc.*	1,669	366,462
Arhaus, Inc.*	7,865	83,605
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
AutoNation, Inc.*	64	$ 14,001
Bath & Body Works, Inc.	1,836	47,295
Best Buy Co., Inc.	66	4,991
Buckle, Inc. (The)	765	44,875
CarMax, Inc.(a)*	3,673	164,808
Chewy, Inc., Class A*	1,609	65,084
Dillard's, Inc., Class A(a)	257	157,921
eBay, Inc.(a)	1,363	123,965
Five Below, Inc.(a)*	4,044	625,607
GigaCloud Technology, Inc., Class A (Cayman Islands)*	3,390	96,276
Groupon, Inc.*	7,172	167,466
Home Depot, Inc. (The)	11	4,457
Kohl's Corp.(a)	23,604	362,793
LKQ Corp.	297	9,070
Lowe's Cos., Inc.(a)	1,677	421,447
Macy's, Inc.(a)	21,927	393,151
National Vision Holdings, Inc.*	2,822	82,374
O'Reilly Automotive, Inc.*	1,027	110,721
Petco Health & Wellness Co., Inc.(a)*	10,767	41,668
Sally Beauty Holdings, Inc.(a)*	700	11,396
Sonic Automotive, Inc., Class A	1,171	89,101
ThredUp, Inc., Class A*	16,748	158,269
TJX Cos., Inc. (The)(a)	1,255	181,398
Tractor Supply Co.	4,388	249,546
Urban Outfitters, Inc.(a)*	5,240	374,293
Valvoline, Inc.*	2,538	91,140
Wayfair, Inc., Class A*	1,448	129,350
		4,940,792
Consumer Durables & Apparel — 1.9%
BRP, Inc., sub-voting shares (Canada)	605	36,772
Brunswick Corp.	835	52,806
Capri Holdings Ltd. (British Virgin Islands)*	15,471	308,182
Deckers Outdoor Corp.*	28	2,838
DR Horton, Inc.	517	87,616
G-III Apparel Group Ltd.*	987	26,264
Hanesbrands, Inc.*	15,002	98,863
Hasbro, Inc.(a)	584	44,296
Kontoor Brands, Inc.(a)	996	79,451
La-Z-Boy, Inc.	927	31,815
Leggett & Platt, Inc.	20,217	179,527
NIKE, Inc., Class B	1,844	128,582
NVR, Inc.(a)*	11	88,381
Peloton Interactive, Inc., Class A(a)*	27,414	246,726

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Polaris, Inc.	2,993	$ 173,983
Sonos, Inc.*	6,946	109,747
Tapestry, Inc.	1,288	145,827
TopBuild Corp.*	585	228,653
Wolverine World Wide, Inc.	199	5,461
		2,075,790
Consumer Services — 2.9%
ADT, Inc.	10,629	92,579
BJ's Restaurants, Inc.*	3,290	100,444
Booking Holdings, Inc.(a)	64	345,553
Bright Horizons Family Solutions, Inc.*	546	59,279
Brinker International, Inc.(a)*	2,568	325,314
Caesars Entertainment, Inc.(a)*	2,236	60,428
Carnival Corp. (Panama)*	8,849	255,825
Cheesecake Factory, Inc. (The)	1,347	73,600
Chipotle Mexican Grill, Inc.*	572	22,417
Churchill Downs, Inc.(a)	3,395	329,349
Darden Restaurants, Inc.(a)	186	35,407
Domino's Pizza, Inc.(a)	169	72,959
Hilton Worldwide Holdings, Inc.	221	57,336
Lindblad Expeditions Holdings, Inc.*	263	3,366
Marriott International, Inc., Class A	601	156,524
Monarch Casino & Resort, Inc.	299	31,646
Planet Fitness, Inc., Class A*	1,328	137,846
Pursuit Attractions and Hospitality, Inc.*	725	26,231
Royal Caribbean Cruises Ltd. (Liberia)	485	156,936
Rush Street Interactive, Inc.(a)*	2,967	60,764
Sabre Corp.*	13,514	24,731
Stride, Inc.*	803	119,599
Vail Resorts, Inc.	1,303	194,890
Wendy's Co. (The)	4,369	40,020
Wingstop, Inc.	1,133	285,154
Wyndham Hotels & Resorts, Inc.(a)	779	62,242
Yum! Brands, Inc.(a)	240	36,480
		3,166,919
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	247	139,634
Costco Wholesale Corp.(a)	182	168,465
Dollar General Corp.	2,596	268,297
Dollar Tree, Inc.(a)*	5,514	520,356
Guardian Pharmacy Services, Inc., Class A*	1	26
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Kroger Co. (The)(a)	3,463	$ 233,441
Maplebear, Inc.*	1,581	58,118
Natural Grocers by Vitamin Cottage, Inc.	726	29,040
PriceSmart, Inc.	47	5,696
Sprouts Farmers Market, Inc.*	1,734	188,659
Sysco Corp.	286	23,549
Target Corp.	1,482	132,935
United Natural Foods, Inc.(a)*	2	75
		1,768,291
Energy — 7.6%
Antero Midstream Corp.(a)	14,725	286,254
Antero Resources Corp.(a)*	28,399	953,071
APA Corp.(a)	30,462	739,617
Baker Hughes Co.	2,427	118,243
Baytex Energy Corp. (Canada)	62,826	147,013
Cameco Corp. (Canada)	1,634	137,027
Chevron Corp.(a)	2,725	423,165
Civitas Resources, Inc.(a)	1,517	49,303
DHT Holdings, Inc. (Marshall Islands)	8,768	104,778
Enbridge, Inc. (Canada)	554	27,955
EOG Resources, Inc.(a)	4,952	555,218
Expand Energy Corp.	677	71,925
Exxon Mobil Corp.	1,857	209,377
FLEX LNG Ltd. (Bermuda)	58	1,462
Green Plains, Inc.*	3,017	26,519
Gulfport Energy Corp.*	1,013	183,333
Halliburton Co.	8,329	204,893
HF Sinclair Corp.(a)	10,193	533,502
Kinder Morgan, Inc.(a)	8,821	249,723
Kodiak Gas Services, Inc.	3,143	116,197
Magnolia Oil & Gas Corp., Class A(a)	7,997	190,888
NexGen Energy Ltd. (Canada)*	3,273	29,293
NOV, Inc.(a)	7,344	97,308
Patterson-UTI Energy, Inc.	11,271	58,384
Peabody Energy Corp.(a)	20,977	556,310
Range Resources Corp.	1,994	75,054
Schlumberger NV (Curacao)	295	10,139
Talos Energy, Inc.*	11,637	111,599
TC Energy Corp. (Canada)	13,413	729,801
TechnipFMC PLC (United Kingdom)	3,250	128,213
Tidewater, Inc.(a)*	4,462	237,959
Transocean Ltd. (Switzerland)*	175,653	548,037
Valaris Ltd. (Bermuda)*	3,259	158,941

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	913	$ 155,447
World Kinect Corp.	4,892	126,947
		8,352,895
Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(a)*	658	330,803
Blackrock, Inc.(a)	93	108,426
Cboe Global Markets, Inc.	487	119,437
CME Group, Inc.(a)	1,486	401,502
Euronet Worldwide, Inc.(a)*	1,280	112,397
FactSet Research Systems, Inc.	540	154,705
Fiserv, Inc.(a)*	1,978	255,023
Franklin Resources, Inc.(a)	2,821	65,250
Global Payments, Inc.(a)	3,952	328,332
Intercontinental Exchange, Inc.	709	119,452
Jack Henry & Associates, Inc.	1,328	197,779
Mastercard, Inc., Class A(a)	220	125,138
Moody's Corp.	216	102,920
Morningstar, Inc.(a)	477	110,669
Nasdaq, Inc.	2,992	264,642
Paymentus Holdings, Inc., Class A*	5,711	174,757
PayPal Holdings, Inc.(a)*	2,563	171,875
Remitly Global, Inc.(a)*	23,505	383,131
S&P Global, Inc.	422	205,392
T Rowe Price Group, Inc.(a)	812	83,344
Toast, Inc., Class A(a)*	3,344	122,089
Visa, Inc., Class A(a)	942	321,580
Western Union Co. (The)	2,899	23,163
		4,281,806
Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.(a)	7,320	483,559
Archer-Daniels-Midland Co.	437	26,106
Boston Beer Co., Inc. (The), Class A*	303	64,060
Cal-Maine Foods, Inc.(a)	5,537	521,032
Campbell's Company (The)(a)	7,091	223,934
Celsius Holdings, Inc.(a)*	6,321	363,394
Coca-Cola Co. (The)(a)	8,276	548,864
Coca-Cola Consolidated, Inc.	121	14,176
Conagra Brands, Inc.(a)	10,727	196,411
Constellation Brands, Inc., Class A(a)	988	133,054
Flowers Foods, Inc.	11,460	149,553
Fresh Del Monte Produce, Inc. (Cayman Islands)	3,152	109,437
General Mills, Inc.	1,673	84,353
J & J Snack Foods Corp.	100	9,609
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellanova	871	$ 71,439
Keurig Dr Pepper, Inc.(a)	13,913	354,921
Kraft Heinz Co. (The)(a)	8,847	230,376
Lamb Weston Holdings, Inc.(a)	3,844	223,260
Molson Coors Beverage Co., Class B(a)	1,642	74,300
Monster Beverage Corp.(a)*	1,734	116,716
National Beverage Corp.*	455	16,799
PepsiCo, Inc.	1,379	193,667
Philip Morris International, Inc.	823	133,491
Pilgrim's Pride Corp.(a)	2,613	106,401
Simply Good Foods Co. (The)*	3,441	85,406
SunOpta, Inc. (Canada)*	1,149	6,733
Tyson Foods, Inc., Class A(a)	6,873	373,204
		4,914,255
Health Care Equipment & Services — 7.5%
AdaptHealth Corp.*	1,210	10,830
Align Technology, Inc.*	1,267	158,654
Alphatec Holdings, Inc.*	1,961	28,513
AMN Healthcare Services, Inc.*	2,001	38,739
Avanos Medical, Inc.(a)*	2,229	25,767
Baxter International, Inc.(a)	14,399	327,865
Becton Dickinson & Co.	1,131	211,689
Boston Scientific Corp.(a)*	4,945	482,780
Cardinal Health, Inc.	682	107,047
Cencora, Inc.	363	113,448
Certara, Inc.*	2,910	35,560
Cigna Group (The)	106	30,555
CONMED Corp.	3,817	179,514
CorVel Corp.*	862	66,736
CVS Health Corp.(a)	3,300	248,787
Elevance Health, Inc.(a)	639	206,474
Embecta Corp.	1,933	27,275
Encompass Health Corp.(a)	525	66,686
Envista Holdings Corp.(a)*	2,633	53,634
GE HealthCare Technologies, Inc.	209	15,696
Globus Medical, Inc., Class A(a)*	2,144	122,787
Haemonetics Corp.*	1,528	74,475
HCA Healthcare, Inc.(a)	492	209,690
HealthEquity, Inc.(a)*	3,270	309,898
Hologic, Inc.(a)*	4,276	288,587
Humana, Inc.(a)	1,683	437,866
ICU Medical, Inc.(a)*	2,502	300,140
IDEXX Laboratories, Inc.*	144	92,000
Insulet Corp.(a)*	893	275,696
iRhythm Technologies, Inc.(a)*	2,028	348,796

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Lantheus Holdings, Inc.*	1,834	$ 94,066
LeMaitre Vascular, Inc.	252	22,053
LifeStance Health Group, Inc.*	8,337	45,854
LivaNova PLC (United Kingdom)*	1,022	53,532
Medtronic PLC (Ireland)	1,765	168,099
Merit Medical Systems, Inc.*	1,514	126,010
Molina Healthcare, Inc.*	779	149,069
Pediatrix Medical Group, Inc.(a)*	6,666	111,655
Penumbra, Inc.(a)*	959	242,934
Privia Health Group, Inc.*	2,859	71,189
Progyny, Inc.*	4,549	97,894
Quest Diagnostics, Inc.	639	121,781
QuidelOrtho Corp.(a)*	16,143	475,411
ResMed, Inc.	918	251,284
Select Medical Holdings Corp.	1,654	21,237
Solventum Corp.*	1,058	77,234
STERIS PLC (Ireland)	534	132,133
Stryker Corp.	54	19,962
TransMedics Group, Inc.*	435	48,807
UFP Technologies, Inc.*	815	162,674
Universal Health Services, Inc., Class B(a)	533	108,967
Veeva Systems, Inc., Class A(a)*	501	149,253
Waystar Holding Corp.(a)*	16,074	609,526
Zimmer Biomet Holdings, Inc.	78	7,683
		8,264,491
Household & Personal Products — 1.4%
Central Garden & Pet Co., Class A(a)*	1,081	31,922
Church & Dwight Co., Inc.	885	77,553
Clorox Co. (The)(a)	2,682	330,691
Colgate-Palmolive Co.(a)	2,446	195,533
Interparfums, Inc.	376	36,991
Kenvue, Inc.(a)	32,026	519,782
Kimberly-Clark Corp.(a)	1,648	204,912
Oil-Dri Corp. of America	2	122
Olaplex Holdings, Inc.*	11	14
Procter & Gamble Co. (The)(a)	700	107,555
WD-40 Co.	18	3,557
		1,508,632
Materials — 4.4%
Avery Dennison Corp.(a)	2,113	342,665
Ball Corp.	375	18,907
Cabot Corp.	492	37,417
Carpenter Technology Corp.(a)	1,052	258,308
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Century Aluminum Co.*	1,790	$ 52,554
CF Industries Holdings, Inc.(a)	2,970	266,409
Coeur Mining, Inc.*	641	12,025
Compass Minerals International, Inc.*	4,245	81,504
Corteva, Inc.(a)	3,881	262,472
Crown Holdings, Inc.	1,096	105,863
DuPont de Nemours, Inc.(a)	1,400	109,060
Ecolab, Inc.(a)	701	191,976
Element Solutions, Inc.(a)	8,796	221,395
Freeport-McMoRan, Inc.	7,936	311,250
Gold Royalty Corp. (Canada)*	524	2,023
Greif, Inc., Class A	317	18,944
HB Fuller Co.	791	46,890
Hecla Mining Co.	4,371	52,889
Hudbay Minerals, Inc. (Canada)	1,807	27,394
Ingevity Corp.(a)*	2,570	141,838
International Flavors & Fragrances, Inc.(a)	6,468	398,041
James Hardie Industries PLC (Ireland)*	10,734	206,200
Linde PLC (Ireland)	409	194,275
LyondellBasell Industries NV, Class A (Netherlands)	532	26,089
Materion Corp.	171	20,659
Methanex Corp. (Canada)	2,118	84,212
NewMarket Corp.(a)	55	45,552
Newmont Corp.(a)	2,631	221,820
Novagold Resources, Inc. (Canada)*	208	1,830
Nutrien Ltd. (Canada)	2,972	174,486
Olin Corp.	1,114	27,839
Packaging Corp. of America(a)	1,271	276,989
Pan American Silver Corp. (Canada)	6,779	262,551
Sealed Air Corp.(a)	4,212	148,894
SSR Mining, Inc. (Canada)*	704	17,192
SunCoke Energy, Inc.(a)	4,109	33,529
United States Lime & Minerals, Inc.	19	2,499
Vulcan Materials Co.	306	94,132
		4,798,572
Media & Entertainment — 4.7%
Angi, Inc.*	1,712	27,837
Bumble, Inc., Class A(a)*	3,806	23,179
Cable One, Inc.	158	27,974
Cargurus, Inc.*	4,365	162,509
Cinemark Holdings, Inc.(a)	9,791	274,344
Comcast Corp., Class A(a)	15,560	488,895

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
EverQuote, Inc., Class A(a)*	5,419	$ 123,932
Fox Corp., Class A(a)	3,579	225,692
IAC, Inc.(a)*	8,255	281,248
Integral Ad Science Holding Corp.*	1,652	16,801
Interpublic Group of Cos., Inc. (The)(a)	7,430	207,371
John Wiley & Sons, Inc., Class A	672	27,196
Madison Square Garden Entertainment Corp.*	1,750	79,170
Match Group, Inc.	2,131	75,267
MediaAlpha, Inc., Class A*	89	1,013
Meta Platforms, Inc., Class A(a)	871	639,645
Netflix, Inc.(a)*	394	472,374
New York Times Co. (The), Class A	1,000	57,400
News Corp., Class A(a)	4,948	151,953
Nexstar Media Group, Inc.	186	36,780
Omnicom Group, Inc.(a)	2,183	177,980
Paramount Skydance Corp., Class B	6,097	115,355
QuinStreet, Inc.*	1,896	29,331
Reddit, Inc., Class A*	146	33,579
ROBLOX Corp., Class A*	1,393	192,958
Shutterstock, Inc.	2,207	46,016
TripAdvisor, Inc.*	542	8,813
Walt Disney Co. (The)(a)	6,756	773,562
Webtoon Entertainment, Inc.*	498	9,666
Yelp, Inc.(a)*	9,269	289,193
Ziff Davis, Inc.*	1,789	68,161
		5,145,194
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
ACADIA Pharmaceuticals, Inc.*	2,107	44,963
Adaptive Biotechnologies Corp.*	9,459	141,507
Alkermes PLC (Ireland)*	3,281	98,430
ANI Pharmaceuticals, Inc.*	283	25,923
Arrowhead Pharmaceuticals, Inc.*	2,853	98,400
Aurinia Pharmaceuticals, Inc. (Canada)*	100	1,105
Azenta, Inc.*	3,668	105,345
BioCryst Pharmaceuticals, Inc.(a)*	28,362	215,267
Biogen, Inc.*	1,003	140,500
BioLife Solutions, Inc.*	2,362	60,255
BioMarin Pharmaceutical, Inc.(a)*	7,517	407,121
Bio-Rad Laboratories, Inc., Class A*	595	166,832
Bio-Techne Corp.	1,400	77,882
Bristol-Myers Squibb Co.(a)	7,409	334,146
Catalyst Pharmaceuticals, Inc.*	5,252	103,464
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.(a)*	847	$ 132,522
Collegium Pharmaceutical, Inc.*	77	2,694
CorMedix, Inc.*	1,321	15,363
Danaher Corp.	272	53,927
Gilead Sciences, Inc.(a)	695	77,145
GRAIL, Inc.*	260	15,374
Harmony Biosciences Holdings, Inc.(a)*	3,049	84,030
Illumina, Inc.(a)*	2,104	199,817
Innoviva, Inc.(a)*	7,349	134,119
IQVIA Holdings, Inc.(a)*	684	129,919
Johnson & Johnson	1,510	279,984
Ligand Pharmaceuticals, Inc.*	740	131,084
Merck & Co., Inc.(a)	4,345	364,676
Niagen Bioscience, Inc.*	2,112	19,705
Pfizer, Inc.(a)	32,165	819,564
Prestige Consumer Healthcare, Inc.*	1,302	81,245
Regeneron Pharmaceuticals, Inc.(a)	492	276,637
SIGA Technologies, Inc.	180	1,647
Syndax Pharmaceuticals, Inc.*	3,514	54,063
Theravance Biopharma, Inc. (Cayman Islands)*	267	3,898
Thermo Fisher Scientific, Inc.*	187	90,699
Waters Corp.*	326	97,738
Zoetis, Inc.(a)	2,647	387,309
		5,474,299
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(a)*	3,054	494,107
Allegro MicroSystems, Inc.*	3,826	111,719
Ambarella, Inc. (Cayman Islands)*	176	14,523
Analog Devices, Inc.(a)	2,228	547,420
Astera Labs, Inc.*	327	64,027
Broadcom, Inc.(a)	3,235	1,067,259
Credo Technology Group Holding Ltd. (Cayman Islands)*	2,020	294,132
Diodes, Inc.*	1,600	85,136
Lam Research Corp.(a)	2,943	394,068
Microchip Technology, Inc.	488	31,339
Micron Technology, Inc.(a)	7,416	1,240,845
Monolithic Power Systems, Inc.(a)	240	220,954
NVIDIA Corp.(a)	2,962	552,650
NXP Semiconductors NV (Netherlands)	591	134,588
ON Semiconductor Corp.*	234	11,538

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Onto Innovation, Inc.(a)*	1,312	$ 169,537
Penguin Solutions, Inc.*	4,413	115,974
Power Integrations, Inc.	4,419	177,688
Qorvo, Inc.(a)*	865	78,784
QUALCOMM, Inc.(a)	2,564	426,547
Rigetti Computing, Inc.*	2,272	67,683
Semtech Corp.(a)*	4,631	330,885
Silicon Laboratories, Inc.(a)*	609	79,858
Skyworks Solutions, Inc.(a)	4,483	345,101
		7,056,362
Software & Services — 9.4%
A10 Networks, Inc.	858	15,573
Accenture PLC, Class A (Ireland)	1,458	359,543
ACI Worldwide, Inc.(a)*	1,707	90,078
Adobe, Inc.(a)*	1,864	657,526
Alarm.com Holdings, Inc.(a)*	1,638	86,945
Amdocs Ltd. (Guernsey)	2,309	189,453
Appian Corp., Class A*	501	15,316
ASGN, Inc.*	1,654	78,317
AvePoint, Inc.(a)*	9,011	135,255
Blackbaud, Inc.*	1,327	85,339
BlackBerry Ltd. (Canada)*	41,152	200,822
Cadence Design Systems, Inc.*	24	8,430
CGI, Inc. (Canada)	85	7,576
Cognizant Technology Solutions Corp., Class A	1,237	82,966
Crowdstrike Holdings, Inc., Class A(a)*	1,005	492,832
Descartes Systems Group, Inc. (The) (Canada)*	242	22,804
Docebo, Inc. (Canada)*	9	246
Dolby Laboratories, Inc., Class A	1,898	137,358
Dropbox, Inc., Class A*	1,564	47,248
EPAM Systems, Inc.*	364	54,888
EverCommerce, Inc.*	6	67
Gartner, Inc.(a)*	834	219,234
Gen Digital, Inc.(a)	6,434	182,661
Globant SA (Luxembourg)*	1,008	57,839
GoDaddy, Inc., Class A(a)*	1,286	175,963
Guidewire Software, Inc.(a)*	2,409	553,733
I3 Verticals, Inc., Class A*	1,031	33,466
Intuit, Inc.(a)	413	282,042
Kyndryl Holdings, Inc.(a)*	1,318	39,580
LiveRamp Holdings, Inc.*	5,119	138,930
Manhattan Associates, Inc.*	67	13,734
Meridianlink, Inc.*	20	399
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.(a)	1,665	$ 862,387
MongoDB, Inc.*	221	68,594
Okta, Inc.(a)*	6,040	553,868
OneSpan, Inc.	1,254	19,926
Oracle Corp.(a)	1,948	547,855
Palo Alto Networks, Inc.(a)*	1,544	314,389
Pegasystems, Inc.(a)	828	47,610
Porch Group, Inc.*	101	1,695
PTC, Inc.(a)*	2,820	572,516
Q2 Holdings, Inc.(a)*	2,018	146,083
Qualys, Inc.*	261	34,538
RingCentral, Inc., Class A(a)*	11,104	314,687
Roper Technologies, Inc.	183	91,260
Salesforce, Inc.(a)	1,679	397,923
ServiceNow, Inc.(a)*	203	186,817
Snowflake, Inc., Class A*	416	93,829
SoundHound AI, Inc., Class A(a)*	44,965	723,037
Sprinklr, Inc., Class A*	7,778	60,046
Teradata Corp.(a)*	3,684	79,243
Tyler Technologies, Inc.(a)*	723	378,245
VeriSign, Inc.(a)	539	150,688
Yext, Inc.(a)*	6,718	57,237
Zoom Communications, Inc.(a)*	2,219	183,067
		10,351,703
Technology Hardware & Equipment — 5.4%
Advanced Energy Industries, Inc.	370	62,952
Amphenol Corp., Class A(a)	1,908	236,115
Apple, Inc.	461	117,384
Badger Meter, Inc.	378	67,503
Benchmark Electronics, Inc.(a)	625	24,094
Calix, Inc.*	314	19,270
CDW Corp.	722	115,000
Ciena Corp.(a)*	2,268	330,380
Cisco Systems, Inc.(a)	4,532	310,079
CommScope Holding Co., Inc.(a)*	29,080	450,158
CompoSecure, Inc., Class A*	4,779	99,499
Corning, Inc.	492	40,359
Corsair Gaming, Inc.*	820	7,314
CTS Corp.	34	1,358
Daktronics, Inc.*	61	1,276
Dell Technologies, Inc., Class C(a)	2,940	416,804
Diebold Nixdorf, Inc.*	318	18,136
ePlus, Inc.(a)	1,207	85,709
Extreme Networks, Inc.*	3,479	71,841
F5, Inc.(a)*	730	235,929
Harmonic, Inc.*	5,570	56,703

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.	11,418	$ 310,912
Jabil, Inc.(a)	2,707	587,879
Keysight Technologies, Inc.(a)*	2,536	443,597
Kimball Electronics, Inc.*	27	806
Knowles Corp.*	2,951	68,788
Littelfuse, Inc.	72	18,649
NetApp, Inc.(a)	1,551	183,731
NetScout Systems, Inc.*	2,655	68,579
nLight, Inc.*	6,312	187,025
Novanta, Inc. (Canada)*	249	24,937
Ouster, Inc.(a)*	3,486	94,296
Rogers Corp.(a)*	780	62,759
Sanmina Corp.*	2,198	253,012
ScanSource, Inc.(a)*	1,105	48,609
Super Micro Computer, Inc.(a)*	2,651	127,089
Viasat, Inc.*	3,489	102,228
Western Digital Corp.(a)	2,060	247,324
Zebra Technologies Corp., Class A(a)*	1,027	305,183
		5,903,266
Telecommunication Services — 0.8%
Array Digital Infrastructure, Inc.	47	2,350
AT&T, Inc.	1,016	28,692
BCE, Inc. (Canada)	9,897	231,491
IDT Corp., Class B	740	38,709
Iridium Communications, Inc.(a)	11,173	195,081
Rogers Communications, Inc., Class B (Canada)	2,423	83,521
TELUS Corp. (Canada)	6,895	108,734
T-Mobile US, Inc.(a)	246	58,887
Verizon Communications, Inc.(a)	2,968	130,444
		877,909
Transportation — 2.6%
Allegiant Travel Co.(a)*	3,524	214,153
Canadian National Railway Co. (Canada)	1,032	97,318
Canadian Pacific Kansas City Ltd. (Canada)	1,272	94,751
CH Robinson Worldwide, Inc.(a)	596	78,910
CSX Corp.	458	16,264
Delta Air Lines, Inc.(a)	3,057	173,485
Expeditors International of Washington, Inc.	733	89,858
FedEx Corp.	1,100	259,391
JB Hunt Transport Services, Inc.(a)	3,421	458,996
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Landstar System, Inc.	728	$ 89,224
Matson, Inc.(a)	247	24,352
Norfolk Southern Corp.	455	136,686
Ryder System, Inc.(a)	980	184,867
Sun Country Airlines Holdings, Inc.*	9,719	114,781
TFI International, Inc. (Canada)	3,280	288,837
Uber Technologies, Inc.(a)*	1,777	174,093
Union Pacific Corp.(a)	368	86,984
United Parcel Service, Inc., Class B(a)	2,539	212,083
		2,795,033
Utilities — 2.5%
Algonquin Power & Utilities Corp. (Canada)	44,742	240,264
American Water Works Co., Inc.(a)	741	103,140
Atmos Energy Corp.	125	21,344
Brookfield Infrastructure Corp., Class A (Canada)	4,273	175,706
CenterPoint Energy, Inc.	1,818	70,538
Consolidated Edison, Inc.(a)	3,081	309,702
Constellation Energy Corp.(a)	1,119	368,229
DTE Energy Co.	464	65,623
Duke Energy Corp.(a)	1,453	179,809
Evergy, Inc.(a)	2,496	189,746
Eversource Energy(a)	2,281	162,270
Exelon Corp.	397	17,869
FirstEnergy Corp.	101	4,628
Hallador Energy Co.*	5,461	106,872
MDU Resources Group, Inc.(a)	16,518	294,186
MGE Energy, Inc.	630	53,033
National Fuel Gas Co.(a)	3,588	331,424
ReNew Energy Global PLC, Class A (United Kingdom)*	814	6,268
Vistra Corp.	122	23,902
		2,724,553
TOTAL COMMON STOCKS (Cost $97,323,974)		102,185,422

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(b)	3,494,529	$ 3,494,529
TOTAL SHORT-TERM INVESTMENT (Cost $3,494,529)		3,494,529

TOTAL INVESTMENTS - 96.5% (Cost $100,818,503)		105,679,951
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		3,842,781
NET ASSETS - 100.0%		$109,522,732

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
The portfolio matures between January 5, 2026 and September 19, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Dana, Inc.	USFF +0.250%	Weekly	MS	07/18/30	978	$15,534	$19,599	$4,933
Dorman Products, Inc.	USFF +0.250%	Weekly	MS	01/17/30	31	3,343	4,832	1,729
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/18/30	208	2,406	2,488	211
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/17/30	335	3,302	4,563	1,428
Solid Power, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,492	39,202	32,937	(4,735)
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	281	29,022	29,137	1,395
Visteon Corp.	USFF +0.250%	Weekly	MS	09/13/29	753	57,021	90,255	36,004
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41	1,380	1,356	35
					12,119	151,210	185,167	41,000
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	09/17/29	1,343	86,130	98,590	17,066
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	125	17,148	17,337	961
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	143	25,553	27,299	3,009
Allient, Inc.	USFF +0.250%	Weekly	MS	07/18/30	170	7,709	7,607	244
American Superconductor Corp.	USFF +0.250%	Weekly	MS	07/18/30	1	59	59	—
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/12/29	141	24,942	26,508	2,921
API Group Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,326	80,072	79,945	3,487
Armstrong World Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	644	122,846	126,230	9,041
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,244	25,745	26,439	1,846
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	311	11,374	14,968	4,219
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	159	3,278	7,252	6,540
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	4	104	105	3
AZZ, Inc.	USFF +0.250%	Weekly	MS	01/17/30	171	18,477	18,661	1,017
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	459	12,282	13,605	1,985
Crane Co.	USFF +0.250%	Weekly	MS	07/18/30	728	134,419	134,054	5,742
DNOW, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,669	22,576	25,452	3,893
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2	1,296	1,299	81
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/18/30	171	22,516	22,432	948
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	262	50,733	55,311	6,867
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,082	243,041	242,996	11,736
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/18/30	29	1,542	1,541	65
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3	1,822	1,845	102
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/17/30	183	48,723	62,403	17,142
General Electric Co.	USFF +0.250%	Weekly	MS	07/18/30	52	15,454	15,643	900
Graco, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4	329	340	25
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Granite Construction, Inc.	USFF +0.250%	Weekly	MS	07/18/30	193	$20,607	$21,162	$1,507
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	01/12/29	894	22,853	24,174	2,763
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	29	6,367	6,104	72
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/18/30	15	6,409	6,455	332
Janus International Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	185	1,861	1,826	46
Kadant, Inc.	USFF +0.250%	Weekly	MS	07/18/30	88	27,515	26,187	(117)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	62	17,500	18,935	2,435
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/16/29	221	28,552	31,064	3,922
Loar Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	46	3,119	3,680	865
LSI Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1	24	24	(2)
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	766	31,855	59,288	29,306
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,539	27,824	40,575	14,121
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	1,734	39,001	44,252	7,544
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	459	81,482	95,486	17,840
Nordson Corp.	USFF +0.250%	Weekly	MS	07/18/30	110	24,686	24,964	1,391
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/18/30	47	27,275	28,638	2,830
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/17/30	350	31,352	32,000	2,167
Owens Corning	USFF +0.250%	Weekly	MS	07/18/30	1,151	172,200	162,820	(1,664)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	346	35,198	38,323	4,758
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	190	10,157	26,093	21,048
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	65	24,698	25,369	1,784
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	07/18/30	978	139,916	140,284	6,601
Resideo Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,439	45,238	62,136	19,226
REV Group, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,592	144,498	203,559	66,102
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/18/30	330	110,736	115,345	9,835
RTX Corp.	USFF +0.250%	Weekly	MS	07/18/30	228	35,717	38,151	4,180
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	4,089	89,077	124,919	40,603
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/18/30	91	11,657	11,721	588
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	277	80,337	95,989	21,821
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	513	30,591	38,131	9,725
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	93	10,010	10,025	477
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Textron, Inc.	USFF +0.250%	Weekly	MS	07/16/29	451	$29,639	$38,105	$10,114
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	120	9,160	9,144	395
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	72	29,081	30,381	2,797
Transcat, Inc.	USFF +0.250%	Weekly	MS	07/18/30	87	6,902	6,368	(224)
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	03/12/29	3,154	125,010	206,871	87,505
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	27	23,557	25,776	3,323
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	411	19,696	23,875	5,072
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	03/12/29	46	12,815	17,836	6,043
Vicor Corp.	USFF +0.250%	Weekly	MS	07/18/30	38	1,883	1,889	89
VSE Corp.	USFF +0.250%	Weekly	MS	07/18/30	389	64,232	64,667	3,335
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/18/30	158	30,763	31,674	2,065
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,212	31,788	25,585	(4,673)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/17/30	688	19,963	32,357	13,809
					49,400	2,720,971	3,100,128	521,596
Commercial & Professional Services
Alight, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	14,537	64,315	47,391	(13,699)
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	5,919	143,118	141,760	5,105
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	09/13/29	361	104,542	105,953	7,382
Barrett Business Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	55	2,473	2,438	74
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,381	142,257	138,031	1,556
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	365	87,035	86,932	3,827
Cintas Corp.	USFF -0.250%	Weekly	MS	01/07/27	185	37,578	37,973	2,070
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	07/18/30	33	7,817	7,663	197
Copart, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,306	200,276	193,641	2,410
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	885	56,161	56,976	3,800
Deluxe Corp.	USFF +0.250%	Weekly	MS	07/18/30	282	5,465	5,460	248
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	406	6,950	6,541	(98)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	3,243	158,071	153,653	2,770
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,708	24,412	28,746	5,435
HNI Corp.	USFF +0.250%	Weekly	MS	07/18/30	184	8,100	8,620	937
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	264	35,614	38,747	4,801
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	17	1,579	1,578	67
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	09/13/29	139	$15,260	$20,831	$6,482
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,066	50,240	50,411	2,596
Korn Ferry	USFF +0.250%	Weekly	MS	01/17/30	553	33,683	38,699	7,096
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	80	13,441	15,117	2,310
Matthews International Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	23	564	558	17
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/18/30	143	4,032	4,116	263
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	66	14,727	13,737	(303)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	07/18/30	342	57,904	54,470	(820)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	09/13/29	8,716	78,152	99,450	25,915
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/18/30	5,654	59,348	73,389	16,719
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1	227	229	10
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/18/30	200	7,014	6,796	96
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/17/30	453	25,231	26,609	2,630
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,608	92,899	87,055	(1,634)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	325	51,783	50,482	1,035
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	86	5,553	5,753	451
UniFirst Corp.	USFF +0.250%	Weekly	MS	03/12/29	378	65,115	63,198	1,360
Upwork, Inc.	USFF +0.250%	Weekly	MS	09/13/29	14,463	203,821	268,578	74,387
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	731	70,216	77,932	11,214
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	368	97,031	92,556	(479)
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	136	23,614	23,909	1,362
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,025	106,499	99,107	(2,583)
					71,687	2,162,117	2,235,085	175,006
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,634	49,998	100,328	55,726
A-Mark Precious Metals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	70	1,861	1,811	31
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/18/30	492	108,305	108,028	4,613
Arhaus, Inc.	USFF +0.250%	Weekly	MS	07/18/30	5,921	66,942	62,940	(980)
AutoNation, Inc.	USFF +0.250%	Weekly	MS	07/18/30	150	31,315	32,815	2,913
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,601	44,391	41,242	(1,146)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	36	2,368	2,722	508
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	40	1,343	2,346	1,822
CarMax, Inc.	USFF +0.250%	Weekly	MS	07/18/30	71	4,052	3,186	(973)
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	799	30,169	32,320	3,825
Five Below, Inc.	USFF +0.250%	Weekly	MS	07/18/30	698	102,719	107,981	10,041
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	127	$3,291	$3,607	$468
Groupon, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,086	53,077	48,708	(1,974)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/18/30	3	1,219	1,216	57
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/18/30	5,648	88,287	86,810	3,064
LKQ Corp.	USFF +0.250%	Weekly	MS	07/18/30	83	2,506	2,535	139
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	55	12,865	13,822	1,564
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,982	32,635	35,537	5,125
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	457	10,427	13,340	3,659
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/18/30	252	26,018	27,168	2,399
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	20,276	68,773	78,468	12,796
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	5,735	57,636	93,366	38,644
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	199	15,558	15,142	306
ThredUp, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,394	43,049	50,973	9,866
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	366	44,799	52,902	10,575
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/18/30	1,288	73,833	73,249	2,748
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,338	94,013	95,573	5,605
Valvoline, Inc.	USFF +0.250%	Weekly	MS	07/18/30	753	27,410	27,040	865
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	453	39,462	40,466	2,678
					58,007	1,138,321	1,255,641	174,964
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/18/30	276	17,496	16,775	103
Brunswick Corp.	USFF +0.250%	Weekly	MS	07/18/30	405	23,342	25,612	3,561
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/18/30	7,901	164,443	157,388	371
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	07/18/30	8	809	811	35
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/17/30	247	39,683	41,859	3,990
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	01/17/30	174	3,957	4,630	849
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,645	6,907	10,841	4,458
Hasbro, Inc.	USFF +0.250%	Weekly	MS	09/13/29	861	48,333	65,307	20,963
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/18/30	11	599	877	414
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	31	1,103	1,064	5
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	09/13/29	6,278	56,310	55,749	2,679
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	510	37,002	35,562	254
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5	36,105	40,173	5,696
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	21,277	$121,871	$191,493	$76,857
Polaris, Inc.	USFF +0.250%	Weekly	MS	07/18/30	844	44,182	49,062	7,429
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,996	21,653	31,537	10,859
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/18/30	657	65,691	74,386	11,927
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/18/30	405	162,623	158,298	3,019
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	07/18/30	61	1,708	1,674	40
					43,592	853,817	963,098	153,509
Consumer Services
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,021	71,082	61,701	(6,173)
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	350	37,928	37,999	1,782
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	922	139,348	116,799	(16,256)
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	07/18/30	6,500	196,510	187,915	280
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	07/18/30	681	38,022	37,210	903
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	07/18/30	846	34,621	33,155	95
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,242	129,352	120,486	(3,105)
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/18/30	33	14,016	14,246	861
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	65	17,282	16,864	360
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	63	830	806	11
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	204	54,267	53,130	1,387
Monarch Casino & Resort, Inc.	USFF -0.250%	Weekly	MS	01/07/27	87	8,803	9,208	815
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	472	49,379	48,994	1,780
Pursuit Attractions and Hospitality, Inc.	USFF +0.250%	Weekly	MS	01/17/30	463	13,901	16,751	3,475
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	07/18/30	94	29,480	30,417	2,397
Sabre Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,916	11,667	8,996	(2,256)
Stride, Inc.	USFF +0.250%	Weekly	MS	07/18/30	237	34,845	35,299	2,025
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/18/30	381	56,132	56,986	3,388
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	2,396	25,648	21,947	(2,173)
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/17/30	366	100,988	92,115	(4,294)
Wyndham Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	640	51,666	51,136	2,046
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	195	24,986	29,640	6,562
					23,174	1,140,753	1,081,800	(6,090)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	07/18/30	112	$61,359	$63,316	$4,726
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/18/30	52	49,213	48,133	1,140
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,975	177,880	204,116	35,293
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,674	323,952	346,715	37,101
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	6	155	157	7
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	137	9,226	9,235	400
Maplebear, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,252	51,687	46,024	(3,331)
Natural Grocers by Vitamin Cottage, Inc.	USFF +0.250%	Weekly	MS	01/17/30	210	8,524	8,400	215
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	09/13/29	476	43,337	57,686	16,900
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/18/30	351	48,214	38,189	(7,850)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/18/30	100	8,044	8,234	600
Target Corp.	USFF +0.250%	Weekly	MS	07/18/30	438	39,417	39,289	1,656
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,531	116,399	170,456	59,745
					13,314	937,407	1,039,950	146,602
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	10,036	179,448	195,100	24,670
Antero Resources Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,585	317,423	321,673	15,496
APA Corp.	USFF +0.250%	Weekly	MS	07/18/30	18,239	385,051	442,843	75,321
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/18/30	1,239	55,279	60,364	7,670
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	3,009	33,714	35,958	4,285
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	95	4,520	4,794	435
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/17/30	762	86,442	85,435	3,173
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	235	22,300	24,966	4,385
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/18/30	598	64,586	67,424	6,317
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	17	428	428	17
Green Plains, Inc.	USFF +0.250%	Weekly	MS	07/18/30	772	8,013	6,786	(895)
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	297	51,411	53,751	4,660
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	3,419	71,721	84,107	16,536
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,263	55,039	66,105	14,214
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/18/30	422	11,330	11,947	1,289
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	933	31,208	34,493	4,707
Magnolia Oil & Gas Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,141	63,809	74,976	14,925
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NexGen Energy Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	992	$8,886	$8,878	$391
NOV, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,266	55,155	56,524	4,830
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,265	17,618	16,913	67
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,518	19,515	40,257	33,835
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	586	19,889	22,057	3,355
Schlumberger NV (Curacao)	USFF +0.250%	Weekly	MS	07/18/30	88	3,001	3,025	156
Talos Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,101	33,789	39,329	7,117
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	142	6,667	7,726	744
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	923	42,815	49,224	8,340
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/17/30	41,643	122,402	129,926	13,051
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	1,131	45,140	55,159	12,055
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	313	42,003	53,291	13,184
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,048	51,808	53,146	4,463
					115,078	1,910,410	2,106,605	298,793
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/31/26	181	51,335	90,996	41,977
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	38,474	16,780
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	291	66,673	71,368	8,011
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	227	59,895	61,333	4,115
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	509	173,005	146,623	(18,732)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	24	2,393	2,107	(218)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	86	31,628	24,638	(5,658)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/17/30	536	87,685	69,106	(14,620)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	822	18,125	19,013	4,806
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/17/30	324	21,627	26,918	7,093
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/17/30	829	129,162	139,670	17,078
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/18/30	390	61,731	58,083	(783)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	14	7,939	7,963	259
Moody's Corp.	USFF +0.250%	Weekly	MS	07/18/30	64	31,013	30,495	880
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/17/30	63	17,268	14,617	(1,874)
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/17/30	898	81,107	79,428	2,109
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,546	49,775	47,308	(222)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,893	$115,811	$126,945	$16,362
Remitly Global, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,102	91,364	83,163	(4,077)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/18/30	123	61,018	59,865	1,601
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	23,915	5,404
Toast, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,290	54,818	47,098	(5,640)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	71	24,193	24,238	1,158
Western Union Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	2,873	24,116	22,955	605
					18,422	1,308,495	1,316,319	76,414
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,429	246,008	292,580	71,928
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/18/30	719	44,047	42,953	904
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	09/13/29	194	46,215	41,015	(3,114)
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	678	68,052	63,800	(943)
Campbell's Company (The)	USFF +0.250%	Weekly	MS	07/18/30	105	3,299	3,316	1,184
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,392	123,885	137,516	24,234
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	1,713	114,530	113,606	4,740
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	07/18/30	176	19,975	20,620	1,620
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	499	86,625	67,200	(14,927)
Flowers Foods, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,346	50,172	43,665	(3,661)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	436	14,897	15,138	975
General Mills, Inc.	USFF +0.250%	Weekly	MS	09/13/29	2,130	124,100	107,395	(8,818)
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	28	2,702	2,691	107
Kellanova	USFF +0.250%	Weekly	MS	07/18/30	292	23,154	23,950	2,164
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,837	247,687	199,922	(33,879)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	439	11,600	11,432	327
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	468	23,915	27,181	4,452
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/31/26	813	44,678	36,788	(4,493)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,501	151,010	168,342	24,687
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/18/30	138	5,570	5,095	(226)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	230	32,023	32,301	2,017
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	234	38,382	37,955	1,304
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	1,016	26,763	25,217	(340)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
SunOpta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	367	$2,287	$2,151	$(36)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,351	74,512	73,359	2,298
					32,531	1,626,088	1,595,188	72,504
Health Care Equipment & Services
AdaptHealth Corp.	USFF +0.250%	Weekly	MS	07/18/30	643	5,755	5,755	257
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,559	209,628	195,218	(4,943)
Alphatec Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,527	24,308	22,203	(1,010)
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,195	21,579	23,135	2,528
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	699	10,211	8,080	(1,699)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	824	18,845	18,762	766
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/18/30	242	45,693	45,295	1,808
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,326	129,682	129,457	4,927
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/17/30	319	48,659	50,070	3,718
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/17/30	107	30,677	33,441	4,222
Certara, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,639	17,490	20,029	3,355
Cigna Group (The)	USFF +0.250%	Weekly	MS	09/13/29	378	102,991	108,958	12,101
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,005	51,430	47,265	(1,665)
CorVel Corp.	USFF +0.250%	Weekly	MS	01/17/30	325	31,596	25,161	(5,010)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/18/30	44	3,300	3,317	311
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	22	6,994	7,109	439
Embecta Corp.	USFF +0.250%	Weekly	MS	07/18/30	753	10,734	10,625	416
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	61	4,505	4,581	277
Haemonetics Corp.	USFF +0.250%	Weekly	MS	07/18/30	380	20,596	18,521	(1,147)
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/17/30	723	67,484	68,519	3,986
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,131	74,310	76,331	5,393
Humana, Inc.	USFF +0.250%	Weekly	MS	07/18/30	493	129,615	128,264	4,858
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/17/30	454	56,994	54,462	40
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	43	27,543	27,472	1,171
Insulet Corp.	USFF +0.250%	Weekly	MS	07/18/30	265	82,149	81,813	3,373
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	614	100,377	105,602	9,705
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	540	28,805	27,697	184
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/18/30	76	6,875	6,651	85
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,987	17,989	16,428	(751)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	234	21,607	22,286	1,822
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	322	$26,565	$26,800	$1,432
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	129	23,274	24,685	2,447
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,365	45,599	56,364	12,930
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/17/30	418	104,292	105,888	6,305
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	878	17,803	21,862	4,934
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,304	27,895	28,062	1,424
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	42	6,987	8,004	1,541
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	4,863	136,854	143,215	12,420
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/18/30	279	76,622	76,371	3,146
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	3,143	56,871	40,356	(13,589)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/17/30	318	23,213	23,214	1,034
STERIS PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	217	49,201	53,694	6,904
Stryker Corp.	USFF +0.250%	Weekly	MS	07/18/30	16	5,873	5,915	317
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	116	13,702	13,015	(85)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	245	51,966	48,902	(774)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	185	50,312	55,113	7,890
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	4,361	167,517	165,369	5,417
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	22	2,160	2,167	106
					40,831	2,295,127	2,291,503	103,316
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/18/30	139	4,343	4,105	(45)
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	616	53,960	53,980	2,495
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/18/30	343	28,166	27,419	530
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7,441	144,234	120,767	(16,953)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	750	96,320	93,255	5,035
Oil-Dri Corp. of America	USFF +0.250%	Weekly	MS	07/18/30	1	61	61	—
Olaplex Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	11	15	14	(3)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	09/13/29	413	65,980	63,457	1,336
WD-40 Co.	USFF +0.250%	Weekly	MS	07/18/30	6	1,180	1,186	55
					9,720	394,259	364,244	(7,550)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,443	$240,413	$234,011	$4,771
Ball Corp.	USFF +0.250%	Weekly	MS	07/18/30	487	24,694	24,555	1,000
Cabot Corp.	USFF +0.250%	Weekly	MS	07/18/30	379	28,942	28,823	1,185
Century Aluminum Co.	USFF +0.250%	Weekly	MS	07/18/30	499	10,775	14,651	5,806
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	358	29,989	32,113	4,123
Coeur Mining, Inc.	USFF +0.250%	Weekly	MS	07/18/30	596	10,755	11,181	909
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,513	29,707	29,050	650
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/18/30	929	63,788	62,828	1,919
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	891	83,043	86,062	6,906
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/17/30	902	50,722	70,266	22,939
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8	2,085	2,191	201
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,514	96,407	98,599	6,545
Gold Royalty Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	160	621	618	21
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	100	5,971	5,976	272
HB Fuller Co.	USFF +0.250%	Weekly	MS	07/18/30	153	8,731	9,070	622
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,086	47,281	59,936	14,789
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,105	71,641	68,002	(154)
James Hardie Industries PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	2,625	51,256	50,426	1,319
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	136	58,063	64,600	10,754
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/18/30	157	8,267	7,699	(197)
Materion Corp.	USFF +0.250%	Weekly	MS	07/18/30	49	5,429	5,920	741
Methanex Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	433	14,265	17,216	3,815
NewMarket Corp.	USFF -0.250%	Weekly	MS	01/05/26	2	971	1,656	1,068
Novagold Resources, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	56	480	493	31
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	713	40,491	41,860	3,643
Olin Corp.	USFF +0.250%	Weekly	MS	07/18/30	319	7,388	7,972	927
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/18/30	193	37,245	42,060	6,951
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	2,710	61,395	104,958	49,049
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,017	61,808	71,301	12,966
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	234	5,500	5,714	460
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	09/13/29	3,052	29,256	24,904	(2,178)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	279	$29,716	$36,702	$8,437
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	80	21,619	24,610	4,022
					26,178	1,238,714	1,346,023	174,312
Media & Entertainment
Angi, Inc.	USFF +0.250%	Weekly	MS	01/17/30	189	2,879	3,073	321
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/18/30	132	21,107	23,371	3,214
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/17/30	740	22,914	27,550	6,468
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	12,986	438,280	408,020	(7,296)
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	1,664	33,554	38,056	6,015
IAC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,500	151,634	153,315	8,528
Integral Ad Science Holding Corp.	USFF +0.250%	Weekly	MS	07/18/30	537	4,704	5,461	976
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/18/30	7	179	195	81
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	702	29,563	28,410	602
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/17/30	387	12,106	17,508	6,079
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	632	23,250	22,322	120
MediaAlpha, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	25	293	285	1
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	272	198,200	199,751	10,646
Netflix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	61	73,082	73,134	3,350
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	07/18/30	291	16,248	16,703	1,193
News Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	503	14,693	15,447	1,469
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	132	19,589	26,102	7,878
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	75	5,276	6,115	1,147
Paramount Skydance Corp., Class B	USFF +0.250%	Weekly	MS	07/18/30	1,717	24,464	32,486	9,318
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	537	8,185	8,307	489
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	81	21,261	18,629	(1,675)
ROBLOX Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	409	57,077	56,655	2,153
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/17/30	87	1,750	1,814	161
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/18/30	158	2,565	2,569	117
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	146	16,425	16,717	1,090
Webtoon Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/18/30	137	2,429	2,659	337
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Yelp, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,815	$99,783	$87,828	$(7,651)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	637	19,779	24,270	5,393
					30,559	1,321,269	1,316,752	60,524
Pharmaceuticals, Biotechnology & Life Sciences
ACADIA Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,372	29,727	29,278	892
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,338	62,593	79,856	20,089
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	207	19,280	18,961	549
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	293	6,234	10,106	4,217
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	30	335	331	9
Azenta, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,975	59,114	56,722	276
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,837	88,733	74,663	(10,064)
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/18/30	709	97,562	99,317	6,160
BioLife Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	633	13,434	16,148	3,351
BioMarin Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,400	191,420	184,144	1,369
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	291	81,263	81,593	3,999
Bio-Techne Corp.	USFF +0.250%	Weekly	MS	07/18/30	422	21,856	23,476	2,632
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/18/30	1,015	45,034	45,776	2,162
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	89	1,714	1,753	120
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	83	7,978	12,986	5,421
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	24	832	840	42
CorMedix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	775	8,727	9,013	678
Danaher Corp.	USFF +0.250%	Weekly	MS	07/18/30	243	47,256	48,177	3,136
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/18/30	224	25,112	24,864	852
GRAIL, Inc.	USFF +0.250%	Weekly	MS	07/18/30	74	3,640	4,376	897
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,183	$34,423	$32,603	$(267)
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/18/30	212	20,309	20,134	710
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,909	34,768	34,839	1,639
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	314	44,240	59,641	17,396
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/18/30	466	81,312	86,406	9,265
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	225	35,947	39,856	5,530
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	585	45,390	49,099	6,621
Niagen Bioscience, Inc.	USFF +0.250%	Weekly	MS	07/18/30	534	5,193	4,982	12
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8,849	214,217	225,473	21,021
Prestige Consumer Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/17/30	379	29,288	23,650	(4,411)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	207	115,485	116,390	6,216
SIGA Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	31	282	284	12
Syndax Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,119	17,387	17,216	602
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	87	1,209	1,270	113
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	07/18/30	58	27,330	28,131	2,055
Waters Corp.	USFF +0.250%	Weekly	MS	01/17/30	93	27,233	27,882	1,876
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/08/27	1,165	173,177	170,463	5,201
					44,450	1,719,034	1,760,699	120,378
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/18/30	114	17,268	18,444	1,953
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,010	61,306	58,692	152
Ambarella, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	105	8,996	8,665	72
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	679	151,703	166,830	23,710
Astera Labs, Inc.	USFF +0.250%	Weekly	MS	07/18/30	97	19,243	18,993	616
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/18/30	664	215,641	219,060	13,474
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	968	145,849	140,950	700
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/18/30	197	9,688	10,482	1,232
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/18/30	23	2,173	3,080	1,009
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	145	$9,371	$9,312	$361
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,739	256,698	290,969	45,963
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6	2,866	5,524	2,808
NVIDIA Corp.	USFF +0.250%	Weekly	MS	07/18/30	592	106,305	110,455	8,956
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/18/30	171	37,999	38,942	2,730
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/18/30	70	3,468	3,452	138
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/07/27	193	18,853	24,939	8,135
Penguin Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,319	31,570	34,663	4,523
Power Integrations, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,338	66,717	53,801	(9,546)
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	226	19,576	20,584	1,950
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/17/30	792	122,030	131,757	16,022
Rigetti Computing, Inc.	USFF +0.250%	Weekly	MS	07/18/30	665	19,476	19,810	1,102
Semtech Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,189	70,097	84,954	18,576
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/17/30	282	35,142	36,979	3,448
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,321	143,147	178,671	45,103
					15,905	1,575,182	1,690,008	193,187
Software & Services
A10 Networks, Inc.	USFF +0.250%	Weekly	MS	07/18/30	500	8,610	9,075	856
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	563	131,447	138,836	16,322
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/17/30	951	82,743	78,030	(348)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	941	30,774	28,766	(650)
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,185	60,520	56,110	(1,679)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,393	23,355	20,909	(1,654)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	587	37,258	37,750	2,172
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	13,376	58,286	65,275	9,619
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7	2,447	2,459	119
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	27	2,399	2,407	113
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	522	36,514	35,011	210
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/18/30	70	$6,652	$6,596	$242
Docebo, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	7	202	191	(4)
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	240	17,270	17,369	911
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	09/13/29	559	89,216	84,292	(970)
EverCommerce, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8	90	89	—
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,095	166,703	173,037	16,947
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/18/30	307	19,793	17,616	(1,529)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	569	135,195	130,790	1,701
I3 Verticals, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	328	10,206	10,647	899
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,790	49,997	48,581	750
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/18/30	20	4,100	4,100	182
Meridianlink, Inc.	USFF +0.250%	Weekly	MS	07/18/30	16	319	319	11
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/17/30	81	39,827	41,954	4,037
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/18/30	20	6,341	6,208	122
Okta, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,765	160,721	161,850	8,063
OneSpan, Inc.	USFF +0.250%	Weekly	MS	01/17/30	329	4,628	5,228	893
Oracle Corp.	USFF +0.250%	Weekly	MS	07/18/30	426	102,554	119,808	21,885
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	161	29,580	32,783	4,559
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3	134	173	55
Porch Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	31	521	520	20
PTC, Inc.	USFF +0.250%	Weekly	MS	09/17/29	752	155,210	152,671	4,470
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	285	24,265	20,631	(2,571)
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/18/30	47	6,300	6,220	183
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,432	95,726	97,263	5,858
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	29	16,058	14,462	(857)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	397	355,820	365,351	25,604
Snowflake, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	126	28,750	28,419	965
SoundHound AI, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	13,275	200,416	213,462	21,588
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,589	20,424	19,987	476
Teradata Corp.	USFF +0.250%	Weekly	MS	01/17/30	514	10,881	11,056	664
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	221	122,013	115,618	(885)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/17/30	428	107,351	119,656	17,726
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,367	$10,023	$11,647	$2,074
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,395	106,769	115,087	13,139
					57,734	2,578,408	2,628,309	172,288
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF +0.250%	Weekly	MS	07/18/30	98	14,078	16,674	3,718
Apple, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,710	312,546	435,417	138,225
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/17/30	52	11,792	9,286	(2,865)
Calix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	188	10,585	11,538	1,428
CDW Corp.	USFF +0.250%	Weekly	MS	01/17/30	154	22,579	24,529	3,188
Ciena Corp.	USFF +0.250%	Weekly	MS	07/18/30	543	74,219	79,099	10,020
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,464	88,783	100,167	15,800
CommScope Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,476	14,318	38,328	24,654
CompoSecure, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	811	9,129	16,885	9,143
Corning, Inc.	USFF +0.250%	Weekly	MS	07/18/30	146	11,217	11,976	1,301
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	07/18/30	362	3,148	3,229	221
CTS Corp.	USFF +0.250%	Weekly	MS	07/18/30	26	1,028	1,038	55
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	55	1,151	1,151	48
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	07/18/30	305	36,785	43,240	8,432
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/18/30	128	7,394	7,300	237
ePlus, Inc.	USFF +0.250%	Weekly	MS	09/13/29	576	36,589	40,902	6,104
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,198	24,623	24,739	1,225
Harmonic, Inc.	USFF +0.250%	Weekly	MS	01/17/30	917	8,325	9,335	1,390
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,294	83,179	89,696	11,138
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/17/30	494	100,990	107,282	10,854
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	358	57,923	62,621	7,351
Kimball Electronics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	9	267	269	11
Knowles Corp.	USFF +0.250%	Weekly	MS	01/17/30	256	3,454	5,967	2,756
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/17/30	100	16,856	25,901	9,925
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,118	23,562	28,878	6,416
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,947	46,958	57,690	12,850
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	5	501	501	20
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,124	18,529	30,404	13,044
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	502	29,658	40,391	12,125
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/18/30	644	75,199	74,131	2,326
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27	877	1,188	364
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,171	47,048	56,138	11,212
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,151	30,619	33,724	4,486
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	13	$400	$1,561	$1,403
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	131	39,501	38,928	1,208
					23,553	1,263,810	1,530,103	329,813
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF +0.250%	Weekly	MS	07/18/30	40	1,915	2,000	169
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,633	167,815	215,556	62,254
BCE, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	2,519	60,029	58,919	2,649
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	221	13,149	11,561	(984)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,907	36,480	33,296	(1,427)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/18/30	645	21,715	22,233	1,679
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	09/13/29	1,258	19,847	19,839	1,745
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	847	184,719	202,755	29,405
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,646	311,383	336,042	48,186
					22,716	817,052	902,201	143,676
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	585	29,574	35,550	8,039
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/18/30	44	5,882	5,826	206
CSX Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,205	39,095	42,790	5,662
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/18/30	674	38,551	38,249	1,425
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/17/30	124	13,017	15,201	2,865
FedEx Corp.	USFF +0.250%	Weekly	MS	07/18/30	263	61,549	62,018	3,257
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	418	57,026	56,083	1,630
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/18/30	169	20,890	20,713	620
Matson, Inc.	USFF +0.250%	Weekly	MS	01/17/30	341	34,571	33,619	816
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/18/30	137	38,019	41,156	4,858
Ryder System, Inc.	USFF +0.250%	Weekly	MS	01/17/30	157	26,600	29,616	4,437
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,649	30,917	31,285	1,761
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	688	61,699	60,585	1,936
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	09/13/29	483	31,103	47,320	17,629
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/17/30	92	$20,179	$21,746	$2,669
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	613	56,559	51,204	(1,893)
					8,642	565,231	592,961	55,917
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	27,607	159,313	148,250	(2,680)
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	50	6,861	6,959	408
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	100	16,514	17,075	1,304
Brookfield Infrastructure Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/17/30	1,231	48,273	50,619	5,634
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,220	46,290	47,336	3,185
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	07/18/30	335	33,591	33,674	1,582
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	22	7,238	7,240	326
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/18/30	215	29,610	30,407	2,289
Evergy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3	222	228	13
Eversource Energy	USFF +0.250%	Weekly	MS	07/18/30	70	4,445	4,980	990
Exelon Corp.	USFF +0.250%	Weekly	MS	07/18/30	256	11,225	11,523	853
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	07/18/30	27	1,220	1,237	(5,017)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	1,316	21,181	25,754	5,581
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,197	36,292	39,129	5,041
MGE Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	203	17,539	17,089	418
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/18/30	772	67,062	71,310	7,799
ReNew Energy Global PLC, Class A (United Kingdom)	USFF +0.250%	Weekly	MS	07/18/30	266	2,052	2,048	86
Vistra Corp.	USFF +0.250%	Weekly	MS	07/18/30	36	7,269	7,053	110
					35,926	516,197	521,911	27,922

Total Reference Entity — Long						28,233,872	29,823,695	3,028,081
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	09/19/30	(2,071)	$(176,746)	$(178,562)	$(2,376)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,899)	$(88,279)	$(46,127)	$42,946
General Motors Co.	USFF -0.250%	Weekly	MS	03/18/30	(2,237)	(132,228)	(136,390)	(4,582)
Gentherm, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(746)	(23,573)	(25,409)	(1,946)
Lear Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,663)	(469,568)	(469,144)	(5,285)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(7,007)	(283,875)	(331,992)	(53,580)
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,350)	(189,344)	(191,916)	(3,172)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,016)	(28,086)	(41,473)	(14,010)
Tesla, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(482)	(164,086)	(214,355)	(51,680)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,331)	(271,961)	(278,589)	(12,699)
					(29,802)	(1,827,746)	(1,913,957)	(106,384)
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	03/18/30	(1,024)	(155,491)	(158,904)	(4,599)
AAON, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,341)	(194,979)	(218,743)	(24,966)
AAR Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,035)	(142,763)	(182,478)	(40,957)
Acuity, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(110)	(31,296)	(37,883)	(6,707)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(215)	(61,072)	(67,701)	(6,825)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,533)	(94,825)	(81,709)	12,449
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,823)	(199,334)	(161,956)	36,190
American Woodmark Corp.	USFF -0.250%	Weekly	MS	03/18/30	(564)	(37,606)	(37,653)	(168)
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,620)	(68,873)	(70,583)	(2,523)
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,393)	(208,046)	(224,248)	(17,464)
Argan, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(300)	(81,104)	(81,015)	(169)
ATI, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,060)	(85,065)	(86,220)	(1,427)
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,934)	(126,458)	(121,339)	3,700
Atmus Filtration Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,057)	(45,918)	(47,660)	(2,078)
BlueLinx Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(417)	(32,905)	(30,474)	2,321
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,605)	(338,178)	(278,739)	57,125
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(898)	(134,448)	(165,564)	(31,894)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,318)	(79,990)	(84,630)	(5,225)
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(216)	(78,634)	(71,055)	7,071
Caterpillar, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,482)	(1,158,969)	(1,184,286)	(28,975)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(683)	(135,948)	(136,702)	(1,189)
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(103)	(80,251)	(84,994)	(4,999)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,273)	(352,668)	(309,021)	42,515
Cummins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(516)	(215,417)	(217,943)	(3,328)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	09/19/30	(65)	$(34,845)	$(35,291)	$(559)
Deere & Co.	USFF -0.250%	Weekly	MS	09/19/30	(365)	(170,462)	(166,900)	2,489
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(454)	(32,040)	(37,160)	(5,722)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,640)	(162,530)	(195,275)	(33,260)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(2,427)	(889,354)	(908,305)	(22,498)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(415)	(6,244)	(6,399)	(178)
Enerpac Tool Group Corp.	USFF -0.250%	Weekly	MS	09/17/29	(558)	(25,959)	(22,878)	3,036
EnerSys	USFF -0.250%	Weekly	MS	07/16/29	(4,639)	(457,423)	(524,021)	(73,147)
Enovix Corp.	USFF -1.140%	Weekly	MS	03/18/30	(6,691)	(62,479)	(66,709)	(4,430)
Esab Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,818)	(436,962)	(426,623)	8,898
Eve Holding, Inc.	USFF -3.240%	Weekly	MS	03/18/30	(1,384)	(5,510)	(5,273)	217
Everus Construction Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,026)	(51,060)	(87,980)	(37,083)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	03/18/30	(279)	(29,785)	(33,198)	(4,362)
Fluence Energy, Inc.	USFF -1.090%	Weekly	MS	09/17/29	(17,115)	(129,770)	(184,842)	(55,484)
Fluor Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,081)	(47,888)	(45,478)	2,256
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(773)	(72,070)	(73,590)	(1,959)
Gates Industrial Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(4,014)	(99,245)	(99,627)	(712)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(899)	(135,829)	(157,145)	(23,927)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(948)	(60,242)	(59,534)	514
Griffon Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,296)	(101,799)	(98,690)	2,756
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,010)	(651,916)	(584,467)	63,789
Hexcel Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,818)	(172,719)	(176,689)	(5,458)
Howmet Aerospace, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(808)	(154,443)	(158,554)	(4,663)
Hyster-Yale, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(138)	(5,098)	(5,087)	(31)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(313)	(89,324)	(124,464)	(35,426)
Intuitive Machines, Inc.	USFF -0.790%	Weekly	MS	03/18/30	(7,832)	(66,794)	(82,393)	(15,813)
ITT, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(229)	(41,430)	(40,936)	360
JBT Marel Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,411)	(187,865)	(198,175)	(11,369)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,864)	(165,229)	(164,594)	(106)
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,526)	(108,196)	(114,680)	(6,829)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(894)	(92,392)	(86,825)	5,272
Lockheed Martin Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,877)	(833,594)	(937,017)	(118,416)
MasTec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,518)	(1,004,017)	(1,174,286)	(175,004)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(12,071)	(162,860)	(158,975)	3,284
Middleby Corp. (The)	USFF -0.250%	Weekly	MS	03/18/30	(2,710)	(377,678)	(360,240)	16,653
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(983)	(197,975)	(204,140)	(7,999)
NEXTracker, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(9,676)	(670,978)	(715,927)	(47,068)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
NuScale Power Corp.	USFF -3.940%	Weekly	MS	03/18/30	(2,471)	$(99,641)	$(88,956)	$10,262
Oshkosh Corp.	USFF -0.250%	Weekly	MS	03/18/30	(994)	(126,519)	(128,922)	(3,775)
Powell Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(409)	(94,334)	(124,667)	(30,727)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(6,079)	(116,055)	(86,443)	28,152
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(1,721)	(680,163)	(713,217)	(35,200)
QXO, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(28,609)	(582,717)	(545,288)	35,589
Redwire Corp.	USFF -4.540%	Weekly	MS	03/18/30	(22,861)	(221,408)	(205,520)	15,186
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(46,354)	(292,228)	(343,483)	(52,180)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(935)	(184,955)	(156,575)	27,748
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,107)	(347,264)	(351,530)	(5,599)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,855)	(50,548)	(50,623)	(237)
Standex International Corp.	USFF -0.250%	Weekly	MS	09/17/29	(295)	(53,320)	(62,511)	(9,832)
Terex Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,147)	(288,805)	(264,041)	20,883
Thermon Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(161)	(4,335)	(4,302)	17
Timken Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(4,339)	(333,011)	(326,206)	3,518
Trex Co., Inc.	USFF -0.250%	Weekly	MS	09/17/29	(570)	(44,334)	(29,452)	16,921
UFP Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,446)	(351,061)	(322,167)	26,297
Watsco, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(417)	(202,204)	(168,593)	31,951
WESCO International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(291)	(55,384)	(61,547)	(6,472)
					(282,146)	(16,262,528)	(16,697,910)	(531,599)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(7,397)	(361,952)	(341,150)	18,206
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(21,785)	(258,225)	(215,889)	41,519
Brady Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(650)	(51,205)	(50,720)	321
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,254)	(59,767)	(57,004)	2,572
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(731)	(358,315)	(364,608)	(7,733)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,170)	(523,381)	(490,530)	31,198
CBIZ, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,490)	(120,365)	(78,910)	42,125
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,665)	(49,773)	(85,248)	(36,166)
Clarivate PLC (Jersey)	USFF -0.264%	Weekly	MS	07/11/28	(56,196)	(312,707)	(215,231)	96,463
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
CRA International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(262)	$(54,461)	$(54,635)	$(348)
Dayforce, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(12,677)	(872,101)	(873,319)	(3,971)
Enviri Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,931)	(44,373)	(49,884)	(5,654)
First Advantage Corp.	USFF +0.250%	Weekly	MS	09/13/29	(1,842)	(27,056)	(28,348)	(1,380)
Innodata, Inc.	USFF -1.090%	Weekly	MS	03/18/30	(1,627)	(102,656)	(125,393)	(23,064)
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,808)	(397,501)	(285,754)	103,369
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,335)	(279,705)	(240,097)	39,063
Maximus, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,038)	(486,157)	(551,692)	(68,709)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,899)	(71,263)	(51,428)	17,656
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,077)	(40,135)	(29,574)	10,581
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,397)	(239,828)	(240,382)	(1,941)
Parsons Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,481)	(418,914)	(454,485)	(36,895)
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	(420)	(49,095)	(45,511)	3,949
Science Applications International Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,206)	(431,503)	(417,950)	12,189
Steelcase, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(8,233)	(138,080)	(141,608)	(3,963)
TaskUS, Inc., Class A	USFF -0.840%	Weekly	MS	03/18/30	(169)	(2,991)	(3,017)	(38)
TELUS International CDA, Inc. (Canada)	USFF -0.690%	Weekly	MS	03/18/30	(953)	(4,273)	(4,269)	(13)
TransUnion	USFF -0.250%	Weekly	MS	03/18/30	(1,511)	(148,662)	(126,592)	24,873
UL Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,045)	(72,590)	(74,049)	(1,690)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,248)	(59,882)	(55,526)	4,200
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(22,136)	(178,714)	(100,276)	77,801
WNS Holdings Ltd. (Jersey)	USFF -0.250%	Weekly	MS	03/18/30	(3,675)	(274,820)	(280,292)	(6,432)
					(193,308)	(6,490,450)	(6,133,371)	328,088
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	03/18/30	(543)	(52,755)	(46,454)	7,747
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,286)	(107,636)	(114,346)	(7,440)
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(23,041)	(427,155)	(394,232)	31,573
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(164)	(42,681)	(40,090)	2,812
AutoZone, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(105)	(440,360)	(450,475)	(11,507)
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(119)	(35,193)	(30,286)	4,793
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(17,718)	(323,540)	(279,767)	40,274
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(563)	$(131,411)	$(125,110)	$3,264
Etsy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,351)	(603,756)	(620,813)	(18,964)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,612)	(217,310)	(192,504)	24,522
Gap, Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(7,124)	(170,919)	(152,382)	20,140
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	03/12/29	(229)	(100,141)	(100,190)	(609)
Guess?, Inc.	USFF -0.790%	Weekly	MS	03/18/30	(1,440)	(24,176)	(24,062)	(124)
Pool Corp.	USFF -0.250%	Weekly	MS	09/17/29	(230)	(73,774)	(71,316)	1,943
RealReal, Inc. (The)	USFF -0.250%	Weekly	MS	09/17/29	(10,937)	(64,466)	(116,260)	(53,473)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,764)	(96,819)	(116,123)	(19,613)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(1,127)	(105,696)	(108,102)	(2,741)
Ulta Beauty, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,918)	(1,006,760)	(1,048,667)	(45,224)
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,222)	(101,463)	(99,766)	(273)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	03/18/30	(3,863)	(84,008)	(104,842)	(21,102)
Williams-Sonoma, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,555)	(314,916)	(303,925)	10,195
Winmark Corp.	USFF -0.250%	Weekly	MS	03/18/30	(53)	(26,710)	(26,382)	241
					(97,964)	(4,551,645)	(4,566,094)	(33,566)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	03/18/30	(943)	(72,275)	(74,016)	(2,125)
Beazer Homes USA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(179)	(4,411)	(4,394)	—
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(91)	(52,004)	(52,846)	(1,010)
Crocs, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(93)	(7,751)	(7,770)	(46)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(14,361)	(85,361)	(96,075)	(11,107)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(315)	(75,787)	(77,559)	(2,108)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(701)	(39,945)	(40,518)	(702)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(380)	(67,594)	(67,613)	(235)
Mattel, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(17,249)	(316,773)	(290,301)	26,070
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,381)	(283,691)	(306,959)	(25,026)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(21,427)	(117,232)	(112,277)	2,723
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,869)	(110,793)	(75,769)	32,970
PVH Corp.	USFF -0.250%	Weekly	MS	09/19/30	(352)	(30,242)	(29,487)	680
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	03/18/30	(659)	(204,922)	(206,636)	(2,957)
Somnigroup International, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(434)	(31,121)	(36,599)	(7,383)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	03/18/30	(3,364)	(98,995)	(112,627)	(14,459)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	09/19/30	(139)	$(5,851)	$(6,042)	$(212)
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,336)	(45,596)	(45,384)	65
Under Armour, Inc., Class C	USFF -0.258%	Weekly	MS	03/18/30	(12,487)	(61,715)	(60,312)	1,205
VF Corp.	USFF -0.250%	Weekly	MS	03/18/30	(20,849)	(270,044)	(300,851)	(34,974)
					(99,609)	(1,982,103)	(2,004,035)	(38,631)
Consumer Services
Adtalem Global Education, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(56)	(8,593)	(8,649)	(86)
Aramark	USFF -0.250%	Weekly	MS	03/18/30	(16,513)	(650,322)	(634,099)	14,080
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,581)	(38,011)	(25,676)	10,601
Brightstar Lottery PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(11,678)	(185,912)	(201,446)	(30,045)
Cava Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,735)	(119,500)	(104,811)	14,309
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,855)	(90,095)	(68,562)	21,246
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,759)	(107,543)	(68,263)	38,937
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(483)	(109,020)	(103,241)	5,955
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,873)	(163,174)	(138,774)	23,883
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,675)	(238,045)	(237,733)	(735)
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,206)	(165,256)	(131,058)	33,674
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,212)	(63,473)	(61,051)	2,249
Light & Wonder, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,253)	(229,115)	(189,117)	39,828
Lincoln Educational Services Corp.	USFF -0.250%	Weekly	MS	03/18/30	(521)	(11,489)	(12,244)	(794)
MGM Resorts International	USFF +0.250%	Weekly	MS	01/12/29	(1,261)	(49,384)	(43,706)	5,823
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(3,975)	(93,883)	(97,904)	(4,320)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	03/18/30	(6,188)	(121,132)	(130,814)	(10,549)
Perdoceo Education Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,896)	(65,813)	(71,403)	(5,987)
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(15,493)	(394,841)	(352,001)	41,592
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(13,748)	(166,026)	(109,709)	55,791
Udemy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,870)	(48,072)	(48,159)	(241)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(959)	$(30,402)	$(31,215)	$(912)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(11,968)	(681,959)	(743,931)	(64,126)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	03/18/30	(1,201)	(151,949)	(154,052)	(2,585)
					(124,959)	(3,983,009)	(3,767,618)	187,588
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(1,177)	(76,854)	(81,872)	(5,540)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,653)	(146,364)	(171,978)	(26,079)
Walmart, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,792)	(692,280)	(699,984)	(12,096)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(854)	(64,562)	(61,377)	2,698
					(10,476)	(980,060)	(1,015,211)	(41,017)
Energy
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(25,101)	(627,515)	(660,407)	(41,878)
Atlas Energy Solutions, Inc.	USFF -1.140%	Weekly	MS	01/12/29	(6,360)	(136,351)	(72,313)	56,127
Borr Drilling Ltd. (Bermuda)	USFF -0.810%	Weekly	MS	09/17/29	(16,257)	(41,612)	(43,731)	(2,453)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(747)	(24,891)	(26,952)	(2,166)
BW LPG Ltd. (Singapore)	USFF -2.190%	Weekly	MS	09/17/29	(5,639)	(67,727)	(80,525)	(15,201)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(711)	(32,534)	(28,063)	4,583
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(21,656)	(665,580)	(692,126)	(36,505)
ConocoPhillips	USFF -0.250%	Weekly	MS	09/17/29	(3,143)	(299,264)	(297,296)	(1,268)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,469)	(545,350)	(623,512)	(81,955)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,645)	(197,479)	(180,804)	14,263
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/31/26	(45,144)	(403,310)	(402,684)	(6,656)
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,419)	(43,642)	(78,061)	(35,583)
Denison Mines Corp. (Canada)	USFF -0.263%	Weekly	MS	03/18/30	(51,317)	(106,896)	(141,122)	(37,780)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(6,667)	(972,510)	(954,048)	8,066
Dorian LPG Ltd. (Marshall Islands)	USFF -0.250%	Weekly	MS	03/18/30	(4,660)	(132,564)	(138,868)	(9,579)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(900)	(92,628)	(101,754)	(11,233)
Expro Group Holdings NV (Netherlands)	USFF -0.250%	Weekly	MS	01/12/29	(6,011)	(121,685)	(71,411)	51,096
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Helix Energy Solutions Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,752)	$(47,843)	$(50,853)	$(3,164)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(19,098)	(369,736)	(421,875)	(55,449)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,575)	(97,246)	(110,056)	(37,668)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(77)	(945)	(950)	(11)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,627)	(432,342)	(506,328)	(77,285)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,999)	(207,815)	(179,675)	25,796
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	03/18/30	(3,535)	(85,299)	(100,429)	(15,853)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(33,656)	(270,061)	(228,524)	40,683
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(3,693)	(11,875)	(11,596)	50
ONEOK, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,996)	(527,510)	(437,528)	70,027
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(1,670)	(71,649)	(67,568)	279
Permian Resources Corp.	USFF -0.250%	Weekly	MS	03/18/30	(42,158)	(586,040)	(539,622)	39,610
Phillips 66	USFF -0.250%	Weekly	MS	03/18/30	(2,640)	(322,792)	(359,093)	(39,671)
RPC, Inc.	USFF -0.258%	Weekly	MS	09/19/30	(916)	(4,372)	(4,360)	(5)
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	03/18/30	(9,382)	(225,706)	(163,810)	61,182
Seadrill Ltd. (Bermuda)	USFF -0.690%	Weekly	MS	09/17/29	(16,526)	(443,355)	(499,250)	(57,682)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(20,004)	(192,597)	(213,843)	(24,896)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(9,102)	(90,575)	(68,538)	14,716
SM Energy Co.	USFF -0.250%	Weekly	MS	09/17/29	(18,467)	(488,433)	(461,121)	22,718
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(110)	(634)	(633)	(3)
Weatherford International PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(25)	(1,713)	(1,711)	(6)
					(415,854)	(8,990,076)	(9,021,040)	(184,754)
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,364)	(421,360)	(387,656)	35,924
Chime Financial, Inc., Class A	USFF -1.740%	Weekly	MS	03/18/30	(5,324)	(123,747)	(107,385)	15,968
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,896)	(640,769)	(639,881)	(1,135)
MSCI, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(444)	(255,326)	(251,930)	2,500
Paysafe Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/17/29	(3,834)	(61,677)	(49,535)	11,944
					(16,862)	(1,502,879)	(1,436,387)	65,201
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(3,462)	$(283,939)	$(281,288)	$131
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(922)	(30,492)	(28,462)	1,949
Hershey Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(827)	(158,660)	(154,690)	3,771
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(9,138)	(1,002,781)	(992,387)	7,229
Marzetti Company (The)	USFF -0.250%	Weekly	MS	03/18/30	(1,473)	(257,985)	(254,520)	1,013
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(271)	(3,373)	(3,257)	102
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(12,721)	(805,683)	(794,681)	1,348
Primo Brands Corp.	USFF -0.250%	Weekly	MS	09/17/29	(37,283)	(1,001,409)	(823,954)	171,763
TreeHouse Foods, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,567)	(65,204)	(72,089)	(7,094)
Universal Corp.	USFF -0.250%	Weekly	MS	03/18/30	(580)	(32,140)	(32,405)	(201)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,526)	(100,022)	(91,441)	7,515
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(11,254)	(406,676)	(477,957)	(72,567)
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,303)	(144,732)	(135,918)	7,503
					(92,327)	(4,293,096)	(4,143,049)	122,462
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	09/19/30	(1,353)	(184,575)	(181,221)	2,991
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,285)	(527,344)	(304,177)	221,192
Addus HomeCare Corp.	USFF -0.250%	Weekly	MS	09/19/30	(59)	(6,896)	(6,961)	(90)
Alcon AG (Switzerland)	USFF -0.250%	Weekly	MS	03/18/30	(4,291)	(347,792)	(319,722)	27,394
Alignment Healthcare, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,643)	(78,039)	(98,470)	(22,045)
Artivion, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,187)	(36,556)	(50,258)	(14,240)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,237)	(69,529)	(63,419)	5,894
Bausch + Lomb Corp. (Canada)	USFF -0.990%	Weekly	MS	03/18/30	(8,647)	(114,458)	(130,310)	(16,217)
Brookdale Senior Living, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,751)	(21,044)	(31,771)	(11,079)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,253)	(25,784)	(28,531)	(2,831)
Centene Corp.	USFF -0.250%	Weekly	MS	09/19/30	(15,755)	(540,955)	(562,138)	(22,892)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(21,528)	(297,966)	(273,190)	20,588
Dexcom, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(456)	(37,245)	(30,684)	8,280
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,514)	(241,813)	(257,049)	(16,002)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,591)	(175,155)	(108,951)	66,342
Evolent Health, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(26,685)	(283,567)	(225,755)	56,915
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Glaukos Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,540)	$(539,059)	$(451,787)	$85,569
GoodRx Holdings, Inc., Class A	USFF -0.245%	Weekly	MS	01/12/29	(15,488)	(110,318)	(65,514)	44,452
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,196)	(218,033)	(212,119)	5,224
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,545)	(143,098)	(144,352)	(1,709)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(9,374)	(859,475)	(695,551)	161,211
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,639)	(176,917)	(169,358)	7,096
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(24,610)	(522,784)	(352,661)	168,204
McKesson Corp.	USFF -0.250%	Weekly	MS	09/19/30	(89)	(68,213)	(68,756)	(747)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(98,048)	(674,637)	(559,854)	112,652
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	(24,931)	(199,300)	(192,467)	6,201
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(20,693)	(437,028)	(267,354)	168,293
OPKO Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,741)	(11,796)	(13,549)	(1,793)
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,161)	(149,673)	(143,269)	5,956
Phreesia, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,854)	(44,427)	(43,606)	678
PROCEPT BioRobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	(2,526)	(104,293)	(90,153)	13,808
RadNet, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,559)	(93,847)	(118,811)	(26,408)
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,450)	(87,381)	(29,087)	58,016
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	09/17/29	(3,051)	(54,796)	(81,980)	(27,822)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,276)	(377,156)	(265,653)	110,952
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(786)	(9,321)	(9,542)	(253)
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(23,420)	(208,006)	(181,037)	26,365
Tenet Healthcare Corp.	USFF -0.250%	Weekly	MS	03/18/30	(950)	(185,683)	(192,888)	(7,794)
UnitedHealth Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,107)	(712,585)	(727,547)	(32,367)
					(382,269)	(8,976,544)	(7,749,502)	1,179,984
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	03/18/30	(5,214)	(146,899)	(106,157)	39,230
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(790)	(107,141)	(104,659)	2,141
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,617)	(46,080)	(40,247)	5,377
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,247)	(652,680)	(638,606)	10,689
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(45)	$(1,099)	$(1,101)	$(9)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,318)	(350,142)	(279,355)	65,697
					(20,231)	(1,304,041)	(1,170,125)	123,125
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(610)	(186,338)	(166,359)	17,580
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,010)	(173,281)	(81,891)	87,767
Allied Gold Corp. (Canada)	USFF -3.840%	Weekly	MS	03/18/30	(128)	(1,865)	(2,241)	(386)
Almonty Industries, Inc. (Canada)	USFF -5.290%	Weekly	MS	03/18/30	(930)	(4,698)	(5,608)	(928)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	03/18/30	(77,964)	(655,110)	(637,746)	9,256
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(206)	(28,836)	(27,534)	1,209
Ashland, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,326)	(173,979)	(159,349)	11,879
ASP Isotopes, Inc.	USFF -2.240%	Weekly	MS	03/18/30	(9,784)	(89,886)	(94,122)	(4,523)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -1.890%	Weekly	MS	09/19/30	(605)	(3,157)	(3,176)	(32)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(1,533)	(44,191)	(43,874)	172
Chemours Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(2,691)	(50,813)	(42,625)	6,492
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(9,964)	(114,947)	(121,561)	(6,979)
Commercial Metals Co.	USFF -0.250%	Weekly	MS	03/18/30	(725)	(36,582)	(41,528)	(5,206)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(2,447)	(274,977)	(293,395)	(19,732)
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(15,342)	(474,723)	(351,792)	109,765
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(432)	(96,280)	(100,673)	(4,916)
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	03/18/30	(4,631)	(312,599)	(291,985)	16,228
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,555)	(94,272)	(92,462)	1,510
Equinox Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(3,656)	(23,689)	(41,020)	(21,814)
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(2,420)	(37,405)	(48,957)	(11,673)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(6,518)	(57,159)	(80,106)	(26,482)
FMC Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,487)	(229,112)	(184,528)	39,056
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(850)	(151,013)	(189,474)	(40,897)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	09/17/29	(10,323)	(260,365)	(202,021)	55,346
Hawkins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,219)	(172,483)	(222,736)	(51,502)
Innospec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,440)	(123,466)	(111,110)	11,814
International Paper Co.	USFF -0.250%	Weekly	MS	03/18/30	(11,557)	(561,802)	(536,245)	20,547
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,358)	$(95,234)	$(104,783)	$(10,957)
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(2,374)	(237,328)	(182,489)	54,087
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(632)	(3,812)	(3,628)	152
Lithium Americas Corp. (Canada)	USFF -6.340%	Weekly	MS	03/18/30	(11,165)	(31,067)	(63,752)	(32,786)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(548)	(32,923)	(34,042)	(1,367)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(23,838)	(772,008)	(826,702)	(62,006)
New Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(47,023)	(283,025)	(337,625)	(55,496)
Nucor Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,289)	(322,326)	(309,999)	10,259
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,156)	(41,426)	(40,933)	359
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(17,481)	(185,177)	(188,795)	(4,205)
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(9,325)	(152,183)	(188,645)	(38,163)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	03/18/30	(509)	(67,360)	(67,061)	84
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(8,368)	(204,604)	(277,734)	(75,451)
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(187)	(22,933)	(22,044)	1,064
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	09/17/29	(1,526)	(103,365)	(86,906)	14,277
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,115)	(122,698)	(104,643)	17,107
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(11,681)	(558,489)	(502,400)	52,254
Sonoco Products Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,847)	(228,204)	(208,857)	13,013
Southern Copper Corp.	USFF -0.250%	Weekly	MS	09/19/30	(582)	(69,742)	(70,632)	(1,112)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(546)	(74,786)	(76,129)	(3,031)
Stepan Co.	USFF -0.250%	Weekly	MS	03/18/30	(200)	(9,673)	(9,540)	100
Sylvamo Corp.	USFF -0.250%	Weekly	MS	03/18/30	(680)	(29,756)	(30,070)	(410)
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(62,563)	(159,129)	(264,641)	(106,798)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(610)	(26,630)	(26,773)	(166)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,270)	(34,520)	(49,073)	(15,248)
Tronox Holdings PLC (United Kingdom)	USFF -0.252%	Weekly	MS	03/18/30	(15,715)	(68,533)	(63,174)	5,104
Vizsla Silver Corp. (Canada)	USFF -0.970%	Weekly	MS	03/18/30	(11,129)	(37,892)	(48,077)	(10,308)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,867)	(192,424)	(182,456)	8,336
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(861)	(62,642)	(58,531)	3,513
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Westlake Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,670)	$(311,447)	$(282,810)	$24,459
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(60)	(1,819)	(1,823)	(13)
					(434,528)	(8,976,183)	(8,888,885)	(19,798)
Media & Entertainment
Cars.com, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,255)	(65,670)	(64,216)	1,222
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(13,295)	(589,471)	(1,015,206)	(430,352)
fuboTV, Inc.	USFF -0.709%	Weekly	MS	09/17/29	(29,974)	(108,967)	(124,392)	(16,249)
Getty Images Holdings, Inc.	USFF -14.228%	Weekly	MS	03/18/30	(350)	(706)	(693)	7
Grindr, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,859)	(68,124)	(42,942)	25,034
Ibotta, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,978)	(97,417)	(55,087)	42,020
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,646)	(263,092)	(268,956)	(6,887)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,911)	(383,961)	(433,797)	(51,050)
Magnite, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,364)	(34,099)	(29,708)	4,787
Scholastic Corp.	USFF -0.250%	Weekly	MS	09/19/30	(15)	(408)	(411)	(7)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(62,546)	(483,676)	(482,230)	(82)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(575)	(116,284)	(116,127)	(505)
Vimeo, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,444)	(25,992)	(26,691)	(783)
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(21,628)	(417,030)	(422,395)	(6,683)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	09/17/29	(2,482)	(84,344)	(84,537)	(1,755)
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(14,794)	(173,073)	(161,403)	11,122
					(164,116)	(2,912,314)	(3,328,791)	(430,161)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,841)	(21,493)	(21,521)	(99)
AbCellera Biologics, Inc. (Canada)	USFF -1.440%	Weekly	MS	07/11/28	(35,306)	(117,869)	(177,589)	(60,450)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,825)	(120,659)	(100,055)	21,567
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,736)	(349,095)	(351,166)	(4,541)
Amphastar Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,548)	(46,849)	(41,254)	5,492
Avantor, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,360)	(110,017)	(104,333)	5,873
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(3,577)	(23,973)	(23,072)	823
Bruker Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,624)	(228,661)	(215,214)	12,392
CareDx, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,260)	(16,198)	(18,320)	(2,370)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,768)	$(478,862)	$(479,378)	$(2,029)
Denali Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,203)	(77,094)	(75,548)	1,301
Edgewise Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,223)	(93,176)	(84,717)	8,048
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,386)	(186,539)	(209,174)	(23,620)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	03/18/30	(287)	(226,373)	(218,981)	6,847
Fortrea Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(11,057)	(94,656)	(93,100)	1,076
Harrow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,294)	(60,539)	(110,525)	(50,845)
Immunovant, Inc.	USFF -0.540%	Weekly	MS	09/19/30	(168)	(2,689)	(2,708)	(31)
Indivior PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(2,485)	(33,941)	(59,913)	(26,682)
Janux Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(53)	(1,234)	(1,295)	(68)
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(1,034)	(133,803)	(136,281)	(2,903)
MannKind Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,055)	(18,010)	(21,775)	(3,825)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(101)	(47,713)	(51,930)	(4,370)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,672)	(71,805)	(101,376)	(29,988)
Organon & Co.	USFF -0.250%	Weekly	MS	03/18/30	(43,178)	(426,755)	(461,141)	(36,036)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,197)	(262,812)	(262,777)	(797)
Protagonist Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,346)	(420,383)	(487,995)	(68,940)
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,519)	(89,784)	(93,221)	(3,723)
Revvity, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,303)	(114,982)	(114,208)	420
Soleno Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,410)	(156,019)	(162,916)	(8,257)
Tarsus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(435)	(17,958)	(25,852)	(8,961)
Tilray Brands, Inc.	USFF -3.245%	Weekly	MS	03/18/30	(73,911)	(68,677)	(127,866)	(59,408)
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,339)	(534,734)	(561,322)	(28,278)
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,834)	(155,389)	(174,121)	(19,224)
Vericel Corp.	USFF -0.250%	Weekly	MS	09/19/30	(105)	(3,218)	(3,304)	(100)
Viatris, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,188)	(55,037)	(51,361)	3,555
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	03/18/30	(3,281)	(22,597)	(24,017)	(1,494)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(873)	(227,988)	(229,014)	(1,889)
					(280,782)	(5,117,581)	(5,478,340)	(381,534)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(6,611)	$(193,582)	$(258,688)	$(65,720)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,172)	(43,364)	(61,685)	(18,809)
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,779)	(358,740)	(364,232)	(6,626)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,068)	(134,587)	(133,810)	350
Cohu, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(3,118)	(88,975)	(63,389)	25,303
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,135)	(232,109)	(217,118)	15,052
Entegris, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,266)	(196,705)	(209,514)	(13,659)
First Solar, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,575)	(938,032)	(1,008,925)	(73,854)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,297)	(251,503)	(302,177)	(51,644)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/19/30	(2,883)	(104,109)	(103,327)	451
indie Semiconductor, Inc., Class A	USFF -2.190%	Weekly	MS	07/11/28	(7,599)	(50,030)	(30,928)	18,941
Intel Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,767)	(115,671)	(159,933)	(44,629)
Kulicke & Soffa Industries, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(3,778)	(185,917)	(153,538)	28,912
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,015)	(69,806)	(74,420)	(4,837)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,400)	(443,776)	(423,266)	19,244
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,499)	(133,743)	(104,504)	28,453
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,209)	(44,007)	(57,036)	(13,171)
Rambus, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(920)	(92,225)	(95,864)	(3,932)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(655)	(120,822)	(120,343)	(3,343)
Universal Display Corp.	USFF -0.250%	Weekly	MS	09/19/30	(310)	(45,583)	(44,525)	911
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(27)	(821)	(822)	(6)
					(70,083)	(3,844,107)	(3,988,044)	(162,613)
Software & Services
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(609)	(10,196)	(10,231)	(71)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(654)	(83,811)	(68,834)	14,870
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(14,155)	(1,125,463)	(1,072,383)	49,226
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,685)	(101,768)	(116,375)	(14,931)
Appfolio, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(613)	(160,224)	(168,980)	(10,067)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(414)	(266,794)	(297,476)	(31,526)
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,600)	(73,797)	(61,456)	12,109
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BigBear.ai Holdings, Inc.	USFF -2.590%	Weekly	MS	03/18/30	(11,827)	$(57,921)	$(77,112)	$(19,377)
Bit Digital, Inc. (Cayman Islands)	USFF -0.719%	Weekly	MS	03/18/30	(41,565)	(114,380)	(124,695)	(10,679)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(2,443)	(104,488)	(69,479)	36,248
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(6,314)	(108,230)	(109,485)	(1,599)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(34,621)	(337,395)	(315,397)	21,224
Cipher Mining, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,754)	(77,193)	(160,573)	(85,561)
Cleanspark, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(12,012)	(119,295)	(174,174)	(55,258)
Clearwater Analytics Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,524)	(27,470)	(27,462)	(82)
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(53,766)	(991,875)	(1,064,567)	(75,823)
Core Scientific, Inc.	USFF -3.040%	Weekly	MS	03/18/30	(8,029)	(98,532)	(144,040)	(45,822)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,798)	(214,781)	(246,056)	(37,143)
Docusign, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,355)	(108,330)	(97,682)	10,347
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,385)	(159,565)	(124,412)	35,694
D-Wave Quantum, Inc.	USFF -0.590%	Weekly	MS	03/18/30	(2,128)	(31,544)	(52,583)	(21,141)
DXC Technology Co.	USFF -0.250%	Weekly	MS	03/18/30	(6,492)	(93,000)	(88,486)	4,218
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(9,828)	(128,752)	(84,029)	44,167
Five9, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,005)	(157,765)	(145,321)	11,944
Fortinet, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,839)	(322,002)	(322,783)	(1,799)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,648)	(76,413)	(74,292)	1,937
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,964)	(49,771)	(45,982)	3,629
InterDigital, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(243)	(78,270)	(83,891)	(5,871)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,152)	(880,535)	(889,368)	(11,613)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,429)	(92,957)	(79,490)	13,014
Karooooo Ltd. (Singapore)	USFF -1.390%	Weekly	MS	03/18/30	(161)	(8,228)	(9,196)	(1,040)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(12,174)	(341,308)	(140,610)	199,619
Onestream, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,536)	(69,705)	(65,168)	4,313
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,040)	(131,916)	(148,757)	(17,868)
Quantum Computing, Inc.	USFF -8.490%	Weekly	MS	03/18/30	(6,690)	(102,313)	(123,163)	(21,175)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,082)	(97,273)	(76,538)	20,700
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,989)	(30,182)	(28,242)	1,842
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(5,953)	$(140,015)	$(104,832)	$36,845
Sprout Social, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(790)	(10,921)	(10,207)	677
Verint Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,923)	(100,410)	(99,691)	382
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(27,078)	(873,263)	(671,264)	199,243
Workiva, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,527)	(176,939)	(217,524)	(43,492)
					(344,794)	(8,334,990)	(8,092,286)	210,310
Technology Hardware & Equipment
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(13,375)	(196,499)	(193,938)	1,939
Applied Optoelectronics, Inc.	USFF -0.590%	Weekly	MS	03/18/30	(4,758)	(106,346)	(123,375)	(17,367)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(788)	(93,402)	(95,348)	(2,244)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	09/17/29	(1,237)	(116,580)	(174,442)	(58,695)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/12/29	(2,433)	(153,401)	(163,181)	(11,799)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	09/17/29	(3,615)	(1,118,904)	(1,318,101)	(202,729)
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	03/18/30	(22,606)	(544,619)	(555,203)	(14,829)
Ingram Micro Holding Corp.	USFF -1.390%	Weekly	MS	03/18/30	(466)	(9,724)	(10,014)	(324)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,713)	(215,451)	(194,271)	20,514
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,288)	(101,820)	(101,997)	(501)
Itron, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(412)	(55,978)	(51,319)	4,630
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,682)	(195,195)	(201,943)	(7,367)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,441)	(63,340)	(79,064)	(15,927)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	03/18/30	(750)	(32,601)	(29,685)	2,810
Sandisk Corp.	USFF -0.250%	Weekly	MS	03/18/30	(4,488)	(377,407)	(503,554)	(127,340)
Seagate Technology Holdings PLC (Ireland)	USFF -0.250%	Weekly	MS	03/18/30	(1,792)	(346,883)	(423,020)	(78,523)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(902)	(510,149)	(528,608)	(20,071)
Ubiquiti, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(38)	(24,616)	(25,102)	(567)
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(444)	(5,544)	(5,634)	(111)
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(19,159)	(366,626)	(293,133)	65,474
					(91,387)	(4,635,085)	(5,070,932)	(463,027)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,278)	$(399,675)	$(355,811)	$35,549
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,924)	(832,965)	(856,211)	(26,009)
Globalstar, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,808)	(43,160)	(65,793)	(22,856)
Lumen Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(52,716)	(262,372)	(322,622)	(61,814)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,507)	(82,134)	(60,484)	14,032
					(91,233)	(1,620,306)	(1,660,921)	(61,098)
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(8,488)	(454,265)	(422,533)	30,297
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(6,308)	(581,376)	(440,740)	137,208
Frontier Group Holdings, Inc.	USFF -0.259%	Weekly	MS	03/18/30	(10,603)	(50,556)	(46,812)	3,582
FTAI Infrastructure, Inc.	USFF -0.252%	Weekly	MS	03/18/30	(5,395)	(32,329)	(23,522)	8,534
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,842)	(173,653)	(150,313)	22,789
Hertz Global Holdings, Inc.	USFF -1.440%	Weekly	MS	03/18/30	(13,059)	(86,486)	(88,801)	(2,649)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,090)	(49,294)	(43,066)	6,599
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,423)	(451,830)	(283,346)	167,057
Saia, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(205)	(102,504)	(61,369)	41,003
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	03/18/30	(3,215)	(104,534)	(102,591)	1,314
XPO, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,525)	(195,705)	(197,137)	(2,127)
					(71,153)	(2,282,532)	(1,860,230)	413,607
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(28,789)	(440,619)	(378,863)	48,740
ALLETE, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,112)	(267,129)	(273,037)	(9,329)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(605)	(38,822)	(40,783)	(2,086)
American States Water Co.	USFF -0.250%	Weekly	MS	07/16/29	(605)	(50,530)	(44,359)	4,911
Avista Corp.	USFF -0.250%	Weekly	MS	09/17/29	(5,824)	(220,651)	(220,205)	(2,482)
Black Hills Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,594)	(96,192)	(98,174)	(3,005)
Brookfield Renewable Corp. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(4,630)	(150,943)	(159,365)	(10,609)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,296)	(210,345)	(197,143)	8,492
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,400)	(165,604)	(188,566)	(26,481)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	03/18/30	(4,385)	(127,430)	(123,876)	2,294
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
September 30, 2025
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,718)	$(121,009)	$(125,861)	$(6,352)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,756)	(168,992)	(168,585)	(1,793)
Edison International	USFF -0.250%	Weekly	MS	03/18/30	(863)	(47,348)	(47,707)	(511)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(2,126)	(114,513)	(103,536)	7,527
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(860)	(99,279)	(113,649)	(16,568)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,593)	(171,885)	(173,003)	(4,212)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,642)	(124,073)	(123,955)	(1,232)
NiSource, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,659)	(317,899)	(331,635)	(15,270)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,529)	(196,664)	(203,488)	(18,691)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,216)	(626,297)	(682,781)	(58,591)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(257)	(22,558)	(24,736)	(2,952)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,162)	(94,795)	(95,249)	(2,350)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,060)	(188,760)	(184,700)	1,577
Portland General Electric Co.	USFF -0.250%	Weekly	MS	09/17/29	(4,450)	(202,753)	(195,800)	(1,203)
PPL Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,502)	(238,116)	(241,614)	(6,090)
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(1,577)	(131,523)	(141,898)	(14,093)
Southern Co. (The)	USFF -0.250%	Weekly	MS	03/18/30	(678)	(65,000)	(64,254)	36
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,081)	(448,284)	(476,386)	(33,925)
Spire, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,303)	(250,685)	(269,261)	(23,966)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(442)	(157,029)	(188,018)	(31,795)
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(16,270)	(182,167)	(222,411)	(42,560)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,501)	(368,142)	(367,632)	(3,386)
Unitil Corp.	USFF -0.250%	Weekly	MS	03/18/30	(205)	(9,636)	(9,811)	(223)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,966)	(140,479)	(158,558)	(23,226)
					(137,656)	(6,256,151)	(6,438,899)	(289,404)

Total Reference Entity — Short						(105,123,426)	(104,425,627)	(113,221)
Net Value of Reference Entity						$(76,889,554)	$(74,601,932)	$2,914,860

*	Includes $627,238 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 22.6%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)*	2,455	$ 211,670
Ford Motor Co.	38,546	461,010
General Motors Co.	2,577	157,120
		829,800
Banks — 0.7%
Bank of America Corp.	21,877	1,128,634
Citigroup, Inc.	6,169	626,153
Citizens Financial Group, Inc.	1,404	74,637
Fifth Third Bancorp	59	2,628
Huntington Bancshares, Inc.	15	259
JPMorgan Chase & Co.	12,623	3,981,673
M&T Bank Corp.	667	131,813
PNC Financial Services Group, Inc. (The)	1,157	232,476
Truist Financial Corp.	5,341	244,191
US Bancorp	6,140	296,746
Wells Fargo & Co.	15,440	1,294,181
		8,013,391
Capital Goods — 1.7%
3M Co.	595	92,332
A. O. Smith Corp.	21,785	1,599,237
Allegion PLC (Ireland)	7,516	1,332,963
AMETEK, Inc.	4,044	760,272
Caterpillar, Inc.	1,813	865,073
Cummins, Inc.	2,301	971,873
EMCOR Group, Inc.	4,998	3,246,401
Emerson Electric Co.	1,802	236,386
Fortive Corp.	12,241	599,687
GE Vernova, Inc.	159	97,769
General Dynamics Corp.	1,555	530,255
General Electric Co.	3,015	906,972
Honeywell International, Inc.	1,016	213,868
Howmet Aerospace, Inc.	26	5,102
Illinois Tool Works, Inc.	1,476	384,882
Ingersoll Rand, Inc.	4,024	332,463
Johnson Controls International PLC (Ireland)	2,332	256,403
L3Harris Technologies, Inc.	1,384	422,687
Lockheed Martin Corp.	120	59,905
Northrop Grumman Corp.	26	15,842
Pentair PLC (Ireland)	8,084	895,384
Rockwell Automation, Inc.	5,001	1,748,000
RTX Corp.	3,002	502,325
Snap-on, Inc.	5,059	1,753,095
Stanley Black & Decker, Inc.	7,911	588,025
Textron, Inc.	4,377	369,813
United Rentals, Inc.	17	16,229
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	1,184	$ 237,357
WW Grainger, Inc.	292	278,264
		19,318,864
Commercial & Professional Services — 0.5%
Automatic Data Processing, Inc.	4,818	1,414,083
Broadridge Financial Solutions, Inc.	4,109	978,641
Cintas Corp.	1,213	248,980
Jacobs Solutions, Inc.	1,521	227,937
Leidos Holdings, Inc.	1,717	324,444
Paychex, Inc.	3,587	454,688
Paycom Software, Inc.	2,484	517,020
Republic Services, Inc.	705	161,783
Veralto Corp.	7,424	791,473
		5,119,049
Consumer Discretionary Distribution & Retail — 0.7%
Amazon.com, Inc.*	20,904	4,589,891
AutoZone, Inc.*	8	34,322
Bath & Body Works, Inc.	35,780	921,693
Best Buy Co., Inc.	5,480	414,398
CarMax, Inc.*	22,468	1,008,139
LKQ Corp.	8,626	263,438
Lowe's Cos., Inc.	984	247,289
TJX Cos., Inc. (The)	1,056	152,634
Ulta Beauty, Inc.*	85	46,474
Williams-Sonoma, Inc.	558	109,061
		7,787,339
Consumer Durables & Apparel — 0.4%
Deckers Outdoor Corp.*	2,683	271,976
Garmin Ltd. (Switzerland)	1,107	272,565
Hasbro, Inc.	8,280	628,038
Lennar Corp., Class A	657	82,808
NVR, Inc.*	16	128,555
Ralph Lauren Corp.	1,025	321,399
Tapestry, Inc.	20,958	2,372,865
		4,078,206
Consumer Services — 0.4%
Booking Holdings, Inc.	46	248,366
Carnival Corp. (Panama)*	38,426	1,110,896
Darden Restaurants, Inc.	3,206	610,294
Expedia Group, Inc.	1,295	276,806
Marriott International, Inc., Class A	3,822	995,402
McDonald's Corp.	307	93,294
Royal Caribbean Cruises Ltd. (Liberia)	1,655	535,525

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	2,135	$ 273,857
Yum! Brands, Inc.	4,913	746,776
		4,891,216
Consumer Staples Distribution & Retail — 0.3%
Dollar General Corp.	7,609	786,390
Dollar Tree, Inc.*	4,829	455,713
Kroger Co. (The)	8,182	551,549
Sysco Corp.	3,434	282,755
Target Corp.	18,188	1,631,464
Walmart, Inc.	566	58,332
		3,766,203
Energy — 0.8%
APA Corp.	8,625	209,415
Baker Hughes Co.	511	24,896
Chevron Corp.	7,418	1,151,941
Devon Energy Corp.	2,799	98,133
EOG Resources, Inc.	23,066	2,586,160
Expand Energy Corp.	4,259	452,476
Exxon Mobil Corp.	21,748	2,452,087
Halliburton Co.	42,668	1,049,633
Kinder Morgan, Inc.	30,268	856,887
Valero Energy Corp.	3,108	529,168
		9,410,796
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	588	113,084
AvalonBay Communities, Inc.	5,569	1,075,764
Digital Realty Trust, Inc.	12,116	2,094,614
Equity Residential	3,995	258,596
Extra Space Storage, Inc.	745	105,000
Kimco Realty Corp.	31,613	690,744
Realty Income Corp.	121	7,356
Ventas, Inc.	17,154	1,200,608
VICI Properties, Inc.	17,085	557,142
Welltower, Inc.	4,697	836,724
		6,939,632
Financial Services — 1.8%
American Express Co.	1,067	354,415
Ameriprise Financial, Inc.	210	103,163
Apollo Global Management, Inc.	56	7,463
Bank of New York Mellon Corp. (The)	3,011	328,079
Berkshire Hathaway, Inc., Class B*	3,043	1,529,838
Blackrock, Inc.	394	459,353
Blackstone, Inc.	67	11,447
Capital One Financial Corp.	2,324	494,036
Cboe Global Markets, Inc.	1,808	443,412
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Charles Schwab Corp. (The)	6,442	$ 615,018
CME Group, Inc.	1,790	483,640
Corpay, Inc.*	3,139	904,220
Fiserv, Inc.*	4,372	563,682
Franklin Resources, Inc.	29,940	692,512
Global Payments, Inc.	66,643	5,536,700
Goldman Sachs Group, Inc. (The)	1,782	1,419,096
Interactive Brokers Group, Inc., Class A	20	1,376
Intercontinental Exchange, Inc.	2,429	409,238
Invesco Ltd. (Bermuda)	1,077	24,706
KKR & Co., Inc.	4,102	533,055
Mastercard, Inc., Class A	130	73,945
Morgan Stanley	155	24,639
Nasdaq, Inc.	22,752	2,012,414
Northern Trust Corp.	295	39,707
PayPal Holdings, Inc.*	9,635	646,123
Raymond James Financial, Inc.	994	171,564
Robinhood Markets, Inc., Class A*	3,375	483,232
S&P Global, Inc.	333	162,074
State Street Corp.	1,372	159,166
Synchrony Financial	1,710	121,496
T Rowe Price Group, Inc.	7,639	784,067
Visa, Inc., Class A	2,507	855,840
		20,448,716
Food, Beverage & Tobacco — 0.9%
Altria Group, Inc.	8,745	577,695
Campbell's Company (The)	27,998	884,177
Coca-Cola Co. (The)	2,110	139,935
Conagra Brands, Inc.	33,071	605,530
Constellation Brands, Inc., Class A	2,969	399,835
General Mills, Inc.	28,130	1,418,315
Kellanova	20,056	1,644,993
Keurig Dr Pepper, Inc.	11,346	289,436
Kraft Heinz Co. (The)	56,131	1,461,651
Molson Coors Beverage Co., Class B	11,124	503,361
Mondelez International, Inc., Class A	2,704	168,919
PepsiCo, Inc.	6,604	927,466
Philip Morris International, Inc.	4,572	741,578
Tyson Foods, Inc., Class A	7,259	394,164
		10,157,055
Health Care Equipment & Services — 1.2%
Abbott Laboratories	578	77,417
Baxter International, Inc.	79,219	1,803,817
Cardinal Health, Inc.	2,320	364,147
Cencora, Inc.	95	29,690

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	6,454	$ 230,279
Cigna Group (The)	1,711	493,196
CVS Health Corp.	24,486	1,845,999
DaVita, Inc.*	1,833	243,551
Elevance Health, Inc.	848	274,006
GE HealthCare Technologies, Inc.	18,796	1,411,580
Hologic, Inc.*	14,990	1,011,675
McKesson Corp.	1,139	879,923
Medtronic PLC (Ireland)	9,733	926,971
Molina Healthcare, Inc.*	1,936	370,473
ResMed, Inc.	3,199	875,662
Solventum Corp.*	21,528	1,571,544
UnitedHealth Group, Inc.	2,607	900,197
		13,310,127
Household & Personal Products — 0.2%
Clorox Co. (The)	8,392	1,034,734
Colgate-Palmolive Co.	6,463	516,652
Kenvue, Inc.	55,440	899,791
Kimberly-Clark Corp.	18	2,238
Procter & Gamble Co. (The)	1,642	252,293
		2,705,708
Insurance — 0.6%
Aflac, Inc.	8,629	963,859
Arthur J Gallagher & Co.	1,458	451,601
Brown & Brown, Inc.	7,781	729,780
Chubb Ltd. (Switzerland)	844	238,219
Cincinnati Financial Corp.	401	63,398
Globe Life, Inc.	2,134	305,098
Hartford Insurance Group, Inc. (The)	1,667	222,361
Loews Corp.	24,358	2,445,300
Marsh & McLennan Cos., Inc.	640	128,979
Travelers Cos., Inc. (The)	1,539	429,719
W R Berkley Corp.	4,550	348,621
Willis Towers Watson PLC (Ireland)	337	116,417
		6,443,352
Materials — 0.9%
Avery Dennison Corp.	15,154	2,457,524
Ball Corp.	893	45,025
CF Industries Holdings, Inc.	19,171	1,719,639
Corteva, Inc.	7	473
DuPont de Nemours, Inc.	12,384	964,714
Eastman Chemical Co.	15,886	1,001,612
Linde PLC (Ireland)	460	218,500
LyondellBasell Industries NV, Class A (Netherlands)	16,466	807,493
Newmont Corp.	18,025	1,519,688
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America	7,444	$ 1,622,271
PPG Industries, Inc.	4,010	421,491
		10,778,430
Media & Entertainment — 2.4%
Alphabet, Inc., Class A	34,737	8,444,565
Charter Communications, Inc., Class A*	2,211	608,257
Comcast Corp., Class A	28,816	905,399
Electronic Arts, Inc.	22	4,437
Fox Corp., Class A	42,085	2,653,880
Meta Platforms, Inc., Class A(a)	10,604	7,787,365
Netflix, Inc.*	2,403	2,881,005
News Corp., Class A	8,525	261,803
Omnicom Group, Inc.	11,384	928,137
Take-Two Interactive Software, Inc.*	577	149,074
Walt Disney Co. (The)	22,506	2,576,937
		27,200,859
Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
Biogen, Inc.*	11,630	1,629,130
Bristol-Myers Squibb Co.	9,185	414,243
Charles River Laboratories International, Inc.*	5,900	923,114
Danaher Corp.	162	32,118
Gilead Sciences, Inc.	14,931	1,657,341
Incyte Corp.*	2,685	227,715
IQVIA Holdings, Inc.*	4,523	859,099
Johnson & Johnson	7,080	1,312,774
Merck & Co., Inc.	7,420	622,761
Pfizer, Inc.	99,567	2,536,967
Regeneron Pharmaceuticals, Inc.	6,156	3,461,334
Viatris, Inc.	393	3,891
		13,680,487
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	258	40,650
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	327	52,905
Applied Materials, Inc.	4,218	863,593
Broadcom, Inc.(a)	10,744	3,544,553
Lam Research Corp.	3,288	440,263
Micron Technology, Inc.	9,106	1,523,616
NVIDIA Corp.(a)	79,551	14,842,626
ON Semiconductor Corp.*	44,780	2,208,102
QUALCOMM, Inc.	7,513	1,249,863
Skyworks Solutions, Inc.	15,779	1,214,667
		25,940,188

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 2.6%
Accenture PLC, Class A (Ireland)	4,030	$ 993,798
AppLovin Corp., Class A*	2,392	1,718,748
Cognizant Technology Solutions Corp., Class A	15,515	1,040,591
Gen Digital, Inc.	108,478	3,079,690
GoDaddy, Inc., Class A*	11,078	1,515,803
Intuit, Inc.	1,034	706,129
Microsoft Corp.(a)	22,692	11,753,321
Oracle Corp.	2,486	699,163
Palantir Technologies, Inc., Class A(a)*	17,924	3,269,696
PTC, Inc.*	7,940	1,611,979
Roper Technologies, Inc.	1,180	588,454
Salesforce, Inc.	2,263	536,331
VeriSign, Inc.	7,735	2,162,474
		29,676,177
Technology Hardware & Equipment — 1.2%
Amphenol Corp., Class A	1,492	184,635
Apple, Inc.(a)	15,448	3,933,524
CDW Corp.	2,163	344,523
Cisco Systems, Inc.	8,008	547,907
Dell Technologies, Inc., Class C	4,912	696,374
F5, Inc.*	6,071	1,962,087
Hewlett Packard Enterprise Co.	23,591	579,395
HP, Inc.	3,001	81,717
Jabil, Inc.	10,775	2,340,007
Keysight Technologies, Inc.*	3,235	565,866
NetApp, Inc.	7,139	845,686
Seagate Technology Holdings PLC (Ireland)	1,369	323,166
Teledyne Technologies, Inc.*	11	6,446
Western Digital Corp.	3,881	465,953
Zebra Technologies Corp., Class A*	3,425	1,017,773
		13,895,059
Telecommunication Services — 0.3%
AT&T, Inc.	47,839	1,350,974
T-Mobile US, Inc.	4,808	1,150,939
Verizon Communications, Inc.	30,598	1,344,782
		3,846,695
Transportation — 0.3%
Delta Air Lines, Inc.	19,160	1,087,330
Expeditors International of Washington, Inc.	314	38,493
FedEx Corp.	3,051	719,456
JB Hunt Transport Services, Inc.	762	102,238
Norfolk Southern Corp.	2,179	654,593
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Uber Technologies, Inc.*	1,826	$ 178,893
Union Pacific Corp.	161	38,056
United Parcel Service, Inc., Class B	7,703	643,432
		3,462,491
Utilities — 0.5%
Constellation Energy Corp.	4,818	1,585,459
DTE Energy Co.	3,545	501,369
Evergy, Inc.	1,178	89,552
Eversource Energy	6,074	432,104
NRG Energy, Inc.	10,788	1,747,117
PG&E Corp.	7,593	114,503
Vistra Corp.	7,524	1,474,102
		5,944,206
TOTAL COMMON STOCKS (Cost $201,862,726)		257,684,696
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 45.7%
Gotham Enhanced 500 ETF(a)(b)	14,210,300	520,331,450
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $375,171,351)		520,331,450
EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	3,449	2,297,655
TOTAL EXCHANGE TRADED FUNDS (Cost $2,212,549)		2,297,655
SHORT-TERM INVESTMENT — 7.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(c)	81,173,780	81,173,780
TOTAL SHORT-TERM INVESTMENT (Cost $81,173,780)		81,173,780

TOTAL INVESTMENTS - 75.6% (Cost $660,420,406)		861,487,581
OTHER ASSETS IN EXCESS OF LIABILITIES - 24.4%		278,275,298
NET ASSETS - 100.0%		$1,139,762,879

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
The portfolio matures between November 3, 2025 and July 29, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	15,722	$1,110,353	$1,355,551	$270,639
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/29/30	296,539	3,303,227	3,546,606	342,911
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	5,949	266,260	362,711	109,101
					318,210	4,679,840	5,264,868	722,651
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	01/07/27	50,412	1,921,545	2,600,755	818,162
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	12,698	770,558	1,288,847	577,445
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	122,587	68,193
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,179	266,059	275,274	27,596
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,897	233,931	240,001	18,578
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	01/07/27	20,630	2,811,473	6,507,321	4,008,367
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	832	175,693	164,420	(1,961)
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,543	445,707	510,965	91,314
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	242,453	101,224
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	296,988	120,525
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	16,959	995,272	1,421,503	485,669
					137,904	8,074,681	13,671,114	6,315,112
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	865	108,974	134,231	32,248
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	94,249	5,965,136	6,918,819	1,144,247
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	43,569	5,930,578	7,726,962	1,978,993
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,433	3,163,383	3,465,404	408,840
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,462	5,248,083	7,854,843	2,878,511
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,599	2,384,586	2,787,220	485,643
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	28	11,315	12,803	3,113
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	7,370	4,746,034	4,787,110	146,981
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	44,869	5,175,602	5,885,915	867,859
Fortive Corp.	USFF +0.250%	Weekly	MS	01/17/30	86,362	4,192,787	4,230,874	120,182
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/29/30	1,066	675,653	655,483	(6,870)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	37,754	10,932,466	12,874,114	2,245,166
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	28,195	7,500,908	8,481,620	1,170,913
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	17,754	3,898,070	3,737,217	(101,572)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,531	1,302,815	2,066,498	823,704
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,534	$3,127,699	$3,268,366	$299,223
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	07/29/30	28,822	2,211,608	2,381,274	220,021
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	77,307	7,510,044	8,499,905	1,228,525
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,990	3,331,955	4,883,506	1,679,380
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	5,774	2,511,632	2,882,439	539,427
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,698	158,867	189,912	48,423
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,427	636,380	869,500	274,143
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	62,398	6,433,498	6,911,202	620,955
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/29/30	18,802	6,331,392	6,571,863	398,884
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	34,893	5,086,317	5,838,646	881,986
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,989	2,973,438	3,808,018	1,024,305
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	96,417	5,870,901	7,166,676	1,570,889
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	52,437	3,516,405	4,430,402	995,278
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,056	3,855,447	5,781,421	2,033,849
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,857	2,184,921	2,376,973	257,758
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,414	2,364,152	2,300,445	(17,775)
					854,921	119,341,046	139,779,661	24,253,229
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	24,185	6,781,056	7,098,298	674,768
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,014	1,271,034	1,194,184	(41,601)
Cintas Corp.	USFF +0.250%	Weekly	MS	01/12/29	5,133	1,054,225	1,053,600	29,979
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	52,006	6,326,621	7,793,619	1,665,372
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23,860	3,462,630	4,508,586	1,197,174
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/17/30	35,890	4,876,946	4,549,416	(196,964)
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,069	2,418,734	2,303,902	(59,665)
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,825	3,364,141	3,631,521	370,430
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	58,660	5,763,625	6,253,743	640,300
					231,642	35,319,012	38,386,869	4,279,793
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	01/07/27	109,216	18,259,082	23,980,557	6,126,442
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	164	543,497	703,599	255,198
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/16/29	160,950	$4,470,617	$4,146,072	$(165,974)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	29,437	1,956,927	2,226,026	399,756
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/17/30	114,633	6,665,224	5,143,583	(1,373,262)
LKQ Corp.	USFF +0.250%	Weekly	MS	07/16/29	165,823	5,465,935	5,064,234	(188,178)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	28,667	6,659,191	7,204,304	717,912
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	46,157	5,615,028	6,671,533	1,248,485
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,734	3,693,038	5,868,815	2,258,377
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,322	397,546	453,835	66,707
					668,103	53,726,085	61,462,558	9,345,463
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	47,885	4,919,035	4,854,102	44,800
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	5,520	1,112,813	1,359,134	295,796
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,071	1,545,248	1,901,635	420,701
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	1,989	211,426	250,694	47,129
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	92	654,293	739,189	100,244
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,228	2,315,454	3,207,092	1,007,759
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	47,810	3,803,002	5,413,048	1,787,024
					138,595	14,561,271	17,724,894	3,703,453
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,110	5,270,746	5,993,190	887,504
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/17/30	263,222	6,171,560	7,609,748	1,575,642
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/12/29	38,517	7,772,021	7,332,096	(385,419)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	736	125,969	157,320	35,354
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	21,303	5,634,704	5,548,153	51,559
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,950	4,046,187	4,239,266	360,554
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	07/29/30	20,882	6,653,577	6,756,998	264,979
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	29,699	2,864,800	3,809,491	1,017,878
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	63,803	8,499,149	9,698,056	1,551,997
					453,222	47,038,713	51,144,318	5,360,048
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/29/30	43,097	4,667,395	4,454,075	(100,177)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	100,491	9,345,716	9,483,336	345,221
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	15,914	946,254	1,072,763	193,410
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	15,236	1,087,739	1,254,532	203,044
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	73,439	$7,217,705	$6,587,478	$(398,453)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,934	595,996	714,618	137,900
					255,111	23,860,805	23,566,802	380,945
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/30	473,983	10,847,094	11,508,307	902,143
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/12/29	15,391	546,125	749,850	237,901
Chevron Corp.	USFF +0.250%	Weekly	MS	01/17/30	54,524	8,336,758	8,467,032	398,422
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,332	453,006	467,420	25,752
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	11/03/25	48,775	5,584,724	5,468,653	279,819
EQT Corp.	USFF +0.250%	Weekly	MS	01/17/30	17,120	850,004	931,842	110,993
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	17,994	1,710,377	1,911,683	297,025
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/29/30	40,188	4,295,356	4,531,197	364,331
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	209,445	4,510,137	5,152,347	782,157
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	214,230	5,620,235	6,064,851	750,989
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	17,152	2,296,979	2,920,300	675,552
					1,122,134	45,050,795	48,173,482	4,825,084
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/29/30	9,588	1,864,030	1,843,964	37,003
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	31,229	6,279,242	6,032,506	35,566
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27,198	4,367,896	4,701,990	573,191
Equity Residential	USFF +0.250%	Weekly	MS	01/17/30	23,231	1,525,064	1,503,743	34,830
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18,140	2,598,691	2,556,652	69,664
Kimco Realty Corp.	USFF +0.250%	Weekly	MS	01/17/30	154,772	3,233,569	3,381,768	271,123
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	6,475	618,428	741,517	157,731
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	64,200	3,482,199	3,902,718	729,680
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	6,249	1,170,138	1,172,750	28,496
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	34,116	2,065,521	2,387,779	412,467
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	158,910	4,800,559	5,182,055	702,402
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	56,207	7,742,789	10,012,715	2,575,091
					590,315	39,748,126	43,420,157	5,627,244
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	6,066	988,408	2,014,883	1,090,283
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	721	301,657	354,191	66,423
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,234	898,168	697,535	(172,127)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,217	272,289	459,484	203,374
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	19,371	8,400,342	9,738,577	1,525,015
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,371	$2,343,349	$2,764,278	$486,011
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,420	1,027,408	1,267,707	304,640
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,226	511,771	898,363	415,219
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,711	2,393,026	2,626,873	315,514
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	12,154	927,883	1,160,342	277,812
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	27,179	6,678,068	7,343,494	1,053,960
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	19,593	5,676,069	5,643,960	94,378
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	69,009	9,689,628	8,897,330	(576,984)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	79,070	2,063,174	1,828,889	41,128
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,431	872,671	949,687	102,219
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	2,001,228	1,227,673
Interactive Brokers Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	4,503	281,856	309,851	35,453
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	49,367	7,998,242	8,317,352	573,055
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	3,495	69,163	80,175	14,112
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,203	463,061	546,180	97,917
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	11/03/25	12,372	6,464,866	7,037,317	731,149
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/12/29	82,552	6,670,699	7,301,724	829,926
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	179,153	96,475
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	128,629	8,602,843	8,625,861	203,986
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,046	113,071	180,540	75,736
Robinhood Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	3,848	482,959	550,957	79,555
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	7,176	3,505,724	3,492,631	81,264
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,562	152,532	181,208	36,039
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,848	95,565	131,300	41,164
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,275	1,364,105	1,362,546	127,321
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	38,105	12,254,031	13,008,285	1,085,265
					634,598	92,529,964	99,951,901	10,562,955
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	47,491	2,662,812	3,137,255	700,850
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	205,693	7,160,106	6,495,785	(422,809)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	73,195	4,676,111	4,854,292	348,521
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/12/29	352,198	7,896,940	6,448,745	(1,064,259)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	33,397	5,959,559	4,497,574	(1,277,560)
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	98,579	5,329,829	4,970,353	(138,772)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Kellanova	USFF +0.250%	Weekly	MS	01/12/29	36,097	$2,382,259	$2,960,676	$700,438
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/11/28	211,186	6,204,079	5,387,355	(583,860)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	11/03/25	219,219	6,300,920	5,708,463	(293,434)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/12/29	25,502	1,239,216	1,153,966	(40,172)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	10,159	578,169	634,633	149,084
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	29,280	3,999,263	4,112,083	279,084
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,704	2,421,261	2,709,389	391,859
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	103,494	5,813,406	5,619,724	39,167
					1,462,194	62,623,930	58,690,293	(1,211,863)
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/11/28	17,065	2,064,870	2,285,686	283,637
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/16/29	529,564	14,622,272	12,058,172	(2,091,597)
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/17/30	923	85,986	90,112	12,003
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,522	524,692	552,813	45,016
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	12,038	2,756,203	3,762,236	1,126,146
Centene Corp.	USFF +0.250%	Weekly	MS	01/17/30	137,372	4,363,289	4,901,433	635,578
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	16,067	4,510,618	4,631,313	314,205
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/12/29	89,923	4,870,694	6,779,295	2,157,197
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,718	2,007,692	1,955,581	(9,217)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,947	5,074,393	4,829,675	(91,709)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	118,206	7,594,695	8,877,271	1,460,697
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/11/28	139,983	9,024,694	9,447,453	619,091
McKesson Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,553	4,371,280	5,062,455	795,807
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	43,631	3,754,974	4,155,416	538,258
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/18/30	18,842	3,164,496	3,605,605	512,646
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/29/30	24,119	6,712,665	6,602,094	38,807
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	17,970	930,260	1,311,810	403,006
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,422	5,862,386	6,706,417	1,046,039
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	21,563	3,706,279	4,408,340	792,313
					1,246,428	86,002,438	92,023,177	8,587,923
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	47,199	5,939,151	5,819,637	69,803
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	32,625	$2,635,414	$2,608,043	$96,782
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/29/30	237,045	4,318,867	3,847,240	(375,176)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	13,571	1,711,095	1,687,418	121,033
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	18,441	2,875,063	2,833,460	71,767
					348,881	17,479,590	16,795,798	(15,791)
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/06/26	45,888	4,662,687	5,125,690	635,438
Arthur J Gallagher & Co.	USFF +0.250%	Weekly	MS	07/29/30	3,310	995,070	1,025,239	55,133
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	81,118	7,943,593	7,608,057	(133,614)
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	11,601	3,121,484	3,274,382	263,850
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,782	821,323	914,134	134,724
Globe Life, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,476	1,715,179	1,926,664	252,386
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	40,773	4,845,634	5,438,710	775,505
Loews Corp.	USFF +0.250%	Weekly	MS	01/05/26	61,051	5,233,094	6,128,910	1,033,149
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/30	18,342	3,690,655	3,696,463	88,370
Travelers Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	9,108	2,373,365	2,543,136	241,240
W R Berkley Corp.	USFF +0.250%	Weekly	MS	01/17/30	100,137	7,065,649	7,672,497	811,045
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/30	1,968	618,860	679,846	77,355
					392,554	43,086,593	46,033,728	4,234,581
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	36,119	6,116,498	5,857,418	(95,498)
Ball Corp.	USFF +0.250%	Weekly	MS	01/17/30	5,872	289,051	296,066	14,870
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	113,045	9,194,420	10,140,137	1,221,236
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,490	1,587,356	1,859,149	341,536
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	94,861	6,037,467	7,389,672	1,554,761
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	82,527	5,838,680	5,203,327	(403,482)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	13,008	5,526,546	6,178,800	830,743
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	84,722	5,125,018	4,154,767	(708,522)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	53,885	2,419,845	4,543,044	2,219,889
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	01/17/30	40,529	$7,919,222	$8,832,485	$1,156,630
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,457	1,434,248	1,414,465	25,966
					565,515	51,488,351	55,869,330	6,158,129
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	101,531	19,107,101	24,682,186	6,030,918
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	4,335	1,137,792	1,192,580	81,022
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	88,103	2,972,724	2,768,196	(116,562)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,859	349,013	576,660	245,730
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	74,907	3,484,962	4,723,635	1,397,903
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	20,108	7,241,930	14,766,913	7,741,525
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,593	6,988,534	7,904,480	1,071,480
News Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	71,375	2,046,271	2,191,926	199,345
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	115,718	8,655,703	9,434,489	1,140,331
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,293	222,212	334,059	117,633
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	99,155	9,475,456	11,353,247	2,161,262
					585,977	61,681,698	79,928,371	20,070,587
Pharmaceuticals, Biotechnology & Life Sciences
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/16/29	60,956	8,251,835	8,538,716	456,714
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	101,061	4,548,395	4,557,851	205,696
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	79,707	12,113,652	12,470,957	626,266
Danaher Corp.	USFF +0.250%	Weekly	MS	01/17/30	7,152	1,315,820	1,417,956	147,734
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	11/03/25	30,924	2,940,340	3,432,564	867,949
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	98,999	6,432,661	8,396,105	2,106,676
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	52,475	7,499,795	9,967,102	2,634,156
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/16/29	47,606	7,267,545	8,827,105	1,839,351
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	80,076	6,851,760	6,720,779	131,930
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	373,992	8,747,082	9,529,316	1,112,426
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/30	9,596	5,363,512	5,395,543	151,835
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	43,266	318,920	428,333	127,608
					985,810	71,651,317	79,682,327	10,408,341
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,396	1,071,651	1,322,874	275,808
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/29/30	18,132	$2,944,933	$2,933,576	$50,936
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,570	2,205,238	3,392,542	1,249,888
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	37,843	8,428,699	12,484,784	4,371,127
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	111,504	9,759,233	14,930,386	5,421,817
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	36,367	4,097,290	6,084,926	2,081,125
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	168,682	13,826,056	31,472,688	17,962,912
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	181,483	7,532,963	8,948,927	1,583,547
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	61,330	8,862,105	10,202,859	1,782,167
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	217,225	14,760,992	16,721,980	2,642,451
					849,136	72,417,509	107,172,668	37,145,970
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	45,752	12,256,880	11,282,443	(670,796)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	6,656	4,328,402	4,782,602	571,204
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	121,266	8,509,751	8,133,311	(164,423)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	437,206	11,939,742	12,412,278	928,609
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	43,501	6,137,835	5,952,242	(48,886)
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,830	7,878,782	7,395,915	(304,345)
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/05/26	68,050	25,832,229	35,246,497	10,268,571
Oracle Corp.	USFF +0.250%	Weekly	MS	01/17/30	17,662	4,383,097	4,967,261	633,111
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	15,026	554,088	2,741,043	2,200,086
PTC, Inc.	USFF +0.250%	Weekly	MS	07/29/30	34,656	7,249,167	7,035,861	(53,065)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,335	5,866,934	5,652,651	(64,006)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,097	5,251,629	5,236,989	112,047
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,397	3,132,233	4,024,969	980,421
					848,434	103,320,769	114,864,062	14,388,528
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	21,592	2,353,630	2,672,010	374,327
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	135,209	27,357,644	34,428,268	7,724,510
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	14,938	2,494,041	2,379,325	(43,452)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	11/03/25	156,225	9,039,981	10,688,914	2,007,102
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	21,140	1,117,249	1,734,114	672,023
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	23,922	2,049,621	3,391,422	1,407,073
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,150	$4,272,871	$5,219,519	$1,042,080
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	265,513	3,946,110	6,520,999	2,753,816
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	98,804	2,438,004	2,690,433	351,535
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	28,497	4,032,121	6,188,693	2,251,965
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/30	20,138	3,419,643	3,522,539	179,446
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,518	2,371,960	3,141,322	889,807
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	25,176	3,203,428	5,943,047	2,846,299
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	113,262	6,824,039	13,598,236	6,936,146
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	31,055	7,765,672	9,228,304	1,635,366
					998,139	82,686,014	111,347,145	31,028,043
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	100,765	2,376,718	2,845,604	664,720
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/06/26	9,211	1,835,650	2,204,929	487,254
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	53,300	2,052,172	2,342,535	488,025
					163,276	6,264,540	7,393,068	1,639,999
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	45,934	1,251,153	1,631,116	421,439
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	159,809	8,076,337	9,069,161	1,229,598
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/17/30	20,593	2,335,665	2,524,496	241,933
FedEx Corp.	USFF +0.250%	Weekly	MS	01/17/30	20,798	4,507,888	4,904,376	547,880
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	01/17/30	47,209	6,901,312	6,334,032	(435,353)
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/29/30	9,518	2,668,980	2,859,302	250,259
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,052	582,914	690,884	120,831
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,536	539,760	599,434	81,765
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	58,487	5,900,627	4,885,419	(721,890)
					371,936	32,764,636	33,498,220	1,736,462
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	22,290	4,728,843	7,334,970	2,740,363
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	42,063	5,730,131	5,948,970	387,805
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	37,204	2,508,142	2,828,248	414,167
Eversource Energy	USFF +0.250%	Weekly	MS	07/18/30	54,657	3,611,298	3,888,299	392,895
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12,635	1,160,192	2,046,238	942,659
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,858	$214,306	$224,059	$16,965
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	34,029	4,227,308	6,666,962	2,558,802
					217,736	22,180,220	28,937,746	7,453,656

Total Reference Entity — Long						1,198,649,594	1,376,105,431	217,276,350
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Banks
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	$(160,409)	$(122,382)	$16,553
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(119,509)	(17,412)
					(11,080)	(273,657)	(241,891)	(859)
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,882)	(6,814,963)	(7,091,718)	(457,813)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(36,681)	(7,764,688)	(7,916,860)	(358,583)
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(14,443)	(1,853,608)	(1,751,214)	53,781
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(89,786)	(6,325,551)	(5,360,224)	780,347
Dover Corp.	USFF -0.250%	Weekly	MS	07/29/30	(28,368)	(5,109,120)	(4,732,633)	231,472
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(12,911)	(4,423,471)	(4,831,942)	(537,650)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/12/29	(101,484)	(4,408,375)	(4,976,775)	(718,789)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,659)	(5,452,814)	(4,797,517)	510,058
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,225)	(7,005,587)	(6,981,780)	(202,645)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,058)	(6,939,717)	(8,366,089)	(1,724,684)
IDEX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(17,512)	(3,980,461)	(2,850,253)	988,366
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,806)	(13,492,086)	(12,601,944)	468,888
Nordson Corp.	USFF -0.250%	Weekly	MS	01/12/29	(7,932)	(2,098,807)	(1,800,167)	217,742
Otis Worldwide Corp.	USFF -0.250%	Weekly	MS	07/23/30	(18,024)	(1,604,755)	(1,647,934)	(96,824)
PACCAR, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(105,790)	(11,188,990)	(10,401,273)	257,899
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	07/29/30	(3,203)	(2,427,896)	(2,428,354)	(74,982)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(17,863)	(6,853,652)	(7,402,784)	(731,430)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(2,587)	(1,100,637)	(1,091,611)	(22,794)
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(5,463)	(7,508,453)	(7,200,343)	(345,961)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(38,829)	(5,421,237)	(5,727,278)	(488,287)
					(608,506)	(111,774,868)	(109,958,693)	(2,251,889)
Commercial & Professional Services
Copart, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,448)	(1,878,906)	(1,414,217)	415,400
Dayforce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(158,356)	(10,275,337)	(10,909,145)	(907,240)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(37,361)	(10,119,667)	(9,584,217)	214,511
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Rollins, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(90,635)	$(4,859,349)	$(5,323,900)	$(627,918)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,505)	(2,519,008)	(2,139,093)	305,712
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,685)	(2,195,341)	(2,138,739)	(11,343)
					(335,990)	(31,847,608)	(31,509,311)	(610,878)
Consumer Discretionary Distribution & Retail
eBay, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,684)	(750,376)	(789,810)	(56,121)
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/16/29	(49,520)	(6,726,979)	(6,863,472)	(488,976)
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	07/29/30	(1,817)	(746,642)	(736,230)	(10,682)
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(35,471)	(3,445,697)	(3,824,129)	(482,798)
Pool Corp.	USFF -0.250%	Weekly	MS	01/12/29	(5,067)	(1,889,450)	(1,571,125)	239,463
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,371)	(4,741,644)	(4,780,627)	(198,497)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(145,928)	(8,136,342)	(8,298,925)	(481,305)
					(277,858)	(26,437,130)	(26,864,318)	(1,478,916)
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(13,352)	(2,288,695)	(2,262,763)	(38,903)
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,100)	(6,884,838)	(4,288,113)	2,413,802
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,062)	(1,834,891)	(1,941,793)	(155,016)
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(27,068)	(2,118,479)	(1,887,452)	164,955
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(26,129)	(2,864,462)	(3,452,425)	(678,972)
					(105,711)	(15,991,365)	(13,832,546)	1,705,866
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(60,054)	(8,427,002)	(7,291,757)	911,154
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(118,350)	(7,075,847)	(4,638,137)	2,249,689
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,000)	(4,291,151)	(3,885,390)	250,487
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(13,047)	(3,343,341)	(3,548,654)	(369,807)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(6,372)	(1,725,529)	(1,653,152)	26,358
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(53,084)	(2,466,691)	(2,855,388)	(581,484)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(67,390)	(2,641,190)	(2,335,737)	235,817
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(443,211)	(9,944,135)	(10,916,287)	(1,236,743)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(97,221)	(9,222,221)	(8,224,897)	651,385
					(867,729)	(49,137,107)	(45,349,399)	2,136,856
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(8,438)	$(8,315,742)	$(7,810,466)	$278,203
Energy
ConocoPhillips	USFF -0.250%	Weekly	MS	01/22/30	(68,662)	(6,804,712)	(6,494,739)	(8,071)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(409,827)	(9,999,068)	(9,692,409)	(75,770)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(49,235)	(8,707,567)	(7,045,529)	1,264,311
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,530)	(2,882,995)	(3,378,732)	(594,186)
Occidental Petroleum Corp.	USFF -0.250%	Weekly	MS	07/29/30	(173,272)	(7,720,010)	(8,187,102)	(710,081)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(28,296)	(2,770,781)	(2,064,759)	578,134
Phillips 66	USFF -0.250%	Weekly	MS	07/29/30	(44,321)	(5,458,782)	(6,028,542)	(767,753)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/23/30	(100,597)	(3,518,556)	(3,457,519)	(58,123)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(23,185)	(4,242,560)	(3,884,415)	210,235
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	07/29/30	(3,212)	(3,015,910)	(2,998,852)	(66,529)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(72,592)	(4,278,104)	(4,598,703)	(486,204)
					(990,729)	(59,399,045)	(57,831,301)	(714,037)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(72,602)	(7,484,346)	(6,050,651)	879,898
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,392)	(1,366,362)	(1,292,921)	(15,290)
Camden Property Trust	USFF -0.250%	Weekly	MS	01/22/30	(45,129)	(5,253,811)	(4,818,875)	198,502
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(25,196)	(2,676,654)	(2,431,162)	105,090
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,747)	(9,039,538)	(8,417,480)	249,582
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(16,211)	(4,567,678)	(4,339,036)	29,270
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/16/29	(4,851)	(574,815)	(491,455)	55,495
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(407,829)	(7,625,841)	(7,809,925)	(512,526)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(67,067)	(1,260,863)	(1,141,480)	19,489
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(57,645)	(1,913,065)	(1,690,728)	130,972
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(65,969)	(6,929,146)	(6,724,880)	(153,408)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(24,737)	(3,534,490)	(3,456,501)	(19,665)
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(8,569)	(2,629,211)	(2,475,156)	31,922
Regency Centers Corp.	USFF -0.250%	Weekly	MS	07/16/29	(72,948)	(5,197,093)	(5,317,909)	(310,179)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,986)	$(6,701,295)	$(5,991,143)	$500,171
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(96,441)	(3,972,098)	(3,593,392)	238,574
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(101,506)	(3,102,911)	(2,516,334)	426,586
					(1,125,825)	(73,829,217)	(68,559,028)	1,854,483
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(139,685)	(11,063,766)	(10,095,035)	674,251
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(21,545)	(6,661,804)	(7,271,222)	(804,130)
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,548)	(1,685,724)	(1,016,467)	614,788
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(193,543)	(15,783,056)	(12,762,225)	2,377,658
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(29,948)	(5,320,818)	(4,460,156)	672,845
Moody's Corp.	USFF -0.250%	Weekly	MS	01/22/30	(7,306)	(3,649,546)	(3,481,163)	69,451
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,649)	(10,307,862)	(10,014,219)	(90,449)
					(413,224)	(54,472,576)	(49,100,487)	3,514,414
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	01/22/30	(8,457)	(492,875)	(505,221)	(37,885)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	11/03/25	(63,031)	(3,780,921)	(1,706,879)	1,882,030
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(68,148)	(5,692,707)	(5,537,025)	(47,213)
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(47,447)	(8,540,911)	(8,874,961)	(673,681)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/16/29	(250,114)	(7,707,341)	(6,187,820)	1,196,359
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(45,472)	(5,224,910)	(4,938,259)	22,346
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(37,082)	(3,714,916)	(2,153,723)	1,444,643
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	07/16/29	(175,792)	(13,608,694)	(11,762,243)	1,360,915
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/10/28	(64,854)	(4,015,855)	(4,365,323)	(471,109)
					(760,397)	(52,779,130)	(46,031,454)	4,676,405
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,787)	(2,250,396)	(849,868)	1,341,322
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/22/30	(9,114)	(2,227,268)	(1,705,867)	434,376
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(42,837)	(4,252,784)	(2,936,905)	1,203,220
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(121,459)	(12,050,877)	(8,172,976)	3,557,070
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(113,021)	(9,399,909)	(8,789,643)	360,203
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
HCA Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(3,392)	$(1,330,838)	$(1,445,670)	$(152,384)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(32,513)	(2,614,451)	(2,157,888)	387,639
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,016)	(4,933,367)	(4,947,393)	(168,955)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(650)	(440,479)	(415,279)	14,310
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,780)	(8,097,561)	(7,959,059)	(76,795)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	07/16/29	(11,553)	(6,274,579)	(5,166,848)	941,099
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,867)	(6,059,258)	(6,851,261)	(1,037,334)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(10,530)	(1,904,480)	(2,006,807)	(152,829)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(6,083)	(1,494,596)	(1,505,178)	(56,193)
Stryker Corp.	USFF -0.250%	Weekly	MS	01/22/30	(18,125)	(6,973,175)	(6,700,269)	62,063
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(40,438)	(4,171,224)	(3,983,143)	71,573
					(485,165)	(74,475,242)	(65,594,054)	6,728,385
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	(53,412)	(5,545,738)	(4,680,494)	677,027
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(72,064)	(6,815,723)	(6,350,280)	255,934
					(125,476)	(12,361,461)	(11,030,774)	932,961
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(40,756)	(8,140,987)	(8,748,275)	(896,983)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,172)	(1,293,785)	(1,191,609)	57,617
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(18,528)	(6,819,414)	(6,606,714)	31,524
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(44,868)	(4,225,269)	(4,070,874)	15,389
Assurant, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(20,998)	(4,422,850)	(4,548,167)	(239,753)
Erie Indemnity Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(12,539)	(6,674,837)	(3,989,408)	2,436,367
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(5,536)	(2,049,286)	(1,938,873)	9,338
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(57,801)	(4,425,148)	(4,761,068)	(451,362)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,029)	(4,310,535)	(4,313,724)	(202,475)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	07/29/30	(16,887)	(4,141,297)	(4,170,245)	(144,106)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(25,681)	(2,793,566)	(2,664,147)	10,504
					(310,795)	(49,296,974)	(47,003,104)	626,060
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(22,302)	$(6,713,584)	$(6,082,201)	$291,069
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(25,846)	(3,514,001)	(2,095,594)	1,279,566
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/29/30	(1,020,189)	(8,719,485)	(8,345,146)	16,576
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(302,833)	(13,815,282)	(6,943,961)	5,824,616
Ecolab, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,032)	(2,416,735)	(2,473,504)	(123,352)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(39,071)	(1,758,679)	(1,532,365)	165,460
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(28,522)	(3,005,528)	(1,755,244)	1,124,093
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(162,219)	(7,843,343)	(7,526,962)	75,280
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,974)	(2,993,664)	(3,135,013)	(235,798)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(394,146)	(12,336,697)	(13,668,983)	(1,822,224)
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(13,435)	(2,126,486)	(1,819,502)	222,322
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(29,631)	(10,876,211)	(10,260,030)	269,846
Smurfit WestRock PLC (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(101,920)	(4,490,929)	(4,338,734)	(4,714)
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(28,065)	(3,554,536)	(3,913,103)	(480,150)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	01/22/30	(4,948)	(1,329,206)	(1,522,104)	(238,383)
					(2,187,133)	(85,494,366)	(75,412,446)	6,364,207
Media & Entertainment
Interpublic Group of Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(43,886)	(1,313,899)	(1,224,858)	(1,568)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(44,190)	(6,843,211)	(7,220,646)	(559,246)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(114,356)	(5,349,535)	(4,039,054)	1,125,707
Paramount Skydance Corp., Class B	USFF -1.190%	Weekly	MS	07/29/30	(146,965)	(2,211,921)	(2,780,578)	(675,813)
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(10,929)	(2,019,655)	(2,207,221)	(250,672)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/22/30	(144,288)	(9,741,808)	(7,071,555)	2,406,248
Warner Bros Discovery, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(442,151)	(5,295,675)	(8,635,209)	(3,480,034)
					(946,765)	(32,775,704)	(33,179,121)	(1,435,378)
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(14,434)	(3,113,119)	(3,342,048)	(314,101)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(24,971)	(3,572,700)	(3,205,028)	249,868
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,477)	(5,987,269)	(5,778,609)	(3,004)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(118,281)	(8,644,738)	(6,579,972)	1,781,479
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/16/29	(8,442)	(6,945,336)	(6,441,246)	295,615
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(3,219)	(3,927,868)	(3,951,677)	(127,795)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(85,449)	$(6,534,038)	$(2,207,148)	$4,153,333
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,798)	(1,935,340)	(1,384,695)	497,068
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(6,573)	(3,212,501)	(3,188,036)	(62,740)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,846)	(6,645,613)	(5,422,647)	1,046,429
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,779)	(3,321,198)	(2,632,032)	601,424
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,688)	(9,446,903)	(8,837,373)	343,144
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(45,625)	(7,890,858)	(6,675,850)	950,878
					(399,582)	(71,177,481)	(59,646,361)	9,411,598
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(53,657)	(4,714,493)	(4,527,041)	62,466
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,201)	(2,192,595)	(2,260,686)	(144,038)
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,330)	(10,883,439)	(11,540,335)	(946,561)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(296,797)	(9,916,781)	(9,957,539)	(374,042)
KLA Corp.	USFF -0.250%	Weekly	MS	07/29/30	(2,355)	(2,435,138)	(2,540,103)	(166,992)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(121,641)	(8,802,036)	(7,811,785)	591,444
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,362)	(1,860,667)	(2,174,552)	(389,638)
NXP Semiconductors NV (Netherlands)	USFF -0.250%	Weekly	MS	01/22/30	(29,280)	(6,794,586)	(6,667,934)	(100,786)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(75,360)	(9,393,656)	(10,372,550)	(1,243,895)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,965)	(5,363,201)	(4,954,279)	188,930
					(616,291)	(57,642,099)	(58,279,763)	(2,585,578)
Software & Services
Adobe, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(169)	(96,778)	(59,615)	35,448
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(155,514)	(13,454,704)	(11,781,741)	1,314,658
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,691)	(3,497,315)	(3,713,880)	(309,058)
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,488)	(3,031,066)	(3,332,755)	(381,735)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(9,127)	(4,036,180)	(4,475,698)	(546,396)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(29,563)	(4,102,297)	(4,209,771)	(226,672)
EPAM Systems, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(29,679)	(4,902,131)	(4,475,296)	296,840
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(3,045)	(5,299,834)	(4,556,934)	603,064
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(66,091)	(5,257,879)	(5,556,931)	(438,543)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,866)	(3,182,276)	(1,541,995)	1,556,198
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
September 30, 2025
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/29/30	(20,266)	$(5,084,542)	$(5,718,255)	$(766,910)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(31,743)	(5,921,603)	(6,463,510)	(699,116)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,612)	(3,758,393)	(3,324,051)	334,879
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(9,389)	(4,786,474)	(4,632,439)	27,128
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(16,895)	(9,495,954)	(8,838,788)	404,539
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(28,691)	(7,262,568)	(6,906,784)	162,132
					(430,829)	(83,169,994)	(79,588,443)	1,366,456
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,075)	(2,880,468)	(3,653,678)	(849,236)
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(12,182)	(5,706,370)	(5,570,707)	(28,470)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(26,887)	(1,146,896)	(1,288,963)	(171,815)
TE Connectivity PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(10,435)	(2,113,520)	(2,290,796)	(235,849)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(109,413)	(8,435,114)	(8,933,571)	(752,855)
					(183,992)	(20,282,368)	(21,737,715)	(2,038,225)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(37,945)	(4,078,233)	(5,023,918)	(1,083,501)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(44,923)	(7,887,444)	(6,324,260)	1,342,025
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(332,659)	(11,514,467)	(10,615,149)	432,884
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(5,326)	(570,130)	(513,959)	47,752
					(420,853)	(24,050,274)	(22,477,286)	739,160
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(803,391)	(12,778,882)	(10,572,626)	1,421,541
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(79,213)	(4,914,396)	(5,339,748)	(787,532)
Ameren Corp.	USFF -0.250%	Weekly	MS	01/22/30	(12,256)	(1,223,888)	(1,279,281)	(111,497)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(46,909)	(4,934,955)	(5,277,263)	(659,716)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(24,476)	(3,705,564)	(3,406,814)	97,454
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(11,057)	(1,688,624)	(1,887,983)	(280,849)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(124,577)	(4,564,772)	(4,833,588)	(469,828)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(44,720)	(3,238,697)	(3,276,187)	(202,594)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,065)	(567,565)	(509,134)	33,478
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(96,767)	(5,429,878)	(5,919,237)	(740,189)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(21,867)	(2,622,247)	(2,706,041)	(169,170)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
September 30, 2025
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Edison International	USFF -0.250%	Weekly	MS	07/16/29	(57,423)	$(3,728,096)	$(3,174,343)	$382,524
Entergy Corp.	USFF -0.250%	Weekly	MS	01/22/30	(20,191)	(1,778,684)	(1,881,599)	(182,426)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/22/30	(107,131)	(4,768,658)	(4,821,966)	(227,461)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(106,790)	(4,615,746)	(4,893,118)	(560,127)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(72,910)	(5,735,639)	(5,503,976)	(87,157)
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(41,241)	(1,683,804)	(1,785,735)	(147,406)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/22/30	(76,941)	(7,000,687)	(6,898,530)	(128,631)
PPL Corp.	USFF -0.250%	Weekly	MS	01/22/30	(91,783)	(3,332,576)	(3,410,656)	(199,826)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(36,751)	(3,112,149)	(3,067,238)	(70,130)
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(60,321)	(5,055,791)	(5,427,684)	(569,321)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(28,113)	(2,626,021)	(2,664,269)	(120,714)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,061)	(768,983)	(809,120)	(76,565)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(58,581)	(4,211,921)	(4,724,558)	(925,807)
					(2,035,535)	(94,088,223)	(94,070,694)	(4,781,949)

Total Reference Entity — Short						(1,093,786,124)	(1,029,635,696)	24,499,811
Net Value of Reference Entity						$104,863,470	$346,469,735	$241,776,161

*	Includes $169,896 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 98.7%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)*	839	$ 72,339
Ford Motor Co.	11,669	139,561
General Motors Co.	1,285	78,346
		290,246
Banks — 3.0%
Citigroup, Inc.	5,709	579,463
Citizens Financial Group, Inc.	1,247	66,291
Fifth Third Bancorp	2,573	114,627
Huntington Bancshares, Inc.	5,621	97,075
KeyCorp.	2,381	44,501
PNC Financial Services Group, Inc. (The)	669	134,422
		1,036,379
Capital Goods — 12.7%
A. O. Smith Corp.	539	39,568
Allegion PLC (Ireland)	285	50,545
AMETEK, Inc.	668	125,584
Carrier Global Corp.	236	14,089
Caterpillar, Inc.	1,128	538,225
Cummins, Inc.	385	162,612
Dover Corp.	383	63,896
EMCOR Group, Inc.	125	81,193
Emerson Electric Co.	1,644	215,660
Fortive Corp.	1,114	54,575
General Dynamics Corp.	789	269,049
General Electric Co.	587	176,581
Honeywell International, Inc.	1,652	347,746
Howmet Aerospace, Inc.	53	10,400
IDEX Corp.	248	40,364
Illinois Tool Works, Inc.	1,059	276,145
Ingersoll Rand, Inc.	1,316	108,728
Johnson Controls International PLC (Ireland)	1,958	215,282
L3Harris Technologies, Inc.	21	6,414
Lockheed Martin Corp.	200	99,842
Masco Corp.	788	55,467
Nordson Corp.	173	39,262
Otis Worldwide Corp.	1,150	105,145
Parker-Hannifin Corp.	354	268,385
Pentair PLC (Ireland)	481	53,276
Rockwell Automation, Inc.	328	114,646
RTX Corp.	709	118,637
Snap-on, Inc.	201	69,653
Stanley Black & Decker, Inc.	597	44,375
Textron, Inc.	597	50,441
Trane Technologies PLC (Ireland)	191	80,594
United Rentals, Inc.	203	193,796
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	557	$ 111,662
WW Grainger, Inc.	140	133,414
Xylem, Inc.	128	18,880
		4,354,131
Commercial & Professional Services — 3.5%
Automatic Data Processing, Inc.	1,205	353,668
Broadridge Financial Solutions, Inc.	343	81,692
Copart, Inc.*	2,746	123,488
Jacobs Solutions, Inc.	461	69,085
Leidos Holdings, Inc.	376	71,049
Paychex, Inc.	1,067	135,253
Paycom Software, Inc.	158	32,886
Republic Services, Inc.	703	161,324
Veralto Corp.	809	86,248
Verisk Analytics, Inc.	349	87,777
		1,202,470
Consumer Discretionary Distribution & Retail — 3.4%
AutoZone, Inc.*	26	111,546
Bath & Body Works, Inc.	717	18,470
Best Buy Co., Inc.	814	61,555
CarMax, Inc.*	446	20,012
eBay, Inc.	1,379	125,420
Home Depot, Inc. (The)	118	47,813
LKQ Corp.	754	23,027
Lowe's Cos., Inc.	1,645	413,405
TJX Cos., Inc. (The)	1,250	180,675
Ulta Beauty, Inc.*	151	82,559
Williams-Sonoma, Inc.	340	66,453
		1,150,935
Consumer Durables & Apparel — 1.5%
Deckers Outdoor Corp.*	13	1,318
Garmin Ltd. (Switzerland)	356	87,654
Hasbro, Inc.	540	40,959
NIKE, Inc., Class B	4,130	287,985
Tapestry, Inc.	802	90,802
		508,718
Consumer Services — 4.0%
Booking Holdings, Inc.	27	145,780
Carnival Corp. (Panama)*	3,866	111,766
Chipotle Mexican Grill, Inc.*	3,743	146,688
Darden Restaurants, Inc.	347	66,055
Expedia Group, Inc.	346	73,958
Hilton Worldwide Holdings, Inc.	511	132,574
Marriott International, Inc., Class A	795	207,050
MGM Resorts International*	785	27,208

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	796	$ 257,570
Wynn Resorts Ltd.	375	48,101
Yum! Brands, Inc.	911	138,472
		1,355,222
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp.	727	75,135
Dollar Tree, Inc.*	700	66,059
Kroger Co. (The)	2,550	171,896
Sysco Corp.	1,507	124,086
		437,176
Energy — 4.4%
APA Corp.	1,184	28,748
Baker Hughes Co.	3,731	181,774
Chevron Corp.	3,707	575,660
EOG Resources, Inc.	1,962	219,979
Exxon Mobil Corp.	2,952	332,838
Schlumberger NV (Curacao)	4,627	159,030
		1,498,029
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	555	46,254
AvalonBay Communities, Inc.	397	76,688
Extra Space Storage, Inc.	375	52,853
Federal Realty Investment Trust	279	28,265
Kimco Realty Corp.	2,220	48,507
Public Storage	236	68,169
Realty Income Corp.	2,554	155,258
Simon Property Group, Inc.	913	171,343
Ventas, Inc.	652	45,633
VICI Properties, Inc.	2,952	96,265
Welltower, Inc.	1,309	233,185
		1,022,420
Financial Services — 7.1%
CME Group, Inc.	1,003	271,001
Corpay, Inc.*	272	78,352
Fiserv, Inc.*	1,431	184,499
Franklin Resources, Inc.	1,997	46,191
Global Payments, Inc.	723	60,067
Intercontinental Exchange, Inc.	1,613	271,758
Jack Henry & Associates, Inc.	208	30,977
Mastercard, Inc., Class A	276	156,992
Moody's Corp.	263	125,314
Nasdaq, Inc.	1,730	153,018
PayPal Holdings, Inc.*	3,698	247,988
S&P Global, Inc.	451	219,506
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.	845	$ 86,731
Visa, Inc., Class A	1,456	497,049
		2,429,443
Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.	6,475	427,738
Brown-Forman Corp., Class B	1,545	41,839
Campbell's Company (The)	946	29,875
Coca-Cola Co. (The)	5,680	376,698
General Mills, Inc.	889	44,823
Hormel Foods Corp.	102	2,523
J M Smucker Co. (The)	298	32,363
Kellanova	1,118	91,698
Keurig Dr Pepper, Inc.	4,311	109,974
Lamb Weston Holdings, Inc.	409	23,755
Monster Beverage Corp.*	718	48,328
PepsiCo, Inc.	3,414	479,462
Philip Morris International, Inc.	1,903	308,667
Tyson Foods, Inc., Class A	1,167	63,368
		2,081,111
Health Care Equipment & Services — 8.0%
Align Technology, Inc.*	4	501
Becton Dickinson & Co.	889	166,394
Cardinal Health, Inc.	777	121,958
Cencora, Inc.	569	177,830
Cigna Group (The)	783	225,700
CVS Health Corp.	3,901	294,096
DaVita, Inc.*	281	37,336
GE HealthCare Technologies, Inc.	1,488	111,749
HCA Healthcare, Inc.	615	262,113
Hologic, Inc.*	781	52,710
Humana, Inc.	374	97,304
IDEXX Laboratories, Inc.*	18	11,500
McKesson Corp.	367	283,522
Medtronic PLC (Ireland)	620	59,049
Quest Diagnostics, Inc.	331	63,082
ResMed, Inc.	417	114,145
Solventum Corp.*	567	41,391
UnitedHealth Group, Inc.	1,677	579,068
Universal Health Services, Inc., Class B	224	45,794
		2,745,242
Household & Personal Products — 2.6%
Church & Dwight Co., Inc.	691	60,552
Colgate-Palmolive Co.	2,582	206,405
Estee Lauder Cos., Inc. (The), Class A	937	82,569
Kenvue, Inc.	5,369	87,139

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	1,279	$ 159,031
Procter & Gamble Co. (The)	2,020	310,373
		906,069
Insurance — 2.8%
Aflac, Inc.	24	2,681
American International Group, Inc.	240	18,850
Arthur J Gallagher & Co.	288	89,205
Brown & Brown, Inc.	968	90,789
Cincinnati Financial Corp.	62	9,802
Erie Indemnity Co., Class A	147	46,769
Hartford Insurance Group, Inc. (The)	807	107,646
Loews Corp.	807	81,015
Marsh & McLennan Cos., Inc.	1,211	244,053
Principal Financial Group, Inc.	54	4,477
Prudential Financial, Inc.	578	59,962
Travelers Cos., Inc. (The)	19	5,305
W R Berkley Corp.	1,181	90,488
Willis Towers Watson PLC (Ireland)	327	112,962
		964,004
Materials — 2.7%
Avery Dennison Corp.	301	48,813
CF Industries Holdings, Inc.	578	51,846
Corteva, Inc.	2,257	152,641
DuPont de Nemours, Inc.	1,613	125,653
Eastman Chemical Co.	443	27,931
Ecolab, Inc.	81	22,183
International Flavors & Fragrances, Inc.	822	50,586
Newmont Corp.	3,683	310,514
Packaging Corp. of America	293	63,853
PPG Industries, Inc.	692	72,736
		926,756
Media & Entertainment — 3.9%
Charter Communications, Inc., Class A*	140	38,515
Comcast Corp., Class A	11,783	370,222
Fox Corp., Class A	1,719	108,400
Interpublic Group of Cos., Inc. (The)	1,407	39,269
Match Group, Inc.	888	31,364
News Corp., Class A	1,663	51,071
Omnicom Group, Inc.	751	61,229
Paramount Skydance Corp., Class B	1,979	37,443
Walt Disney Co. (The)	5,079	581,545
		1,319,058
Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
Bristol-Myers Squibb Co.	6,293	283,814
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	62	$ 9,701
Gilead Sciences, Inc.	3,598	399,378
Incyte Corp.*	633	53,685
IQVIA Holdings, Inc.*	573	108,836
Johnson & Johnson	2,015	373,621
Merck & Co., Inc.	6,479	543,782
Pfizer, Inc.	17,799	453,519
Regeneron Pharmaceuticals, Inc.	383	215,349
Vertex Pharmaceuticals, Inc.*	51	19,974
		2,461,659
Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.	1,369	280,289
Lam Research Corp.	3,640	487,396
Microchip Technology, Inc.	183	11,752
Micron Technology, Inc.	276	46,180
QUALCOMM, Inc.	963	160,205
Skyworks Solutions, Inc.	526	40,492
		1,026,314
Software & Services — 3.8%
Accenture PLC, Class A (Ireland)	1,826	450,291
Adobe, Inc.*	1,253	441,996
Cognizant Technology Solutions Corp., Class A	1,434	96,178
EPAM Systems, Inc.*	41	6,182
Gen Digital, Inc.	2,376	67,455
GoDaddy, Inc., Class A*	407	55,690
PTC, Inc.*	335	68,012
VeriSign, Inc.	361	100,925
		1,286,729
Technology Hardware & Equipment — 6.7%
Amphenol Corp., Class A	772	95,535
Apple, Inc.	18	4,583
CDW Corp.	436	69,446
Cisco Systems, Inc.	8,565	586,017
Corning, Inc.	622	51,023
Dell Technologies, Inc., Class C	2,293	325,079
F5, Inc.*	223	72,071
HP, Inc.	3,616	98,464
Jabil, Inc.	413	89,691
Keysight Technologies, Inc.*	496	86,760
NetApp, Inc.	775	91,807
Seagate Technology Holdings PLC (Ireland)	691	163,117
Super Micro Computer, Inc.*	1,805	86,532

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TE Connectivity PLC (Ireland)	1,140	$ 250,264
Teledyne Technologies, Inc.*	5	2,930
Trimble, Inc.*	486	39,682
Western Digital Corp.	1,131	135,788
Zebra Technologies Corp., Class A*	168	49,923
		2,298,712
Telecommunication Services — 3.4%
AT&T, Inc.	16,971	479,260
T-Mobile US, Inc.	850	203,473
Verizon Communications, Inc.	11,148	489,955
		1,172,688
Transportation — 3.6%
CH Robinson Worldwide, Inc.	346	45,810
CSX Corp.	5,415	192,287
Delta Air Lines, Inc.	2,159	122,523
Expeditors International of Washington, Inc.	443	54,307
FedEx Corp.	688	162,237
JB Hunt Transport Services, Inc.	283	37,970
Norfolk Southern Corp.	658	197,670
Old Dominion Freight Line, Inc.	431	60,676
Union Pacific Corp.	1,158	273,717
United Airlines Holdings, Inc.*	951	91,772
		1,238,969
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.2%
Vistra Corp.	334	$ 65,437
TOTAL COMMON STOCKS (Cost $30,143,315)		33,777,917
SHORT-TERM INVESTMENT — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(a)	374,227	374,227
TOTAL SHORT-TERM INVESTMENT (Cost $374,227)		374,227

TOTAL INVESTMENTS - 99.8% (Cost $30,517,542)		34,152,144
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		76,410
NET ASSETS - 100.0%		$34,228,554

(a)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 1.8%
Aptiv PLC (Jersey)*	366	$ 31,557
Ford Motor Co.	6,343	75,862
General Motors Co.	55	3,353
Tesla, Inc.*	695	309,080
		419,852
Banks — 3.4%
Bank of America Corp.	2,893	149,250
Citigroup, Inc.	730	74,095
Citizens Financial Group, Inc.	168	8,931
Fifth Third Bancorp	259	11,538
Huntington Bancshares, Inc.	69	1,192
JPMorgan Chase & Co.	1,118	352,651
KeyCorp.	367	6,859
M&T Bank Corp.	39	7,707
PNC Financial Services Group, Inc. (The)	153	30,742
Regions Financial Corp.	45	1,187
Truist Financial Corp.	502	22,951
US Bancorp	606	29,288
Wells Fargo & Co.	1,253	105,027
		801,418
Capital Goods — 5.5%
3M Co.	32	4,966
A. O. Smith Corp.	250	18,352
Allegion PLC (Ireland)	137	24,297
AMETEK, Inc.	13	2,444
Axon Enterprise, Inc.*	4	2,871
Boeing Co. (The)*	37	7,986
Builders FirstSource, Inc.*	6	727
Carrier Global Corp.	49	2,925
Caterpillar, Inc.	590	281,518
Cummins, Inc.	8	3,379
Deere & Co.	15	6,859
Dover Corp.	8	1,335
Eaton Corp. PLC (Ireland)	23	8,608
EMCOR Group, Inc.	70	45,468
Emerson Electric Co.	33	4,329
Fastenal Co.	56	2,746
Fortive Corp.	538	26,357
GE Vernova, Inc.	16	9,838
Generac Holdings, Inc.*	4	670
General Dynamics Corp.	431	146,971
General Electric Co.	350	105,287
Honeywell International, Inc.	535	112,617
Howmet Aerospace, Inc.	23	4,513
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hubbell, Inc.	3	$ 1,291
Huntington Ingalls Industries, Inc.	2	576
IDEX Corp.	4	651
Illinois Tool Works, Inc.	30	7,823
Ingersoll Rand, Inc.	23	1,900
Johnson Controls International PLC (Ireland)	1,048	115,228
L3Harris Technologies, Inc.	11	3,359
Lennox International, Inc.	2	1,059
Lockheed Martin Corp.	91	45,428
Masco Corp.	12	845
Nordson Corp.	89	20,199
Northrop Grumman Corp.	57	34,731
Otis Worldwide Corp.	22	2,011
PACCAR, Inc.	30	2,950
Parker-Hannifin Corp.	7	5,307
Pentair PLC (Ireland)	264	29,241
Quanta Services, Inc.	8	3,315
Rockwell Automation, Inc.	176	61,517
RTX Corp.	78	13,052
Snap-on, Inc.	101	35,000
Stanley Black & Decker, Inc.	264	19,623
Textron, Inc.	10	845
Trane Technologies PLC (Ireland)	12	5,063
TransDigm Group, Inc.	3	3,954
United Rentals, Inc.	63	60,144
Westinghouse Air Brake Technologies Corp.	9	1,804
WW Grainger, Inc.	2	1,906
Xylem, Inc.	14	2,065
		1,305,950
Commercial & Professional Services — 1.8%
Automatic Data Processing, Inc.	657	192,830
Broadridge Financial Solutions, Inc.	185	44,061
Cintas Corp.	20	4,105
Copart, Inc.*	1,509	67,860
Dayforce, Inc.*	8	551
Equifax, Inc.	6	1,539
Jacobs Solutions, Inc.	190	28,473
Leidos Holdings, Inc.	7	1,323
Paychex, Inc.	341	43,225
Paycom Software, Inc.	3	624
Republic Services, Inc.	18	4,131
Rollins, Inc.	24	1,410
Veralto Corp.	393	41,898

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 2,012
Waste Management, Inc.	20	4,417
		438,459
Consumer Discretionary Distribution & Retail — 6.2%
Amazon.com, Inc.*	4,839	1,062,499
AutoZone, Inc.*	1	4,290
Bath & Body Works, Inc.	362	9,325
Best Buy Co., Inc.	366	27,677
CarMax, Inc.*	238	10,679
eBay, Inc.	730	66,394
Genuine Parts Co.	8	1,109
Home Depot, Inc. (The)	58	23,501
LKQ Corp.	15	458
Lowe's Cos., Inc.	865	217,383
O'Reilly Automotive, Inc.*	45	4,852
Pool Corp.	2	620
Ross Stores, Inc.	19	2,895
TJX Cos., Inc. (The)	66	9,540
Tractor Supply Co.	30	1,706
Ulta Beauty, Inc.*	59	32,258
Williams-Sonoma, Inc.	7	1,368
		1,476,554
Consumer Durables & Apparel — 0.8%
Deckers Outdoor Corp.*	259	26,255
DR Horton, Inc.	17	2,881
Garmin Ltd. (Switzerland)	11	2,708
Hasbro, Inc.	227	17,218
Lennar Corp., Class A	101	12,730
Lululemon Athletica, Inc.*	200	35,586
Mohawk Industries, Inc.*	3	387
NIKE, Inc., Class B	689	48,044
NVR, Inc.*	1	8,035
PulteGroup, Inc.	11	1,453
Ralph Lauren Corp.	3	941
Tapestry, Inc.	404	45,741
		201,979
Consumer Services — 1.9%
Airbnb, Inc., Class A*	30	3,643
Booking Holdings, Inc.	2	10,798
Carnival Corp. (Panama)*	2,047	59,179
Chipotle Mexican Grill, Inc.*	58	2,273
Darden Restaurants, Inc.	6	1,142
Domino's Pizza, Inc.	1	432
DoorDash, Inc., Class A*	17	4,624
Expedia Group, Inc.	7	1,496
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Hilton Worldwide Holdings, Inc.	13	$ 3,373
Las Vegas Sands Corp.	40	2,152
Marriott International, Inc., Class A	435	113,291
McDonald's Corp.	41	12,459
MGM Resorts International*	15	520
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	26	640
Royal Caribbean Cruises Ltd. (Liberia)	432	139,787
Starbucks Corp.	66	5,584
Wynn Resorts Ltd.	165	21,164
Yum! Brands, Inc.	441	67,032
		449,589
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	21	19,438
Dollar General Corp.	20	2,067
Dollar Tree, Inc.*	342	32,274
Kroger Co. (The)	38	2,562
Sysco Corp.	27	2,223
Target Corp.	768	68,890
Walmart, Inc.	466	48,026
		175,480
Energy — 1.7%
APA Corp.	570	13,840
Baker Hughes Co.	60	2,923
Chevron Corp.	1,031	160,104
ConocoPhillips	68	6,432
Coterra Energy, Inc.	43	1,017
Devon Energy Corp.	37	1,297
Diamondback Energy, Inc.	17	2,433
EOG Resources, Inc.	115	12,894
EQT Corp.	35	1,905
Expand Energy Corp.	10	1,062
Exxon Mobil Corp.	1,241	139,923
Halliburton Co.	1,496	36,802
Kinder Morgan, Inc.	130	3,680
Marathon Petroleum Corp.	18	3,469
Occidental Petroleum Corp.	57	2,693
ONEOK, Inc.	35	2,554
Phillips 66	24	3,264
Schlumberger NV (Curacao)	78	2,681
Targa Resources Corp.	11	1,843
Texas Pacific Land Corp.	1	934

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	18	$ 3,065
Williams Cos., Inc. (The)	64	4,054
		408,869
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	10	833
American Tower Corp.	27	5,193
AvalonBay Communities, Inc.	8	1,545
BXP, Inc.	9	669
Camden Property Trust	6	641
Crown Castle, Inc.	25	2,412
Digital Realty Trust, Inc.	15	2,593
Equinix, Inc.	4	3,133
Equity Residential	22	1,424
Essex Property Trust, Inc.	3	803
Extra Space Storage, Inc.	11	1,550
Federal Realty Investment Trust	137	13,879
Healthpeak Properties, Inc.	34	651
Host Hotels & Resorts, Inc.	34	579
Invitation Homes, Inc.	30	880
Iron Mountain, Inc.	14	1,427
Kimco Realty Corp.	40	874
Mid-America Apartment Communities, Inc.	6	838
Prologis, Inc.	54	6,184
Public Storage	10	2,889
Realty Income Corp.	53	3,222
Regency Centers Corp.	10	729
SBA Communications Corp.	6	1,160
Simon Property Group, Inc.	19	3,566
UDR, Inc.	19	708
Ventas, Inc.	26	1,820
VICI Properties, Inc.	49	1,598
Welltower, Inc.	918	163,533
Weyerhaeuser Co.	42	1,041
		226,374
Financial Services — 11.3%
American Express Co.	270	89,683
Ameriprise Financial, Inc.	36	17,685
Apollo Global Management, Inc.	223	29,719
Bank of New York Mellon Corp. (The)	307	33,451
Berkshire Hathaway, Inc., Class B*	839	421,799
Blackrock, Inc.	62	72,284
Blackstone, Inc.	294	50,230
Block, Inc.*	25	1,807
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Capital One Financial Corp.	249	$ 52,932
Cboe Global Markets, Inc.	6	1,472
Charles Schwab Corp. (The)	719	68,643
CME Group, Inc.	119	32,153
Coinbase Global, Inc., Class A*	15	5,062
Corpay, Inc.*	120	34,567
FactSet Research Systems, Inc.	60	17,189
Fidelity National Information Services, Inc.	30	1,978
Fiserv, Inc.*	897	115,650
Franklin Resources, Inc.	224	5,181
Global Payments, Inc.	406	33,731
Goldman Sachs Group, Inc. (The)	123	97,951
Interactive Brokers Group, Inc., Class A	176	12,111
Intercontinental Exchange, Inc.	909	153,148
Invesco Ltd. (Bermuda)	181	4,152
Jack Henry & Associates, Inc.	114	16,978
KKR & Co., Inc.	347	45,093
Mastercard, Inc., Class A	356	202,496
Moody's Corp.	10	4,765
Morgan Stanley	634	100,781
MSCI, Inc.	4	2,270
Nasdaq, Inc.	929	82,170
Northern Trust Corp.	75	10,095
PayPal Holdings, Inc.*	1,719	115,276
Raymond James Financial, Inc.	77	13,290
Robinhood Markets, Inc., Class A*	226	32,359
S&P Global, Inc.	15	7,301
State Street Corp.	113	13,109
Synchrony Financial	144	10,231
T Rowe Price Group, Inc.	107	10,982
Visa, Inc., Class A	1,938	661,594
		2,681,368
Food, Beverage & Tobacco — 2.6%
Altria Group, Inc.	1,498	98,958
Archer-Daniels-Midland Co.	28	1,673
Brown-Forman Corp., Class B	764	20,689
Bunge Global SA (Switzerland)	7	569
Campbell's Company (The)	482	15,222
Coca-Cola Co. (The)	511	33,890
Conagra Brands, Inc.	772	14,135
Constellation Brands, Inc., Class A	309	41,613
General Mills, Inc.	31	1,563
Hershey Co. (The)	11	2,058
Hormel Foods Corp.	32	792

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
J M Smucker Co. (The)	6	$ 652
Kellanova	20	1,640
Keurig Dr Pepper, Inc.	2,146	54,744
Kraft Heinz Co. (The)	1,924	50,101
Lamb Weston Holdings, Inc.	8	465
McCormick & Co., Inc., non-voting shares	15	1,004
Molson Coors Beverage Co., Class B	309	13,982
Mondelez International, Inc., Class A	433	27,049
Monster Beverage Corp.*	50	3,365
PepsiCo, Inc.	796	111,790
Philip Morris International, Inc.	786	127,489
Tyson Foods, Inc., Class A	20	1,086
		624,529
Health Care Equipment & Services — 5.7%
Abbott Laboratories	683	91,481
Align Technology, Inc.*	116	14,526
Baxter International, Inc.	830	18,899
Becton Dickinson & Co.	448	83,852
Boston Scientific Corp.*	70	6,834
Cardinal Health, Inc.	13	2,040
Cencora, Inc.	11	3,438
Centene Corp.*	804	28,687
Cigna Group (The)	15	4,324
Cooper Cos., Inc. (The)*	11	754
CVS Health Corp.	2,041	153,871
DaVita, Inc.*	4	531
Dexcom, Inc.*	18	1,211
Edwards Lifesciences Corp.*	29	2,255
Elevance Health, Inc.	367	118,585
GE HealthCare Technologies, Inc.	747	56,100
HCA Healthcare, Inc.	13	5,541
Henry Schein, Inc.*	7	465
Hologic, Inc.*	357	24,094
Humana, Inc.	154	40,066
IDEXX Laboratories, Inc.*	4	2,556
Insulet Corp.*	4	1,235
Intuitive Surgical, Inc.*	16	7,156
Labcorp Holdings, Inc.	4	1,148
McKesson Corp.	198	152,963
Medtronic PLC (Ireland)	74	7,048
Molina Healthcare, Inc.*	87	16,648
Quest Diagnostics, Inc.	6	1,143
ResMed, Inc.	8	2,190
Solventum Corp.*	10	730
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
STERIS PLC (Ireland)	5	$ 1,237
Stryker Corp.	18	6,654
UnitedHealth Group, Inc.	1,471	507,936
Universal Health Services, Inc., Class B	3	613
Zimmer Biomet Holdings, Inc.	11	1,084
		1,367,895
Household & Personal Products — 0.4%
Church & Dwight Co., Inc.	12	1,052
Clorox Co. (The)	196	24,167
Colgate-Palmolive Co.	47	3,757
Estee Lauder Cos., Inc. (The), Class A	588	51,815
Kenvue, Inc.	112	1,818
Kimberly-Clark Corp.	19	2,362
Procter & Gamble Co. (The)	136	20,896
		105,867
Insurance — 0.6%
Aflac, Inc.	31	3,462
Allstate Corp. (The)	13	2,790
American International Group, Inc.	32	2,513
Aon PLC, Class A (Ireland)	12	4,279
Arch Capital Group Ltd. (Bermuda)	22	1,996
Arthur J Gallagher & Co.	14	4,336
Assurant, Inc.	3	650
Brown & Brown, Inc.	525	49,240
Chubb Ltd. (Switzerland)	23	6,492
Cincinnati Financial Corp.	9	1,423
Erie Indemnity Co., Class A	3	955
Everest Group Ltd. (Bermuda)	2	700
Globe Life, Inc.	4	572
Hartford Insurance Group, Inc. (The)	17	2,268
Loews Corp.	257	25,800
Marsh & McLennan Cos., Inc.	28	5,643
MetLife, Inc.	39	3,212
Principal Financial Group, Inc.	12	995
Progressive Corp. (The)	34	8,396
Prudential Financial, Inc.	20	2,075
Travelers Cos., Inc. (The)	13	3,630
W R Berkley Corp.	22	1,686
Willis Towers Watson PLC (Ireland)	5	1,727
		134,840
Materials — 1.5%
Air Products and Chemicals, Inc.	10	2,727
Albemarle Corp.	6	486

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Amcor PLC (Jersey)	121	$ 990
Avery Dennison Corp.	56	9,082
Ball Corp.	15	756
CF Industries Holdings, Inc.	289	25,923
Corteva, Inc.	42	2,840
Dow, Inc.	41	940
DuPont de Nemours, Inc.	715	55,699
Eastman Chemical Co.	6	378
Ecolab, Inc.	16	4,382
Freeport-McMoRan, Inc.	84	3,294
International Flavors & Fragrances, Inc.	407	25,047
International Paper Co.	27	1,253
Linde PLC (Ireland)	27	12,825
LyondellBasell Industries NV, Class A (Netherlands)	18	883
Martin Marietta Materials, Inc.	3	1,891
Mosaic Co. (The)	18	624
Newmont Corp.	1,883	158,756
Nucor Corp.	13	1,761
Packaging Corp. of America	143	31,164
PPG Industries, Inc.	13	1,366
Sherwin-Williams Co. (The)	14	4,848
Smurfit WestRock PLC (Ireland)	30	1,277
Steel Dynamics, Inc.	9	1,255
Vulcan Materials Co.	7	2,153
		352,600
Media & Entertainment — 11.9%
Alphabet, Inc., Class A	4,685	1,138,924
Charter Communications, Inc., Class A*	217	59,698
Comcast Corp., Class A	6,048	190,028
Electronic Arts, Inc.	106	21,380
Fox Corp., Class A	783	49,376
Interpublic Group of Cos., Inc. (The)	640	17,862
Live Nation Entertainment, Inc.*	11	1,797
Match Group, Inc.	14	494
Meta Platforms, Inc., Class A	1,184	869,506
Netflix, Inc.*	24	28,774
News Corp., Class A	900	27,639
Omnicom Group, Inc.	379	30,900
Paramount Skydance Corp., Class B	1,056	19,980
Take-Two Interactive Software, Inc.*	74	19,119
TKO Group Holdings, Inc.	4	808
Trade Desk, Inc. (The), Class A*	20	980
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Walt Disney Co. (The)	2,968	$ 339,836
Warner Bros Discovery, Inc.*	144	2,812
		2,819,913
Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
AbbVie, Inc.	103	23,849
Agilent Technologies, Inc.	14	1,797
Amgen, Inc.	31	8,748
Biogen, Inc.*	250	35,020
Bio-Techne Corp.	8	445
Bristol-Myers Squibb Co.	118	5,322
Charles River Laboratories International, Inc.*	84	13,143
Danaher Corp.	282	55,909
Eli Lilly & Co.	45	34,335
Gilead Sciences, Inc.	432	47,952
Incyte Corp.*	301	25,528
IQVIA Holdings, Inc.*	285	54,133
Johnson & Johnson	881	163,355
Merck & Co., Inc.	1,335	112,046
Mettler-Toledo International, Inc.*	1	1,228
Moderna, Inc.*	23	594
Pfizer, Inc.	9,066	231,002
Regeneron Pharmaceuticals, Inc.	196	110,205
Revvity, Inc.	6	526
Thermo Fisher Scientific, Inc.*	22	10,670
Vertex Pharmaceuticals, Inc.*	14	5,483
Viatris, Inc.	68	673
Waters Corp.*	3	899
West Pharmaceutical Services, Inc.	4	1,049
Zoetis, Inc.	21	3,073
		946,984
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	17	2,678
CoStar Group, Inc.*	19	1,603
		4,281
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.*	77	12,458
Analog Devices, Inc.	23	5,651
Applied Materials, Inc.	925	189,384
Broadcom, Inc.	598	197,286
First Solar, Inc.*	5	1,103
Intel Corp.	245	8,220
KLA Corp.	7	7,550
Lam Research Corp.	2,043	273,558
Microchip Technology, Inc.	31	1,991

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.	436	$ 72,952
Monolithic Power Systems, Inc.	2	1,841
NVIDIA Corp.	7,000	1,306,060
NXP Semiconductors NV (Netherlands)	15	3,416
ON Semiconductor Corp.*	727	35,848
QUALCOMM, Inc.	64	10,647
Skyworks Solutions, Inc.	273	21,016
Teradyne, Inc.	10	1,376
Texas Instruments, Inc.	38	6,982
		2,157,339
Software & Services — 11.3%
Accenture PLC, Class A (Ireland)	1,006	248,080
Adobe, Inc.*	700	246,925
Akamai Technologies, Inc.*	8	606
AppLovin Corp., Class A*	14	10,060
Autodesk, Inc.*	12	3,812
Cadence Design Systems, Inc.*	16	5,620
Cognizant Technology Solutions Corp., Class A	779	52,247
Crowdstrike Holdings, Inc., Class A*	10	4,904
Datadog, Inc., Class A*	14	1,994
EPAM Systems, Inc.*	3	452
Fair Isaac Corp.*	1	1,496
Fortinet, Inc.*	37	3,111
Gartner, Inc.*	125	32,859
Gen Digital, Inc.	1,046	29,696
GoDaddy, Inc., Class A*	223	30,513
International Business Machines Corp.	54	15,237
Intuit, Inc.	13	8,878
Microsoft Corp.	3,499	1,812,307
Oracle Corp.	163	45,842
Palantir Technologies, Inc., Class A*	134	24,444
Palo Alto Networks, Inc.*	32	6,516
PTC, Inc.*	6	1,218
Roper Technologies, Inc.	43	21,444
Salesforce, Inc.	56	13,272
ServiceNow, Inc.*	13	11,964
Synopsys, Inc.*	10	4,934
Tyler Technologies, Inc.*	2	1,046
VeriSign, Inc.	148	41,376
Workday, Inc., Class A*	11	2,648
		2,683,501
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 11.8%
Amphenol Corp., Class A	961	$ 118,924
Apple, Inc.	5,826	1,483,474
Arista Networks, Inc.*	75	10,928
CDW Corp.	223	35,520
Cisco Systems, Inc.	6,429	439,872
Corning, Inc.	48	3,937
Dell Technologies, Inc., Class C	1,205	170,833
F5, Inc.*	112	36,197
Hewlett Packard Enterprise Co.	77	1,891
HP, Inc.	1,594	43,405
Jabil, Inc.	208	45,171
Keysight Technologies, Inc.*	272	47,578
Motorola Solutions, Inc.	9	4,116
NetApp, Inc.	381	45,133
Seagate Technology Holdings PLC (Ireland)	347	81,913
Super Micro Computer, Inc.*	977	46,837
TE Connectivity PLC (Ireland)	479	105,155
Teledyne Technologies, Inc.*	2	1,172
Trimble, Inc.*	12	980
Western Digital Corp.	591	70,956
Zebra Technologies Corp., Class A*	86	25,556
		2,819,548
Telecommunication Services — 2.1%
AT&T, Inc.	6,618	186,892
T-Mobile US, Inc.	495	118,493
Verizon Communications, Inc.	4,633	203,621
		509,006
Transportation — 1.9%
CH Robinson Worldwide, Inc.	7	927
CSX Corp.	108	3,835
Delta Air Lines, Inc.	1,055	59,871
Expeditors International of Washington, Inc.	221	27,092
FedEx Corp.	393	92,673
JB Hunt Transport Services, Inc.	119	15,966
Norfolk Southern Corp.	341	102,440
Old Dominion Freight Line, Inc.	10	1,408
Southwest Airlines Co.	29	925
Uber Technologies, Inc.*	98	9,601
Union Pacific Corp.	34	8,037
United Airlines Holdings, Inc.*	18	1,737
United Parcel Service, Inc., Class B	1,403	117,193
		441,705

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
September 30, 2025
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.3%
AES Corp. (The)	40	$ 526
Alliant Energy Corp.	13	876
Ameren Corp.	13	1,357
American Electric Power Co., Inc.	25	2,813
American Water Works Co., Inc.	9	1,253
Atmos Energy Corp.	7	1,195
CenterPoint Energy, Inc.	30	1,164
CMS Energy Corp.	14	1,026
Consolidated Edison, Inc.	20	2,010
Constellation Energy Corp.	19	6,252
Dominion Energy, Inc.	50	3,059
DTE Energy Co.	12	1,697
Duke Energy Corp.	45	5,569
Edison International	18	995
Entergy Corp.	20	1,864
Evergy, Inc.	11	836
Eversource Energy	21	1,494
Exelon Corp.	59	2,656
FirstEnergy Corp.	28	1,283
NextEra Energy, Inc.	97	7,323
NiSource, Inc.	21	909
NRG Energy, Inc.	12	1,943
PG&E Corp.	858	12,939
Pinnacle West Capital Corp.	6	538
PPL Corp.	43	1,598
Public Service Enterprise Group, Inc.	29	2,420
Sempra	30	2,699
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	52	$ 4,928
Vistra Corp.	21	4,114
WEC Energy Group, Inc.	15	1,719
Xcel Energy, Inc.	27	2,178
		81,233
TOTAL COMMON STOCKS (Cost $16,933,082)		23,635,133
SHORT-TERM INVESTMENT — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(a)	165,117	165,117
TOTAL SHORT-TERM INVESTMENT (Cost $165,117)		165,117

TOTAL INVESTMENTS - 100.0% (Cost $17,098,199)		23,800,250
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(2,229)
NET ASSETS - 100.0%		$23,798,021

(a)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
September 30, 2025
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.4%
Gotham 1000 Value ETF	177,816	$ 4,534,397
Gotham Enhanced S&P 500 Index Fund	122,462	2,454,146
Gotham Index Plus Fund	126,727	4,090,751
Gotham Large Value Fund	199,355	3,038,161
Gotham Neutral Fund*	99,923	1,474,868
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $12,412,042)		15,592,323
SHORT-TERM INVESTMENT — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(b)	301,865	301,865
TOTAL SHORT-TERM INVESTMENT (Cost $301,865)		301,865

TOTAL INVESTMENTS - 100.3% (Cost $12,713,907)		15,894,188
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(42,696)
NET ASSETS - 100.0%		$15,851,492

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at September 30, 2025.
*	Non-income producing.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
September 30, 2025
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$896,581,419	$145,423,595	$105,679,951
Affiliated investments, at value[2,3]	—	174,253,062	—
Swaps, at value(a)	67,694,761	59,163,477	2,914,860
Cash	1,615,561	—	900,891
Due from broker	9,419,525	14,826,257	228,393
Receivables:
Investments sold	17,804,708	2,050,184	2,050,045
Capital shares sold	8,063,079	19,152	49,618
Dividends	692,879	157,719	100,024
Prepaid expenses and other assets	29,562	113	26,768
Total Assets	1,001,901,494	395,893,559	111,950,550
Liabilities
Due to broker	806,465	393,637	128,261
Payables:
Investments purchased	19,826,232	2,171,691	1,995,754
Investment adviser	1,020,354	343,358	101,160
Capital shares redeemed	175,434	40,522	94,314
Administration and accounting fees	108,974	58,831	34,296
Due to custodian	—	3,406	—
Accrued expenses	206,735	100,415	74,033
Total Liabilities	22,144,194	3,111,860	2,427,818
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$979,757,300	$392,781,699	$109,522,732
Net Assets Consisted of:
Capital stock, $0.01 par value	$437,022	$272,315	$74,207
Paid-in capital	770,540,374	270,470,233	147,535,981
Total distributable earnings/(loss)	208,779,904	122,039,151	(38,087,456)
Net Assets	$979,757,300	$392,781,699	$109,522,732
Institutional Class Shares:
Net assets	$979,757,300	$392,781,699	$109,522,732
Shares outstanding	43,702,209	27,231,533	7,420,696
Net asset value, offering and redemption price per share	$22.42	$14.42	$14.76
[1]Non-affiliated investments, at cost	$790,001,134	$132,167,058	$100,818,503
[2]Includes market value of securities designated as collateral for swaps	$261,632,861	$143,108,919	$54,503,838
[3]Affiliated investments, at cost	$—	$129,815,780	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
September 30, 2025
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1,2]	$341,156,131	$34,152,144	$23,800,250	$301,865
Affiliated investments, at value[2,3]	520,331,450	—	—	15,592,323
Swaps, at value(a)	241,776,161	—	—	—
Due from broker	35,769,322	—	—	—
Deposits with brokers	24,820	—	—	—
Receivables:
Investments sold	3,476,368	134,517	131,038	—
Capital shares sold	1,928,304	102,985	5,147	—
Dividends	515,300	40,950	11,660	1,040
Investment adviser	—	—	—	12,201
Prepaid expenses and other assets	4,987	34	—	22
Total Assets	1,144,982,843	34,430,630	23,948,095	15,907,451
Liabilities
Payables:
Due to custodian	3,883,989	—	—	—
Investment adviser	711,681	17,387	7,127	—
Capital shares redeemed	248,081	—	4,103	7
Administration and accounting fees	119,282	7,314	—	15,140
Distribution fees (Investor Class Shares)	4,995	—	—	—
Investments purchased	—	134,555	135,919	—
Accrued expenses	251,936	42,820	2,925	40,812
Total Liabilities	5,219,964	202,076	150,074	55,959
Contingencies and Commitments (Note 2)	—	N/A	N/A	—
Net Assets	$1,139,762,879	$34,228,554	$23,798,021	$15,851,492
Net Assets Consisted of:
Capital stock, $0.01 par value	$353,196	$22,463	$11,876	$11,225
Paid-in capital	678,483,836	28,006,872	15,895,835	11,516,732
Total distributable earnings	460,925,847	6,199,219	7,890,310	4,323,535
Net Assets	$1,139,762,879	$34,228,554	$23,798,021	$15,851,492
Institutional Class Shares:
Net assets	$1,115,004,117	$34,228,554	$23,798,021	$15,851,492
Shares outstanding	34,545,917	2,246,288	1,187,646	1,122,515
Net asset value, offering and redemption price per share	$32.28	$15.24	$20.04	$14.12
Investor Class Shares:
Net assets	$24,758,762	N/A	N/A	N/A
Shares outstanding	773,667	N/A	N/A	N/A
Net asset value, offering and redemption price per share	$32.00	N/A	N/A	N/A
[1]Non-affiliated investments, at cost	$285,249,055	$30,517,542	$17,098,199	$301,865
[2]Includes market value of securities designated as collateral for swaps	$526,857,546	$—	$—	$—
[3]Affiliated investments, at cost	$375,171,351	$—	$—	$12,412,042

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Year Ended September 30, 2025
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$12,346,293	$2,408,735	$1,609,674
Interest	160,503	48,750	49,951
Dividends from affiliated investments	—	2,076,392	—
Less: taxes withheld	(59,331)	(10,433)	(20,584)
Total investment income	12,447,465	4,523,444	1,639,041
Expenses
Advisory fees(Note 2)	12,179,436	4,196,548	1,589,189
Transfer agent fees(Note 2)	717,630	217,164	99,495
Interest expense	348,897	473,253	43,513
Administration and accounting fees(Note 2)	281,962	164,346	109,423
Trustees’ and officers’ fees(Note 2)	144,077	59,449	18,263
Legal fees	133,353	55,746	20,478
Audit fees	100,824	57,849	39,312
Custodian fees(Note 2)	98,450	42,718	16,317
Registration and filing fees	88,694	36,345	17,411
Shareholder reporting fees	53,023	37,588	29,631
Other expenses	51,740	28,559	22,402
Total expenses before waivers and/or reimbursements	14,198,086	5,369,565	2,005,434
Waivers and/or reimbursements(Note 2)	(1,669,754)	(699,765)	(372,732)
Net expenses after waivers and/or reimbursements	12,528,332	4,669,800	1,632,702
Net investment income/(loss)	(80,867)	(146,356)	6,339
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	131,454,837	24,797,680	13,882,262
Net realized loss from swaps	(53,395,841)(a)	(3,908,897)(a)	(3,912,787)(a)
Net realized gain from foreign currency transactions	506	333	205
Distributions of realized gains from affiliated investments	—	636,454	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	301,558	(6,169,514)	(2,408,434)
Net change in unrealized appreciation on affiliated investments	—	14,061,626	—
Net change in unrealized appreciation/(depreciation) on swaps	6,209,023(a)	16,391,862(a)	(4,639,330)(a)
Net change in unrealized appreciation on foreign currency translations	1,421	263	127
Net realized and unrealized gain on investments	84,571,504	45,809,807	2,922,043
Net increase in net assets resulting from operations	$84,490,637	$45,663,451	$2,928,382

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Year Ended September 30, 2025
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Total Return Fund
Investment income
Dividends from non-affiliated investments	$6,316,033	$749,240	$319,385	$6,971
Dividends from affiliated investments	3,420,812	—	—	183,124
Interest	24,876	1,711	1,026	640
Total investment income	9,761,721	750,951	320,411	190,735
Expenses
Advisory fees(Note 2)	7,431,585	248,781	109,531	—
Interest expense	2,881,694	—	—	—
Transfer agent fees(Note 2)	851,094	28,071	—	7,248
Administration and accounting fees(Note 2)	273,296	20,857	—	42,196
Trustees’ and officers’ fees(Note 2)	171,837	5,474	—	2,900
Legal fees	155,870	9,151	—	6,126
Custodian fees(Note 2)	144,300	2,135	—	10,000
Registration and filing fees	143,409	16,940	—	20,442
Audit fees	90,769	28,956	—	26,596
Distribution fees (Investor Class Shares)(Note 2)	48,597	—	—	—
Shareholder reporting fees	46,451	26,260	—	24,186
Support services fees	—	—	32,856	—
Other expenses	57,073	9,700	121	6,512
Total expenses before waivers and/or reimbursements	12,295,975	396,325	142,508	146,206
Waivers and/or reimbursements(Note 2)	(496,481)	(147,393)	(32,858)	(146,194)
Net expenses after waivers and/or reimbursements	11,799,494	248,932	109,650	12
Net investment income/(loss)	(2,037,773)	502,019	210,761	190,723
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	44,970,496	3,482,616	2,080,621	—
Net realized gain from affiliated investments	—	—	—	20,256
Net realized gain from swaps	1,629,570(a)	—	—	—
Distributions of realized gains from affiliated investments	—	—	—	1,220,066
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(25,014,070)(b)	(1,908,253)	764,462	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	66,464,173	—	—	(60,747)
Net change in unrealized appreciation on swaps	81,102,568(a)	—	—	—
Net realized and unrealized gain on investments	169,152,737	1,574,363	2,845,083	1,179,575
Net increase in net assets resulting from operations	$167,114,964	$2,076,382	$3,055,844	$1,370,298

(a)	Primary risk exposure is equity contracts.
(b)	Net change in unrealized appreciation/(depreciation) does not include net unrealized appreciation of $9,763,026 for the Gotham Index Plus Fund in connection with the Fund’s Reorganization with Gotham Enhanced 500 Plus Fund, Gotham Defensive Long 500 Fund and Gotham Hedged Core Fund. The amount of unrealized appreciation that is not included from Gotham Enhanced 500 Plus Fund, Gotham Defensive Long 500 Fund and Gotham Hedged Core Fund is $1,530,500, $6,908,655 and $1,323,871, respectively. See Note 6 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(80,867)	$(2,517,022)	$(146,356)	$(1,713,039)
Net realized gains from investments, swaps, foreign currency transactions and capital gain distributions from affiliated investments	78,059,502	127,279,197	21,525,570	41,562,616
Net change in unrealized appreciation on investments, swaps and foreign currency translations	6,512,002	49,214,779	24,284,237	42,144,998
Net increase in net assets resulting from operations	84,490,637	173,976,954	45,663,451	81,994,575
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(126,478,419)	(31,350,533)	(51,232,353)	(17,945,586)
Net decrease in net assets from dividends and distributions to shareholders	(126,478,419)	(31,350,533)	(51,232,353)	(17,945,586)
Increase in net assets derived from capital share transactions (Note 4)	233,931,871	18,373,330	124,061,599	25,839,911
Total increase in net assets	191,944,089	160,999,751	118,492,697	89,888,900
Net assets
Beginning of year	787,813,211	626,813,460	274,289,002	184,400,102
End of year	$979,757,300	$787,813,211	$392,781,699	$274,289,002
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$6,339	$(374,281)	$(2,037,773)	$(4,004,606)
Net realized gains from investments, swaps and foreign currency transactions	9,969,680	17,711,423	46,600,066	24,090,659
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(7,047,637)	(1,227,285)	122,552,671	188,428,983
Net increase in net assets resulting from operations	2,928,382	16,109,857	167,114,964	208,515,036
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	—	—	(26,277,067)	(22,393,506)
Investor Class Shares	N/A	N/A	(505,896)	(499,914)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(26,782,963)	(22,893,420)
Increase in net assets derived from capital share transactions (Note 4)	12,808,162	12,840,844	106,258,965	245,356,925
Total increase in net assets	15,736,544	28,950,701	246,590,966	430,978,541
Net assets
Beginning of year	93,786,188	64,835,487	893,171,913	462,193,372
End of year	$109,522,732	$93,786,188	$1,139,762,879	$893,171,913
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$502,019	$624,565	$210,761	$222,778
Net realized gains from investments	3,482,616	3,886,381	2,080,621	2,031,381
Net change in unrealized appreciation/(depreciation) on investments	(1,908,253)	3,208,557	764,462	3,601,009
Net increase in net assets resulting from operations	2,076,382	7,719,503	3,055,844	5,855,168
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(3,177,218)	(3,070,538)	(2,101,945)	(618,825)
Net decrease in net assets from dividends and distributions to shareholders	(3,177,218)	(3,070,538)	(2,101,945)	(618,825)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	1,429,567	(3,573,353)	1,820,097	(2,338,822)
Total increase in net assets	328,731	1,075,612	2,773,996	2,897,521
Net assets
Beginning of year	33,899,823	32,824,211	21,024,025	18,126,504
End of year	$34,228,554	$33,899,823	$23,798,021	$21,024,025
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Total Return Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$190,723	$240,739
Net realized gains from investments and capital gain distributions from affiliated investments	1,240,322	1,655,153
Net change in unrealized appreciation/(depreciation) on investments	(60,747)	2,786,418
Net increase in net assets resulting from operations	1,370,298	4,682,310
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(1,563,196)	(1,448,501)
Net decrease in net assets from dividends and distributions to shareholders	(1,563,196)	(1,448,501)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	826,784	(7,701,215)
Total increase/(decrease) in net assets	633,886	(4,467,406)
Net assets
Beginning of year	15,217,606	19,685,012
End of year	$15,851,492	$15,217,606
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$24.06	$19.39	$16.37	$16.73	$14.39
Net investment loss(1)	(0.00)(2)	(0.08)	(0.06)	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	2.07	5.89	3.08	(0.32)	2.40
Total from investment operations	2.07	5.81	3.02	(0.36)	2.34
Dividends and distributions to shareholders from:
Net realized capital gains	(3.71)	(1.14)	—	—	—
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year	$22.42	$24.06	$19.39	$16.37	$16.73
Total investment return(4)	10.64%	31.53%	18.45%	(2.15)%	16.26%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$979,757	$787,813	$626,813	$542,504	$499,529
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including interest expense)	1.54%(5)	1.80%(5)	1.79%(5)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.75%(5)	2.02%(5)	2.02%(5)	1.74%	1.77%
Ratio of net investment loss to average net assets (including interest expense)	(0.01)%	(0.39)%	(0.33)%	(0.21)%	(0.39)%
Portfolio turnover rate	290%	270%	250%	284%	210%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is between $0 and $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the years ended September 30, 2025, 2024 and 2023, respectively.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$15.12	$11.53	$9.90	$12.92	$10.21
Net investment loss(1)	(0.01)	(0.10)	(0.10)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.69	4.82	2.54	(0.58)	2.77
Total from investment operations	1.68	4.72	2.44	(0.62)	2.73
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	(0.02)
Net realized capital gains	(2.38)	(1.13)	(0.81)	(2.40)	—
Total dividends and distributions to shareholders	(2.38)	(1.13)	(0.81)	(2.40)	(0.02)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$14.42	$15.12	$11.53	$9.90	$12.92
Total investment return(3)	13.74%	44.53%	25.53%	(8.04)%	26.73%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$392,782	$274,289	$184,400	$206,744	$227,319
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including interest expense)	1.42%(4)	2.07%(4)	2.09%(4)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.63%(4)	2.32%(4)	2.36%(4)	1.76%	1.79%
Ratio of net investment loss to average net assets (including interest expense)	(0.04)%	(0.77)%	(0.95)%	(0.38)%	(0.36)%
Portfolio turnover rate	153%	181%	222%	288%(6)	203%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.27%, 1.28% and 1.27% for the years ended September 30, 2025, 2024 and 2023, respectively.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$14.40	$11.69	$10.34	$9.32	$9.19
Net investment income/(loss)(1)	0.00(2)	(0.06)	(0.07)	(0.02)	(0.05)
Net realized and unrealized gain on investments	0.36	2.77	1.42	1.04	0.18
Total from investment operations	0.36	2.71	1.35	1.02	0.13
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	0.00(2)
Net asset value, end of year	$14.76	$14.40	$11.69	$10.34	$9.32
Total investment return(3)	2.50%	23.18%	13.06%	10.94%	1.42%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$109,523	$93,786	$64,835	$67,134	$40,168
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including interest expense)	1.54%(4)	1.88%(4)	2.00%(4)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.89%(4)	2.30%(4)	2.46%(4)	1.94%	2.07%
Ratio of net investment income/(loss) to average net assets (including interest expense)	0.01%	(0.49)%	(0.61)%	(0.23)%	(0.53)%
Portfolio turnover rate	466%	427%	366%	408%	282%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the years ended September 30, 2025, 2024 and 2023, respectively.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$28.04	$21.39	$17.33	$20.30	$16.19
Net investment income/(loss)(1)	(0.06)	(0.15)	(0.07)	0.02	0.10
Net realized and unrealized gain/(loss) on investments	5.12	7.71	4.47	(1.84)	4.19
Total from investment operations	5.06	7.56	4.40	(1.82)	4.29
Dividends and distributions to shareholders from:
Net investment income	—	(0.14)	—	(0.10)	(0.18)
Net realized capital gains	(0.82)	(0.77)	(0.34)	(1.05)	—
Total dividends and distributions to shareholders	(0.82)	(0.91)	(0.34)	(1.15)	(0.18)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$32.28	$28.04	$21.39	$17.33	$20.30
Total investment return(3)	18.56%	36.54%	25.62%	(9.97)%	26.76%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,115,004	$876,163	$450,304	$394,850	$444,756
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including interest expense)	1.23%(4)	1.96%(4)	1.84%(4)	0.96%	1.13%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.28%(4)	2.03%(4)	1.94%(4)	1.04%	1.22%
Ratio of net investment income/(loss) to average net assets (including interest expense)	(0.21)%	(0.59)%	(0.34)%	0.11%	0.55%
Portfolio turnover rate	84%	126%	125%	169%(6)	158%(6)

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.93%, 0.92% and 0.92% for the years ended September 30, 2025, 2024 and 2023, respectively.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$27.87	$21.27	$17.28	$20.23	$16.15
Net investment income/(loss)(1)	(0.13)	(0.21)	(0.12)	(0.03)	0.06
Net realized and unrealized gain/(loss) on investments	5.08	7.66	4.45	(1.82)	4.16
Total from investment operations	4.95	7.45	4.33	(1.85)	4.22
Dividends and distributions to shareholders from:
Net investment income	—	(0.08)	—	(0.05)	(0.14)
Net realized capital gains	(0.82)	(0.77)	(0.34)	(1.05)	—
Total dividends and distributions to shareholders	(0.82)	(0.85)	(0.34)	(1.10)	(0.14)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$32.00	$27.87	$21.27	$17.28	$20.23
Total investment return(3)	18.27%	36.14%	25.29%	(10.13)%	26.33%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$24,759	$17,009	$11,889	$10,340	$12,671
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including interest expense)	1.46%(4)	2.20%(4)	2.09%(4)	1.21%	1.38%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.51%(4)	2.27%(4)	2.19%(4)	1.30%	1.47%
Ratio of net investment income/(loss) to average net assets (including interest expense)	(0.44)%	(0.84)%	(0.59)%	(0.14)%	0.30%
Portfolio turnover rate	84%	126%	125%	169%(6)	158%(6)

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.18%, 1.17% and 1.17% for the years ended September 30, 2025, 2024 and 2023, respectively.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$15.83	$13.81	$12.80	$16.71	$12.98
Net investment income(1)	0.22	0.23	0.25	0.23	0.20
Net realized and unrealized gain/(loss) on investments	0.67	3.12	1.78	(1.27)	3.76
Total from investment operations	0.89	3.35	2.03	(1.04)	3.96
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.22)	(0.14)	(0.25)	(0.23)
Net realized capital gains	(1.23)	(1.11)	(0.88)	(2.62)	—
Total dividends and distributions to shareholders	(1.48)	(1.33)	(1.02)	(2.87)	(0.23)
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	—
Net asset value, end of year	$15.24	$15.83	$13.81	$12.80	$16.71
Total investment return(3)	6.65%	26.40%	15.96%	(8.83)%	30.83%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$34,229	$33,900	$32,824	$40,445	$65,351
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.75%	0.82%(4)	0.75%	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	1.19%	1.25%(4)	1.21%	1.09%	1.05%
Ratio of net investment income to average net assets	1.51%	1.61%	1.82%	1.50%	1.29%
Portfolio turnover rate	200%	330%	191%	290%	226%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.75% for the year ended September 30, 2024.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$19.39	$14.90	$13.20	$16.07	$12.86
Net investment income(1)	0.18	0.19	0.20	0.20	0.17
Net realized and unrealized gain/(loss) on investments	2.42	4.81	2.60	(1.96)	3.17
Total from investment operations	2.60	5.00	2.80	(1.76)	3.34
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.23)	(0.11)	(0.17)	(0.13)
Net realized capital gains	(1.78)	(0.28)	(0.99)	(0.94)	—
Total dividends and distributions to shareholders	(1.96)	(0.51)	(1.10)	(1.11)	(0.13)
Redemption fees	0.01	—	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$20.04	$19.39	$14.90	$13.20	$16.07
Total investment return(3)	14.76%	34.43%	22.11%	(12.25)%	26.17%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$23,798	$21,024	$18,127	$13,258	$15,569
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(4)	0.65%	0.65%	0.65%	0.65%	1.12%
Ratio of net investment income to average net assets	0.96%	1.13%	1.39%	1.31%	1.14%
Portfolio turnover rate	176%	160%	152%	193%	178%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$14.36	$12.06	$11.45	$13.03	$11.70
Net investment income(1)	0.17	0.18	0.09	0.11	0.08
Net realized and unrealized gain/(loss) on investments	1.05	3.01	1.69	(1.04)	1.33
Total from investment operations	1.22	3.19	1.78	(0.93)	1.41
Dividends and distributions to shareholders from:
Net investment income	(0.24)	(0.17)	(0.07)	(0.13)	(0.08)
Net realized capital gains	(1.22)	(0.72)	(1.10)	(0.52)	(0.00)(2)
Total dividends and distributions to shareholders	(1.46)	(0.89)	(1.17)	(0.65)	(0.08)
Redemption fees	—	—	0.00(3)	—	0.00(3)
Net asset value, end of year	$14.12	$14.36	$12.06	$11.45	$13.03
Total investment return(4)	9.68%	28.01%	15.86%	(7.87)%	12.17%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$15,851	$15,218	$19,685	$17,280	$23,987
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.97%	0.85%	0.87%	0.72%	0.66%
Ratio of net investment income to average net assets	1.26%	1.38%	0.74%	0.87%	0.68%
Portfolio turnover rate	7%	5%	35%	9%	85%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is between $0 and $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
September 30, 2025
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class Shares. The Gotham Index Plus Fund offers two classes of shares, Institutional Class Shares and Investor Class Shares. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
All the Funds, except for Large Value, Enhanced S&P 500 Index and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. All Funds may invest in short positions of U.S. short securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC (“Gotham” or “the Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps. Total return swaps had an end of period unrealized appreciation of $67,694,761, $59,163,477, $2,914,860, and $241,776,161 were held by Absolute Return, Enhanced Return, Neutral and Index Plus, respectively. These securities are considered Level 2 as of and for the year ended September 30, 2025.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the year ended September 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash — Cash include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due from/to Brokers — Due from/to broker represents net receivables/payables related to unsettled swap transactions with the Funds’ prime swap broker. The Funds are subject to credit risk should the prime swap broker is unable to meet their obligations.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officers of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Short Sales — All Funds may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission (“SEC”) and other applicable regulatory bodies with respect to coverage of short sales. As of September 30, 2025, the Funds did not hold any short sales.
Recent Accounting Pronouncement — On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds' financial statements.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the year ended September 30, 2025, only Absolute Return, Enhanced Return, Neutral and Index Plus held total return swaps.
For the year ended September 30, 2025, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(235,451,642)
Enhanced Return	25,091,421
Neutral	(72,172,397)
Index Plus	3,656,017
Counterparty Risk — During the year ended September 30, 2025, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
Liquidity Risk — During the year ended September 30, 2025, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the year ended September 30, 2025, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the year ended September 30, 2025, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. See interest expense on the Statements of Operations for related interest on collateral. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$67,694,761	$—	$67,694,761	$—	$—	$67,694,761
Enhanced Return	59,163,477	—	59,163,477	—	—	59,163,477
Neutral	2,914,860	—	2,914,860	—	—	2,914,860
Index Plus	241,776,161	—	241,776,161	—	—	241,776,161

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Total Return(3)	—

(1)	Gotham has contractually agreed to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.
(2)	Enhanced S&P 500 Index entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.
(3)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
For Neutral, Large Value and Total Return, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the year ended September 30, 2025.
	Institutional Class Shares	Investor Class Shares	Termination Date
Absolute Return	0.00%	N/A	January 31, 2026
Enhanced Return	0.00%	N/A	January 31, 2026
Neutral	1.50%	N/A	January 31, 2026
Index Plus	0.15%	0.15%	January 31, 2027
Large Value	0.75%	N/A	January 31, 2026
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2026
Total Return(1)	0.00%	N/A	January 31, 2026

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
For the year ended September 30, 2025, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$12,179,436	$(1,669,754)	$10,509,682
Enhanced Return	4,196,548	(699,765)	3,496,783
Neutral	1,589,189	(372,732)	1,216,457
Index Plus	7,431,585	(496,481)	6,935,104
Large Value	248,781	(147,393)	101,388
Enhanced S&P 500 Index	109,531	(32,858)	76,673
Total Return	—	(146,194)	(146,194)
For Index Plus and Total Return, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of September 30, 2025, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2026	09/30/2027	09/30/2028	Total
Index Plus
Institutional Class Shares	$417,473	$445,431	$486,181	$1,349,085
Investor Class Shares	10,888	10,359	10,300	31,547
Total Return	166,407	148,187	146,194	460,788
The Index Plus and Total Return Funds have not recorded a commitment or contingent liability at September 30, 2025.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC ("JWFM") provided a PEO and PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC ("Tidal") provides a PEO and PFO to the Trust. Chenery Compliance Group, LLC ("Chenery") provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the year ended September 30, 2025:

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Enhanced Return
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$54,331,053	$29,755,005	$—	$—	$2,360,637	$86,446,695	3,390,000	$1,431,001	$636,454
Gotham Enhanced 500 ETF	65,436,733	10,668,645	—	—	11,700,989	87,806,367	2,398,000	645,391	—
Total	$119,767,786	$40,423,650	$—	$—	$14,061,626	$174,253,062		$2,076,392	$636,454

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Index Plus
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$401,215,872	$52,651,405	$—	$—	$66,464,173	$520,331,450	14,210,300	$3,420,812	$—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Total Return
Name of Issuer	Value at 09/30/24	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$4,635,902	$—	$191,712	$8,667	$81,540	$4,534,397	177,816	$87,962	$39,122
Gotham Defensive Long 500 Fund[1]	1,492,105	145,910	1,057,210	24,988	(605,793)	—	—	—	121,018
Gotham Enhanced S&P 500 Index Fund	2,288,400	271,655	181,475	(10,955)	86,521	2,454,146	122,462	21,027	213,299
Gotham Hedged Core Fund[1]	2,249,243	670,944	2,442,140	531	(478,578)	—	—	26,429	607,189
Gotham Index Plus Fund[2]	—	3,165,692	—	—	925,059	4,090,751	126,727	—	—
Gotham Large Value Fund	3,022,043	336,901	214,284	(20,584)	(85,915)	3,038,161	199,355	47,706	239,438
Gotham Neutral Fund	1,518,197	24,877	102,234	17,609	16,419	1,474,868	99,923	—	—
Total	$15,205,890	$4,615,979	$4,189,055	$20,256	$(60,747)	$15,592,323		$183,124	$1,220,066

[1]	$930,174 and $2,235,518 of the sales proceeds are a part of the Gotham Defensive Long 500 Fund's and Gotham Hedged Core Fund's, respectively, merger into Gotham Index Plus Fund (See Note 6).
[2]	$3,165,692 of the purchase cost is from the merger of Gotham Defensive Long 500 Fund and Gotham Hedged Plus Fund into Gotham Index Plus Fund (See Note 6).

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
3. Investment in Securities
For the year ended September 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$1,922,570,528	$1,941,045,261
Enhanced Return	398,387,615	393,923,761
Neutral	412,045,261	409,246,735
Index Plus	615,404,925	799,363,012
Large Value	65,942,438	67,312,442
Enhanced S&P 500 Index	38,402,944	38,450,832
Total Return	1,450,287	1,023,363
For the year ended September 30, 2025, the Funds had no purchases and sales of U.S. Government securities.
4. Capital Share Transactions
For years ended September 30, 2025 and 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares
Sales	17,748,963	$375,308,093	9,808,445	$209,198,858
Reinvestments	2,714,188	53,795,209	653,973	12,458,179
Redemption Fees*	—	10,944	—	1,080
Redemptions	(9,498,509)	(195,182,375)	(10,045,853)	(203,284,787)
Net increase	10,964,642	$233,931,871	416,565	$18,373,330

Enhanced Return:
Institutional Class Shares
Sales	10,451,071	$146,366,523	3,051,688	$40,257,718
Reinvestments	3,792,417	46,912,201	1,481,304	16,398,034
Redemption Fees*	—	4,504	—	14,737
Redemptions	(5,148,462)	(69,221,629)	(2,389,058)	(30,830,578)
Net increase	9,095,026	$124,061,599	2,143,934	$25,839,911

Neutral:
Institutional Class Shares
Sales	2,814,277	$40,256,628	1,839,500	$24,227,976
Reinvestments	—	—	—	—
Redemption Fees*	—	10,378	—	2,514
Redemptions	(1,905,472)	(27,458,844)	(875,662)	(11,389,646)
Net increase	908,805	$12,808,162	963,838	$12,840,844

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value

Index Plus:
Institutional Class Shares
Sales	8,643,450	$249,856,766	13,294,207	$322,771,758
Proceeds from Shares issued in connection with merger**	991,320	30,761,556	—	—
Reinvestments	572,873	15,771,197	595,463	13,016,824
Redemption Fees*	—	19,290	—	9,303
Redemptions	(6,912,210)	(194,940,475)	(3,688,808)	(91,359,122)
Net increase	3,295,433	$101,468,334	10,200,862	$244,438,763
Investor Class Shares
Sales	246,230	$7,109,401	204,753	$4,922,033
Reinvestments	18,252	499,182	22,532	490,529
Redemption Fees*	—	420	—	219
Redemptions	(101,031)	(2,818,372)	(176,075)	(4,494,619)
Net increase	163,451	$4,790,631	51,210	$918,162
Total net increase	3,458,884	$106,258,965	10,252,072	$245,356,925

Large Value:
Institutional Class Shares
Sales	254,766	$3,742,582	2,326,239	$33,315,065
Reinvestments	228,041	3,133,278	233,726	3,031,430
Redemption Fees*	—	91	—	393
Redemptions	(377,828)	(5,446,384)	(2,796,077)	(39,920,241)
Net increase/(decrease)	104,979	$1,429,567	(236,112)	$(3,573,353)

Enhanced S&P 500 Index:
Institutional Class Shares
Sales	263,693	$4,844,075	228,239	$3,887,217
Reinvestments	118,599	2,101,578	40,464	618,689
Redemption Fees*	—	6,986	—	—
Redemptions	(278,747)	(5,132,542)	(401,174)	(6,844,728)
Net increase/(decrease)	103,545	$1,820,097	(132,471)	$(2,338,822)

Total Return:
Institutional Class Shares
Sales	30,231	$440,450	1,089	$13,000
Reinvestments	123,223	1,555,068	122,128	1,443,551
Redemption Fees*	—	—	—	—
Redemptions	(90,849)	(1,168,734)	(695,322)	(9,157,766)
Net increase/(decrease)	62,605	$826,784	(572,105)	$(7,701,215)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
**	See Note 6.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
Significant Shareholders
As of September 30, 2025, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	1%
Large Value
Affiliated Fund	9%
Non-affiliated Shareholder	11%
Enhanced S&P 500 Index
Affiliated Fund	10%
Non-affiliated Shareholder	10%
Total Return
Affiliated Shareholders	23%
Non-affiliated Shareholder	55%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. Permanent differences as of September 30, 2025, were primarily attributed to capitalized dividends on short sales, net operating loss write-off, PFICs sold, redesignation of dividends paid and equalization utilized which were reclassified among the following accounts:
	Total Distributable Earnings	Paid-in-Capital
Absolute Return	$1,825,702	$(1,825,702)
Enhanced Return	1,103,602	(1,103,602)
Neutral	275,733	(275,733)
Index Plus	3,013,318	(3,013,318)
Enhanced S&P 500 Index	(155,080)	155,080

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
The tax character of distributions paid by the Funds during the year ended September 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute Return	$—	$126,478,419	$—
Enhanced Return	—	51,232,353	—
Index Plus	—	26,782,963	—
Large Value	894,594	2,282,624	—
Enhanced S&P 500 Index	406,440	1,695,505	—
Total Return	254,956	1,308,241	—
The tax character of distributions paid by the Funds during the year ended September 30, 2024, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute Return	$—	$31,350,533	$—
Enhanced Return	—	17,945,586	—
Index Plus	—	22,893,420	—
Large Value	516,778	2,553,760	—
Enhanced S&P 500 Index	315,423	303,402	—
Total Return	279,950	1,168,551	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2025, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$—	$—	$53,130,476	$155,649,428	$—
Enhanced Return	—	—	8,422,774	114,952,383	(1,332,899)
Neutral	(43,078,864)	—	—	4,991,410	—
Index Plus	—	23	30,872,805	433,577,898	(3,524,879)
Large Value	—	31,594	3,336,026	2,831,599	—
Enhanced S&P 500 Index	—	71,567	1,663,737	6,155,046	—
Total Return	—	20,345	1,182,818	3,120,372	—
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2025, were primarily attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
September 30, 2025
As of September 30, 2025, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Absolute Return	$807,834,207	$155,849,225	$(67,102,013)	$88,747,212
Enhanced Return	263,566,255	142,806,576	(86,696,174)	56,110,402
Neutral	103,497,295	14,212,125	(12,029,469)	2,182,656
Index Plus	668,959,146	260,870,882	(68,342,447)	192,528,435
Large Value	31,320,545	4,318,711	(1,487,112)	2,831,599
Enhanced S&P 500 Index	17,645,204	7,271,131	(1,116,085)	6,155,046
Total Return	12,773,816	3,243,058	(122,686)	3,120,372
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2025. For the year ended September 30, 2025, the Funds deferred to October 1, 2025 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Enhanced Return	$1,332,899	$—	$—
Index Plus	3,524,879	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2025, the following Funds had total capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Neutral	$43,078,864	$—

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
September 30, 2025
6. Fund Merger
On March 6, 2025, the Board approved the reorganization of the Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund into Index Plus (the “Reorganization(s)”). The Reorganization took place after the close of business on August 22, 2025.
Immediately prior to the Reorganization, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund had Institutional Class Shares outstanding, which were exchanged for Institutional Class Shares of Index Plus. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the Reorganizations took place after the close of business on August 22, 2025:
	Before Reorganization				After Reorganization
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Enhanced 500 Plus Fund	Index Plus	Index Plus
Institutional Class
Shares	501,731	1,019,434	386,412	32,957,427	33,948,747
Net Assets	$5,731,236	$19,638,430	$5,391,954	$1,022,699,953	$1,053,461,573
Net Asset Value	$11.42	$19.26	$13.95	$31.03	$31.03

Fund Total
Unrealized Appreciation*	$1,530,500	$6,908,655	$1,323,871	$434,468,782	$444,231,808
*    Unrealized appreciation before Reorganization from Gotham Enhanced 500 Plus Fund, Gotham Defensive Long 500 Fund and Gotham Hedged Core Fund, totaling $9,763,026, is not included within the net change in unrealized appreciation/(depreciation) for Index Plus on the Statements of Operations.
Assuming the Reorganizations had been completed on October 1, 2024, the Index Plus results of operations for the year ended September 30, 2025 would have been as follows:
Net Investment Loss	$(1,889,087)
Net realized and change in unrealized gains (losses) on investments and securities sold short	$172,384,140
Net increase in asset from operations	$170,495,053
Because the combined investment portfolios have been managed as a single portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Index Plus that have been included in its Statement of Operations since the Reorganizations.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham Total Return Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund and Gotham Total Return Fund (seven of the funds constituting FundVantage Trust, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 26, 2025
We have served as the auditor of one or more investment companies in Gotham Asset Management LLC since 2011.

GOTHAM FUNDS
Shareholder Tax Information
(Unaudited)
Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended September 30, 2025. The information and distributions reported here in may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. During the fiscal year ended September 30, 2025 the following dividends and distributions were paid by each of the Funds:
	Ordinary Income	Long-Term Capital Gain
Absolute Return	$—	$126,478,419
Enhanced Return	—	51,232,353
Index Plus	—	26,782,963
Large Value	894,594	2,282,624
Enhanced S&P 500 Index	406,440	1,695,505
Total Return	254,956	1,308,241
Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2025 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:
Large Value	100.00%
Enhanced S&P 500 Index	82.32%
Total Return	74.57%
The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:
Large Value	100.00%
Enhanced S&P 500 Index	82.36%
Total Return	44.70%
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:
Large Value	1.05%
Enhanced S&P 500 Index	1.45%
Total Return	2.77%
The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:
Enhanced S&P 500 Index	100.00%
Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Gotham Asset Management, LLC
At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Neutral Fund and Gotham Total Return Fund (collectively, the “Gotham Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Gotham Fund for an additional one-year period.
In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Gotham in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Gotham 15(c) Response”) regarding (i) the services performed and to be performed by Gotham for the Gotham Funds, (ii) the composition and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Gotham Funds, (iv) investment performance, (v) the financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material effect on Gotham’s ability to service the Gotham Funds, and (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Gotham 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Gotham Fund compared against its Lipper Index and its benchmark; compliance with the Gotham Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as the Gotham Funds’ Valuation Designee appointed by the Board.
The Board considered additional information provided by representatives from Gotham invited to participate in the Meeting regarding Gotham’s history, performance, investment strategy, and compliance program. Representatives of Gotham responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Gotham Funds and Gotham, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

GOTHAM FUNDS
Other Information (Continued)
(Unaudited)
Based on the Gotham 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Gotham are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Gotham Funds are likely to benefit from the provision of those services, (iv) Gotham has sufficient personnel, with the appropriate skills and experience, to serve the Gotham Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Gotham Funds is likely to continue under the Agreement.
The Trustees considered the investment performance for the Gotham Funds (as applicable) and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.
Gotham Absolute Return Fund. The Trustees noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date and three-year periods ended March 31, 2025, and underperformed for the one-year, five-year and ten-year periods ended March 31, 2025. The Trustees further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the Refinitiv Absolute Return Funds Median for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.
Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year and five-year periods ended March 31, 2025, and underperformed for the one-year and ten-year periods ended March 31, 2025. They further noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.
Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year and since inception periods ended March 31, 2025, and underperformed for the one-year and five-year periods ended March 31, 2025. They further noted that the Gotham Enhanced S& P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the one-year, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. The Trustees further noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the Refinitiv Large-Cap Core Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.
Gotham Index Plus Fund. The Trustees noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the one-year period ended March 31, 2025. They further noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Core Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.
Gotham Large Value Fund. The Trustees noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date period ended March 31, 2025, and underperformed for the one-year, three-year, five-year and since inception periods ended March 31, 2025. They further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the year-to-date, one-year and since inception periods ended March 31, 2025, and underperformed for the three-year and five-year periods ended March 31, 2025. The Trustees further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Value Funds Median for the year-to-date and since inception periods ended March 31, 2025, and underperformed for the one-year, three-year and five-year periods ended March 31, 2025.
Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the ICE BofA U.S. 3-Month T-Bill Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2025. They further

GOTHAM FUNDS
Other Information (Continued)
(Unaudited)
noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the Refinitiv Alternative Equity Market Neutral Funds Median for the one-year, three-year and five-year periods ended March 31, 2025, and underperformed for the year-to-date and since inception periods ended March 31, 2025.
Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date period ended March 31, 2025, and underperformed for the one-year, three-year, five-year and ten-year periods ended March 31, 2025. The Trustees further noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year five-year and ten-year periods ended March 31, 2025.
The Trustees concluded that the performance of each of the Gotham Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.
The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Gotham Funds and any other ancillary benefit resulting from Gotham’s relationship with the Gotham Funds. The Trustees also reviewed information regarding the fees Gotham charges to certain other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Gotham Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Gotham Funds versus those funds in the Gotham Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Gotham Funds as measured by the information provided by Gotham. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Gotham Funds:
Gotham Absolute Return Fund.The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Absolute Return Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.
Gotham Enhanced Return Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced Return Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares were similar to and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
Gotham Index Plus Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Index Plus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.
Gotham Large Value Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Large Value Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.
Gotham Neutral Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Neutral Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

GOTHAM FUNDS
Other Information (Concluded)
(Unaudited)
Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees noted that the Gotham Total Return Fund does not collect an advisory fee because it invests only in other series of the Trust advised by Gotham.
The Trustees also discussed the limitations of the comparative expense information provided with respect to each Gotham Fund’s Peer Group, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in each of the Peer Groups. Based upon their review, the Trustees concluded that the respective advisory fees for the Gotham Funds were reasonable in light of the high quality of services received by the Funds from Gotham.
The Trustees considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, its profitability and certain additional information related to Gotham’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Gotham.
The Trustees considered the extent to which economies of scale may be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted Gotham’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and Gotham’s belief that breakpoints are not appropriate at this time. The Board further considered Gotham’s representation that the nature of the various Gotham Funds’ investment strategies were such that future capacity was constrained based on Gotham’s ability to implement the strategy above certain asset levels, and as such the Gotham Funds’ ability to achieve future economies of scale were limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Gotham Funds and that therefore it was not yet necessary to consider whether the fee structure of the Gotham Funds provided an adequate mechanism for sharing the benefit of any such economies.
After consideration of all the factors, taking into consideration the information presented at the Meeting, the entire Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

GOTHAM FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.
If you have questions or comments about our privacy practices, please call us at (877) 974-6852.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0925

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on June 16-17, 2025 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Gotham Absolute Return Fund, Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund, Gotham Enhanced Return Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Hedged Core Fund, Gotham Index Plus Fund, Gotham Large Value Fund, Gotham Neutral Fund and Gotham Total Return Fund (collectively, the “Gotham Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Gotham Fund for an additional one-year period.

In determining whether to approve the Agreement, the Trustees, including the Independent Trustees, considered information provided by Gotham in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Gotham 15(c) Response”) regarding (i) the services performed and to be performed by Gotham for the Gotham Funds, (ii) the composition and qualifications of Gotham’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Gotham Funds, (iv) investment performance, (v) the financial condition of Gotham, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Gotham Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material effect on Gotham’s ability to service the Gotham Funds, and (x) compliance with the Gotham Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Gotham 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Gotham Fund compared against its Lipper Index and its benchmark; compliance with the Gotham Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as the Gotham Funds’ Valuation Designee appointed by the Board.

The Board considered additional information provided by representatives from Gotham invited to participate in the Meeting regarding Gotham’s history, performance, investment strategy, and compliance program. Representatives of Gotham responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the approval of the Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Gotham Funds and Gotham, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the Gotham 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Gotham are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Gotham Funds are likely to benefit from the provision of those services, (iv) Gotham has sufficient personnel, with the appropriate skills and experience, to serve the Gotham Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Gotham Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Gotham Funds (as applicable) and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Gotham Funds as compared to their respective benchmark indices and Refinitiv categories for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Gotham Absolute Return Fund. The Trustees noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date and three-year periods ended March 31, 2025, and underperformed for the one-year, five-year and ten-year periods ended March 31, 2025. The Trustees further noted that the Gotham Absolute Return Fund’s Institutional Class shares outperformed the Refinitiv Absolute Return Funds Median for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.

Gotham Defensive Long 500 Fund. The Trustees noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025. They further noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, one-year and three-year periods ended March 31, 2025, and underperformed for the five-year and since inception periods ended March 31, 2025. The Trustees further noted that the Gotham Defensive Long 500 Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.

Gotham Enhanced 500 Plus Fund. The Trustees noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, and three-year periods ended March 31, 2025, and underperformed for the one-year, five-year and since inception periods ended March 31, 2025. They further noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the one-year, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. The Trustees further noted that the Gotham Enhanced 500 Plus Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the one-year, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.

Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year and five-year periods ended March 31, 2025, and underperformed for the one-year and ten-year periods ended March 31, 2025. They further noted that the Gotham Enhanced Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year and since inception periods ended March 31, 2025, and underperformed for the one-year and five-year periods ended March 31, 2025. They further noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the one-year, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. The Trustees further noted that the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares outperformed the Refinitiv Large-Cap Core Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.

Gotham Hedged Core Fund. The Trustees noted that the Gotham Hedged Core Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025. They further noted that the Gotham Hedged Core Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date and one-year periods ended March 31, 2025, and underperformed for the three-year, five-year and since inception periods ended March 31, 2025. The Trustees further noted that the Gotham Hedged Core Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.

Gotham Index Plus Fund. The Trustees noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date, three-year, five-year and since inception periods ended March 31, 2025, and underperformed for the one-year period ended March 31, 2025. They further noted that the Gotham Index Plus Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Core Funds Median for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2025.

Gotham Large Value Fund. The Trustees noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date period ended March 31, 2025, and underperformed for the one-year, three-year, five-year and since inception periods ended March 31, 2025. They further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the S&P 500 Value Index for the year-to-date, one-year and since inception periods ended March 31, 2025, and underperformed for the three-year and five-year periods ended March 31, 2025. The Trustees further noted that the Gotham Large Value Fund’s Institutional Class shares outperformed the Refinitiv Multi-Cap Value Funds Median for the year-to-date and since inception periods ended March 31, 2025, and underperformed for the one-year, three-year and five-year periods ended March 31, 2025.

Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the ICE BofA U.S. 3-Month T-Bill Index for the year-to-date, one-year, three-year, five-year and ten-year periods ended March 31, 2025. They further noted that the Gotham Neutral Fund’s Institutional Class shares outperformed the Refinitiv Alternative Equity Market Neutral Funds Median for the one-year, three-year and five-year periods ended March 31, 2025, and underperformed for the year-to-date and since inception periods ended March 31, 2025.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the HFRX Equity Hedge Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2025, and underperformed for the year-to-date period ended March 31, 2025. They further noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the S&P 500 Index for the year-to-date period ended March 31, 2025, and underperformed for the one-year, three-year, five-year and ten-year periods ended March 31, 2025. The Trustees further noted that the Gotham Total Return Fund’s Institutional Class shares outperformed the Refinitiv Alternative Long/Short Equity Funds Median for the year-to-date, one-year, three-year five-year and ten-year periods ended March 31, 2025.

The Trustees concluded that the performance of each of the Gotham Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Gotham Funds and any other ancillary benefit resulting from Gotham’s relationship with the Gotham Funds. The Trustees also reviewed information regarding the fees Gotham charges to certain other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Gotham Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Gotham Funds versus those funds in the Gotham Fund’s applicable Refinitiv category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Gotham Funds as measured by the information provided by Gotham. The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Gotham Funds:

Gotham Absolute Return Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Absolute Return Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Defensive Long 500 Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Defensive Long 500 Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Enhanced 500 Plus Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced 500 Plus Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Enhanced Return Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced Return Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Enhanced S&P 500 Index Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Enhanced S&P 500 Index Fund’s Institutional Class shares were similar to and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Hedged Core Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Hedged Core Fund’s Institutional Class shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Index Plus Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Index Plus Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Large Value Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Large Value Fund’s Institutional Class shares were higher and lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group, respectively.

Gotham Neutral Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Gotham Neutral Fund’s Institutional Class shares were higher than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund is a “fund of funds,” and that there is no advisory fee in respect of assets invested in other funds advised by Gotham. The Trustees noted that the Gotham Total Return Fund does not collect an advisory fee because it invests only in other series of the Trust advised by Gotham.

The Trustees also discussed the limitations of the comparative expense information provided with respect to each Gotham Fund’s Peer Group, given the potential varying nature, extent and quality of the services provided by the advisors of other portfolios included in each of the Peer Groups. Based upon their review, the Trustees concluded that the respective advisory fees for the Gotham Funds were reasonable in light of the high quality of services received by the Funds from Gotham.

The Trustees considered the costs of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Gotham Funds, its profitability and certain additional information related to Gotham’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Gotham.

The Trustees considered the extent to which economies of scale may be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted Gotham’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and Gotham’s belief that breakpoints are not appropriate at this time. The Board further considered Gotham’s representation that the nature of the various Gotham Funds’ investment strategies were such that future capacity was constrained based on Gotham’s ability to implement the strategy above certain asset levels, and as such the Gotham Funds’ ability to achieve future economies of scale were limited relative to more traditional asset classes. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Gotham Funds and that therefore it was not yet necessary to consider whether the fee structure of the Gotham Funds provided an adequate mechanism for sharing the benefit of any such economies.

After consideration of all the factors, taking into consideration the information presented at the Meeting, the entire Board, including the Independent Trustees, unanimously approved the continuation of the Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-

3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

During the current period, management identified a weakness in Registrant’s internal control over financial reporting that was deemed to be material. Management undertook action to remediate the material weakness, which included implementing additional controls and enhancing existing controls around the financial statement review process, including additional management review of classification of the components of net investment income within the financial statements. Management noted the material weakness had been remediated as of the year ended September 30, 2025.

There were no other changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	December 5, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 5, 2025

* Print the name and title of each signing officer under his or her signature.